UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428

(Address of principal executive offices) (Zip code)

ERIC E. MILLER, Esq.

1200 River Road

SUITE 1000

Conshohocken, Pennsylvania 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2007

Date of reporting period: 03/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2007 (Unaudited)

NVIT Nationwide Fund

	Shares	Value
COMMON STOCKS (99.2%)
Aerospace & Defense (2.1%)
AAR Corp.*(a)	26,400	$727,584
B.F. Goodrich Co. (The)	86,700	4,463,316
Northrop Grumman Corp.	170,112	12,625,713
Raytheon Co.	244,120	12,806,535
United Technologies Corp.	119,200	7,748,000

		38,371,148

Airlines (0.6%)
AMR Corp.*	107,330	3,268,199
Boeing Co. (The)	86,529	7,693,293

		10,961,492

Beverages (1.2%)
Constellation Brands, Inc.*	1,015,050	21,498,759

		21,498,759

Biotechnology (0.7%)
Gilead Sciences, Inc.*	62,300	4,765,950
Thermo Fisher Scientific, Inc.*	174,600	8,162,550

		12,928,500

Capital Markets (6.3%)
Bear Stearns Cos., Inc. (The)	107,008	16,088,653
Franklin Resources, Inc.	114,400	13,822,952
Gilead Sciences, Inc.	234,630	19,162,232
Goldman Sachs Group, Inc.	58,600	12,108,518
Lehman Brothers Holding, Inc.	256,690	17,986,268
Lloyds TSB Group PLC ADR - GB(a)	27,200	1,209,584
Morgan Stanley	324,381	25,548,247
T. Rowe Price Group, Inc.	221,630	10,458,720

		116,385,174

Chemicals (2.5%)
Agrium, Inc.	34,800	1,333,884
Dow Chemical Co. (The)	60,100	2,756,186
E.I. du Pont de Nemours & Co.	94,200	4,656,306
Lyondell Chemical Co.	180,000	5,394,600
Monsanto Co.	34,900	1,918,104
Potash Corp. Of Saskatchewan, Inc.	56,140	8,978,470
Praxair, Inc.	49,890	3,141,075
Rohm & Haas Co.	114,950	5,945,214
Syngenta AG ADR - CH(a)	3,700	140,785
Waters Corp.*	221,420	12,842,360

		47,106,984

Commercial Banks (0.1%)
Gilead Sciences, Inc.	34,400	1,593,064

		1,593,064

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.	12,180	552,850

		552,850

Communications Equipment (5.0%)
Cisco Systems, Inc.*	2,470,807	63,079,703
Corning, Inc.*	52,100	1,184,754
France Telecom ADR - FR	242,000	6,388,800
Harris Corp.(a)	103,600	5,278,420
QUALCOMM, Inc.	191,650	8,175,789
Telefonaktiebolaget LM Ericsson Sponsored ADR - SE	199,490	7,399,084
Telesp - Telecominicacoes de Sao Paulo S.A. ADR - BR(a)	52,100	1,334,281

		92,840,831

Computers & Peripherals (3.0%)
Hewlett-Packard Co.	577,400	23,176,836
Int’l Business Machines Corp.	217,494	20,500,985
Seagate Technology	59,000	1,374,700
Western Digital Corp.*	641,040	10,775,882

		55,828,403

Construction & Engineering (0.1%)
Foster Wheeler Ltd.*	20,200	1,179,478

		1,179,478

Containers & Packaging (0.5%)
Bemis Co.	255,100	8,517,789

		8,517,789

Distributors (0.1%)
Genuine Parts Co.	28,500	1,396,500

		1,396,500

Diversified Financial Services (4.3%)
Amvescap PLC ADR - GB	357,300	7,896,330
Bank of America Corp.	586,135	29,904,608
Citigroup, Inc.	245,413	12,599,503
J.P. Morgan Chase & Co.	368,343	17,820,434
Moody’s Corp.	180,100	11,177,006

		79,397,881

Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,044,839	41,198,002
Embarq Corp.	108,890	6,135,951
Verizon Communications, Inc.	187,600	7,113,792

		54,447,745

Electric Utilities (0.9%)
Gilead Sciences, Inc.	439,000	14,386,030
Progress Energy, Inc.	34,000	1,714,960
Southern Co.	15,200	557,080

		16,658,070

Electronic Equipment & Instruments (0.7%)
Agilent Technologies, Inc.*	113,100	3,810,339
Arrow Electronics, Inc.*	162,500	6,134,375
Garmin Ltd.(a)	48,450	2,623,568

		12,568,282

Energy Equipment & Services (3.3%)
Cameron International Corp.*	19,500	1,224,405
ENSCO International, Inc.	20,000	1,088,000
FMC Technologies, Inc.*(a)	10,000	697,600
Halliburton Co.(a)	559,000	17,742,660
Hanover Compressor Co.*(a)	55,000	1,223,750
Helmerich & Payne, Inc.(a)	206,500	6,265,210
Noble Corp. ADR - KY	82,700	6,506,836
Oceaneering International, Inc.*	7,270	306,212
Rowan Cos., Inc.	28,400	922,148
Schlumberger Ltd.	91,800	6,343,380
Tidewater, Inc.(a)	161,400	9,454,812
Transocean, Inc.*	125,100	10,220,670

		61,995,683

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	171,775	9,248,366
CVS/Caremark Corp.	136,500	4,660,110
Safeway, Inc.	75,500	2,766,320
Wal-Mart Stores, Inc.	102,700	4,821,765

		21,496,561

Food Products (0.9%)
Archer-Daniels Midland Co.	54,100	1,985,470
General Mills, Inc.	129,300	7,527,846
PepsiCo, Inc.	115,300	7,328,468

		16,841,784

Gas Utilities (0.6%)
Oneok, Inc.	134,700	6,061,500
Questar Corp.	61,526	5,488,734

		11,550,234

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Nationwide Fund

Health Care Equipment & Supplies (1.9%)
AstraZeneca PLC ADR - GB	458,700	24,609,255
Becton, Dickinson & Co.	65,205	5,013,612
Medtronic, Inc.	131,800	6,466,108

		36,088,975

Health Care Providers & Services (3.9%)
Aetna, Inc.	138,550	6,067,105
AmerisourceBergen Corp.	158,400	8,355,600
Humana, Inc.*	140,100	8,128,602
McKesson Corp.	120,000	7,024,800
Quest Diagnostics, Inc.	99,300	4,952,091
UnitedHealth Group, Inc.	265,750	14,076,777
WellPoint, Inc.*	297,050	24,090,755

		72,695,730

Health Care Technology (0.1%)
IMS Health, Inc.	43,230	1,282,202

		1,282,202

Hotels, Restaurants & Leisure (1.6%)
Burger King Holdings, Inc.(a)	455,650	9,842,040
McDonald’s Corp.	399,080	17,978,554
Sonic Corp.*(a)	70,000	1,559,600

		29,380,194

Household Products (3.5%)
Colgate-Palmolive Co.	194,600	12,997,334
Kimberly-Clark Corp.	54,000	3,698,460
Procter & Gamble Co. (The)	772,950	48,819,522

		65,515,316

Industrial Conglomerates (0.6%)
General Electric Co.	254,515	8,999,650
McDermott International, Inc.*	43,300	2,120,834

		11,120,484

Insurance (4.3%)
Allstate Corp.	124,400	7,471,464
American International Group, Inc.	127,500	8,570,550
Chubb Corp. (The)	209,600	10,830,032
Hartford Financial Services Group, Inc. (The)	72,100	6,891,318
Lincoln National Corp.	150,100	10,175,279
Manulife Financial Corp.(a)	116,400	4,009,980
MetLife, Inc.	152,244	9,614,209
Prudential Financial, Inc.	105,965	9,564,401
SAFECO Corp.(a)	98,300	6,530,069
Travelers Cos., Inc. (The)	136,500	7,066,605

		80,723,907

Internet & Catalog Retail (0.2%)
Liberty Media Holding Corp. - Interactive*	181,400	4,320,948

		4,320,948

Internet Software & Services (0.5%)
Google, Inc., Class A*	19,750	9,048,660

		9,048,660

IT Services (0.1%)(a)
Infosys Technologies Ltd.	57,100	2,869,275

		2,869,275

Machinery (3.6%)
CNH Global NV	198,860	7,415,489
Cummins, Inc.	39,450	5,709,204
Deere & Co.	274,400	29,810,816
Eaton Corp.	61,700	5,155,652
Illinois Tool Works, Inc.	103,400	5,335,440
Joy Global, Inc.	59,100	2,535,390
Oshkosh Truck Corp.(a)	49,100	2,602,300
Parker Hannifin Corp.	93,750	8,091,563

		66,655,854

Manufacturing (0.3%)(a)
Carpenter Technology Corp.	12,200	1,473,272
Siemens AG ADR - DE	38,500	4,127,200

		5,600,472

Marine (0.3%)(a)
Omega Navigation Enterprises, Inc.	331,400	5,179,782

		5,179,782

Media (2.0%)
CBS Corp., Class B	243,100	7,436,429
Discovery Holding Co.*(a)	40,000	765,200
Idearc, Inc.(a)	1	18
Time Warner, Inc.	620,666	12,239,533
Viacom, Inc., Class B*	1	41
Walt Disney Co. (The)	480,300	16,536,729

		36,977,950

Metals & Mining (2.0%)
Agnico-Eagle Mines Ltd.	45,100	1,597,442
Alcan, Inc.	200,320	10,456,704
Alcoa, Inc.	426,681	14,464,486
Freeport-McMoRan Copper & Gold, Inc., Class B	94,500	6,254,955
Newmont Mining Corp.	57,000	2,393,430
Nucor Corp.	24,200	1,576,146

		36,743,163

Multi-Utilities (1.1%)
Ameren Corp.(a)	203,000	10,210,900
Dominion Resources, Inc.	3,320	294,716
Sempra Energy	170,150	10,380,852

		20,886,468

Multiline Retail (3.4%)
Federated Department Stores, Inc.	117,500	5,293,375
J.C. Penney Co., Inc.	243,290	19,988,706
Kohl’s Corp.*	24,100	1,846,301
Nordstrom, Inc.	209,770	11,105,224
Target Corp.	430,050	25,484,763

		63,718,369

Oil, Gas & Consumable Fuels (11.0%)
Apache Corp.	92,900	6,568,030
Atmos Energy Corp.(a)	19,900	622,472
Chesapeake Energy Corp.(a)	219,400	6,775,072
ChevronTexaco Corp.	297,644	22,013,750
ConocoPhillips	535,714	36,616,052
EOG Resources, Inc.	28,600	2,040,324
Exxon Mobil Corp.	766,943	57,865,849
Global Santa Fe Corp.	173,800	10,719,984
Marathon Oil Corp.	125,418	12,395,061
Newfield Exploration Co.*	55,000	2,294,050
Occidental Petroleum Corp.	389,483	19,205,407
Peabody Energy Corp.	62,200	2,502,928
Statoil ASA Sponsored ADR - NO(a)	43,700	1,183,396
Total SA ADR - FR	82,400	5,749,872
Valero Energy Corp.	233,400	15,051,966
Williams Cos., Inc. (The)	95,800	2,726,468

		204,330,681

Paper & Forest Products (0.4%)(a)
Aracruz Celulose SA ADR	138,100	7,246,107

		7,246,107

Personal Products (0.5%)
Alberto-Culver Co.	335,400	7,673,952
Estee Lauder Co., Inc. (The), Class A	41,600	2,032,160

		9,706,112

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Nationwide Fund

Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	141,000	3,914,160
Forest Laboratories, Inc., Class A*	50,000	2,572,000
GlaxoSmithKline PLC ADR - GB	51,600	2,851,416
Johnson & Johnson	306,981	18,498,675
Merck & Co., Inc.	167,300	7,389,641
Pfizer, Inc.	1,782,590	45,028,223
Sanofi-Aventis ADR - FR	90,000	3,915,900
Schering-Plough Corp.	286,200	7,300,962
Wyeth	101,500	5,078,045

		96,549,022

Real Estate Investment Trusts (REITs) (1.4%)
American Home Mortgage Investment Corp.(a)	99,100	2,674,709
CBRE Realty Finance, Inc.(a)	53,800	711,774
First Industrial Realty Trust(a)	45,100	2,043,030
Hospitality Properties Trust	180,500	8,447,400
KKR Financial Corp.(a)	91,100	2,498,873
Lexington Corporate Properties Trust(a)	168,600	3,562,518
Mack-Cali Realty Corp.	28,700	1,366,981
ProLogis Trust	28,000	1,818,040
Public Storage, Inc.	32,800	3,105,176

		26,228,501

Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	103,250	8,304,398
CSX Corp.	58,600	2,346,930
Norfolk Southern Corp.	200,810	10,160,986
SL Green Realty Corp.(a)	5,900	809,362
Union Pacific Corp.	72,300	7,342,065

		28,963,741

Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.*	75,000	1,499,250
Applied Materials, Inc.	353,700	6,479,784
Intel Corp.	819,335	15,673,878
Intersil Corp.(a)	321,100	8,505,939
Lam Research Corp.*	52,840	2,501,446
MEMC Electronic Materials, Inc.*	61,900	3,749,902
Texas Instruments, Inc.	243,550	7,330,855

		45,741,054

Software (4.5%)
Autodesk, Inc.*	448,190	16,851,944
Check Point Software Technologies Ltd.*	131,500	2,929,820
Microsoft Corp.	2,069,786	57,684,936
Tibco Software, Inc.*	736,900	6,278,388

		83,745,088

Specialty Retail (3.2%)
Aeropostale, Inc.*(a)	17,800	716,094
American Eagle Outfitters Ltd.(a)	127,300	3,817,727
Best Buy Co., Inc.	276,800	13,485,696
Group 1 Automotive, Inc.(a)	70,600	2,807,762
Home Depot, Inc. (The)	211,850	7,783,369
Limited, Inc. (The)	138,800	3,617,128
Lowe’s Cos., Inc.	146,700	4,619,583
OfficeMax, Inc.	104,900	5,532,426
Staples, Inc.	74,500	1,925,080
TJX Cos., Inc.	536,530	14,464,849

		58,769,714

	Shares or Principal Amount	Value
Textiles, Apparel & Luxury Goods (0.2%)
Nike, Inc.*	41,800	4,441,668

		4,441,668

Tobacco (1.9%)
Altria Group, Inc.	248,111	21,786,627
Reynolds American, Inc.(a)	217,024	13,544,468

		35,331,095

Transportation (0.1%)
Genesis Lease Ltd. Sponsored ADR - IE*	106,830	2,793,605

		2,793,605

Water Utilities (0.1%)
United Utilities PLC ADR - GB	47,000	1,395,900

		1,395,900

Wireless Telecommunication Services (0.3%)(a)
Vodafone Group PLC ADR - GB	230,317	6,186,315

		6,186,315

Total Common Stocks (Cost $1,760,997,230)		1,844,353,564

COMMERCIAL PAPER (2.4%)(b)
Consumer Finance (2.4%)
Countrywide Financial Corp., 5.48%, 04/02/07	$4,045,000	4,043,768
Countrywide Home Loans, 5.30%, 04/03/07	19,785,000	19,776,031
Thornburg Mortgage Capital, 5.14%, 04/02/07	22,048,000	22,044,650

Total Commercial Paper (Cost $45,868,055)		45,864,449

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.2%)
Alliance & Leicester PLC, Medium Term Note, 5.33%, 04/30/08	2,500,000	2,500,000
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $46,753,614 collateralized by U.S. Government Agency Mortgages with a market value of $47,667,038	46,732,390	46,732,390
Bank of Ireland, Medium Term Note, 5.38%, 12/29/08	4,999,433	4,999,433
Bear Stearns, Master Note, 5.38%, 09/28/07	6,500,000	6,500,000
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	20,000,000	20,000,000
Deutsche Bank London, Time Deposit, 5.34%, 06/01/07	5,700,000	5,700,000
Dexia Bank Paris, Time Deposit, 5.34%, 06/01/07	5,700,000	5,700,000
GE Life & Annuity Funding Agreement, 5.42%, 04/30/08	2,000,000	2,000,000
Lexington Parker Capital, Commercial Paper, 5.29%, 04/05/07	4,977,310	4,977,310
Morgan Stanley, Master Note, 5.62%, 04/30/08	5,000,000	5,000,000

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Nationwide Fund

Wachovia Bank N.A., Bank Note
5.36%, 02/23/09	4,000,000	4,000,000
5.37%, 10/02/08	5,000,000	5,000,000

West Corp. Federal Credit Union, Medium Term Note, 5.38%, 09/25/08	$2,000,000	$2,000,000

Total Securities Held As Collateral For Securities On Loan (Cost $115,109,133)		115,109,133

Total Investments (Cost $1,921,974,568) (c) — 107.8%		2,005,327,146

Liabilities in excess of other assets — (7.8)%		(145,915,997)

NET ASSETS — 100.0%		$1,859,411,149

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2007.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
BR	Brazil
CH	Switzerland
DE	Germany
FR	France
GB	United Kingdom
IE	Ireland
KY	Cayman Islands
NO	Norway
SE	Sweden

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Growth Fund

	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (3.2%)
Northrop Grumman Corp.	6,920	$513,603
Precision Castparts Corp.	21,180	2,203,779
Raytheon Co.	28,100	1,474,126
Rockwell Collins, Inc.	21,710	1,453,050
United Technologies Corp.	12,450	809,250

		6,453,808

Air Freight & Logistics (1.2%)
FedEx Corp.	23,150	2,487,005

		2,487,005

Airlines (2.4%)
Boeing Co. (The)	54,250	4,823,367

		4,823,367

Auto Components (0.2%)
Johnson Controls, Inc.	3,580	338,740

		338,740

Automobiles (0.1%)(a)
United Auto Group, Inc.	9,540	193,662

		193,662

Biotechnology (5.5%)
Amgen, Inc.*	19,880	1,110,894
Genentech, Inc.*	13,300	1,092,196
Genzyme Corp.*	33,710	2,023,274
Gilead Sciences, Inc.*	39,870	3,050,055
PerkinElmer, Inc.	43,450	1,052,359
Pharmion Corp.*(a)	28,140	739,801
Thermo Fisher Scientific, Inc.*	45,040	2,105,620

		11,174,199

Capital Markets (4.2%)
Charles Schwab Corp.	83,000	1,518,070
Franklin Resources, Inc.	21,600	2,609,928
Gilead Sciences, Inc.	4,900	400,183
Goldman Sachs Group, Inc.	12,990	2,684,124
Morgan Stanley	15,350	1,208,966

		8,421,271

Chemicals (2.6%)
Air Products & Chemicals, Inc.	17,800	1,315,242
Celanese Corp.	35,720	1,101,605
Monsanto Co.	52,690	2,895,842

		5,312,689

Commercial Banks (0.4%)
Wachovia Corp.	15,580	857,679

		857,679

Commercial Services & Supplies (0.3%)
Manpower, Inc.	7,170	528,931

		528,931

Communications Equipment (8.4%)
Ciena Corp.*(a)	38,250	1,069,088
Cisco Systems, Inc.*	262,530	6,702,391
Corning, Inc.*	123,680	2,812,483
F5 Networks, Inc.*(a)	18,650	1,243,582
Harris Corp.	9,140	465,683
QUALCOMM, Inc.	85,270	3,637,618
Telefonaktiebolaget LM Ericsson Sponsored ADR - SE	27,900	1,034,811

		16,965,656

Computers & Peripherals (4.9%)
Apple Computer, Inc.*	21,410	1,989,203
Diebold, Inc.(a)	9,680	461,833
Hewlett-Packard Co.	75,180	3,017,725
IntercontinentalExchange, Inc.*	7,040	860,359
International Business Machines Corp.	11,670	1,100,014
Seagate Technology	65,570	1,527,781
Sun Microsystems, Inc.*	163,130	980,411

		9,937,326

Diversified Consumer Services (0.2%)
New Oriental Education & Technology Group, Inc. Sponsored ADR - CN*	9,600	389,088

		389,088

Diversified Financial Services (1.3%)
Chicago Mercantile Exchange Holdings, Inc.	2,840	1,512,186
International Securities Exchange Holdings, Inc.(a)	21,520	1,050,176

		2,562,362

Electric Utilities (0.5%)
Exelon Corp.	15,220	1,045,766

		1,045,766

Electrical Equipment (2.0%)
Ametek, Inc.	47,885	1,653,948
Emerson Electric Co.	56,180	2,420,796

		4,074,744

Electronic Equipment & Instruments (0.5%)
Avnet, Inc.*	11,600	419,224
Jabil Circuit, Inc.	12,980	277,902
Molex, Inc.	14,200	400,440

		1,097,566

Energy Equipment & Services (1.8%)
Halliburton Co.(a)	24,840	788,422
Schlumberger Ltd.	18,220	1,259,002
Transocean, Inc.*	18,640	1,522,888

		3,570,312

Food & Staples Retailing (1.4%)
CVS/Caremark Corp.	70,730	2,414,715
Wal-Mart Stores, Inc.	8,330	391,094

		2,805,809

Food Products (2.4%)
General Mills, Inc.	14,700	855,834
PepsiCo, Inc.	63,470	4,034,153

		4,889,987

Gas Utilities (0.3%)
Questar Corp.	6,500	579,865

		579,865

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	56,950	2,999,556
Hillenbrand Industry, Inc.(a)	5,860	347,908
Intuitive Surgical, Inc.*(a)	5,650	686,871
Medtronic, Inc.	30,770	1,509,576

		5,543,911

Health Care Providers & Services (3.1%)
Cardinal Health, Inc.	6,000	437,700
McKesson Corp.	31,350	1,835,229
Medco Health Solutions, Inc.*	20,940	1,518,778

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Growth Fund

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	38,140	$2,020,276
WellPoint, Inc.*	5,870	476,057

		6,288,040

Hotels, Restaurants & Leisure (2.9%)
Brinker International, Inc.	9,220	301,494
Chipotle Mexican Grill, Inc.*(a)	12,840	797,364
International Game Technology	38,120	1,539,285
Starwood Hotels & Resorts Worldwide, Inc.	35,340	2,291,799
Wynn Resorts Ltd.(a)	10,610	1,006,465

		5,936,407

Household Durables (1.2%)
Leggett & Platt, Inc.	14,170	321,234
Newell Rubbermaid, Inc.	24,650	766,368
Snap-on, Inc.	10,060	483,886
Standard Pacific Corp.(a)	43,300	903,671

		2,475,159

Household Products (1.8%)
Procter & Gamble Co. (The)	56,770	3,585,593

		3,585,593

Insurance (0.4%)
Principal Financial Group, Inc.	12,800	766,336

		766,336

Internet Software & Services (4.4%)
eBay, Inc.*	79,300	2,628,795
Google, Inc., Class A*(a)	9,720	4,453,315
Yahoo!, Inc.*	56,700	1,774,143

		8,856,253

IT Services (0.8%)
Electronic Data Systems Corp.	19,920	551,386
Paychex, Inc.	25,800	977,046

		1,528,432

Life Sciences Tools & Services (0.6%)
Covance, Inc.*	22,060	1,309,040

		1,309,040

Machinery (2.7%)
Caterpillar, Inc.	38,400	2,573,952
Cummins, Inc.	2,280	329,962
Deere & Co.	12,630	1,372,123
Harsco Corp.(a)	9,800	439,628
Parker Hannifin Corp.	7,500	647,325

		5,362,990

Media (3.1%)
Comcast Corp., Class A*	134,745	3,496,633
Walt Disney Co. (The)	79,350	2,732,020

		6,228,653

Metals & Mining (1.5%)
Alcoa, Inc.	8,900	301,710
Allegheny Technologies, Inc.	11,480	1,224,801
Freeport-McMoRan Copper & Gold, Inc., Class B	23,620	1,563,408

		3,089,919

Multiline Retail (3.8%)
Family Dollar Stores, Inc.	16,280	482,214
Federated Department Stores, Inc.	18,700	842,435
J.C. Penney Co., Inc.	15,220	1,250,475
Kohl’s Corp.*	16,500	1,264,065
Nordstrom, Inc.	26,120	1,382,793
Target Corp.	41,600	2,465,216

		7,687,198

Oil, Gas & Consumable Fuels (3.0%)
Canadian Natural Resources Ltd. Sponsored ADR - CA	18,700	1,032,053
Exxon Mobil Corp.	12,570	948,407
Peabody Energy Corp.	18,500	744,440
Williams Cos., Inc. (The)	35,920	1,022,283
XTO Energy, Inc.	42,020	2,303,116

		6,050,299

Pharmaceuticals (5.9%)
Abbott Laboratories	50,900	2,840,220
Bristol-Myers Squibb Co.	55,000	1,526,800
Johnson & Johnson	49,800	3,000,948
Merck & Co., Inc.	20,200	892,234
Schering-Plough Corp.	44,400	1,132,644
Wyeth	52,550	2,629,076

		12,021,922

Real Estate Investment Trusts (REITs) (0.3%)(a)
CapitalSource, Inc.	20,470	514,411

		514,411

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	13,020	1,047,199
Union Pacific Corp.	10,250	1,040,887

		2,088,086

Semiconductors & Semiconductor Equipment (5.4%)
Broadcom Corp.*	30,160	967,231
Intel Corp.(a)	143,820	2,751,277
Intersil Corp.	56,550	1,498,009
KLA-Tencor Corp.	34,140	1,820,345
MEMC Electronic Materials, Inc.*	35,760	2,166,341
Microchip Technology, Inc.	46,150	1,639,709

		10,842,912

Software (7.5%)
Activision, Inc.*(a)	58,420	1,106,475
Adobe Systems, Inc.*	54,050	2,253,885
Autodesk, Inc.*	40,000	1,504,000
Business Objects SA Sponsored ADR - FR*	20,190	730,676
Microsoft Corp.	268,260	7,476,406
Oracle Corp.*	116,800	2,117,584

		15,189,026

Specialty Retail (2.7%)
Best Buy Co., Inc.	52,200	2,543,184
Lowe’s Cos., Inc.	63,750	2,007,487
Staples, Inc.	31,870	823,521

		5,374,192

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	17,870	844,358
Nike, Inc.*	9,450	1,004,157

		1,848,515

Transportation (0.4%)
Genesis Lease Ltd. Sponsored ADR - IE*	31,490	823,464

		823,464

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Growth Fund

Wireless Telecommunication Services (0.2%)(a)
Telephone & Data Systems, Inc.	7,180	$428,072

		428,072

Total Common Stocks (Cost $194,104,853)		202,348,662

COMMERCIAL PAPER (1.2%)
Consumer Finance (1.2%)
Thornburg Mortgage Capital	$2,421,000	2,420,632

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.6%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,251,386 collateralized by U.S. Government Agency Mortgages with a market value of $5,353,982	5,248,781	5,248,781
CDC Financial Products, Inc. Master Note	3,000,000	3,000,000
Tango Finance Corp., Medium Term Note	999,854	999,854

Total Securities Held As Collateral For Securities On Loan (Cost $9,248,781)		9,248,781

Total Investments (Cost $205,774,341) (b) — 105.9%		214,018,075

Liabilities in excess of other assets — (5.9)%		(11,853,803)

NET ASSETS — 100.0%		$202,164,272

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
CA	Canada
CN	China
FR	France
IE	Ireland
SE	Sweden

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Government Bond Fund

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (45.5%)
AID - Israel, 5.50%, 12/04/23 – 04/26/24	$60,500,000	$63,320,964
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	12,196,904
4.55%, 03/04/15	25,475,000	24,800,142
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	7,001,419
5.25%, 11/03/09	50,000,000	50,108,300
Federal Home Loan Mortgage Corporation
4.26%, 07/19/07	20,000,000	19,939,980
5.75%, 05/23/11	50,000,000	50,212,950
5.65%, 02/14/12	25,000,000	24,963,725
5.60%, 09/26/13	25,000,000	25,045,250
4.80%, 12/18/13	8,350,000	8,296,894
Federal National Mortgage Association
5.00%, 01/23/09	25,000,000	25,042,200
5.30%, 01/12/10	40,000,000	39,995,080
5.23%, 01/29/10	95,000,000	95,359,860
8.20%, 03/10/16	10,000,000	12,293,000
5.63%, 11/15/21	25,000,000	24,852,875
Financing Corporation
10.70%, 10/06/17	6,000,000	8,735,154
9.65%, 11/02/18	8,300,000	11,572,283
Government Backed Trust T-1, 7.94%, 05/15/07	10,000,000	9,938,620
Government Loan Trust, 4.98%, 04/01/15	6,072,000	4,105,200
Housing & Urban Development, 7.08%, 08/01/16	9,000,000	9,043,524
Overseas Private Investment Corp., 5.86%, 09/20/07	8,632,326	9,270,341

Total U.S. Government Sponsored & Agency Obligations (Cost $537,568,650)		536,094,665

MORTGAGE-BACKED OBLIGATIONS (32.3%)
Federal Home Loan Mortgage Corporation
5.50%, 04/01/07	241,402	240,941
8.00%, 11/01/08	2,103	2,107
5.50%, 09/15/10	3,693,642	3,700,803
5.50%, 08/15/13	5,920,880	5,928,335
5.50%, 07/15/17	7,090,438	7,165,668
5.50%, 10/15/17	18,750,000	18,897,908
5.50%, 10/15/17	15,000,000	15,127,503
5.50%, 01/15/20	8,000,000	8,025,848
5.50%, 05/15/34	12,752,783	12,825,591
5.24%, 06/01/35(a)	24,607,899	24,871,777
Federal National Mortgage Association
7.31%, 09/01/07	16,127	16,354
5.70%, 01/01/09	4,459,468	4,468,050
7.41%, 04/01/10	14,037,736	14,775,711
5.50%, 09/25/11	6,215,000	6,364,075
6.68%, 05/01/16	3,668,054	3,824,272
6.62%, 06/01/16	10,700,684	11,664,016
5.60%, 09/01/18	11,207,943	11,481,090
5.56%, 12/01/21	11,400,000	11,810,915
5.00%, 07/25/23	6,000,000	5,760,910
7.00%, 08/25/23	4,979,959	5,174,589
5.50%, 04/25/24	12,486,462	12,494,662
6.43%, 02/17/30	660,684	659,062
3.50%, 11/25/32	2,491,154	2,346,276
4.99%, 09/01/34(a)	16,028,217	15,916,426
4.71%, 04/01/35	9,527,316	9,325,981
4.74%, 04/01/35(a)	16,144,506	15,904,098
4.81%, 05/01/35(a)	14,107,054	13,967,699
4.90%, 05/01/35	19,136,793	18,962,128
5.25%, 05/01/35(a)	12,769,794	12,754,556
4.90%, 07/01/35(a)	32,325,592	32,089,913
6.00%, 04/18/36(b)	9,000,000	9,220,761
6.31%, 08/01/36	8,448,100	9,042,169
5.69%, 09/01/36(a)	45,171,350	45,639,507
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	9,396,684	9,739,501

Total Mortgage-Backed Obligations (Cost $377,835,559)		380,189,202

U.S. TREASURY OBLIGATIONS (9.7%)(b)
U.S. Treasury Bonds, 7.88%, 02/15/21	65,000,000	84,439,030
U.S. Treasury Inflation Protection Index, 2.00%, 01/15/26	30,000,000	29,077,403

Total U.S. Treasury Obligations (Cost $113,711,527)		113,516,433

REPURCHASE AGREEMENTS (11.8%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, Repurchase price $139,173,649, collateralized by U.S. Government Agency Mortgages with a market value of $141,894,924	139,112,671	139,112,671
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.5%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $56,261,568, collateralized by U.S. Government Agency Mortgages with market value of $57,360,760, 5.45%, 04/02/07	56,236,039	56,236,039
Bear Stearns, Master Note, 5.38%, 09/28/07	8,500,000	8,500,000
CDC Financial Products, Inc. Master Note, 5.49%, 05/30/07	10,000,000	10,000,000
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	5,000,000	5,000,000
Citigroup Global Markets, Inc. Master Note, 5.51%, 04/06/07	1,000,000	1,000,000
Deutsche Bank London, Time Deposit, 5.34%, 06/01/07	1,000,000	1,000,000
Dexia Bank Paris, Time Deposit, 5.34%, 06/01/07	1,000,000	1,000,000
Mizuho Corporate Bank Ltd. Eurodollar CD, 5.35%, 04/02/07	14,819,409	14,819,409
Wachovia Bank N.A., Bank Note, 5.36%, 02/23/09	3,000,000	3,000,000

Total Securities Held As Collateral For Securities On Loan (Cost $100,555,448)		100,555,448

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Government Bond Fund

Total Investments (Cost $1,268,783,855) (c) — 107.8%	1,269,468,419

Liabilities in excess of other assets — (7.8)%	(91,483,079)

NET ASSETS — 100.0%	$1,177,985,340

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.
(b)	All or a part of the security was on loan as of March 31, 2007.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
COMMON STOCKS (97.7%)
Australia (0.9%)
Building Products— 0.0%
Crane Group Ltd.	30,233	$400,489

Commercial Bank— 0.1%
Adelaide Bank Ltd.	47,688	529,878

Commercial Services & Supplies— 0.1%
Downer EDI Ltd.	159,857	879,681

Energy Equipment & Services— 0.2%
WorleyParsons Ltd.	73,602	1,639,712

Gas Utility— 0.0%
Australian Pipeline Trust	53,385	180,677

Health Care Providers & Services— 0.1%
Symbion Health Ltd.	167,787	490,868

Multiline Retail— 0.2%
David Jones Ltd.	441,633	1,622,484

Paper & Forest Products— 0.0%
Great Southern Plantations Ltd.	153,077	249,841

Real Estate Investment Trusts (REITs)— 0.1%
ING Industrial Fund	175,122	333,976
Tishman Speyer Office Fund	336,061	676,217

		1,010,193

Specialty Retail— 0.1%
Just Group Ltd.	277,633	934,069

		7,937,892

Austria (0.2%)
Energy Equipment & Services— 0.0%
Schoeller-Blackman Oilfield Equipment AG	7,466	390,472

Machinery— 0.1%
Andritz AG	3,277	821,860

Pharmaceutical— 0.1%
Intercell AG*	27,690	907,568

		2,119,900

Belgium (0.4%)
Communications Equipment— 0.0%
Evs Broadcast Equipment SA	6,171	394,729

Diversified Financial Services— 0.1%
GMV NV	9,630	619,596

Metals & Mining— 0.2%
Cumerio	52,900	1,566,172

Transportation— 0.1%
Compagnie Maritime Belge SA	11,499	766,991

		3,347,488

Bermuda (1.5%)
Construction & Engineering— 0.2%
Foster Wheeler Ltd.*	27,357	1,597,375

Consumer Finance— 0.0%
Lazard Ltd.	6,611	331,740

Consumer Goods— 0.0%
Helen of Troy Ltd.*	1,938	44,012

Hotels, Restaurants & Leisure— 0.2%
Orient Express Hotels Ltd.	23,524	1,407,206

Insurance— 0.4%
American Safety Insurance Group*	3,506	66,824
Aspen Insurance Holdings Ltd.	60,270	1,579,677
Endurance Specialty Holdings Ltd.	42,511	1,519,343

		3,165,844

Internet & Catalog Retail— 0.3%
VistaPrint Ltd.*	62,869	2,407,883

Marine— 0.2%
Jinhui Shipping & Transportation Ltd.	342,073	1,851,189

Metals & Mining— 0.2%
Aquarius Platinum Ltd.	61,680	1,987,937

		12,793,186

Brazil (0.2%)
Construction & Engineering— 0.2%
Gafisa SA ADR*	80,596	2,055,198

Canada (1.0%)
Chemicals— 0.2%
Agrium, Inc.	51,200	1,962,496

Commercial Services & Supplies— 0.3%
Ritchie Brothers Auctioneers, Inc.	49,200	2,879,184

Electronic Equipment & Instruments— 0.2%
Novatel, Inc.*	48,000	1,778,880

Media— 0.1%
Lions Gate Entertainment Corp.*	48,704	556,200

Metals & Mining— 0.1%
Novagold Resources, Inc.*	41,200	698,340
Novamerican Steel, Inc.*	2,935	129,786

		828,126

Oil, Gas & Consumable Fuels— 0.0%
Highpine Oil & Gas Ltd.*	27,100	321,677

Pharmaceutical— 0.0%
Axcan Pharma, Inc.*	2,338	38,600

Software— 0.1%
Corel Corp. ADR*	39,238	504,208

		8,869,371

Cayman Islands (0.5%)
Internet & Catalog Retail— 0.2%
SINA Corp.*	60,900	2,046,849

Internet Software & Services— 0.3%
Ctrip.com International Ltd. ADR - CN	39,143	2,621,994

		4,668,843

China (0.2%)
Electrical Equipment— 0.0%
Harbin Power Equipment Co., Ltd.	194,000	218,615

Manufacturing— 0.1%
China Special Steel Holdings Company Ltd.	1,294,000	348,828

Transportation Infrastructure— 0.1%
Anhui Expressway Co., Ltd.	524,000	433,078
Avichina Industry & Technology Co., Ltd.	1,820,000	311,998

		745,076

		1,312,519

Denmark (0.3%)
Beverages— 0.0%
Royal Unibrew AS	2,617	315,636

Commercial Banks— 0.1%
Amagerbanken AS	3,301	226,212

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

Denmark (continued)
Roskilde Bank	2,660	$299,313

		525,525

Pharmaceutical— 0.1%
Bavarian Nordic AS*	5,750	527,434

Software— 0.1%
Simcorp AS	4,267	863,224

		2,231,819

Finland (0.1%)
Communications Equipment— 0.1%
Elcoteq Network Corp.	50,010	527,328

France (0.9%)
Commercial Services & Supplies— 0.2%
CFF Recycling	23,431	1,260,065

Energy Equipment & Services— 0.2%
Cie Generale de Geophysique SA*	9,726	2,046,950

Food Products— 0.0%
Ffr Provimi	4,786	200,765

Hotels, Restaurants & Leisure— 0.1%
Pierre & Vacances	6,377	878,759

Household Durables— 0.1%
Kaufman & Broad SA	13,754	1,037,657

IT Services— 0.1%
GFI Informatique	87,763	837,436

Machinery— 0.1%
Haulotte Group	22,523	724,348

Manufacturing— 0.1%
Bacou-Dalloz	5,225	700,381

Pharmaceutical— 0.0%
Flamel Technologies SA ADR*	12,304	314,982

		8,001,343

Germany (1.0%)
Aerospace & Defense— 0.2%
Mtu Aero Engines Holding AG	32,111	1,915,056

Airline— 0.2%
Deutsche Lufthansa AG	60,182	1,635,797

Auto Components— 0.1%
Dem Leoni AG	18,008	745,790

Consumer Finance— 0.2%
Arques Industries AG	55,872	1,354,900
Deutsche Beteiligungs AG	10,427	317,400

		1,672,300

Leisure Equipment & Products— 0.0%
Cts Eventim	10,750	415,687

Metals & Mining— 0.2%
Norddeutsche Affinerie AG	65,136	2,061,077

Telephones— 0.1%
Freenet AG*	19,742	595,949

		9,041,656

Greece (0.4%)
Hotels, Restaurants & Leisure— 0.1%
Intralot SA	50,156	1,523,231

Marine— 0.3%
Omega Navigation Enterprises, Inc.	153,820	2,404,207

		3,927,438

Hong Kong (0.8%)
Automobiles— 0.0%
Great Wall Motor Company Ltd.	240,000	352,307

Communications Equipment— 0.3%
VTech Holdings Ltd.	331,000	2,381,953

Hotels, Restaurants & Leisure— 0.1%
Hong Kong & Shanghai Hotels	323,500	510,257

Industrial Conglomerate— 0.1%
Tianjin Development Holdings Ltd.	1,162,000	874,568

Oil, Gas & Consumable Fuels— 0.1%
CNPC Hong Kong Ltd.	1,560,000	775,878

Real Estate Management & Development— 0.1%
Hang Lung Group Ltd.	317,000	1,119,750
HKR International	544,000	311,315

		1,431,065

Transportation— 0.1%
Intergrated Distribution Services Group Ltd.	192,000	464,598

Wireless Telecommunication Services— 0.0%
SmarTone Telecommunications Holdings Ltd.	107,500	123,830

		6,914,456

Ireland (0.7%)
Commercial Services & Supplies— 0.1%
Cpl Resources PLC	51,738	527,676

Food Products— 0.1%
Fyffes PLC	387,549	586,580

Household Durables— 0.1%
McInerney Holdings PLC	50,626	1,057,913

Life Sciences Tools & Services— 0.1%
Icon PLC - Sponsored ADR*	29,400	1,252,440

Transportation— 0.3%
Genesis Lease Ltd. Sponsored ADR - IE*	95,800	2,505,170

		5,929,779

Italy (0.7%)
Construction Materials— 0.1%
Cementir	35,349	449,030

Electronic Equipment & Instruments— 0.1%
SAES Getters	9,007	353,274
SAES Getters SPA	11,606	381,976

		735,250

Food Products— 0.1%
Cremonini SPA	248,509	898,532

Machinery— 0.2%
Biesse SPA	45,955	1,358,154

Media— 0.0%
Cairo Communication SPA	7,492	403,773

Textiles, Apparel & Luxury Goods— 0.2%
Benetton Group SPA	111,006	1,804,043
Mariella Burani Fashion Group	5,859	177,832

		1,981,875

Transportation Infrastructure— 0.0%
Autostrada Torino-Milano SPA	10,323	255,714

		6,082,328

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

Japan (5.7%)
Auto Components— 0.3%
Nissin Kogyo Co., Ltd.	84,700	$2,070,648
Toyo Tire & Rubber Co., Ltd.	133,000	553,553

		2,624,201

Beverages— 0.1%
Asahi Soft Drinks Co., Ltd.	17,500	259,868
Oenon Holdings, Inc.	208,000	553,689

		813,557

Building Products— 0.1%
Bunka Shutter Co., Ltd.	26,000	159,737
Takasago Thermal Engineering Co., Ltd.	36,000	324,257

		483,994

Chemicals— 0.1%
Kanto Denka Kogyo Co., Ltd.	90,000	514,334
Tohcello Co., Ltd.	38,000	451,979

		966,313

Commercial Services & Supplies— 0.1%
Pason, Inc.	351	740,414
Secom Techno Service Co., Ltd.	1,000	42,841

		783,255

Construction & Engineering— 0.0%
Maeda Road Construction Co., Ltd.	44,000	346,877

Consumer Goods— 0.2%
Circle K Sunkus Co. Ltd.	38,600	719,979
Mandom Corp.	14,400	359,660
Megane Top Co., Ltd.	14,400	314,679
Sanei International Co., Ltd.	13,500	513,637

		1,907,955

Distributors— 0.1%
Fields Corp. NPV	132	212,278
Telewave, Inc.	416	151,177

		363,455

Diversified Financial Services— 0.0%
Ricoh Leasing	6,500	170,839

Electric Utility— 0.2%
Okinawa Electric Power	24,200	1,510,502

Electrical Equipment— 0.2%
Kuroda Electric Co. Ltd.	46,500	610,428
Nippon Signal	91,000	652,962

		1,263,390

Electronic Equipment & Instruments— 0.2%
Daiwabo Information System Co., Ltd.	18,000	246,970
KOA Corp.	103,800	1,518,774
Osaki Electric Co., Ltd.	35,000	353,497

		2,119,241

Energy Equipment & Services— 0.3%
Shinko Plantech Ltd.	193,000	2,177,764

Food & Staples Retailing— 0.1%
Okuwa Co., Ltd.	47,000	668,207

Food Products— 0.2%
Nichirei Corp.	281,000	1,638,731

Health Care Equipment & Supplies— 0.4%
Hogy Medical Co., Ltd.	4,500	209,939
Nihon Kohden Corp.	85,000	1,974,648
Nipro Corp.	70,000	1,364,961

		3,549,548

Health Care Providers & Services— 0.0%
BML, Inc.	11,300	229,925

Household Durables— 0.0%
Kenwood Corp.	104,000	157,369

Household Products— 0.0%
Pigeon Corp.	15,500	266,468

Internet Software & Services— 0.0%
Mitsui Knowledge Industry Co., Ltd.	944	306,437

IT Services— 0.1%
Cac Corp.	22,800	195,917
Hitachi Systems & Services Ltd.	13,000	274,029
NEC Fielding Ltd.	13,000	170,765
TIS, Inc.	15,200	360,121

		1,000,832

Leisure Equipment & Products— 0.4%
Aruze Corp.	57,500	2,009,708
Yen Tarmon Co., Ltd.	57,300	1,211,465

		3,221,173

Life Sciences Tools & Services— 0.1%
Eiken Chemical Co., Ltd.	84,000	929,934

Machinery— 0.4%
Enshu Ltd.	132,000	344,135
Harmonic Drive System, Inc.	154	862,203
Kitz Corp.	79,000	714,886
Nippon Filcon Co., Ltd	23,100	216,411
Nippon Thompson Co., Ltd.	57,000	526,797
Toshiba Machine Co., Ltd.	88,000	898,580

		3,563,012

Media— 0.1%
Foster Electric Company, Ltd.	69,900	813,658
Toei Animation Co., Ltd.	7,400	207,078

		1,020,736

Metals & Mining— 0.8%
Chuo Denki Kogyo Co.,Ltd.	2,000	10,895
Godo Steel Ltd.	117,000	623,456
Osaka Steel Co., Ltd.	68,000	1,300,338
Pacific Metals & Mining Co., Ltd.	193,000	2,687,117
Yamato Kogyo	68,400	2,143,059

		6,764,865

Multiline Retail— 0.2%
Hankyu Department Stores, Inc.	63,000	583,283
Parco Co., Ltd.	75,300	955,768

		1,539,051

Personal Products— 0.1%
Aderans Co., Ltd.	27,900	676,583

Pharmaceuticals— 0.2%
Kaken Pharmaceutical	22,000	179,019
NICHI-IKO Pharmaceutical Co.	30,000	465,244
Santen Pharmaceutical Co., Ltd.	21,600	554,927
Towa Pharmaceutical Co., Ltd.	26,100	828,397

		2,027,587

Real Estate Management & Development— 0.0%
Land Co., Ltd.	143	260,627

Semiconductors & Semiconductor Equipment— 0.4%
Japan Electronic Materials Corp.	20,200	466,544

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

Japan (continued)
Micronics Japan Co., Ltd	16,400	$527,227
New Japan Radio Co., Ltd.	71,000	424,188
Shibaura Mechatronics Corp.	288,000	1,401,845
Shinkawa Ltd.	40,700	938,357

		3,758,161

Software— 0.3%
Capcom Co., Ltd.	108,200	1,549,805
DTS Corp.	8,500	302,463
Hudson Soft Company, Ltd.*	25,700	411,729
Nippon System Development Co., Ltd.	40,000	617,043

		2,881,040

		49,991,629

Mexico (0.4%)
Transportation Infrastructure— 0.4%
Grupo Aeroportuario Del Pacifico SA de CV ADR	90,854	3,906,722

Netherlands (1.3%)
Commercial Services & Supplies— 0.1%
Wegener NV*	18,523	385,285

Construction & Engineering— 0.7%
Arcadis NV	12,382	797,571
Chicago Bridge & Iron Co.	167,897	5,162,833

		5,960,404

Health Care Providers & Services— 0.2%
OPG Groep NV	11,909	1,493,770

Insurance— 0.0%
ING Groep NV	4,428	187,315

Machinery— 0.0%
CNH Global NV	7,200	268,488

Office Electronics— 0.2%
OCE NV	88,335	1,620,459

Real Estate Investment Trust (REIT)— 0.0%
Vastned Retail	3,520	358,925

Software— 0.0%
Unit 4 Agresso NV*	9,005	227,221

Transportation Infrastructure— 0.1%
Smit International NV	13,540	868,701

		11,370,568

Norway (0.5%)
Capital Markets— 0.2%
Abg Sundal Collier ASA	237,970	549,938
Acta Holding ASA	297,683	1,646,476

		2,196,414

Commercial Banks— 0.1%
Sparebanken Nord-Norge	17,640	407,528
Sparebanken Rogaland	15,342	448,483

		856,011

Construction & Engineering— 0.1%
Veidekke ASA	12,800	727,328

Food Products— 0.1%
Leroy Seafood Group ASA	29,965	647,505

Specialty Retail— 0.0%
Expert ASA	9,000	177,770

		4,605,028

Panama (0.2%)
Industrial Conglomerate— 0.2%
McDermott International, Inc.*	38,102	1,866,236

Portugal (0.1%)
Construction & Engineering— 0.0%
Cofina, Sgps SA	118,958	280,143

Construction Materials— 0.1%
Sempa - Sociedade de Investimento e Gestao, SGPS SA	23,915	366,393

Food & Staples Retailing— 0.0%
Jeronimo Martins SA	9,631	250,838

		897,374

Puerto Rico (0.0%)
Commercial Bank— 0.0%
First BanCorp.	11,900	157,794

Republic of Korea (0.1%)
Internet Software & Services— 0.1%
Gmarket, Inc. ADR - KR*	57,034	990,681

Singapore (0.4%)
Energy Equipment & Services— 0.1%
Ezra Holdings Ltd.	259,200	923,231

Machinery— 0.2%
MMI Holding Ltd.	1,506,000	1,652,156

Trading Companies & Distributors— 0.1%
KS Energy Services Ltd.	301,000	580,481

Transportation Infrastructure— 0.0%
Singapore Airport Terminal Services Ltd.	172,000	311,728

		3,467,596

Spain (0.4%)
Airline— 0.2%
Iberia Lineas Aereas de Espana SA	339,751	1,816,895

Diversified Financial Services— 0.1%
Corporacion Financiara Alba SA	13,996	1,054,126

Health Care Providers & Services— 0.1%
Natraceutical SA*	304,690	725,966

		3,596,987

Sweden (1.3%)
Capital Markets— 0.2%
D. Carnegie & Co. AB	85,193	1,773,303

Construction & Engineering— 0.3%
NCC	66,355	2,140,847

Household Durables— 0.3%
JM AB	84,021	2,906,061

Real Estate Management & Development— 0.3%
Kungsleden AB	162,396	2,922,615

Specialty Retail— 0.2%
Nobia AB	44,289	1,819,683

		11,562,509

Switzerland (0.8%)
Capital Markets— 0.1%
Vontobel Holding AG	9,243	475,644

Commercial Bank— 0.1%
Banque Cantonale Vaudois	1,581	751,540

Household Durables— 0.1%
AFG Arbonia-Forster Holding AG	1,841	940,026

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

Switzerland (continued)
Insurance— 0.1%
Helvetia Patria Holding	1,891	$812,478

Machinery— 0.2%
Georg Fischer AG*	2,384	1,725,372

Specialty Retail— 0.2%
Charles Voegele Holding AG*	19,267	2,114,632

		6,819,692

United Kingdom (3.7%)
Air Freight & Logistics— 0.1%
Wincanton PLC	83,122	606,791

Capital Markets— 0.2%
Intermediate Capital Group PLC	43,184	1,656,877

Commercial Services & Supplies— 0.9%
Babcock International Group PLC	150,600	1,183,335
DE LA Rue PLC	179,704	2,531,209
Infinity Bio-Energy Ltd.*	94,500	503,685
ITE Group PLC	142,139	439,272
Mouchel Parkman PLC	45,058	392,687
RPS Group PLC	122,711	785,950
Shanks Group PLC	178,754	944,927
St. Ives PLC	145,533	893,300

		7,674,365

Construction & Engineering— 0.3%
Keller Group PLC	24,145	438,429
Kier Group PLC	48,568	2,296,621

		2,735,050

Consumer Goods— 0.1%
N Brown Group PLC	74,103	474,724

Diversified Financial Services— 0.1%
IG Group Holdings PLC	121,752	710,888

Food Products— 0.2%
Dairy Crest Group PLC	159,743	2,095,212

Hotels, Restaurants & Leisure— 0.3%
Restaurant Group PLC	82,023	592,068
Wetherspoon PLC	145,518	2,153,921

		2,745,989

Household Products— 0.1%
Mcbride PLC	233,482	1,098,788

Insurance— 0.2%
Brit Insurance Holdings PLC	252,658	1,603,037
Chaucer Holdings PLC	224,991	417,707

		2,020,744

IT Services— 0.0%
Computacenter PLC	76,896	421,643

Leisure Equipment & Products— 0.1%
Sportingbet PLC*	638,447	842,371

Multiline Retail— 0.2%
Woolworths Group PLC	2,204,305	1,333,001

Oil, Gas & Consumable Fuels— 0.1%
BPS Hunting Ord	83,026	1,234,178

Real Estate Investment Trust (REIT)— 0.2%
Great Portland Estates PLC	139,749	2,134,798

Real Estate Management & Development— 0.2%
Big Yellow Group PLC	110,865	1,462,509
BPS Dtz Holdings PLC	26,350	344,783

		1,807,292

Specialty Retail— 0.1%
Lookers PLC	123,095	494,095

Telephones— 0.1%
Kingston Communications (Hull) PLC	199,724	306,912
Thus Group PLC*	69,145	251,039

		557,951

Thrifts & Mortgage Finance— 0.2%
Kensington Group PLC	15,403	202,018
Paragon Group	163,551	1,866,872

		2,068,890

		32,713,647

United States (73.0%)
Aerospace & Defense— 1.3%
AAR Corp.*	32,700	901,212
Argon St., Inc.*	32,800	867,888
Armor Holdings, Inc.*	8,176	550,490
Ceradyne, Inc.*	29,717	1,626,709
Curtiss-Wright Corp.	32,700	1,260,258
DRS Technologies, Inc.	42,647	2,224,894
Hexcel Corp.*	33,500	664,975
Moog, Inc., Class A*	24,130	1,005,014
MTC Technologies, Inc.*	37,700	792,831
Orbital Sciences Corp.*	19,600	367,304
Teledyne Technologies, Inc.*	14,261	533,932
Triumph Group, Inc.	7,000	387,380
United Industrial Corp.	5,383	297,142

		11,480,029

Air Freight & Logistics— 0.3%
EGL, Inc.*	6,991	277,053
Forward Air Corp.	17,684	581,450
HUB Group, Inc., Class A*	20,506	594,469
Pacer International, Inc.	40,800	1,099,152

		2,552,124

Airlines— 0.1%
Frontier Airlines Holdings, Inc.*	10,624	63,850
Mesa Air Group, Inc.*	7,689	57,898
Republic Airways Holdings, Inc.*	21,300	489,048
SkyWest, Inc.	17,190	461,208

		1,072,004

Auto Components— 0.5%
ArvinMeritor, Inc.	23,157	422,615
Drew Industries, Inc.*	28,400	814,512
LKQ Corp.*	116,056	2,536,984
Modine Manufacturing Co.	13,000	297,700
Shiloh Industries, Inc.	2,292	25,854
Standard Motor Products, Inc.	3,596	61,384

		4,159,049

Banks— 0.1%
Charter Financial, Inc	1,291	61,968
Flushing Financial Corp.	37,900	615,117
Fnb Corp.	1,807	30,448
Hancock Holding Co.	1,379	60,648
Park National Corp.	325	30,706
Susquehanna Bancshares, Inc.	10,800	250,452

		1,049,339

Beverages— 0.0%
Boston Beer Co., Inc., Class A*	3,100	103,385

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
Coca-Cola Bottling Co.	475	$26,899
MGP Ingredients, Inc.	10,800	219,996

		350,280

Biotechnology— 0.5%
Bio-Rad Laboratories, Inc., Class A*	6,647	464,226
Biomarin Pharmaceutical, Inc.*	28,000	483,280
Celera Genomics Group*	11,600	164,720
Enzon Pharmaceuticals, Inc.*	29,000	236,350
ImClone Systems, Inc.*	31,780	1,295,671
OSI Pharmaceuticals, Inc.*	8,900	293,700
Savient Pharmaceuticals, Inc.*	59,831	719,169
Telik, Inc.*	21,000	114,030
United Therapeutics Corp.*	12,550	674,939

		4,446,085

Building Products— 0.5%
Aaon, Inc.	2,100	54,873
American Woodmark Corp.	30,206	1,110,373
Pw Eagle, Inc.	30,605	1,011,189
Simpson Manufacturing Co., Inc.	58,500	1,804,140

		3,980,575

Capital Markets— 1.0%
Calamos Asset Management, Inc.	7,656	170,882
Greenhill & Co., Inc.	63,466	3,896,178
Knight Capital Group, Inc., Class A*	28,300	448,272
Labranche & Co., Inc.*	21,300	173,808
MCG Capital Corp.	34,500	647,220
Sanders Morris Harris Group, Inc.	94,300	1,004,295
SWS Group, Inc.	60,200	1,493,562
TradeStation Group, Inc.*	62,830	791,029

		8,625,246

Chemicals— 0.5%
A. Schulman, Inc.	2,900	68,324
Celanese Corp.	57,401	1,770,247
Fuller (H. B.) Co.	4,539	123,778
Georgia Gulf Corp.	6,100	98,881
Newmarket Corp.	1,500	61,005
Olin Corp.	17,200	291,368
OM Group, Inc.*	7,672	342,785
Pioneer Cos., Inc.*	12,929	357,358
PolyOne Corp.*	17,400	106,140
Sensient Technologies Corp.	17,824	459,503
Westlake Chemical Corp.	13,800	374,670

		4,054,059

Commercial Banks— 2.6%
1st Source Corp.	400	10,468
Amcore Financial, Inc.	12,034	382,080
BancFirst Corp.	5,398	250,197
Bank of Hawaii Corp.	30,099	1,596,150
Banner Corp.	1,462	60,746
BOK Financial Corp.	12,100	599,313
Boston Private Financial Holdings, Inc.	12,600	351,792
Center Financial Corp.	3,863	76,372
Central Pacific Financial Corp.	16,300	596,091
Chittenden Corp.	11,000	332,090
Citizens Banking Corp.	3,600	79,776
City Holding Co.	7,096	287,033
City National Corp.	14,633	1,076,989
Colonial Bancgroup, Inc.	41,700	1,032,075
Commerce Bancshares, Inc.	10,599	512,038
Commercial Bankshares, Inc.	8,000	391,040
Community Bancorp*	1,600	49,200
Community Trust Bancorp, Inc.	715	25,904
East West Bancorp, Inc.	78,208	2,875,708
Financial Institutions, Inc.	5,365	107,676
First Citizens BancShares, Class A	4,551	914,751
First Commonwealth Financial Corp.	23,200	272,600
First Community Bancorp	1,400	79,156
First Midwest Bancorp, Inc.	4,900	180,075
First Regional Bancorp*	4,314	128,126
First State Bancorp	2,800	63,140
Glacier Bancorp, Inc.	34,600	831,784
Great Southern Bancorp, Inc.	11,340	332,035
Hanmi Financial Corp.	46,700	890,102
Independent Bank Corp.	2,866	58,380
Integra Bank Corp.	8,000	178,320
Intervest Bancshares Corp.*	5,653	162,241
Mainsource Financial Group, Inc.	3,885	65,967
National Penn Bancshares, Inc.	46,355	876,110
NBT Bancorp, Inc.	16,910	396,201
Old National Bancorp	24,200	439,956
Pacific Capital Bancorp	21,279	683,481
Preferred Bank	2,584	101,319
Prosperity Bancshares, Inc.	9,112	316,551
Provident Bankshares Corp.	19,900	653,914
Republic Bancorp, Inc., Class A	1,575	35,611
Simmons First National Corp., Class A	300	9,021
Sterling Financial Corp.	12,900	286,380
Suffolk Bancorp	1,800	58,104
Taylor Capital Group, Inc.	1,936	67,760
Trustmark Corp.	4,675	131,087
UCBH Holdings, Inc.	21,300	396,606
UMB Financial Corp.	22,400	845,824
Union Bankinghares Corp.	21,268	551,692
Virginia Commerce Bancorp, Inc.*	6,300	136,395
West America Bankcorp	36,300	1,748,571
Western Alliance Bancorp*	2,200	68,288
Whitney Holding Corp.	4,592	140,423

		22,792,709

Commercial Services & Supplies— 4.3%
Ambassadors International	32,146	1,483,216
Amper Corp.	11,855	915,799
Bowne & Co., Inc.	4,100	64,493
Brady Corp., Class A	65,300	2,037,360
Cbiz, Inc.*	32,100	227,910
Cenveo, Inc.*	16,200	393,660
Clean Harbors, Inc.*	1,393	62,991
CompX International, Inc.	220	3,549
Comsys IT Partners, Inc.*	21,328	424,427
Consolidated Graphics, Inc.*	6,242	462,220
Copart, Inc.*	51,361	1,438,622
Corporate Executive Board Co.	30,000	2,278,800
CoStar Group, Inc.*	80,060	3,577,081
CRA International, Inc.*	4,400	229,592
Deluxe Corp.	6,477	217,174
Dun & Bradstreet Corp.	944	86,093
Endeavor Acquisition Corp.*	118,176	1,282,210
First Consulting Group, Inc.*	15,678	142,670
Greenfield Online*	2,046	32,531
Health Care Products & Services Services Group, Inc.	22,900	656,085

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
Herman Miller, Inc.	1,600	$53,584
IHS, Inc., Class A*	98,973	4,068,780
IKON Office Solutions, Inc.	5,100	73,287
John H. Harland Co.	40,102	2,054,425
Knoll, Inc.	28,600	681,538
LECG Corp.*	27,500	398,200
M & F Worldwide Corp.*	7,873	374,834
Macquarie Infrastructure Co. Trust	60,688	2,385,038
Manhattan Associates, Inc.*	15,000	411,450
Mobile Mini, Inc.*	60,600	1,622,868
Rollins, Inc.	35,600	819,156
Spherion Corp.*	36,200	319,284
Standard Parking Corp.*	5,551	196,339
The Advisory Board Co.*	75,587	3,826,214
United Stationers, Inc.*	26,800	1,605,856
Viad Corp.	6,200	239,320
Volt Information Sciences, Inc.*	43,043	1,127,296
Watson Wyatt Worldwide, Inc.	26,879	1,307,663

		37,581,615

Communications Equipment— 1.0%
3COM Corp.*	292,539	1,143,827
Anaren, Inc.*	15,100	265,911
Arris Group, Inc.*	2,400	33,792
Avocent Corp.*	33,800	911,586
C&D Technologies, Inc.*	8,080	40,642
C-COR, Inc.*	28,239	391,393
CommScope, Inc.*	13,100	561,990
Comtech Group, Inc.*	84,500	1,477,060
EMS Technologies*	4,900	94,423
InterDigital Communications Corp.*	52,022	1,647,537
Netgear, Inc.*	12,900	368,037
Oplink Communications, Inc.*	7,200	129,384
OpNext, Inc.*	28,300	418,557
Polycom, Inc.*	44,339	1,477,819
UT Starcom, Inc.*	19,300	159,997

		9,121,955

Computers & Peripherals— 0.5%
Brocade Communications Systems, Inc.*	74,176	706,156
Cray, Inc.*	19,503	268,946
Electrical Components & Equipment For Imaging, Inc.*	23,700	555,765
Imation Corp.	8,937	360,876
Integral Systems, Inc.	2,500	60,425
NCI, Inc.*	47,600	702,100
Quantum Corp.*	130,000	351,000
Rackable Systems, Inc.*	86,000	1,459,420

		4,464,688

Construction & Engineering— 0.4%
Emcor Group, Inc.*	34,755	2,049,850
Lydall, Inc.*	1,411	22,421
Nvr, Inc.*	1,003	666,995
Perini Corp.*	14,384	530,194
Walter Industries, Inc.	1,266	31,333

		3,300,793

Construction Materials— 0.4%
Headwaters, Inc.*	19,000	415,150
Texas Industries, Inc.	38,161	2,882,301
U.S. Concrete, Inc.*	64,532	504,640

		3,802,091

Consumer Finance— 0.1%
Advanta Corp., Class B	2,800	122,752
First Cash Financial Services, Inc.*	7,300	162,644
Rewards Network, Inc.*	20,090	106,477
World Acceptance Corp.*	3,785	151,211

		543,084

Consumer Goods— 0.4%
American Dairy, Inc.*	1,606	33,373
CEC Entertainment, Inc.*	4,486	186,348
Central Garden & Pet Co.*	32,800	482,160
Dolby Laboratories, Inc.*	15,498	534,836
Jamba, Inc.*	154,953	1,422,469
Jo-Ann Stores, Inc.*	15,540	423,465
Mothers Work, Inc.*	14,693	486,926
Pc Mall, Inc.*	5,818	58,005
Tempur-Pedic International, Inc.	1,172	30,460

		3,658,042

Containers & Packaging— 0.7%
AEP Industries*	5,302	227,986
AptarGroup, Inc.	57,300	3,835,089
Rock-Tenn Co.	55,265	1,834,798
Silgan Holdings, Inc.	2,701	138,048

		6,035,921

Distributors— 0.1%
Mwi Veterinary Supply, Inc.*	24,000	792,000
Scansource, Inc.*	2,300	61,732

		853,732

Diversified Consumer Services— 1.7%
Coinstar, Inc.*	14,216	444,961
CPI Corp.	13,349	700,956
ITT Educational Services, Inc.*	41,200	3,357,388
Matthews International Corp., Class A	63,000	2,564,100
Sotheby’s Holdings, Inc.	40,200	1,788,096
Strayer Education, Inc.	42,374	5,296,750
Vertrue, Inc.*	7,907	380,406

		14,532,657

Diversified Financial Services— 0.4%
ASTA Funding, Inc.	1,600	69,088
Financial Federal Corp.	136,450	3,591,364

		3,660,452

Diversified Telecommunication Services— 0.5%
Alaska Communications Systems Holdings, Inc.	34,585	510,129
Arbinet Holdings, Inc.*	3,341	21,115
Atlantic Tele-Network, Inc.	2,112	55,186
CenturyTel, Inc.	5,855	264,587
Cincinnati Bell, Inc.*	51,474	241,928
Cognet Communications Group, Inc.*	7,400	174,862
CT Communications, Inc.	60,117	1,448,820
Fairpoint Communications, Inc.	40,500	778,005
Globalstar, Inc.*	6,010	63,706
IDT Corp.	67,862	770,234

		4,328,572

Electric Utilities— 0.5%
Allete, Inc.	1,829	85,268
El Paso Electric Co.*	16,516	435,197
IDACORP, Inc.	15,400	521,136

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
Sierra Pacific Resources*	56,600	$983,708
UIL Holdings Corp.	3,700	128,390
UniSource Energy Corp.	31,775	1,193,151
Westar Energy, Inc.	33,200	913,664

		4,260,514

Electrical Equipment— 0.2%
General Cable Corp.*	13,660	729,854
Genlyte Group, Inc.*	6,400	451,520
Roper Industries, Inc.	12,500	686,000
Vicor Corp.	13,400	134,268

		2,001,642

Electronic Equipment & Instruments— 1.4%
Agilysys, Inc.	703	15,796
Anixter International, Inc.*	19,000	1,252,860
Bell Microproducts, Inc.*	75,175	481,120
Cognex Corp.	31,300	678,271
Coherent, Inc.*	7,200	228,528
DTS, Inc.*	47,700	1,155,771
FLIR Systems, Inc.*	4,600	164,082
Global Imaging Systems, Inc.*	212	4,134
Insight Enterprises, Inc.*	3,500	62,930
Littlefuse, Inc.*	20,206	820,364
Merix Corp.*	6,619	54,408
Methode Electrical Components & Equipment	18,698	276,170
Mettler Toledo International, Inc.*	21,959	1,966,868
MTS Systems Corp.	1,900	73,796
Newport Corp.*	9,200	150,604
Planar Systems, Inc.*	14,523	125,914
Plexus Corp.*	30,400	521,360
Rofin-Sinar Technologies, Inc.*	15,700	929,126
Rogers Corp.*	3,500	155,225
Tech Data Corp.*	39,748	1,423,376
Technitrol, Inc.	67,310	1,762,849
TTM Technologies, Inc.*	6,134	58,518

		12,362,070

Energy Equipment & Services— 2.0%
Allis-Chalmers Energy, Inc.*	39,890	628,268
Bristow Group, Inc.*	5,061	184,473
Carbo Ceramics, Inc.	43,550	2,027,253
Complete Production Services*	46,040	916,656
Grey Wolf, Inc.*	295,898	1,982,517
Hercules Offshore, Inc.*	23,200	609,232
Input/Output, Inc.*	17,756	244,678
Matrix Service Corp.*	21,836	441,742
NATCO Group, Inc. Class A*	10,820	369,178
National-OilWell, Inc.*	7,052	548,575
Oceaneering International, Inc.*	64,500	2,716,740
Oil States International, Inc.*	6,200	198,958
Parker Drilling Co.*	8,800	82,632
RPC Energy Services, Inc.	57,300	954,618
SEACOR Holdings, Inc.*	6,327	622,577
Superior Well Services, Inc.*	22,920	523,722
Trico Marine Services, Inc.*	42,811	1,595,138
Union Drilling, Inc.*	5,510	78,242
Unit Corp.*	19,300	976,387
W-H Energy Services, Inc.*	36,800	1,720,032

		17,421,618

Food & Staples Retailing— 0.3%
Performance Food Group Co.*	32,000	987,840
Spartan Stores, Inc.	24,105	646,014
Topps Co., Inc.	6,300	61,236
United Natural Foods, Inc.*	44,000	1,348,160

		3,043,250

Food Products— 0.8%
Corn Products International, Inc.	16,815	598,446
Delta & Pine Land Co.	9,811	404,213
Imperial Sugar Co.	46,151	1,547,443
Peet’s Coffee & Tea, Inc.*	52,035	1,437,207
Ralcorp Holding, Inc.*	9,724	625,253
Seaboard Corp.	717	1,620,420
Tootsie Roll Industries, Inc.	19,673	589,600

		6,822,582

Gas Distribution— 0.1%
Piedmont Natural Gas Co., Inc.	34,000	896,920

Gas Utilities— 0.9%
Energen Corp.	53,465	2,720,834
New Jersey Resources Corp.	30,000	1,501,500
NICOR, Inc.	15,800	765,036
Southwest Gas Corp.	9,100	353,717
The Laclede Group, Inc.	18,100	562,548
UGI Corp.	80,035	2,137,735

		8,041,370

Health Care Equipment & Supplies— 3.4%
American Medical Systems Holdings, Inc.*	99,300	2,102,181
Arrow International, Inc.	38,213	1,228,930
Aspect Medical Systems, Inc.*	10,500	163,695
Biosite, Inc.*	18,249	1,532,368
Conceptus, Inc.*	4,900	98,000
CONMED Corp.*	10,732	313,696
Dade Behring Holdings, Inc.	23,122	1,013,900
DJ Orthopedics, Inc.*	9,730	368,767
Edwards Lifesciences Corp.*	6,660	337,662
Gen-Probe, Inc.*	29,658	1,396,299
Greatbatch, Inc.*	4,200	107,100
Haemonetics Corp.*	28,100	1,313,675
Healthtronics, Inc.*	11,203	60,384
ICU Medical, Inc.*	62,200	2,438,240
IDEXX Laboratories, Inc.*	15,752	1,380,348
Immucor, Inc.*	55,300	1,627,479
Integra LifeSciences Holdings*	11,472	522,894
Kinetic Concept*	43,015	2,178,280
Kyphon, Inc.*	49,300	2,225,402
Mentor Corp.	30,300	1,393,800
Nutraceutical International Corp.*	17,192	283,668
Orasure Technologies, Inc.*	27,800	204,330
Palomar Medical Technologies, Inc.*	3,600	143,820
Respironics, Inc.*	60,948	2,559,206
Surmodics, Inc.*	20,800	748,800
West Pharmaceutical Services, Inc.	38,732	1,798,327
Wright Medical Group, Inc.*	38,300	853,707
Young Innovations, Inc.	57,800	1,573,316
Zoll Medical Corp.*	13,649	363,746

		30,332,020

Health Care Providers & Services— 1.6%
Advocat, Inc.*	1,651	21,083
Alliance Imaging, Inc.*	10,481	91,499
Amerigroup Corp.*	73,382	2,230,813
Amsurg Corp.*	50,516	1,237,137

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
Apria Healthcare Group, Inc.*	57,378	$1,850,441
Five Star Quality Care, Inc.*	88,500	909,780
Healthspring, Inc.*	18,846	443,823
Healthways, Inc.*	78,400	3,665,200
Henry Schein, Inc.*	23,700	1,307,766
Hythiam, Inc.*	74,060	503,608
Molina Health Care Products & Services, Inc.*	11,500	351,785
PSS World Medical, Inc.*	36,401	769,517
Trimeris Inc.*	11,164	76,808
Visicu, Inc.*	60,000	468,000

		13,927,260

Health Care Technology— 1.3%
Allscripts Healthcare Solutions, Inc.*	120,000	3,217,200
Cerner Corp.*	67,100	3,653,595
Cholestech Corp.*	8,475	146,109
Digene Corp.*	5,200	220,532
Gtx, Inc.*	2,600	53,040
Vital Images, Inc.*	47,300	1,573,198
Wellcare Health Plans, Inc.*	34,056	2,903,274

		11,766,948

Hotels, Restaurants & Leisure— 4.5%
AFC Enterprises, Inc.*	124,656	2,499,353
Ambassadors Group, Inc.	83,753	2,783,950
BJ’s Restaurants, Inc.*	83,899	1,772,786
Bob Evans Farms, Inc.	1,800	66,510
Buffalo Wild Wings, Inc.*	5,837	371,817
Choice Hotels International, Inc.	6,246	221,296
Domino’s Pizza, Inc.	2,300	74,681
Dover Downs Casinos & Gambling & Entertainment, Inc.	5,700	73,416
Gaylord Entertainment Co.*	163,339	8,635,733
Great Wolf Resorts, Inc.*	115,270	1,525,022
IHOP Corp.	23,800	1,395,870
International Speedway Corp.	1,211	62,609
Interstate Hotels & Resorts, Inc.*	100,202	632,275
Jack in the Box, Inc.*	27,425	1,895,890
Krispy Kreme Doughnuts, Inc.*	111,812	1,139,364
Panera Bread Co.*	36,400	2,149,784
Papa John’s International, Inc.*	28,544	839,193
PF Chang’s China Bistro, Inc.*	93,844	3,930,187
Ruby Tuesday, Inc.	13,900	397,540
Scientific Games Corp.*	97,700	3,207,491
Speedway Motorsports, Inc.	3,500	135,625
Vail Resorts, Inc.*	102,723	5,580,940

		39,391,332

Household Durables— 0.5%
Avatar Holdings*	9,152	653,819
Brookfield Homes Corp.	41,450	1,330,545
Central Garden & Pet Co.*	16,400	242,228
Directed Electronics, Inc.*	82,580	739,917
Ethan Allen Interiors, Inc.	800	28,272
M/I Homes, Inc.	6,800	180,540
Ryland Group, Inc. (The)	10,400	438,776
Snap-on, Inc.	10,447	502,500
Tupperware Corp.	10,000	249,300

		4,365,897

Household Products— 0.4%
Church & Dwight, Inc.	75,700	3,811,495

Industrial Conglomerate— 0.2%
Teleflex, Inc.	24,724	1,682,963

Insurance— 1.6%
21st Century Insurance Group	7,900	167,480
Allegheny*	3,814	1,425,037
American Financial Group, Inc.	31,490	1,071,920
American Physicians Capital, Inc.*	6,900	276,552
Argonaut Group, Inc.*	11,027	356,834
Brown & Brown, Inc.	43,500	1,175,370
CNA Surety Corp.*	49,700	1,048,670
Commerce Group, Inc.	36,800	1,105,472
HCC Insurance Holdings, Inc.	56,720	1,746,976
Hilb, Rogal & Hamilton Co.	25,100	1,231,155
James River Group, Inc.	1,622	50,785
Odyssey Re Holdings Corp.	31,298	1,230,324
Ohio Casualty Corp.	18,900	566,055
Philadelphia Consolidated Holding Corp.*	13,037	573,498
Phoenix Co., Inc.	19,700	273,436
Procentury Corp.	3,314	76,885
Protective Life Corp.	12,125	533,985
Reinsurance Group Of America	4,824	278,441
Safety Insurance Group, Inc.	7,210	289,265
Selective Insurance Group, Inc.	2,083	53,033
United Fire & Casualty Corp.	14,160	497,441

		14,028,614

Internet & Catalog Retail— 1.0%
Blue Nile, Inc.*	88,112	3,582,634
FTD Group, Inc.	2,900	47,937
Netflix, Inc.*	52,252	1,211,724
Priceline.com, Inc.*	41,487	2,209,597
Stamps.com, Inc.*	85,400	1,227,198
Systemax, Inc.	7,200	134,856

		8,413,946

Internet Software & Services— 2.1%
Ariba, Inc.*	45,200	424,880
Bankrate, Inc.*	26,982	950,846
Blue Coat Systems, Inc.*	8,000	293,840
CNET Networks, Inc.*	148,740	1,295,525
Dealertrack Holdings, Inc.*	28,500	875,520
Equinix, Inc.*	55,471	4,749,982
Ibasis, Inc.*	404	4,440
Internap Network Services*	21,500	338,625
Interwoven, Inc.*	5,500	92,950
Loopnet, Inc.*	89,500	1,529,555
RealNetworks, Inc.*	41,400	324,990
United Online, Inc.	28,800	404,064
Vignette Corp.*	38,300	711,231
WebEx Communications, Inc.*	68,500	3,894,910
Webmethods, Inc.*	130,400	937,576
Websense, Inc.*	59,190	1,360,778

		18,189,712

IT Services— 1.7%
Acxiom Corp.	68,494	1,465,087
CACI International, Inc., Class A*	19,200	899,712
CheckFree Corp.*	86,485	3,207,729
Convergys Corp.*	50,435	1,281,553
Euronet Worldwide, Inc.*	60,700	1,630,402
Forrester Research, Inc.*	57,035	1,617,513
infoUSA, Inc.	31,960	307,455
ManTech International Corp.*	36,300	1,212,783

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
MPS Group, Inc.*	45,200	$639,580
Ness Technologies, Inc.*	42,680	545,450
SI International, Inc.*	20,500	588,555
SRA International, Inc.*	26,100	635,796
Sykes Enterprises, Inc.*	24,700	450,528
Tyler Technologies, Inc.*	22,600	287,020

		14,769,163

Leisure Equipment & Products— 0.7%
JAKKS Pacific, Inc.*	16,388	391,673
K2, Inc.*	8,200	99,138
Marvel Entertainment, Inc.*	71,957	1,996,807
Pool Corp.	88,899	3,182,584
Steinway Musical Instruments, Inc.	6,123	197,589

		5,867,791

Life Sciences Tools & Services— 0.9%
Albany Molecular Research*	16,900	166,465
Bruker Bioscience Corp.*	15,772	165,922
Dionex Corp.*	36,900	2,513,259
Diversa Corp.*	7,000	54,670
Techne Corp.*	78,242	4,467,618
Varian, Inc.*	11,728	683,273

		8,051,207

Machinery— 2.3%
A.S.V., Inc.*	47,300	721,798
Accuride Corp.*	31,068	453,593
Actuant Corp.	4,400	223,344
Barnes Group, Inc.	51,500	1,185,015
Bucyrus International, Inc., Class A	85,450	4,400,675
Clarcor, Inc.	78,500	2,496,300
Cummins, Inc.	19,779	2,862,417
Enpro Industries, Inc.*	21,643	780,230
Graco, Inc.	8,000	313,280
Greenbrier Cos., Inc.	14,300	381,810
Joy Global, Inc.	26,850	1,151,865
Kaydon Corp.	9,100	387,296
Middleby Corp.*	11,720	1,545,165
Mueller Industries, Inc.	10,100	304,010
Mueller Water Products, Inc., Class A	62,568	864,064
Nordson Corp.	18,441	856,769
Oshkosh Truck Corp.	5,100	270,300
Robbins & Myers, Inc.	5,245	195,586
Wabtec Corp.	16,200	558,738

		19,952,255

Manufacturing— 0.2%
Blount International, Inc.*	23,200	288,840
Carpenter Technology Corp.	4,000	483,040
Darling International Inc.*	7,540	49,010
Gerber Scientific, Inc.*	4,000	42,440
Ii-Vi Inc*	9,977	337,721
L.B. Foster Co.*	29,200	601,812
Woodward Governor Co.	1,800	74,106

		1,876,969

Marine— 0.1%
Kirby Corp.*	13,368	467,613

Media— 1.8%
Arbitron, Inc.	30,480	1,431,036
Charter Communications, Inc.*	247,437	690,349
CKX, Inc.*	85,686	951,115
DreamWorks Animation SKG, Inc., Class A*	29,500	902,110
Harte-Hanks, Inc.	36,100	995,999
Lakes Entertainment, Inc.*	46,938	523,359
LodgeNet Entertainment Corp.*	20,035	615,475
Mediacom Communications Corp.*	4,100	33,374
Meredith Corp.	2,696	154,723
Morningstar, Inc.*	120,229	6,208,625
New Frontier Media Inc.	6,919	62,271
ProQuest Co.*	6,600	59,400
RCN Corp.*	10,900	278,495
Regal Entertainment Group, Class A	34,700	689,489
Scholastic Corp.*	15,400	478,940
Sinclair Broadcast Group, Inc.	81,086	1,252,779
World Wrestling Federation Entertainment, Inc.	10,100	164,630

		15,492,169

Metals & Mining— 1.8%
A. M. Castle & Co.	21,570	633,295
Chaparral Steel	44,684	2,599,269
Cleveland Cliffs, Inc.	41,396	2,649,758
Commercial Metals Co.	12,300	385,605
Compass Minerals International, Inc.	82,200	2,745,480
Grupo Simec, SA de C.V. ADR*	68,800	848,304
Hecla Mining Co.*	40,100	363,306
Kaiser Aluminum Corp.*	29,506	2,301,468
Metal Management, Inc.	2,611	120,628
Quanex Corp.	8,300	351,505
Reliance Steel & Aluminum Co.	5,000	242,000
Royal Gold, Inc.	9,400	282,940
Steel Dynamics, Inc.	58,230	2,515,536

		16,039,094

Multi-Utilities— 0.3%
Avista Corp.	2,200	53,306
CH Energy Group, Inc.	1,300	63,297
PNM, Inc.	46,700	1,508,410
Vectren Corp.	33,500	958,100

		2,583,113

Multiline Retail— 0.5%
Big Lots, Inc.*	88,038	2,753,829
Dollar Tree Stores, Inc.*	17,297	661,437
Fred’s, Inc.	34,900	513,030
Tuesday Morning Corp.	23,200	344,288

		4,272,584

Office Electronics— 0.2%
Zebra Technologies Corp., Class A*	36,547	1,411,080

Oil, Gas & Consumable Fuels— 3.9%
Arena Resources, Inc.*	13,100	656,572
Atmos Energy Corp.	17,700	553,656
Aurora Oil And Gas Corp.*	16,400	42,804
Berry Petroleum Co.	21,100	646,926
Bill Barrett Corp.*	80,900	2,621,969
Bois d’Arc Energy, Inc.*	23,000	304,290
Cabot Oil & Gas Corp.	10,000	673,200
Carrizo Oil & Gas, Inc.*	66,700	2,331,832
Comstock Resources, Inc.*	10,600	290,228
Delek US Holdings, Inc.	5,100	97,563
Delta Petroleum Corp.*	84,442	1,938,788
Encore Acquisition Co.*	81,850	1,979,952
EXCO Resources, Inc.*	44,400	736,152
Foundation Coal Holdings, Inc.	28,100	964,954
Frontier Oil Corp.	46,640	1,522,330

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
GMX Resources, Inc.*	29,943	$920,148
Gulf Island Fabrication, Inc.	16,000	427,840
Harvest Natural Resources, Inc.*	124,525	1,212,874
Helix Energy Solutions Group, Inc.*	38,800	1,446,852
Holly Corp.	3,830	227,119
Hornbeck Offshore Services, Inc.*	12,600	360,990
Hugoton Royalty Trust	16,000	402,880
Markwest Hydrocarbon, Inc.	6,650	412,300
Newfield Exploration Co.*	38,600	1,610,006
Parallel Petroleum Corp.*	35,000	803,250
Petrobank Energy & Resources*	32,400	670,680
Petrohawk Energy Corp.*	102,890	1,355,061
Quicksilver Resources, Inc.*	47,726	1,898,063
RAM Energy Resources, Inc.*	241,530	1,118,284
St. Mary Land & Exploration Co.	113,000	4,144,840
Swift Energy Co.*	21,500	898,055
Tesoro Petroleum Corp.	12,966	1,302,175

		34,572,633

Other Financial— 0.0%
FCStone Group, Inc.*	9,500	354,540

Paper & Forest Products— 0.1%
Buckeye Technologies, Inc.*	3,331	43,237
Deltic Timber Corp.	18,897	906,300

		949,537

Personal Products— 1.0%
Alberto-Culver Co.	48,200	1,102,816
Bare Escentuals, Inc.*	53,500	1,919,045
Chattem, Inc.*	523	30,826
Elizabeth Arden, Inc.*	39,500	861,890
Mannatech, Inc.	4,100	65,846
NBTY, Inc.*	62,668	3,323,911
Prestige Brands Holdings, Inc.*	115,000	1,362,750
USANA Health Sciences, Inc.*	11,927	559,018

		9,226,102

Pharmaceuticals— 0.7%
Adams Respiratory Therapeutics, Inc.*	42,000	1,412,460
K-V Pharmaceutical Co.*	37,150	918,719
King Pharmaceuticals, Inc.*	63,782	1,254,592
Microbia, Inc.*	93,487	584,294
Noven Pharmaceuticals, Inc.*	49,167	1,140,674
Pozen, Inc.*	33,876	499,671
Santarus, Inc.*	13,200	92,928
Sciele Pharma, Inc.*	17,600	416,768
The Medicines Co.*	9,400	235,752
Viropharma, Inc.*	2,691	38,616

		6,594,474

Real Estate Investment Trusts (REITs)— 3.8%
American Financial Realty Trust	50,400	508,032
American Home Mortgage Investment Corp.	53,900	1,454,761
Arbor Realty Trust, Inc.	4,800	146,112
Ashford Hospitality Trust	113,000	1,349,220
Biomed Realty Trust, Inc.	12,150	319,545
Capital Trust, Inc., Class A	13,261	604,304
CBL & Associates Properties, Inc.	13,100	587,404
CBRE Realty Finance, Inc.	113,500	1,501,605
Cedarshopping Centers, Inc.	35,020	567,324
Cousins Properties, Inc.	37,758	1,240,728
Deerfield Triarc Capital Corp.	51,300	768,987
Education Realty Trust, Inc.	15,200	224,656
Entertainment Properties Trust	6,670	401,867
Equity Inns, Inc.	139,550	2,285,829
Equity Lifestyle Properties, Inc.	2,472	133,513
Felcor Lodging Trust, Inc.	22,100	573,937
First Industrial Realty Trust	33,700	1,526,610
Getty Realty Corp.	5,900	169,566
Glimcher Realty Trust	17,700	478,254
Gramercy Capital Corp.	1,014	31,110
Health Care Products & Services Realty Trust, Inc.	14,800	552,040
Health Care REIT, Inc.	10,000	439,000
Hersha Hospitality Trust	129,980	1,531,164
Highland Hospitality Corp.	18,400	327,520
HomeBanc Corp.	9,000	31,410
Hospitality Properties Trust	10,700	500,760
Inland Real Estate Corp.	45,200	828,968
Investors Real Estate Trust	9,800	103,782
Lasalle Hotel Properties	10,200	472,872
Lexington Corporate Properties Trust	62,860	1,328,232
LTC Properties, Inc.	6,600	171,006
Mack-Cali Realty Corp.	28,000	1,333,640
National Retail Properties, Inc.	44,100	1,066,779
Nationwide Health Properties, Inc.	22,600	706,476
Northstar Realty Finance Corp.	77,624	1,180,661
Omega Health Care Products & Services Investors, Inc.	42,400	727,160
Post Properties, Inc.	11,100	507,603
Quadra Realty Trust, Inc.*	128,200	1,671,728
Ramco-Gershenson Properties Trust	5,000	178,550
Realty Income	13,100	369,420
Republic Property Trust	53,500	614,715
Resource Capital Corp.	900	14,526
Saul Centers, Inc.	2,976	169,334
Spirit Finance Corp.	12,800	190,720
Sunstone Hotel Investors, Inc.	10,200	278,052
Taubman Centers, Inc.	38,171	2,213,536
Universal Health Realty Income Trust	2,220	79,365
Urstadt Biddle Properties	21,100	412,716
Winston Hotels, Inc.	12,900	193,887

		33,068,986

Real Estate Management & Development— 0.3%
Affordable Residential Communities*	28,273	342,951
Consolidated Tomoka Land Co.	10,566	797,205
Grubb & Ellis Co.*	85,060	999,455
Housevalues, Inc.*	82,327	416,575

		2,556,186

Road & Rail— 1.5%
Arkansas Best Corp.	5,901	209,781
Genesee & Wyoming, Inc.*	1,700	45,237
Heartland Express, Inc.	63,647	1,010,714
J.B. Hunt Transport Services, Inc.	127,300	3,340,352
Kansas City Southern Industries, Inc.*	119,512	4,252,237
Knight Transportation, Inc.	13,520	240,926
Landstar System, Inc.	80,915	3,709,144
Old Dominion Freight Line, Inc.*	6,061	174,617
Saia, Inc.*	2,500	59,375

		13,042,383

Semiconductors & Semiconductor Equipment— 1.3%
Advanced Energy Industries, Inc.*	27,818	585,291

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
Amkor Technology, Inc.*	134,290	$1,675,939
Cymer, Inc.*	7,100	295,005
Entegris, Inc.*	25,900	277,130
Intevac*	61,988	1,634,623
Lxys Corp.*	9,400	96,162
Micrel, Inc.*	14,100	155,382
MKS Instruments, Inc.*	38,488	982,214
OmniVision Technologies, Inc.*	33,129	429,352
On Semiconductor Corp.*	164,354	1,466,037
Photronics, Inc.*	15,000	233,250
Power Integrations, Inc.*	10,000	226,500
Silicon Image, Inc.*	17,700	144,432
Tessera Technologies, Inc.*	71,681	2,848,603
Varian Semiconductor Equipment Associates., Inc.*	1,510	80,604

		11,130,524

Service Company— 0.0%
Heidrick & Struggles International, Inc.*	5,903	286,000

Software— 3.3%
Agile Software*	148,400	1,031,380
Ansoft Corp.*	17,226	545,031
Blabkbaud, Inc.	212,700	5,194,134
Blackboard, Inc.*	150,704	5,068,175
Captaris, Inc.*	13,458	77,922
Convera Corp., Class A*	58,505	183,706
EPIQ Systems, Inc.*	68,020	1,386,247
FactSet Research Systems, Inc.	64,150	4,031,827
Fair Issac Corp.	26,675	1,031,789
Kronos, Inc.*	17,700	946,950
MapInfo Corp.*	7,000	140,910
MICROS Systems, Inc.*	61,520	3,321,465
MicroStrategy, Inc.*	9,535	1,205,129
Sybase, Inc.*	94,085	2,378,469
THQ, Inc.*	14,800	506,012
Tibco Software, Inc.*	239,400	2,039,688
Wind River Systems, Inc.*	24,700	245,518

		29,334,352

Specialty Retail— 2.8%
Aeropostale, Inc.*	1,100	44,253
Asbury Automotive Group, Inc.	14,300	403,975
Big 5 Sporting Goods Corp.	63,100	1,635,552
Build-A-Bear-Workshop, Inc.*	67,342	1,849,885
Casual Male Retail Group, Inc.*	17,400	205,842
Charlotte Russe Holding, Inc.*	16,900	487,903
Citi Trends, Inc.*	70,546	3,015,136
Dress Barn, Inc.*	72,196	1,502,399
DSW Inc., Class A*	9,734	410,872
Finish Line, Inc., Class A (The)	82,900	1,044,540
Group 1 Automotive, Inc.	40,762	1,621,105
Guess?, Inc.	8,000	323,920
Gymboree*	34,370	1,377,206
Hibbett Sports, Inc.*	20,900	597,531
Lithia Motors, Inc., Class A	11,000	301,510
MarineMax, Inc.*	13,600	315,248
O’Reilly Automotive, Inc.*	95,080	3,147,148
Pacific Sunwear of California, Inc.*	29,900	622,817
Payless ShoeSource, Inc.*	17,795	590,794
Sally Beauty Holdings, Inc.*	74,300	682,817
Select Comfort Corp.*	94,378	1,679,928
Talbots, Inc.	24,300	573,966
The Buckle	3,528	125,949
Tractor Supply Co.*	17,300	890,950
Zumiez, Inc.*	37,900	1,520,548

		24,971,794

Textiles, Apparel & Luxury Goods— 0.8%
Brown Shoe Co., Inc.	24,741	1,039,122
Carter’s, Inc.*	55,430	1,404,596
Deckers Outdoor Corp.*	6,285	446,361
Fossil, Inc.*	3,200	84,704
Heelys, Inc.*	41,300	1,211,742
Kellwood Co.	42,451	1,245,088
Maidenform Brands, Inc.*	24,365	562,100
Perry Ellis International, Inc.*	11,415	365,166
Steven Madden Ltd.	14,300	417,560
UniFirst Corp.	3,690	141,585
Warnaco Group, Inc. (The)*	6,200	176,080
Wolverine World Wide, Inc.	4,000	114,280

		7,208,384

Thrifts & Mortgage Finance— 1.0%
BankUnited Financial Corp., Class A	17,766	376,817
City Bank	4,281	137,463
Corus Bankshares, Inc.	42,764	729,554
Delta Financial Corp.	26,624	220,180
Dime Community Bancshares	36,950	488,848
Downey Financial Corp.	17,259	1,113,896
Federal Agricultural Mortgage Corp., Class C	2,900	78,880
FirstFed Financial Corp.*	30,648	1,741,726
Franklin Bank Corp.*	31,900	570,053
Fremont General Corp.	24,400	169,092
ITLA Capital Corp.	1,883	97,954
MAF Bancorp, Inc.	17,000	702,780
OceanFirst Financial Corp.	3,900	67,665
Ocwen Financial Corp.*	74,401	957,541
Tierone Corp.	14,100	381,264
TrustCo Bank Corp.	25,400	243,332
Westfield Financial, Inc.	70,400	754,688

		8,831,733

Tobacco— 0.3%
Loews Corp. - Carolina Group	37,781	2,856,621

Trading Companies & Distributors— 0.4%
Beacon Roofing Supply, Inc.*	69,058	1,117,359
Interline Brands, Inc.*	21,500	471,280
Kaman Corp., Class A	23,000	536,130
Rush Enterprises, Inc., Class A*	10,000	192,100
UAP Holding Corp.	27,600	713,460
Williams Scotsman International, Inc.*	41,540	816,676

		3,847,005

Transportation— 0.0%
Horizon Lines, Inc.	2,300	75,486

Water Utility— 0.1%
Pico Holdings, Inc.*	16,140	689,339

Wireless Telecommunication Services— 0.5%
Fibertower Corp.*	66,726	346,308
SBA Communications Corp.*	120,236	3,552,974
Tessco Technologies, Inc.*	15,798	429,547

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Company Fund

United States (continued)
USA Mobility, Inc.	1,700	$33,881

		4,362,710

		641,947,081

Total Common Stocks (Cost $691,088,943)		859,654,088

COMMERCIAL PAPER (0.4%)(a)
United States (0.4%)
Thornburg Mortgage Capital 0.00%, 04/02/07	$3,882,000	3,881,410

CASH EQUIVALENT (1.6%)
United States (1.6%)
AIM Liquid Assets Portfolio, 5.11%, 04/01/42	13,694,009	13,694,067

Total Investments (Cost $708,664,419) (b) — 99.7%		877,229,565

Other assets in excess of liabilities — 0.3%		2,514,536

NET ASSETS — 100.0%		$879,744,101

*	Denotes a non-income producing security.
(a)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
CN	China
IE	Ireland
REIT	Real Estate Investment Trust

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Money Market Fund

	Principal Amount	Value
ASSET-BACKED COMMERCIAL PAPER (37.5%)
Asset-Backed - Domestic (4.1%)(a) (b)
CC USA, Inc.
5.26%, 04/30/07	$20,000,000	$20,000,000
5.31%, 05/23/07(c)	20,000,000	19,999,715
Harrier Financial Funding U.S. LLC
5.39%, 06/28/07(d)	9,812,000	9,686,439
5.42%, 07/20/07(d)	10,000,000	9,840,806
5.32%, 10/12/07(c)	20,000,000	19,999,467
Asset-Backed - Mortgages (6.2%)(b)
Georgetown Funding Co., 5.40%, 04/18/07	30,000,000	29,924,917
Thornburg Mortgage Capital(a)
5.40%, 04/03/07(d)	20,000,000	19,994,122
5.39%, 04/09/07	10,000,000	9,988,244
5.39%, 04/11/07	12,000,000	11,982,367
5.39%, 04/12/07	5,000,000	4,991,918
5.40%, 04/25/07	25,000,000	24,911,667
Variable Funding Capital Corp., 5.37%, 04/09/07(d)	16,886,000	16,866,224
Asset-Backed - Repurchase Agreement (2.3%)(a) (b)
Liquid Funding, 5.31%, 06/01/07(c)	25,000,000	25,000,000
Liquid Funding Ltd.(d)
5.39%, 06/29/07	4,000,000	3,948,281
5.41%, 07/16/07	15,000,000	14,770,186
Asset-Backed - Residential Mortgages (6.9%)
Carrera Capital Finance LLC(d)
5.39%, 04/16/07	22,000,000	21,951,875
5.40%, 04/20/07(a) (b)	9,500,000	9,473,527
5.39%, 04/23/07(a) (b)	5,647,000	5,628,883
5.39%, 05/04/07(a) (b)	8,000,000	7,961,500
5.38%, 05/18/07(a) (b)	10,000,000	9,931,458
5.37%, 06/01/07(a) (b)	13,161,000	13,043,677
Klio II Funding Corp., 5.38%, 06/13/07(a) (b)	30,000,000	29,681,233
Ormond Quay Funding LLC, 5.39%, 04/16/07(b) (d)	35,000,000	34,922,854
Asset-Backed - Trade & Term Receivables (6.5%)(b)
Falcon Asset Securitization Corp.
5.50%, 04/02/07	4,175,000	4,174,372
5.36%, 04/04/07(d)	32,088,000	32,073,921
5.38%, 05/16/07(d)	15,258,000	15,158,060
Golden Funding Corp.
5.37%, 04/03/07	15,782,000	15,777,371
5.37%, 04/04/07(d)	19,972,000	19,963,229
Kitty Hawk Funding Corp.(d)
5.39%, 04/16/07	3,398,000	3,390,496
5.38%, 05/02/07	32,372,000	32,224,815
Old Line Funding Corp., 5.38%, 04/16/07(d)	2,549,000	2,543,392
Asset-Backed - Yankee (7.9%)(b)
Check Point Charlie Ltd.
5.41%, 04/16/07(d)	4,649,000	4,638,714
5.41%, 04/17/07(d)	16,100,000	16,062,004
5.39%, 04/23/07	16,100,000	16,047,952
5.40%, 06/20/07	10,000,000	9,883,111
Giro Funding U.S. Corp.
5.40%, 04/04/07(d)	32,849,000	32,834,615
5.39%, 05/02/07	39,900,000	39,719,031
Greyhawk Funding LLC, 5.37%, 05/01/07	5,557,000	5,532,642
K(2) USA LLC(a) (d)
5.38%, 05/23/07	10,000,000	9,924,167
5.40%, 06/13/07	10,000,000	9,894,049
5.42%, 07/09/07	2,700,000	2,661,093
Premier Asset Collateralized Entity LLC, 5.39%, 05/01/07(a) (d)	4,880,000	4,858,609
Asset-Backed CDO - Trust Preferred (3.6%)(b)
Lockhart Funding LLC
5.40%, 04/27/07(d)	10,000,000	9,962,011
5.39%, 05/14/07	13,000,000	12,918,479
5.38%, 05/17/07(d)	23,000,000	22,845,415
5.40%, 05/18/07(d)	24,605,000	24,436,323

Total Asset-Backed Commercial Paper (Cost $722,023,231)		722,023,231

CERTIFICATES OF DEPOSIT (4.7%)
Banks - Foreign (4.7%)
Deutsche Bank, 5.35%, 08/08/07	20,000,000	20,000,000
HBOS Treasury Services PLC, 5.25%, 04/11/07	20,000,000	20,000,000
Natixis
5.40%, 01/22/08	35,000,000	35,000,000
5.44%, 01/25/08	15,000,000	15,000,000

Total Certificates of Deposit (Cost $90,000,000)		90,000,000

COMMERCIAL PAPER (28.0%)
Banks - Domestic (0.5%)(b) (d)
KBC Financial Products International Ltd., 5.48%, 04/02/07	10,000,000	9,998,500
Banks - Foreign (5.1%)
Barclays U.S. Funding, 5.37%, 06/11/07	48,000,000	47,505,840
Dresdner U.S. Finance, Inc., 5.39%, 04/05/07(d)	4,407,000	4,404,397
HBOS Treasury Services, 5.39%, 06/08/07(d)	7,090,000	7,019,959
Societe Generale North American, 5.38%, 05/10/07(d)	4,180,000	4,156,226
UBS Finance (Delaware) LLC, 5.37%, 07/06/07(d)	3,400,000	3,352,717
Westpac Capital Corp., 5.41%, 07/12/07(d)(b)	33,291,000	32,799,689
Banks - Mortgage (2.4%)(b) (d)
Northern Rock PLC
5.37%, 04/20/07	19,000,000	18,947,254
5.40%, 06/15/07	27,298,000	27,000,565
Building Society (6.6%)(d)
Nationwide Building Society(b)
5.37%, 06/14/07	9,855,000	9,749,053
5.40%, 07/10/07	50,100,000	49,376,682
Yorkshire Building Society
5.38%, 05/22/07	20,000,000	19,851,392
5.42%, 07/18/07	10,000,000	9,843,700
5.41%, 08/15/07	38,142,000	37,392,722
Finance Lessors (3.7%)
PB Finance (Delaware)
5.40%, 05/16/07(d)	26,746,000	26,570,254
5.40%, 06/13/07	30,676,000	30,349,117
5.39%, 06/25/07(d)	15,000,000	14,814,240

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Money Market Fund

Financial Services (8.5%)
Alliance & Leicester PLC(b) (d)
5.35%, 06/07/07	$40,000,000	$39,612,145
5.39%, 06/26/07	15,376,000	15,184,261
ING U.S. Funding, 5.40%, 07/30/07(d)	30,000,000	29,481,000
John Deere Capital Corp.(b)
5.37%, 06/07/07	25,000,000	24,756,660
5.37%, 06/15/07	35,000,000	34,619,375
Private Export Funding Corp., 5.41%, 07/31/07(d)(b)	20,000,000	19,650,444
Security Brokers & Dealers (1.2%)(d)
Morgan Stanley Dean Witter & Co.
5.40%, 05/04/07	15,000,000	14,927,950
5.42%, 07/27/07	8,000,000	7,864,800

Total Commercial Paper (Cost $539,228,942)		539,228,942

CORPORATE BONDS (4.3%)(a) (b)
Asset-Backed - Yankee (4.3%)
Sigma Finance, Inc.
5.25%, 04/30/07	15,000,000	15,000,000
5.37%, 06/29/07(d)	5,000,000	4,935,475
5.33%, 08/16/07(c)	12,500,000	12,499,866
5.32%, 10/05/07(c)	15,000,000	14,999,221
Stanfield Victoria Funding
5.37%, 06/26/07(d)	10,000,000	9,875,420
5.45%, 02/01/08	25,000,000	25,000,000

Total Corporate Bonds (Cost $82,309,982)		82,309,982

FLOATING RATE NOTES (22.2%)
Asset-Backed - CDO (1.9%)(c)
Commodore CDO I Ltd., 5.42%, 12/12/38	21,494,964	21,494,964
Newcastle CDO Ltd., 5.35%, 09/24/38	15,000,000	15,000,000
Asset-Backed - Domestic (1.6%)(a) (b) (c)
Liquid Funding, 5.34%, 08/14/07	30,000,000	29,998,336
Asset-Backed - Yankee (6.9%)(c)
K(2) USA LLC(a) (b)
5.32%, 10/24/07	30,000,000	29,998,307
5.32%, 10/26/07	15,000,000	14,999,037
Premier Asset Collateralized Entity LLC
5.32%, 06/25/07	30,000,000	29,999,459
5.30%, 09/25/07(a) (b)	25,000,000	25,000,000
Stanfield Victoria Funding LLC(a) (b)
5.29%, 08/15/07	18,000,000	17,998,994
5.30%, 03/25/08	15,000,000	14,999,190
Banks - Domestic (0.9%)(c)
Wells Fargo & Co., 5.38%, 01/02/08	17,000,000	17,000,000
Banks - Foreign (2.8%)(c)
HBOS Treasury Services PLC
5.43%, 11/20/07	22,000,000	22,000,000
5.29%, 04/07/08(a) (b)	10,000,000	10,000,000
Kommunalkredit Austria, 5.34%, 02/22/08(a) (b)	22,500,000	22,500,000
Banks - Mortgage (0.7%)(a) (b) (c)
Northern Rock PLC, 5.43%, 04/08/08	12,500,000	12,500,000
Insurance (1.4%)(b) (c)
Allstate Life Global Funding
5.37%, 04/08/08	15,000,000	15,000,000
5.33%, 04/25/08(a)	12,500,000	12,500,000
Personal Credit Institutions (1.5%)(c)
General Electric Capital Corp.
5.45%, 07/09/07	21,000,000	21,000,000
5.45%, 10/17/07	8,000,000	8,000,000
Security Brokers & Dealers (4.5%)
Bear Stearns Cos., Inc., 5.31%, 04/14/08(c)	20,000,000	20,000,000
Goldman Sachs Group, Inc.
5.38%, 05/15/07(c)	12,000,000	12,000,000
5.42%, 05/17/07	25,000,000	25,000,000
Morgan Stanley Dean Witter & Co., 5.36%, 04/02/08(a) (b) (c)	30,000,000	30,000,000

Total Floating Rate Notes (Cost $426,988,287)		426,988,287

MUNICIPAL BONDS (3.3%)
Florida (1.6%)
Florida Hurricane Catastrophe, 5.33%, 04/14/08(c)	20,000,000	20,000,000
Sunshine State Governmental Financing Commission, 5.42%, 04/05/07(d)	11,508,000	11,501,224
South Carolina (1.7%)(d)
South Carolina Public Service Authority, 5.38%, 05/30/07	32,320,000	32,041,384

Total Municipal Bonds (Cost $63,542,608)		63,542,608

Total Investments (Cost $1,924,093,050) (e) — 100.0%		1,924,093,050

Other assets in excess of liabilities — 0.0%		114,784

NET ASSETS — 100.0%		$1,924,207,834

(a)	Illiquid security.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.
(d)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2007.
(e)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
CDO	Collateralized Debt Obligation

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Money Market Fund II

	Principal Amount	Value
ASSET-BACKED COMMERCIAL PAPER (21.7%)
Asset-Backed - Repurchase Agreement (1.2%)
Liquid Funding Ltd., 5.29%, 04/12/07	$3,275,000	$3,269,706
Asset-Backed - Trade & Term Receivables (10.4%)(a)
Golden Funding Corp., 5.28%, 04/10/07	4,977,000	4,970,430
Kitty Hawk Funding, 5.30%, 04/04/07	8,000,000	7,996,467
Old Line Funding, 5.27%, 04/05/07	7,094,000	7,089,846
Variable Fund. Cap. Corp., 5.27%, 04/05/07	9,000,000	8,994,730
Asset-Backed - Yankee (7.5%)(a)
Check Point Charlie, Ltd., 5.32%, 04/10/07	8,000,000	7,989,360
Giro Funding, 5.30%, 04/10/07	5,000,000	4,993,375
Greyhawk Funding LLC, 5.30%, 04/10/07	8,000,000	7,989,400
Asset-Backed CDO - Trust Preferred (2.6%)(a)
Lockhart Funding, 5.33%, 04/05/07	7,298,000	7,293,678

Total Asset-Backed Commercial Paper (Cost $60,586,992)		60,586,992

COMMERCIAL PAPER (81.3%)
Agricultural Services (3.7%)(a)
Cargill, Inc.
5.40%, 04/02/07	2,500,000	2,499,625
5.31%, 04/04/07	8,000,000	7,996,460
Banks - Domestic (9.0%)
HSBC USA, Inc., 5.28%, 04/02/07	4,230,000	4,229,379
JPMorgan Chase, 5.38%, 04/02/07	10,500,000	10,498,431
State Street Corp., 5.25%, 04/02/07	10,500,000	10,498,469
Banks - Foreign (12.9%)
Abbey National N.A., 5.25%, 04/12/07	8,000,000	7,987,167
Dresdner U.S. Finance, Inc. 0.00%, 04/05/07	8,000,000	7,995,275
National Austrialia Funding, 5.21%, 04/02/07(a)	10,000,000	9,998,553
Societe General N.A., 5.21%, 04/02/07	10,000,000	9,998,542
Financial Services (17.3%)
Caterpillar Financial Services, 5.25%, 04/10/07	7,000,000	6,990,813
Fortis Funding LLC, 5.32%, 04/06/07(a)	10,000,000	9,992,618
ING U.S. Funding, 5.41%, 04/02/07	10,500,000	10,498,422
Prudential Funding
5.28%, 04/02/07	2,500,000	2,499,633
5.23%, 04/09/07	8,000,000	7,990,702
Rabobank USA Finance Corp., 5.40%, 04/02/07(b)	10,500,000	10,498,427
Groceries and Related Products (2.9%)(a)
Sysco Corp., 5.30%, 04/02/07	8,000,000	7,998,822
Household Products (2.7%)(a)
Colgate Palmolive, 5.23%, 04/12/07	7,500,000	7,488,015
Malt Beverages (3.7%)(a)
Anheuser-Busch, 5.28%, 04/02/07	10,500,000	10,498,460
Motor Vehicle Parts and Accessories (2.7%)
Honeywell International, 5.24%, 04/12/07	7,500,000	7,487,992
Newspapers (3.8%)(a)
E.W. Scripps Co., 5.35%, 04/02/07	10,500,000	10,498,440
Paints and Allied Products (1.6%)
PPG Industries, Inc., 5.23%, 04/03/07	4,557,000	4,555,676
Personal Credit Institutions (10.2%)
American General Finance Corp., 5.27%, 04/13/07	8,000,000	7,985,947
General Electric Capital
5.25%, 04/02/07	6,600,000	6,599,037
5.22%, 04/04/07	3,817,000	3,815,340
Toyota Motor Credit, 5.25%, 04/06/07	10,000,000	9,992,708
Pharmaceutical Preparations (3.5%)
Abbott Laboratories
5.30%, 04/03/07(a)	5,000,000	4,998,528
5.23%, 04/13/07	4,759,000	4,750,703
Security Brokers & Dealers (3.6%)
Goldman Sachs Group, Inc., 5.27%, 04/04/07	10,000,000	9,995,608
Short-Term Business Credit (3.7%)
American Express Credit, 5.22%, 04/05/07	8,000,000	7,995,360
American Express Credit Corp., 5.20%, 04/06/07	2,500,000	2,498,194

Total Commercial Paper (Cost $227,331,346)		227,331,346

Total Investments (Cost $287,918,338) (c) — 103.0%		287,918,338

Liabilities in excess of other assets — (3.0)%		(8,473,544)

NET ASSETS — 100.0%		$279,444,794

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(b)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2007.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

	Shares	Value
COMMON STOCKS (63.8%)
Australia (0.5%)(a)
Capital Markets— 0.1%
Macquarie Bank Ltd.	3,963	$264,800

Commercial Bank— 0.0%
Australia & New Zealand Banking Group Ltd.	1,714	41,120

Commercial Services & Supplies— 0.0%
Brambles Ltd.*	3,062	33,678

Food & Staples Retailing— 0.1%
Woolworths Ltd.	6,401	140,530

Industrial Conglomerate— 0.1%
Wesfarmers Ltd.	3,538	107,850

Manufacturing— 0.1%
Palfinger AG	667	103,824

Metals & Mining— 0.0%
BHP Billiton Ltd.	2,161	52,333

Transportation Infrastructure— 0.1%
Macquarie Infrastructure Group	82,258	254,988

		999,123

Austria (0.1%)(a)
Diversified Telecommunication Services— 0.1%
Telekom Austria AG	7,166	180,043

Machinery— 0.0%
Andritz AG	374	93,798

		273,841

Belgium (0.3%)(a)
Chemicals— 0.1%
Solvay SA	1,243	191,648

Diversified Financial Services— 0.1%
Fortis	5,945	271,848

Health Care Equipment & Supplies— 0.0%
Omega Pharma SA	307	23,882

Insurance— 0.1%
Fortis NV	1,613	73,623

		561,001

Bermuda (0.3%)(a)
Energy Equipment & Services— 0.1%
Nabors Industries Ltd. - BM*	2,700	80,109
Weatherford International Ltd. ADR - BM*	3,300	148,830

		228,939

Insurance— 0.1%
Catlin Group Ltd	11,789	115,978

Machinery— 0.1%
Ingersoll Rand Co. Ltd., Class A - BM	6,800	294,916

		639,833

Brazil (0.0%)(a)
Airline— 0.0%
Air Berlin PLC*	3,319	77,505

Canada (0.0%)(a)
Pharmaceutical— 0.0%
Cardiome Pharma Corp.*	825	8,374

Cayman Islands (0.1%)(a)
Insurance— 0.1%
ACE Ltd. - KY	3,520	200,851

Finland (0.2%)(a)
Communications Equipment— 0.0%
Nokia OYJ*	3,068	70,685

Construction & Engineering— 0.1%
YIT OYJ	3,801	131,503

Machinery— 0.1%
Metso OYJ	2,554	135,019

		337,207

France (1.4%)(a)
Automobiles— 0.0%
Renault SA	500	58,593

Building Products— 0.1%
Compagnie de Saint-Gobain	831	81,580

Chemicals— 0.2%
Arkema*	2,916	167,676
Rhodia SA*	36,372	133,794

		301,470

Commercial Banks— 0.3%
BNP Paribas	3,873	405,052
Credit Agricole SA	2,569	100,404
Societe Generale	838	144,882

		650,338

Communications Equipment— 0.0%
Alcatel-Lucent	3,506	41,416

Construction Materials— 0.1%
Lafarge SA	750	117,827

Insurance— 0.2%
Axa	6,257	266,067

Media— 0.1%
Vivendi Universal SA	5,738	233,833

Multi-Utility— 0.1%
Suez SA	4,317	228,686

Oil, Gas & Consumable Fuels— 0.2%
Total SA	6,618	462,288

Pharmaceutical— 0.0%
Sanofi-Aventis	232	20,185

Textiles, Apparel & Luxury Goods— 0.0%
LVMH Moet Hennessy Louis Vuitton SA	246	27,320

Wireless Telecommunication Services— 0.1%
Bouygues SA	2,608	202,005

		2,691,608

Germany (1.2%)(a)
Auto Components—0.1%
Continental AG	890	114,993

Automobiles—0.3%
Bayerische Motoren Werke AG	1,741	102,837
Daimler Chrysler AG	205	16,860
Porsche AG	111	169,803
Volkswagen AG, Preferred Shares	2,752	281,397

		570,897

Biotechnology—0.0%
MorphoSys AG*	335	24,389

Chemicals—0.2%
Bayer AG	1,985	126,947

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Germany(a) (continued)
Lanxess*	3,318	$171,506

		298,453

Commercial Bank— 0.1%
Deutsche Bank AG	2,136	287,360

Industrial Conglomerate— 0.1%
Siemens AG	1,559	166,929

Insurance— 0.2%
Allianz AG	1,349	276,482
Muenchener Rueckversicherungs AG	1,153	194,677

		471,159

Media— 0.0%
Axel Springer AG	130	22,745
ProsiebenSAT.1 Media AG	566	20,159

		42,904

Metals & Mining— 0.1%
Thyssenkrupp AG	3,143	155,999

Multi-Utility— 0.0%
RWE AG, Non-Voting Preferred Shares	392	38,791

Pharmaceutical— 0.1%
Merck KGaA	906	116,985

Software— 0.0%
SAP AG	1,547	69,027

		2,357,886

Greece (0.2%)(a)
Commercial Bank— 0.0%
National Bank of Greece SA	540	28,563

Diversified Telecommunication Services— 0.0%
Hellenic Telecommunications Organization SA*	3,142	85,696

Hotels, Restaurants & Leisure— 0.1%
OPAP SA	3,672	139,555

Metals & Mining— 0.1%
Sidenor Steel Production & Manufacturing Co.	9,081	176,365

		430,179

Hong Kong (0.3%)(a)
Industrial Conglomerate— 0.0%
Hutchison Whampoa Ltd.	1,000	9,605

Real Estate Management & Development— 0.2%
Cheung Kong Holdings Ltd.	16,000	202,297
Henderson Land Development Co.	16,000	93,304
Swire Pacific Ltd.	20,000	224,351

		519,952

Specialty Retail— 0.1%
Esprit Holdings Ltd.	9,500	111,332

		640,889

Ireland (0.1%)(a)
Construction Materials— 0.1%
CRH PLC	4,040	173,158

Italy (0.3%)(a)
Commercial Banks— 0.2%
Banco Popolare di Verona e Novara Scrl	3,759	117,065
UniCredito Italiano SpA	36,664	349,086

		466,151

Oil, Gas & Consumable Fuels— 0.1%
Eni SpA	4,240	137,962

		604,113

Japan (2.7%)(a)
Automobiles— 0.2%
Toyota Motor Corp.	6,400	409,932

Building Products— 0.1%
Daikin Industries Ltd.	3,400	117,968

Chemicals— 0.3%
Dainippon Ink & Chemical, Inc.	20,000	79,238
Kaneka Corp.	9,000	85,637
Mitsubishi Chemical Holdings Corp.	22,500	191,244
Mitsui Chemicals, Inc.	19,000	165,587
Showa Denko KK	1,000	3,743
UBE Industries Ltd.	53,000	167,769

		693,218

Commercial Banks— 0.2%
Mitsubishi UFJ Financial Group, Inc.	17	191,567
Sumitomo Mitsui Financial Group, Inc.	13	117,715

		309,282

Commercial Services & Supplies— 0.0%
Toppan Printing Co., Ltd.	3,000	31,254

Communications Equipment— 0.0%
Hitachi Cable, Ltd.	9,000	51,050

Computers & Peripherals— 0.1%
Hitachi Information Systems Ltd.	5,400	119,122
Toshiba Corp.	16,000	106,557

		225,679

Construction & Engineering— 0.1%
Kajima Corp.	12,000	61,026
Obayashi Corp.	27,000	173,558

		234,584

Consumer Finance— 0.1%
ORIX Corp.	630	163,490

Diversified Consumer Services— 0.0%
Benesse Corp.	2,200	81,653

Electric Utilities— 0.2%
Kansai Electric Power Co., Inc.	3,800	109,349
Tokyo Electric Power Co., Inc.	7,200	245,821

		355,170

Electrical Equipment— 0.1%
Mitsubishi Electric Corp.	20,000	205,528

Electronic Equipment & Instruments— 0.1%
Kyocera Corp.	2,000	187,929
Taiyo Yuden Co. Ltd.	2,000	41,486
Yokogawa Electric Corp.	5,100	77,890

		307,305

Food Products— 0.1%
Ajinomoto Co., Inc.	7,000	80,393
Yakult Honsha Co. Ltd.	3,700	94,462

		174,855

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Japan(a) (continued)
Gas Utility— 0.1%
Tokyo Gas Co. Ltd.	36,000	$200,125

Health Care Providers & Services— 0.0%
Suzuken Co. Ltd.	2,300	81,470

Household Durables— 0.1%
Matsushita Electric Industrial Co. Ltd.	8,000	161,263
Sharp Corp.	1,000	19,233

		180,496

IT Services— 0.0%
CSK Corp.	1,500	62,715

Machinery— 0.1%
Amada Co. Ltd.	10,000	113,964

Metals & Mining— 0.0%
Mitsubishi Materials Corp.	7,000	33,118

Office Electronics— 0.1%
Ricoh Co. Ltd.	6,000	134,668

Oil, Gas & Consumable Fuels— 0.0%
Nippon Metals & Mining Holdings, Inc.	8,500	72,864

Personal Products— 0.1%
Shiseido Co. Ltd.	6,000	121,712

Pharmaceutical— 0.1%
Daiichi Sankyo Co. Ltd.	5,700	174,478

Semiconductors & Semiconductor Equipment— 0.1%
Elpida Memory, Inc.*	2,200	85,055
Tokyo Electron Ltd.	900	62,698

		147,753

Tobacco— 0.1%
Japan Tobacco, Inc.	45	220,641

Trading Companies & Distributors— 0.3%
Itochu Corp.	17,000	167,923
Marubenii Corp.	25,000	151,454
Mitsui & Co. Ltd.	11,000	207,053

		526,430

Wireless Telecommunication Services— 0.0%
Softbank Corp.	1,800	46,110

		5,477,512

Netherlands (0.5%)(a)
Air Freight & Logistics— 0.1%
TNT NV	4,229	194,369

Commercial Bank— 0.1%
ABN AMRO Holding NV	3,320	143,037

Commercial Services & Supplies— 0.0%
Usg People N.V.	2,301	94,946

Diversified Telecommunication Services— 0.1%
Koninklijke KPN NV	15,622	243,390

Insurance— 0.0%
Aegon NV	2,515	50,214

Media— 0.1%
Wolters Kluwer NV	4,978	149,326

Metals & Mining— 0.1%
Mittal Steel Co. NV	2,991	160,194

		1,035,476

Netherlands Antilles (0.3%)(a)
Energy Equipment & Services— 0.3%
Schlumberger Ltd. ADR - NL	8,500	587,350

Norway (0.2%)(a)
Diversified Telecommunication Services— 0.1%
Telenor ASA	6,193	109,374

Industrial Conglomerate— 0.1%
Orkla ASA	4,009	280,916

		390,290

Panama (0.1%)(a)
Hotels, Restaurants & Leisure— 0.1%
Carnival Corp. - PA	4,000	187,440

Puerto Rico (0.0%)(a)
Commercial Bank— 0.0%
W Holding Co., Inc.	1,100	5,500

Singapore (0.1%)(a)
Diversified Telecommunication Services— 0.0%
Singapore Telecommunications Ltd.	23,900	51,621

Electronic Equipment & Instruments— 0.1%
Venture Corporation Ltd.	11,000	105,533

		157,154

Spain (0.6%)(a)
Commercial Banks— 0.2%
Banco Bilbao Vizcaya Argentaria SA	16,580	407,083
Banco Santander Central Hispano SA	5,783	103,227

		510,310

Construction & Engineering— 0.1%
ACS, Actividades de Construccion y Servicios SA	1,769	108,042

Diversified Telecommunication Services— 0.2%
Telefonica SA	18,881	418,069

Tobacco— 0.1%
Altadis SA	1,668	106,968

		1,143,389

Sweden (0.1%)(a)
Commercial Bank— 0.0%
Svenska Handelsbanked AB, A Shares	834	24,837

Communications Equipment— 0.1%
Telefonakitiebolaget LM Ericsson, B Shares	24,278	90,035

Specialty Retail— 0.0%
KappAhl Holding AB	4,358	47,175

		162,047

Switzerland (0.6%)(a)
Commercial Bank— 0.1%
Credit Suisse Group	3,526	253,905

Insurance— 0.1%
Swiss Reinsurance	1,016	92,993
UBS AG*	2,453	146,319

		239,312

Pharmaceuticals— 0.3%
Novartis AG	932	52,082
Roche Holding AG	2,400	426,450

		478,532

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Switzerland(a) (continued)
Textiles, Apparel & Luxury Goods— 0.1%
Compagnie Finaciere Richemont AG	3,972	$222,899

		1,194,648

United Kingdom (2.9%)(a)
Airline— 0.1%
British Airways PLC*	12,180	116,683

Auto Components— 0.0%
Ashtead Group PLC	11,906	35,420

Capital Markets— 0.1%
3I Group PLC	2,090	46,844
Man Group PLC	8,286	90,584

		137,428

Commercial Banks— 0.7%
Barclays PLC	28,933	410,213
HBOS PLC(b)	10,197	210,791
HSBC Holdings PLC	29,893	523,401
Royal Bank of Scotland Group PLC	8,608	336,950

		1,481,355

Commercial Services & Supplies— 0.1%
Michael Page International PLC	13,404	141,429

Electric Power— 0.0%
Drax Group PLC	1,428	22,090

Electric Utility— 0.0%
Scottish & Southern Energy PLC	1,206	36,694

Food & Staples Retailing— 0.2%
Tesco PLC	38,590	337,685

Food Products— 0.1%
Premier Foods PLC	34,032	195,402
Tate & Lyle PLC	5,518	62,584

		257,986

Hotels, Restaurants & Leisure— 0.1%
InterContinental Hotels Group PLC	6,525	161,286

Household Durables— 0.1%
Taylor Woodrow PLC	21,236	204,688

Household Products— 0.2%
Reckitt Benckiser PLC	5,821	303,523

Independent Power Producers & Energy Traders— 0.1%
International Power PLC	33,553	262,225

Insurance— 0.1%
Aviva PLC	9,015	133,189

Metals & Mining— 0.1%
BHP Billiton PLC	5,862	130,231

Multi-Utility— 0.1%
National Grid PLC	11,937	188,353

Multiline Retail— 0.1%
Debenhams PLC	16,764	57,683
Next PLC	1,506	66,693

		124,376

Oil, Gas & Consumable Fuels— 0.3%
BG Group PLC	2,971	42,852
BP PLC	50,391	544,597
Royal Dutch Shell PLC	2,663	88,559

		676,008

Pharmaceuticals— 0.3%
AstraZeneca PLC	3,321	179,011
GlaxoSmithKline PLC	13,553	374,061

		553,072

Service Company— 0.0%
Management Consulting Group PLC	53,986	49,185

Specialty Retail— 0.0%
Kesa Electricals PLC	8,890	59,287

Thrifts & Mortgage Finance— 0.0%
Kensington Group PLC	3,141	41,196

Trading Companies & Distributors— 0.1%
Wolseley PLC	4,998	117,445

Water Utility— 0.0%
Pennon Group PLC	6,719	77,369

Wireless Telecommunication Services— 0.0%
Vodafone Group PLC	13,971	37,352

		5,685,555

United States (50.7%)
Aerospace & Defense— 2.0%
B.F. Goodrich Co. (The)	5,700	293,436
Boeing Co. (The)	7,730	687,274
General Dynamics Corp.	4,240	323,936
Honeywell International, Inc.	7,600	350,056
Lockheed Martin Corp.	3,505	340,055
Northrop Grumman Corp.	11,165	828,666
Orbital Sciences Corp.*	3,400	63,716
Raytheon Co.	5,860	307,416
United Technologies Corp.	11,300	734,500

		3,929,055

Air Freight & Logistics— 0.0%
EGL, Inc.*	400	15,852
Pacer International, Inc.	800	21,552

		37,404

Airlines— 0.2%
AMR Corp.*	2,450	74,603
Continental Airlines, Class B*	4,635	168,668
UAL Corp.*	2,120	80,920
US Airways Group, Inc.*	1,680	76,406

		400,597

Auto Components— 0.3%
ArvinMeritor, Inc.	1,725	31,481
Johnson Controls, Inc.	6,000	567,720
TRW Automotive Holdings Corp.*	2,025	70,511

		669,712

Automobiles— 0.0%
Midas, Inc.*	300	6,471
Travelcenters Of America*	190	7,300

		13,771

Beverages— 0.3%
Coca-Cola Co.	12,000	576,000
Molson Coors Brewing Co.	1,010	95,566

		671,566

Biotechnology— 0.7%
Alexion Pharmaceuticals, Inc.*	450	19,458
Alkermes, Inc.*	725	11,194
Amgen, Inc.*	14,600	815,848

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

United States (continued)
Amylin Pharmaceuticals, Inc.*	275	$10,274
Arena Pharmaceuticals, Inc.*	800	8,688
Cubist Pharmaceuticals, Inc.*	825	18,208
Exelixis, Inc.*	2,900	28,826
Gilead Sciences, Inc.*	2,300	175,950
Human Genome Sciences, Inc.*	800	8,496
Keryx Biopharmaceuticals, Inc.*	700	7,364
Mannkind Corp.*	700	10,010
Martek Biosciences Corp.*	175	3,609
Medivation, Inc.*	800	15,088
Nektar Therapeutics*	1,550	20,243
PerkinElmer, Inc.	2,825	68,421
Progenics Pharmaceuticals, Inc.*	375	8,880
Regeneron Pharmaceuticals, Inc.*	900	19,458
Savient Pharmaceuticals, Inc.*	1,200	14,424
Telik, Inc.*	200	1,086
Theravance, Inc.*	400	11,800
United Therapeutics Corp.*	350	18,823
Vertex Pharmaceuticals, Inc.*	3,700	103,748

		1,399,896

Capital Markets— 0.5%
Bank of New York Co., Inc.	800	32,440
Bear Stearns Cos., Inc. (The)	2,010	302,203
E*TRADE Financial Corp.*	2,600	55,172
Edwards (A.G.), Inc.	325	22,484
Federated Investors, Inc., Class B	1,600	58,752
Gladstone Capital Corp.	400	9,472
Lehman Brothers Holding, Inc.	4,630	324,424
TD Ameritrade Holding Corp.*	10,000	148,800

		953,747

Chemicals— 0.8%
Air Products & Chemicals, Inc.	2,900	214,281
Dow Chemical Co. (The)	2,900	132,994
Fuller (H. B.) Co.	1,150	31,360
Georgia Gulf Corp.	700	11,347
Innospec, Inc.	800	46,112
Praxair, Inc.	8,500	535,160
Rohm & Haas Co.	10,000	517,200
Sensient Technologies Corp.	900	23,202
Spartech Corp.	2,700	79,218

		1,590,874

Commercial Banks— 2.4%
1st Source Corp.	220	5,757
BancFirst Corp.	2,825	130,939
Camden National Corp.	700	30,380
City Holding Co.	800	32,360
Comerica, Inc.	2,400	141,888
Commerce Bancshares, Inc.	315	15,218
Community Bank System, Inc.	500	10,460
First Horizon National Corp.	100	4,153
FNB Corp.	2,300	82,409
Great Southern Bancorp, Inc.	2,400	70,272
Heartland Financial USA, Inc.	1,425	38,119
Horizon Financial Corp.	875	19,320
KeyCorp	1,940	72,692
Lakeland Financial Corp.	1,700	38,590
Marshall & Ilsley Corp.	3,400	157,454
National City Corp.	8,600	320,350
PNC Bank Corp.	3,975	286,081
Simmons First National Corp., Class A	2,625	78,934
Suffolk Bancorp	1,525	49,227
SunTrust Banks, Inc.	3,600	298,944
Taylor Capital Group, Inc.	900	31,500
TCF Financial Corp.	10,450	275,462
U.S. Bancorp	28,980	1,013,430
Wachovia Corp.	15,247	839,347
Wells Fargo & Co.	21,600	743,688

		4,786,974

Commercial Services & Supplies— 0.3%
Administaff, Inc.	1,500	52,800
Avery-Dennison Corp.	1,250	80,325
CompX International, Inc.	1,025	16,533
Donnelley (R.R.) & Sons Co.	2,300	84,157
M & F Worldwide Corp.*	2,025	96,410
Spherion Corp.*	8,025	70,781
Standard Register Co. (The)	7,700	97,405
TeleTech Holdings, Inc.*	2,025	74,297

		572,708

Communications Equipment— 1.7%
Adtran, Inc.	800	19,480
Avocent Corp.*	800	21,576
Black Box Corp.	1,725	63,031
Carrier Access Corp.*	1,100	5,621
Cisco Systems, Inc.*	54,230	1,384,492
CommScope, Inc.*	600	25,740
Corning, Inc.*	27,800	632,172
Inter-Tel, Inc.	2,900	68,556
InterDigital Communications Corp.*	1,525	48,297
Juniper Networks, Inc.*	4,300	84,624
Motorola, Inc.	9,100	160,797
QUALCOMM, Inc.	19,600	836,136
Tellabs, Inc.*	7,600	75,240

		3,425,762

Computers & Peripherals— 1.8%
Apple Computer, Inc.*	4,000	371,640
Brocade Communications Systems, Inc.*	9,880	94,058
Dell, Inc.*	500	11,605
EMC Corp.*	2,700	37,395
Emulex Corp.*	5,175	94,651
Hewlett-Packard Co.	28,625	1,149,007
Imation Corp.	2,825	114,074
International Business Machines Corp.	15,540	1,464,800
Lexmark International Group, Inc.*	1,330	77,752
NCR Corp.*	1,300	62,101
Sun Microsystems, Inc.*	24,600	147,846

		3,624,929

Construction & Engineering— 0.0%
Emcor Group, Inc.*	1,125	66,353

Construction Materials— 0.0%
Headwaters, Inc.*	200	4,370

Consumer Finance— 0.4%
American Express Co.	2,900	163,560
AmeriCredit Corp.*	4,150	94,869
Capital One Financial Corp.	5,600	422,576
Credit Acceptance Corp*	249	6,770

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

United States (continued)
Dollar Financial Corp.*	1,364	$34,509
The First Marblehead Corp.	1,750	78,558
World Acceptance Corp.*	600	23,970

		824,812

Consumer Goods— 0.1%
Jamba, Inc.*	2,025	18,590
Tempur-Pedic International, Inc.	3,200	83,168

		101,758

Containers & Packaging— 0.1%
Graphic Packaging Corp.*	10,475	49,651
Silgan Holdings, Inc.	1,325	67,721
Smurfit-Stone Container Corp.*	4,450	50,107

		167,479

Distributor— 0.1%
ProLogis Trust	3,710	240,890

Diversified Consumer Services— 0.1%
Sotheby’s Holdings, Inc.	1,950	86,736

Diversified Financial Services— 4.2%
Bank of America Corp.	49,150	2,507,633
CIT Group, Inc.	8,900	470,988
Citigroup, Inc.	35,300	1,812,302
Franklin Resources, Inc.	4,100	495,403
Goldman Sachs Group, Inc.	2,910	601,293
Marlin Business Services, Inc.*	3,050	66,734
Merrill Lynch & Co., Inc.	5,070	414,067
Morgan Stanley	18,690	1,472,025
State Street Corp.	5,900	382,025
Thornburg Mortgage, Inc.	3,250	84,500

		8,306,970

Diversified Telecommunication Services— 1.7%
AT&T, Inc.	45,610	1,798,402
CenturyTel, Inc.	1,830	82,698
Citizens Communications Co.	3,200	47,840
Embarq Corp.	1,697	95,626
Qwest Communications International, Inc.*	9,650	86,753
Verizon Communications, Inc.	29,500	1,118,640
Windstream Corp.	5,550	81,530

		3,311,489

Electric Utilities— 1.2%
American Electric Power Co., Inc.	10,100	492,375
Edison International	15,900	781,167
FirstEnergy Corp.	4,390	290,794
FPL Group, Inc.	3,450	211,036
Gilead Sciences, Inc.	8,900	291,653
Pinnacle West Capital Corp.	100	4,825
Sierra Pacific Resources*	19,600	340,648
Westar Energy, Inc.	700	19,264

		2,431,762

Electrical Equipment— 0.1%
Acuity Brands, Inc.	1,450	78,938
General Cable Corp.*	1,560	83,351
Rockwell International Corp.	800	47,896

		210,185

Electronic Equipment & Instruments— 0.1%
Coherent, Inc.*	2,725	86,492
Mettler Toledo International, Inc.*	300	26,871
MTS Systems Corp.	2,825	109,723
Sanmina Corp.*	8,900	32,218
Solectron Corp.*	400	1,260
Tech Data Corp.*	100	3,581

		260,145

Energy Equipment & Services— 0.4%
Baker Hughes, Inc.	5,700	376,941
BJ Services Co.	2,400	66,960
Halliburton Co.	9,400	298,356
Helmerich & Payne, Inc.	600	18,204
Todco*	725	29,239

		789,700

Entertainment— 0.4%
Walt Disney Co. (The)	24,960	859,373

Food & Staples Retailing— 0.7%
CVS/Caremark Corp.	3,700	126,318
Kroger Co.	12,410	350,583
Longs Drug Stores Corp.	625	32,275
Safeway, Inc.	6,410	234,862
SUPERVALU, Inc.	5,800	226,606
SYSCO Corp.	10,000	338,300
Wal-Mart Stores, Inc.	3,300	154,935

		1,463,879

Food Products— 0.4%
General Mills, Inc.	600	34,932
Kellogg Co.	2,400	123,432
Kraft Foods, Inc.	7,800	246,948
Wrigley (Wm.) Jr. Co., Class A	5,500	280,115

		685,427

Gas Utilities— 0.2%
Energen Corp.	1,730	88,040
NICOR, Inc.	3,025	146,470
Oneok, Inc.	1,860	83,700

		318,210

Health Care Equipment & Supplies— 0.4%
Advanced Medical Optics, Inc.*	1,500	55,800
Arthrocare Corp.*	500	18,020
Baxter International, Inc.	8,600	452,962
Becton, Dickinson & Co.	400	30,756
Datascope Corp.	1,525	55,190
DJ Orthopedics, Inc.*	425	16,107
Healthtronics, Inc.*	10,200	54,978
Hologic, Inc.*	400	23,056
Medtronic, Inc.	300	14,718
Mentor Corp.	1,125	51,750
Thoratec Corp.*	1,400	29,260
Zimmer Holdings, Inc.*	100	8,541

		811,138

Health Care Providers & Services— 1.6%
Aetna, Inc.	14,740	645,465
AmerisourceBergen Corp.	1,410	74,377
Apria Healthcare Group, Inc.*	1,500	48,375
CIGNA Corp.	2,120	302,439
Healthways, Inc.*	1,600	74,800
Humana, Inc.*	1,510	87,610
Laboratory Corp. of America Holdings*	1,060	76,988
LCA-VISION, Inc.	300	12,357

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

United States (continued)
Magellan Health Services, Inc.*	1,525	$64,050
McKesson Corp.	7,090	415,049
Medco Health Solutions, Inc.*	2,300	166,819
Sunrise Senior Living, Inc.*	500	19,760
UnitedHealth Group, Inc.	2,700	143,019
WellPoint, Inc.*	13,780	1,117,558

		3,248,666

Health Care Technology— 0.1%
TriZetto Group, Inc. (The)*	5,775	115,558
Wellcare Health Plans, Inc.*	1,330	113,382

		228,940

Hotels, Restaurants & Leisure— 0.6%
Domino’s Pizza, Inc.	2,500	81,175
Dover Downs Casinos & Gambling & Entertainment, Inc.	350	4,508
Hilton Hotels Corp.	500	17,980
International Game Technology	1,300	52,494
Luby’s, Inc.*	5,150	50,316
McDonald’s Corp.	12,870	579,793
Papa John’s International, Inc.*	1,500	44,100
Starwood Hotels & Resorts Worldwide, Inc.	4,000	259,400
Wyndham Worldwide Corp.*	1,300	44,395

		1,134,161

Household Durables— 0.2%
American Greetings Corp., Class A	2,825	65,568
Blyth Industries, Inc.	700	14,777
Centex Corp.	2,100	87,738
CSS Industries, Inc.	200	7,496
D. R. Horton, Inc.	1,200	26,400
Kimball International, Inc., Class B	2,725	52,538
Lennar Corp., Class A	1,300	54,873
Stanley Furniture Co., Inc.	2,000	41,600
Toll Brothers, Inc.*	4,800	131,424

		482,414

Household Products— 1.1%
Colgate-Palmolive Co.	1,980	132,244
Energizer Holdings, Inc.*	1,230	104,956
Kimberly-Clark Corp.	3,115	213,346
Procter & Gamble Co. (The)	26,500	1,673,740

		2,124,286

Independent Power Producers & Energy Traders— 0.2%
Dynergy, Inc., Class A*	1,632	15,112
TXU Corp.	5,780	370,498

		385,610

Industrial Conglomerates— 1.1%
3M Co.	2,600	198,718
General Electric Co.	53,900	1,905,904
Teleflex, Inc.	1,825	124,228
Textron, Inc.	500	44,900

		2,273,750

Insurance— 2.0%
AFLAC, Inc.	1,700	80,002
Allstate Corp.	4,740	284,684
AMBAC Financial Group, Inc.	8,200	708,398
American Financial Group, Inc.	2,420	82,377
American International Group, Inc.	3,700	248,714
Argonaut Group, Inc.*	700	22,652
Assurant, Inc.	3,200	171,616
Chubb Corp. (The)	9,330	482,081
Conseco, Inc.*	1,750	30,275
Genworth Financial, Inc.	16,300	569,522
Great American Financial Resources, Inc.	2,750	67,320
Hartford Financial Services Group, Inc. (The)	1,900	181,602
LandAmerica Financial Group, Inc.	400	29,564
Loews Corp.	2,400	109,032
MBIA, Inc.	6,300	412,587
Navigators Group, Inc. (The)*	500	25,085
ProAssurance Corp.*	400	20,460
Protective Life Corp.	2,500	110,100
Prudential Financial, Inc.	1,200	108,312
Travelers Cos., Inc. (The)	5,820	301,302

		4,045,685

Internet Software & Services— 0.8%
CNET Networks, Inc.*	1,100	9,581
eBay, Inc.*	10,500	348,075
Google, Inc., Class A*	1,600	733,056
Infospace, Inc.*	200	5,134
SonicWALL, Inc.*	3,150	26,334
ValueClick, Inc.*	500	13,065
Yahoo!, Inc.*	13,800	431,802

		1,567,047

IT Services— 0.4%
Acxiom Corp.	400	8,556
Affiliated Computer Services, Inc., Class A*	1,400	82,432
Alliance Data Systems Corp.*	1,340	82,571
Automatic Data Processing, Inc.	1,300	62,920
BISYS Group, Inc. (The)*	1,000	11,460
Computer Sciences Corp.*	3,190	166,295
Convergys Corp.*	3,570	90,714
CSG Systems International, Inc.*	500	12,510
Electronic Data Systems Corp.	2,940	81,379
infoUSA, Inc.	600	5,772
Lightbridge, Inc.*	700	12,299
Sabre Holdings, Inc.	3,100	101,525
Sykes Enterprises, Inc.*	3,175	57,912
Unisys Corp.*	7,375	62,171

		838,516

Leisure Equipment & Products— 0.2%
Hasbro, Inc.	2,840	81,281
Marvel Entertainment, Inc.*	7,700	213,675
Mattel, Inc.	3,570	98,425

		393,381

Life Sciences Tools & Services— 0.0%
Illumina, Inc.*	925	27,103

Machinery— 0.9%
AGCO Corp.*	400	14,788
Caterpillar, Inc.	1,400	93,842
Cummins, Inc.	610	88,279
Danaher Corp.	3,400	242,930
Eaton Corp.	4,700	392,732
Flowserve Corp.	625	35,744
Illinois Tool Works, Inc.	2,200	113,520

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

United States (continued)
Manitowoc Co.	1,440	$91,483
Nordson Corp.	2,825	131,250
PACCAR, Inc.	1,900	139,460
Parker Hannifin Corp.	1,000	86,310
Terex Corp.*	4,090	293,498
Toro Co.	1,025	52,521
Wabtec Corp.	1,600	55,184

		1,831,541

Media— 1.2%
CBS Corp., Class B	5,500	168,245
Charter Communications, Inc.*	3,300	9,207
Comcast Corp., Class A*	11,250	291,937
Cumulus Media, Inc.*	1,400	13,132
DIRECTV Group, Inc.*	7,000	161,490
E.W. Scripps Co., Class A	6,500	290,420
EchoStar Communications Corp., Class A*	1,800	78,174
Entercom Communications Corp.	2,000	56,360
Gannett Co.	2,000	112,580
McGraw-Hill Cos., Inc. (The)	2,845	178,894
New York Times Co., Class A	300	7,053
News Corp.	24,300	561,816
Omnicom Group, Inc.	2,980	305,092
Sinclair Broadcast Group, Inc.	6,475	100,039
Viacom, Inc., Class B*	400	16,444

		2,350,883

Metals & Mining— 0.9%
Alcoa, Inc.	11,000	372,900
Chaparral Steel	1,500	87,255
Cleveland Cliffs, Inc.	600	38,406
Freeport-McMoRan Copper & Gold, Inc., Class B	1,768	117,024
Nucor Corp.	5,290	344,538
Quanex Corp.	950	40,232
Southern Copper Corp.	2,510	179,867
Steel Dynamics, Inc.	5,090	219,888
U.S. Steel Corp.	4,690	465,107

		1,865,217

Multi-Utilities— 0.5%
CenterPoint Energy, Inc.	4,810	86,291
CMS Energy Corp.	11,800	210,040
Detroit Edison Co.	4,200	201,180
Northwestern Corp.	1,825	64,660
Scana Corp.	1,600	69,072
Sempra Energy	1,405	85,719
Xcel Energy, Inc.	14,200	350,598

		1,067,560

Multiline Retail— 1.4%
Big Lots, Inc.*	3,000	93,840
Family Dollar Stores, Inc.	2,600	77,012
Federated Department Stores, Inc.	6,510	293,275
J.C. Penney Co., Inc.	9,160	752,586
Kohl’s Corp.*	11,380	871,822
Saks, Inc.	5,000	104,200
Target Corp.	8,300	491,858

		2,684,593

Office Electronics— 0.1%
Xerox Corp.*	9,410	158,935

Oil, Gas & Consumable Fuels— 3.9%
Chesapeake Energy Corp.	300	9,264
ChevronTexaco Corp.	11,380	841,665
Clayton Williams Energy, Inc.*	525	14,894
ConocoPhillips	6,900	471,615
Devon Energy Corp.	2,900	200,738
Exxon Mobil Corp.	43,130	3,254,158
Forest Oil Corp.*	1,050	35,039
Frontier Oil Corp.	1,400	45,696
Giant Industries, Inc.*	200	15,130
Global Industries Ltd.*	2,825	51,669
Harvest Natural Resources, Inc.*	600	5,844
Hess Corp.	3,500	194,145
Holly Corp.	1,970	116,821
Marathon Oil Corp.	5,895	582,603
Mariner Energy, Inc.*	909	17,389
Occidental Petroleum Corp.	9,600	473,376
Overseas Shipholding Group, Inc.	1,330	83,258
Plains Exploration & Production Co.*	2,925	132,034
Sunoco, Inc.	1,100	77,484
Swift Energy Co.*	600	25,062
Tesoro Petroleum Corp.	850	85,366
USEC, Inc.*	1,300	21,125
Valero Energy Corp.	8,540	550,745
XTO Energy, Inc.	7,400	405,594

		7,710,714

Paper & Forest Products— 0.1%
Domtar Corp.*	5,683	52,909
Weyerhaeuser Co.	1,790	133,784

		186,693

Personal Products— 0.1%
Avon Products, Inc.	2,100	78,246
NBTY, Inc.*	2,030	107,671
Playtex Products, Inc.*	3,675	49,870

		235,787

Pharmaceuticals— 3.5%
Abbott Laboratories	20,300	1,132,740
Adams Respiratory Therapeutics, Inc.*	500	16,815
Adolor Corp.*	1,650	14,438
Alpharma, Inc., Class A	225	5,418
Auxilium Pharmaceuticals, Inc.*	600	8,808
Bristol-Myers Squibb Co.	1,700	47,192
Combinatorx Inc*	400	2,796
Cypress Bioscience, Inc.*	1,325	10,070
Eli Lilly & Co.	1,700	91,307
Forest Laboratories, Inc., Class A*	5,810	298,866
Johnson & Johnson	5,500	331,430
King Pharmaceuticals, Inc.*	4,870	95,793
Merck & Co., Inc.	33,985	1,501,117
MGI Pharma, Inc.*	600	13,482
Mylan Laboratories, Inc.	3,820	80,755
Nastech Pharmaceutical Co., Inc.*	1,025	11,060
Pfizer, Inc.	38,890	982,361
Pozen, Inc.*	800	11,800
Schering-Plough Corp.	45,250	1,154,327
Sciele Pharma, Inc.*	400	9,472
Sepracor, Inc.*	4,700	219,161
Viropharma, Inc.*	925	13,274
Watson Pharmaceutical, Inc.*	2,000	52,860
Wyeth	17,200	860,516

		6,965,858

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

United States (continued)
Real Estate Investment Trusts (REITs)— 0.7%
Anthracite Capital, Inc.	6,375	$76,500
Apartment Investment & Management Co.	1,700	98,073
Boston Properties, Inc.	1,700	199,580
CapitalSource, Inc.	3,190	80,165
Cousins Properties, Inc.	3,425	112,545
Equity Inns, Inc.	2,200	36,036
Equity Lifestyle Properties, Inc.	1,100	59,411
Hospitality Properties Trust	3,590	168,012
Host Hotels & Resorts, Inc.	4,400	115,764
iStar Financial, Inc.	1,630	76,333
Mid-America Apartment Communities, Inc.	125	7,033
Pennsylvania Real Estate Investment Trust	500	22,165
Post Properties, Inc.	1,300	59,449
Ramco-Gershenson Properties Trust	3,125	111,594
Sunstone Hotel Investors, Inc.	3,225	87,913
Winston Hotels, Inc.	3,225	48,472

		1,359,045

Real Estate Management & Development— 0.1%
CB Richard Ellis Group, Inc., Class A*	2,320	79,298
Jones Lang Lasalle, Inc.	930	96,980
UDR, Inc.	3,400	104,108

		280,386

Road & Rail— 0.7%
Arkansas Best Corp.	400	14,220
Burlington Northern Santa Fe Corp.	5,100	410,193
Con-way, Inc.	600	29,904
CSX Corp.	3,800	152,190
Laidlaw International, Inc.	1,750	60,550
Norfolk Southern Corp.	15,730	795,938

		1,462,995

Semiconductors & Semiconductor Equipment— 1.2%
Altera Corp.*	800	15,992
Applied Materials, Inc.	15,370	281,578
Asyst Technologies, Inc.*	1,000	7,030
Cirrus Logic, Inc.*	4,525	34,662
Cymer, Inc.*	1,725	71,674
Intel Corp.	9,200	175,996
KLA-Tencor Corp.	500	26,660
Lam Research Corp.*	1,860	88,052
Linear Technology Corp.	12,700	401,193
LSI Logic Corp.*	17,425	181,917
Mattson Technology, Inc.*	1,000	9,100
Maxim Integrated Products, Inc.	200	5,880
MEMC Electronic Materials, Inc.*	1,460	88,447
Micrel, Inc.*	4,625	50,967
NVIDIA Corp.*	2,260	65,043
OmniVision Technologies, Inc.*	4,350	56,376
On Semiconductor Corp.*	8,150	72,698
Texas Instruments, Inc.	200	6,020
Varian Semiconductor Equipment Associates., Inc.*	1,890	100,888
Xilinx, Inc.	23,100	594,363

		2,334,536

Software— 1.9%
Aspen Technology, Inc.*	5,850	76,050
BMC Software, Inc.*	7,490	230,617
Cadence Design Systems, Inc.*	4,390	92,453
EPIQ Systems, Inc.*	1,150	23,437
Fair Issac Corp.	100	3,868
Hyperion Solutions Corp.*	1,600	82,928
Magma Design Automation, Inc.*	900	10,764
McAfee, Inc.*	2,800	81,424
Microsoft Corp.	64,300	1,792,041
MicroStrategy, Inc.*	400	50,556
Oracle Corp.*	53,435	968,777
Sybase, Inc.*	7,735	195,541
Synopsys, Inc.*	6,015	157,773

		3,766,229

Specialty Retail— 1.2%
Abercrombie & Fitch Co.	2,600	196,768
Advance Auto Parts, Inc.	2,600	100,230
American Eagle Outfitters Ltd.	2,630	78,874
Barnes & Noble, Inc.	2,025	79,886
Best Buy Co., Inc.	1,000	48,720
Books-A-Million, Inc.	2,200	31,328
Carmax, Inc.*	7,000	171,780
Circuit City Stores, Inc.	2,800	51,884
Coach, Inc.*	6,600	330,330
CSK Auto Corp.*	6,750	116,100
Dick’s Sporting Goods, Inc.*	900	52,434
Home Depot, Inc. (The)	1,700	62,458
Nike, Inc.*	3,600	382,536
OfficeMax, Inc.	1,740	91,768
Payless ShoeSource, Inc.*	4,050	134,460
Sherwin Williams Co.	1,355	89,484
Staples, Inc.	13,200	341,088
Talbots, Inc.	700	16,534
TJX Cos., Inc.	1,100	29,656

		2,406,318

Telephones— 0.0%
Consolidated Communications Holdings, Inc.	2,200	43,758

Textiles, Apparel & Luxury Goods— 0.1%
Jones Apparel Group, Inc.	600	18,438
Kellwood Co.	3,400	99,722
Phillips-Van Heusen Corp.	1,680	98,784

		216,944

Thrifts & Mortgage Finance— 0.6%
Corus Bankshares, Inc.	1,325	22,604
Countrywide Credit Industries, Inc.	14,000	470,960
Fannie Mae	3,000	163,740
Federal Agricultural Mortgage Corp., Class C	4,475	121,720
Freddie Mac	700	41,643
MGIC Investment Corp.	5,000	294,600

		1,115,267

Tobacco— 1.4%
Alliance One Int’l, Inc.*	14,500	133,835
Altria Group, Inc.	24,970	2,192,616

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

United States (continued)
Loews Corp. - Carolina Group	1,325	$100,183
Reynolds American, Inc.	4,830	301,440
UST, Inc.	1,370	79,433

		2,807,507

Trading Companies & Distributors— 0.1%
Grainger (W.W.), Inc.	1,700	131,308
WESCO International, Inc.*	1,340	84,125

		215,433

Wireless Telecommunication Services— 0.2%
Dobson Communications Corp., Class A*	5,575	47,889
Sprint Nextel Corp.	16,300	309,048

		356,937

		101,190,366

Total Common Stocks (Cost $109,186,193)		127,212,295

CORPORATE BONDS (8.4%)
Aerospace & Defense (0.0%)
L-3 Communications Corp., 5.88%, 01/15/15	$15,000	14,569

Automobiles (0.0%)
Ford Motor Credit Co., 7.25%, 10/25/11	20,000	19,438

Banks (1.3%)
Depfa ACS Bank, 5.13%, 03/16/37(c)	280,000	266,591
Glitner Banki HF, 5.80%, 01/21/11(d)(c)	240,000	241,787
HBOS PLC, 5.92%, 09/29/49(c)	200,000	195,970
HBOS Treasury Services NY, 5.25%, 02/21/17(c)	275,000	277,091
Industrial Bank of Korea, 4.00%, 05/19/14(c)	180,000	175,283
Kaupthing Bank, 5.75%, 10/04/11(c)	145,000	146,204
Landsbank Islands HF, 6.10%, 08/25/11(c)	160,000	164,197
Lloyds TSB Group PLC, 6.27%, 11/14/16(d)(c)	200,000	196,553
Mizuho Capital Investment I Ltd., 6.69%, 06/30/46(c)(b)	204,000	207,569
Societe Generale, 5.92%, 12/31/49(c)	155,000	155,000
Standard Chartered PLC, 6.41%, 12/01/47	200,000	197,253
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4, 5.31%, 11/15/48	260,000	257,949
Woori Bank, 5.75%, 03/13/14(c)	160,000	161,312

		2,642,759

Commercial Services & Supplies (0.0%)(e)
Quebecor World Capital Corp., 8.75%, 03/15/16	10,000	10,125

Consumer Finance (0.3%)
Core Invest Grade Trust, 4.64%, 11/30/07	583,696	580,632

Consumer Goods (0.0%)
Constellation Brands, Inc., 7.25%, 09/01/16	15,000	15,188

Diversified Financial Services (0.2%)
Residential Capital Corp., 6.38%, 06/30/10	360,000	359,903

Electric Power (0.5%)
Appalachian Power Co., 5.80%, 10/01/35	110,000	104,275
Dominion Resources, Inc.
5.15%, 07/15/15	120,000	116,837
7.20%, 09/15/14	95,000	104,423
8.13%, 06/15/10	50,000	54,460
ITC Holdings, Corp., 6.38%, 09/30/36(c)	100,000	100,583
MidAmerican Energy Holdings, 6.13%, 04/01/36	170,000	169,633
NRG Energy, Inc., 7.38%, 02/01/16	15,000	15,413
Ohio Power Co. IBC, 6.00%, 06/01/16	80,000	82,957
Pacificorp, 4.30%, 09/15/08	125,000	123,468
Xcel Energy, Inc., 6.50%, 07/01/36	80,000	84,094

		956,143

Electronic Equipment & Instruments (0.0%)(c)
NXP BV, 7.88%, 10/15/14	10,000	10,325

Energy Companies (0.3%)
Chesapeake Energy Corp., 6.50%, 08/15/17	20,000	19,750
Energy Transfer Partners, 6.63%, 10/15/36	50,000	51,147
Enterprise Production Operations
5.00%, 03/01/15	175,000	167,000
6.65%, 10/15/34	50,000	51,214
Kinder Morgan Energy Partners, 6.50%, 02/01/37	130,000	129,644
Oneok Partners Lp, 5.90%, 04/01/12	115,000	118,047

		536,802

Entertainment (0.0%)
WMG Holdings Corp. 0.00%, 12/15/14	10,000	7,650

Gaming (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	30,000	27,900

Health Care Providers & Services (0.0%)
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	45,562
HCA, Inc.(c)
9.25%, 11/15/16	10,000	10,788
9.63%, 11/15/16	10,000	10,800

		67,150

Independent Finance (0.0%)
Credit Suisse USA, Inc., 5.50%, 08/16/11	70,000	71,045

Insurance (0.2%)
American International Group, 6.25%, 03/15/37	105,000	102,199
Stingray Pass Through, 5.90%, 01/12/15(c)	180,000	166,728
XLCapital Ltd., 6.50%, 04/15/49	220,000	213,381

		482,308

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Manufacturing (0.5%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	$30,000	$26,775
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	31,200
Daimler Chrysler NA Holding Corp.
4.75%, 01/15/08	125,000	124,411
5.88%, 03/15/11	550,000	560,540
Georgia-Pacific Corp., 7.70%, 06/15/15	25,000	25,625
Huntsman LLC, 11.50%, 07/15/12	30,000	33,525
Jostens, Inc., 7.63%, 10/01/12	15,000	15,263
Nalco Co., 7.75%, 11/15/11	10,000	10,250
Owens Corning, Inc., 7.00%, 12/01/36(c)	120,000	119,679
Owens-Brockway Glass Container, 8.25%, 05/15/13	20,000	20,850
Polyone Corp., 10.63%, 05/15/10	10,000	10,550
Sealy Mattress Co., 8.25%, 06/15/14	25,000	26,312
WMG Acquisition Corp., 7.38%, 04/15/14	20,000	19,050

		1,024,030

Media (0.0%)
DIRECTV Holdings LLC, 6.38%, 06/15/15	15,000	14,250

Multiline Retail (0.1%)
Wal-Mart Stores Inc., 5.38%, 04/05/17	150,000	149,599

Oil, Gas & Consumable Fuels (0.4%)
Canadian Natural Resources, 6.25%, 03/15/38	65,000	63,596
Gazprom Intl SA, 7.20%, 02/01/20	175,000	184,187
Qatar Petroleum, 5.58%, 05/30/11(c)	220,000	221,138
Ras Laffan, 5.83%, 09/30/16(c)	250,000	252,165

		721,086

Other Financial (3.5%)
American General Finance Corp., 4.50%, 11/15/07	330,000	328,636
Arch Western Finance, 6.75%, 07/01/13	25,000	24,594
Axa SA, 6.47%, 12/31/49(c)	110,000	105,584
Capital One Finance, 7.69%, 08/15/36	100,000	107,292
Citigroup/Deutsche Bank Commerical Mortgage, 5.32%, 12/11/49	520,000	522,564
Corrections Corp. of America, 6.25%, 03/15/13	10,000	10,000
Ford Motor Credit Co., 6.94%, 01/15/10(d)	15,000	14,766
General Motors Acceptance Corp., 6.88%, 08/28/12	25,000	24,899
Goldman Sachs Group, Inc.
5.63%, 01/15/17	105,000	104,002
5.95%, 01/15/27	250,000	242,581
Hartford Financial Service Group, 5.25%, 10/15/11	70,000	70,192
Iirsa Norte Finance Ltd., 8.75%, 05/30/24	105,045	123,427
International Lease Finance Corp., 4.88%, 09/01/10	115,000	114,134
K. Hovnanian Enterprises, 8.63%, 01/15/17	10,000	9,650
Lehman Brothers Holdings, 5.25%, 02/06/12	165,000	164,849
Lehman Brothers Holdings
5.75%, 07/18/11	55,000	56,129
5.75%, 01/03/17	135,000	135,279
Liberty Mutual Group, 7.50%, 08/15/36(c)	105,000	112,178
Lincoln National Corp., 7.00%, 05/17/66	170,000	178,144
Merrill Lynch & Co., 6.22%, 09/15/26	210,000	210,479
Metlife, Inc., 6.40%, 12/15/36	100,000	97,639
Mizuho JGB Investment, 9.87%, 12/31/49(b) (c)	190,000	199,974
Mizuho Preferred Capital, 8.79%, 12/29/49(b) (c)	310,000	322,698
Morgan Stanley
5.45%, 01/09/17	185,000	181,957
5.63%, 01/09/12	100,000	101,314
MUFG Capital Finance I Ltd., 6.35%, 07/25/49(b)	180,000	183,863
Pricoa Global Funding I, 3.90%, 12/15/08(c)	400,000	390,908
Reinsurance Group of America, Inc., 6.75%, 12/15/65	200,000	198,678
Residential Capital Corp., 6.13%, 11/21/08	315,000	314,839
Resona PFD Global Securities, 7.19%, 07/30/15(c)	105,000	110,908
Shinsei Finance, 7.16%, 07/25/16(d)(c)	325,000	334,547
SMFG Preferred Capital, 6.08%, 12/31/49(c)	215,000	215,417
SocGen Real Estate LLC, 7.64%, 12/29/49(b) (c)	90,000	91,013
Suntrust Preferred Capital I, 5.85%, 12/31/49	150,000	152,099
Swiss RE Capital I LP, 6.85%, 05/25/49(c)	300,000	309,919
Travellers Companies Inc, 6.25%, 03/15/67	185,000	182,705
Ukraine Government, 6.88%, 03/04/11	170,000	175,525
United Mexican States, 8.00%, 09/24/22	225,000	277,313
Verizon Global Funding Corp., 5.85%, 09/15/35	85,000	80,383
Washington Mutual, 6.67%, 12/15/16(c)	200,000	196,281
Washington Mutual PFD FDG, 6.63%, 12/31/49(c)	200,000	196,756

		6,974,115

Real Estate Investment Trust (REIT) (0.1%)(c)
Westfield Group, 5.70%, 10/01/16	205,000	207,546

Service Companies (0.4%)
Acco Brands Corp., 7.63%, 08/15/15	25,000	25,000
Allied Waste North America, Inc., 6.13%, 02/15/14	10,000	9,725
Charter Communications LLC, 8.00%, 04/30/12(c)	20,000	20,825
Comcast Corp., 6.50%, 01/15/15	125,000	131,843
CVS Corp., 434.66%, 12/10/28(c)	124,364	125,783

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Service Companies (continued)
Home Depot, Inc., 5.88%, 12/16/36	$125,000	$119,178
Iron Mountain, Inc.
6.63%, 01/01/16	35,000	33,775
7.75%, 01/15/15	10,000	10,200
Service Corporation International, 7.38%, 10/01/14	30,000	31,200
Time Warner, Inc.
5.88%, 11/15/16	125,000	126,041
6.50%, 11/15/36	85,000	84,759
UGS Corp., 10.00%, 06/01/12	25,000	27,344
Viacom, Inc., 6.25%, 04/30/16	80,000	81,100

		826,773

Telephones (0.4%)
AT&T, Inc.
6.80%, 05/15/36	195,000	207,888
7.50%, 05/01/07	150,000	150,225
Consolidated Communications Holdings, 9.75%, 04/01/12	15,000	15,881
Dobson Cellular Systems, 8.38%, 11/01/11	10,000	10,613
Echostar DBS Corp., 7.13%, 02/01/16	45,000	46,462
Qwest Communications International, 8.86%, 02/15/09(d)	20,000	20,200
Qwest Corp., 8.88%, 03/15/12	5,000	5,525
Sprint Nextel Corp, 6.00%, 12/01/16	300,000	295,232
Verizon Communications, Inc., 6.25%, 04/01/37	40,000	39,620

		791,646

Transportation (0.1%)(c)
Nakilat, Inc., 6.07%, 12/31/33	130,000	125,382

Wireless Telecommunication Services (0.1%)
Intelsat Bermuda Ltd., 9.25%, 06/15/16(c)	10,000	11,075
Rogers Wireless, Inc., 6.38%, 03/01/14	120,000	123,000

		134,075

Total Corporate Bonds (Cost $16,834,094)		16,770,439

COMMERCIAL PAPER (9.0%)
Alpine Securitization 5.33%, 04/13/07(f)	1,000,000	998,360
Atlantic Asset Securitization LLC 5.34%, 04/24/07(d)	750,000	747,555
Cafco LLC 5.33%, 05/08/07(f)	1,250,000	1,243,242
Charta, LLC 5.33%, 04/02/07(f)	1,250,000	1,249,817
Clipper Receivables Corp. 5.34%, 04/18/07(f)	1,250,000	1,247,038
CRC Funding LLC 5.32%, 04/18/07(f)	1,250,000	1,246,901
Crown Point Capital Company, LLC 5.34%, 04/20/07(f)	750,000	747,998
Danske Corp. 5.29%, 04/10/07(f)	1,250,000	1,248,369
Edison Asset Securitization LLC 5.29%, 04/04/07(f)	1,000,000	999,700
Fairway Finance Co. 5.32%, 04/05/07(f)	1,250,000	1,249,437
Lexington Parker Capital Company 5.36%, 04/16/07(f)	1,250,000	1,247,433
Scaldis Capital LLC 5.33%, 04/16/07(f)	1,250,000	1,247,400
Sheffield Receivables Corp. 5.34%, 04/23/07(f)	1,000,000	996,890
Ticonderoga Funding LLC 5.35%, 04/26/07(f)	1,250,000	1,245,563
Windmill Funding Corp. 5.33%, 04/02/07(f)	1,250,000	1,250,000
Yorktown Capital 5.33%, 05/09/07(f)	1,000,000	994,453

Total Commercial Paper (Cost $17,958,850)		17,960,156

MORTGAGE-BACKED OBLIGATIONS (15.9%)
Federal Home Loan Mortgage Corporation
5.00%, 11/15/28	587,605	584,919
5.13%, 10/15/08	850,000	852,802
5.85%, 11/01/36	725,613	733,668
6.00%, 02/01/35	201,599	203,350
6.00%, 05/15/36	1,150,000	1,158,625
6.50%, 09/25/33	375,733	379,905
6.50%, 05/15/35	264,360	272,143
6.75%, 03/15/31	375,000	450,028
7.00%, 03/01/35	0	0
7.00%, 06/01/36	0	0
Federal Home Loan Mortgage Corporation TBA
0.00%, 05/01/34	3,720,000	3,792,075
0.00%, 05/01/34	1,805,000	1,743,518
5.50%, 04/15/37	2,655,000	2,626,791
Federal National Mortgage Association
4.75%, 03/12/10	750,000	749,038
5.25%, 09/15/16	990,000	1,007,795
5.60%, 12/01/36	445,345	447,249
6.50%, 10/25/33	352,320	356,343
6.50%, 10/25/33	352,320	356,343
6.50%, 12/25/33	346,446	350,143
6.50%, 12/25/33	291,706	295,154
6.50%, 01/25/34	293,247	296,717
6.50%, 02/01/35	355,526	362,902
6.63%, 11/15/30	30,000	35,363
Pool #842302
7.00%, 09/01/35	249,766	257,669
Pool #839151
7.00%, 11/01/35	833,073	859,430
Pool #863011
7.00%, 11/01/35	298,241	307,677
Pool #844616
7.00%, 12/01/35	789,685	814,670
Pool #256317
7.00%, 07/01/36	589,991	608,600
Pool #745780
7.00%, 08/01/36	278,382	287,189
7.00%, 11/01/36	47,812	49,317
7.00%, 01/01/37	472,549	487,424
Federal National Mortgage Association TBA
0.00%, 04/01/16	3,306,000	3,313,234
0.00%, 05/01/16(d)	2,750,000	2,793,829
0.00%, 03/01/18	30,000	30,070
0.00%, 04/01/31	585,000	603,281
4.50%, 04/15/18	550,000	532,297
4.50%, 05/01/35	600,000	563,437
5.00%, 05/15/37	1,800,000	1,738,688

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Government National Mortgage Association TBA
5.50%, 04/15/37	$815,000	$810,416
6.50%, 04/01/33	650,000	666,656

Total Mortgage-Backed Obligations (Cost $31,698,409)		31,778,755

ASSET-BACKED SECURITIES (7.5%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	425,573	419,279
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	253,273
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	375,720
Capital Auto Receivables Asset Trust, Series 06-1, Class A3, 5.03%, 10/15/09	340,000	339,250
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	509,906
Carmax Auto Owner Trust, Series 05-2, Class A3, 4.21%, 01/15/10	319,038	316,883
Citigroup Commercial Mortgage Trust, Series 06-C4, Class A3, 5.72%, 03/15/49(d)	265,000	272,968
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	520,000	522,438
CNH Equipment Trust, Series 05-B, Class A3, 4.27%, 01/15/10	121,675	120,709
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	590,376	590,837
Countrywide Alternative Loan Trust, Series 06-J5, Class 1A1, 6.50%, 09/25/36	756,876	765,816
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	179,421
Credit Suisse Mortgage Capital Certificates, Series 06-C3, Class A3, 5.83%, 06/15/38	400,000	414,870
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/18/35	270,000	279,912
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	95,313	96,448
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	477,416
First Horizion Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36	510,326	509,807
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.28%, 10/15/10	875,000	876,866
GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09(c)	172,703	171,665
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,169,690
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	360,000	361,037
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	276,046
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 5.79%, 09/25/34(d)	177,257	178,112
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	468,148
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4, 5.16%, 02/15/31	250,000	246,666
LB-UBS Commercial Mortgage Trust, Series 06-C4, Class A4, 5.86%, 06/15/38	190,000	198,150
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	477,253
Merrill Lynch Mortgage Trust, Series 06-C1, Class A4, 5.84%, 05/12/39	120,000	123,225
Morgan Stanley Capital I , Series 07-IQ13, Class A4, 5.36%, 03/15/44	350,000	349,225
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	380,188
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	254,939
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 02/20/44(d)	275,000	276,493
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	246,398
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	66,345	65,672
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	346,239	341,971
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	257,275
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 5.60%, 07/25/32(d)	15,704	15,706
Residential Asset Securities Corp., Series 03-KS5, Class AIIB, 5.64%, 07/25/33(d)	24,394	24,399
Special Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	749,297
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	144,029	141,797
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	163,505	161,667

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

J.P. Morgan NVIT Balanced Fund

Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 5.61%, 07/25/33(d)	$67,555	$67,642
Wachovia Bank Commerical Mortgage Trust, Series 06-C26, Class A3, 6.01%, 06/15/45	265,000	276,821
Wmalt Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6.00%, 07/25/36	333,807	333,563

Total Asset-Backed Securities (Cost $15,078,318)		14,934,864

MUTUAL FUND (3.3%)(d)
AIM Liquid Assets Portfolio	6,617,987	6,617,987

SOVEREIGN BONDS (0.5%)
Federal Republic of Brazil, 12.25%, 03/06/30	45,000	77,512
Republic of Argentina, 5.59%, 08/03/12(d)	205,000	147,292
Republic of Guatemala, 9.25%, 08/01/13	50,000	58,313
Republic of Peru
6.55%, 03/14/37	141,600	146,981
7.35%, 07/21/25	75,000	85,350
Russian Federation, 12.75%, 06/24/28	100,000	181,460
Ukraine Government
6.58%, 11/21/16	210,000	212,205
6.58%, 11/21/16(c)	100,000	101,350

Total Sovereign Bonds (Cost $990,287)		1,010,463

OPTIONS PURCHASED (0.0%)
Federal Funds Call Option, expiring April 2007 (strike price 94.75)	1	21
Federal Funds Call Option, expiring April 2007 (strike price 95.00)	4	41
Federal Funds Put Option, expiring April 2007 (strike price 94.75)	20	417
Federal Funds Put Option, expiring July 2007 (strike price 94.75)	13	271
Federal Funds Put Option, expiring July 2007 (strike price 94.813)	18	3,750

Total Options Purchased (Cost $5,444)		4,500

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (2.4%)
United States (2.4%)
U.S. Treasury Bills 5.03%(f), 08/09/07(d)	40,000	39,302
U.S. Treasury Bonds
4.50%, 02/15/36	95,000	89,567
8.88%, 02/15/19(g)	200,000	273,281
U.S. Treasury Notes
2.42%, 01/15/27	400,000	404,801
3.63%, 06/30/07	25,000	24,911
4.13%, 05/15/15	175,000	169,012
4.25%, 11/30/07	25,000	24,879
4.63%, 02/29/08 – 02/15/17	1,485,000	1,480,782
4.75%, 01/31/12	2,320,000	2,340,209

Total U.S. Government Sponsored & Agency Obligations (Cost $4,795,689)		4,846,744

Total Investments (Cost $203,165,271) (h) — 110.8%		221,136,203

Liabilities in excess of other assets — (10.8)%		(21,614,425)

NET ASSETS — 100.0% $		199,521,778

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.
(e)	Security in default.
(f)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2007.
(g)	Serves as collateral for futures contracts.
(h)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
BM	Bermuda
KY	Cayman Islands
LP	Limited Partnership
NL	Netherlands
TBA	To Be Announced.

See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short

March 31, 2007 (Unaudited)

MORTGAGE-BACKED OBLIGATIONS – SHORT POSITIONS (0.3%)

Federal National Mortgage Association TBA

0.00%, 03/01/18	$30,000	$30,070
0.00%, 04/01/31	550,000	567,188

Total Mortgage-Backed Obligations – Short Positions		597,258

Total Securities Sold Short (Proceeds $596,175) (a) – (0.3%)		$597,258

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
TBA	To Be Announced.

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS (97.5%)
Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	40,200	$1,661,064

		1,661,064

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*(a)	35,900	3,889,765
TD Ameritrade Holding Corp.*	292,800	4,356,864

		8,246,629

Chemicals (1.1%)
Ecolab, Inc.	98,100	4,218,300

		4,218,300

Commercial Services & Supplies (5.2%)
American Reprographics Co.*(a)	154,100	4,744,739
Corporate Executive Board Co.(a)	67,700	5,142,492
Dun & Bradstreet Corp.	59,500	5,426,400
Stericycle, Inc.*	56,600	4,612,900

		19,926,531

Communications Equipment (3.3%)
Comverse Technology, Inc.*	210,600	4,496,310
F5 Networks, Inc.*	69,800	4,654,264
NeuStar, Inc.*(a)	122,100	3,472,524

		12,623,098

Computers & Peripherals (3.1%)
Logitech International*(a)	155,000	4,313,650
Network Appliance, Inc.*	206,800	7,552,336

		11,865,986

Construction Materials (1.2%)(a)
Headwaters, Inc.*	211,300	4,616,905

		4,616,905

Containers & Packaging (1.5%)
Ball Corp.	127,000	5,822,950

		5,822,950

Diversified Financial Services (3.4%)
Chicago Mercantile Exchange Holdings, Inc.	6,800	3,620,728
GFI Group, Inc.*(a)	83,700	5,689,089
IntercontinentalExchange, Inc.*	29,360	3,588,086

		12,897,903

Electronic Equipment & Instruments (1.2%)(a)
FLIR Systems, Inc.*	133,000	4,744,110

		4,744,110

Energy Equipment & Services (3.3%)
Patterson-UTI Energy, Inc.	190,800	4,281,552
Tetra Technologies, Inc.*(a)	339,900	8,398,929

		12,680,481

Health Care Equipment & Supplies (7.2%)
Intuitive Surgical, Inc.*(a)	40,800	4,960,056
ResMed, Inc.*(a)	168,500	8,487,345
St. Jude Medical, Inc.*	114,000	4,287,540
Varian Medical Systems, Inc.*	101,100	4,821,459
Ventana Medical Systems, Inc.*	120,300	5,040,570

		27,596,970

Health Care Providers & Services (5.3%)
Express Scripts, Inc., Class A*	144,900	11,696,328
Patterson Cos., Inc.*	126,700	4,496,583
VCA Antech, Inc.*	118,700	4,309,997

		20,502,908

Hotels, Restaurants & Leisure (2.6%)
Panera Bread Co.*(a)	68,200	4,027,892
Penn National Casinos & Gambling, Inc.*	86,100	3,652,362
Shuffle Master, Inc.*(a)	116,900	2,133,425

		9,813,679

Household Durables (3.4%)
D. R. Horton, Inc.	112,933	2,484,526
Harman International Industries, Inc.	59,900	5,755,192
Jarden Corp.*	126,650	4,850,695

		13,090,413

Insurance (3.0%)
Brown & Brown, Inc.	196,000	5,295,920
W.R. Berkley Corp.	186,700	6,183,504

		11,479,424

Internet Software & Services (3.2%)(a)
Akamai Technologies, Inc.*	58,400	2,915,328
Dealertrack Holdings, Inc.*	169,400	5,203,968
Digital River, Inc.*	75,900	4,193,475

		12,312,771

IT Services (4.0%)
Alliance Data Systems Corp.*	114,400	7,049,328
Cognizant Technology Solutions Corp.*	44,600	3,936,842
Heartland Payment Systems, Inc.(a)	187,800	4,439,592

		15,425,762

Leisure Equipment & Products (1.4%)(a)
Pool Corp.	147,600	5,284,080

		5,284,080

Life Sciences Tools & Services (3.2%)
Thermo Fisher Scientific, Inc.*	140,000	6,545,000
Waters Corp.*	101,700	5,898,600

		12,443,600

Machinery (4.3%)
Actuant Corp.(a)	96,400	4,893,264
Graco, Inc.	88,600	3,469,576
Harsco Corp.(a)	91,800	4,118,148
Oshkosh Truck Corp.	79,400	4,208,200

		16,689,188

Marine (0.9%)
American Commercial Lines, Inc.*	103,727	3,262,214

		3,262,214

Oil, Gas & Consumable Fuels (5.1%)
EOG Resources, Inc.	74,800	5,336,232
World Fuel Services Corp.(a)	116,800	5,403,168
XTO Energy, Inc.	164,230	9,001,446

		19,740,846

Personal Products (1.3%)
Bare Escentuals, Inc.*	142,500	5,111,475

		5,111,475

Pharmaceuticals (1.4%)
Barr Pharmaceuticals, Inc.*	119,500	5,538,825

		5,538,825

Road & Rail (1.1%)
J.B. Hunt Transport Services, Inc.	164,800	4,324,352

		4,324,352

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Mid Cap Growth Fund

Semiconductors & Semiconductor Equipment (6.5%)
Diodes, Inc.*(a)	100,715	$3,509,918
Marvell Technology Group Ltd.*	239,400	4,024,314
MEMC Electronic Materials, Inc.*	131,500	7,966,270
Microchip Technology, Inc.	135,800	4,824,974
Tessera Technologies, Inc.*	116,901	4,645,645

		24,971,121

Software (4.5%)
Amdocs Ltd.*	110,200	4,020,096
FactSet Research Systems, Inc.(a)	82,850	5,207,123
Intuit, Inc.*	117,700	3,220,272
MICROS Systems, Inc.*(a)	87,600	4,729,524

		17,177,015

Specialty Retail (6.8%)
Abercrombie & Fitch Co.	67,600	5,115,968
Coach, Inc.*	130,600	6,536,530
J Crew Group, Inc.*(a)	95,690	3,843,867
Office Depot, Inc.*	197,700	6,947,178
Williams Sonoma, Inc.	103,800	3,680,748

		26,124,291

Textiles, Apparel & Luxury Goods (2.5%)(a)
Gildan Activewear, Inc., Class A*	76,700	4,513,795
Iconix Brand Group, Inc.*	243,300	4,963,320

		9,477,115

Trading Companies & Distributors (0.8%)(a)
Beacon Roofing Supply, Inc.*	193,200	3,125,976

		3,125,976

Wireless Telecommunication Services (3.2%)
Millicom International Cellular S.A.*(a)	56,600	4,435,176
NII Holdings, Inc.*	105,900	7,855,662

		12,290,838

Total Common Stocks (Cost $323,746,711)		375,086,820

REPURCHASE AGREEMENTS (3.1%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $11,913,463, collateralized by various U.S. Government Agency Mortgages with a market value of $12,146,408	$11,908,243	11,908,243

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (26.1%)
American Express Credit Corp. Medium Term Note, 5.32%, 06/12/07	1,000,000	1,000,000
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $41,432,941 collateralized by U.S. Government Agency Mortgages with market value of $42,242,415	41,414,132	41,414,132
Bear Stearns, Master Note, 5.38%, 09/28/07	6,000,000	6,000,000
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	10,000,000	10,000,000
Mizuho Corporate Bank Ltd. Eurodollar Cd, 5.35%, 04/02/07	6,915,724	6,915,724
Morgan Stanley, Master Note, 5.62%, 04/30/08	5,000,000	5,000,000
Northern Rock Plc Medium Term Note, 5.43%, 03/24/08	14,000,000	14,000,000
Protective Life Insurance Co. Funding Agreement, 5.48%, 04/30/08	10,000,000	10,000,000
Wachovia Bank N.A., Bank Note
5.36%, 02/23/09	3,000,000	3,000,000
5.37%, 10/02/08	3,000,000	3,000,000

Total Securities Held As Collateral For Securities On Loan (Cost $100,329,856)		100,329,856

Total Investments (Cost $435,984,810) (b) — 126.7%		487,324,919

Liabilities in excess of other assets — (26.7)%		(102,549,988)

NET ASSETS — 100.0%		$384,774,931

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Van Kampen NVIT Comstock Value Fund

	Shares	Value
COMMON STOCKS (93.5%)
Aerospace & Defense (0.1%)
L-3 Communications Holdings, Inc.	3,600	$314,892

Airline (0.4%)
Southwest Airlines	98,300	1,445,010

Beverages (3.5%)
Anheuser-Busch Cos., Inc.	56,650	2,858,559
Coca-Cola Co.	244,600	11,740,800

		14,599,359

Capital Markets (2.5%)
Bank of New York Co., Inc.	139,600	5,660,780
Gilead Sciences, Inc.	57,000	4,655,190

		10,315,970

Chemicals (3.2%)
E.I. du Pont de Nemours & Co.	202,800	10,024,404
Rohm & Haas Co.	59,100	3,056,652

		13,081,056

Commercial Banks (5.6%)
Barclays PLC ADR - GB(a)	12,700	723,138
PNC Bank Corp.	46,500	3,346,605
SunTrust Banks, Inc.	14,600	1,212,384
U.S. Bancorp	56,200	1,965,314
Wachovia Corp.	190,205	10,470,785
Wells Fargo & Co.	158,000	5,439,940

		23,158,166

Commercial Services & Supplies (0.4%)
Western Union Co.	68,600	1,505,770

Communications Equipment (0.6%)
Cisco Systems, Inc.*	42,500	1,085,025
Telefonaktiebolaget LM Ericsson Sponsored ADR - SE	35,800	1,327,822

		2,412,847

Computers & Peripherals (2.3%)
Dell, Inc.*	195,200	4,530,592
Hewlett-Packard Co.	45,400	1,822,356
International Business Machines Corp.	34,400	3,242,544

		9,595,492

Diversified Financial Services (8.0%)
Bank of America Corp.	229,734	11,721,029
Citigroup, Inc.	316,200	16,233,708
J.P. Morgan Chase & Co.	105,400	5,099,252

		33,053,989

Diversified Telecommunication Services (4.5%)
AT&T, Inc.	182,900	7,211,747
Verizon Communications, Inc.	298,510	11,319,499

		18,531,246

Electric Utility (0.2%)
American Electric Power Co., Inc.	20,840	1,015,950

Electronic Equipment & Instruments (0.2%)
Cognex Corp.(a)	15,300	331,551
Flextronics International Ltd.*	36,800	402,592

		734,143

Food & Staples Retailing (3.8%)
CVS/Caremark Corp.	166,100	5,670,654
Wal-Mart Stores, Inc.	213,000	10,000,350

		15,671,004

Food Products (5.1%)
Cadbury Schweppes PLC ADR - GB	146,300	7,515,431
Kraft Foods, Inc.(a)	148,500	4,701,510
Unilever NV	295,400	8,631,588

		20,848,529

Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	205,900	2,993,786

Health Care Providers & Services (1.1%)
Cardinal Health, Inc.	64,100	4,676,095

Household Products (2.1%)
Kimberly-Clark Corp.	126,400	8,657,136

Independent Power Producers & Energy Traders (0.0%)
Dynergy, Inc., Class A*	1,004	9,297

Industrial Conglomerate (1.1%)
General Electric Co.	131,000	4,632,160

Insurance (6.5%)
AFLAC, Inc.	47,000	2,211,820
American International Group, Inc.	58,600	3,939,092
Berkshire Hathaway, Inc., Class B*	470	1,710,800
Chubb Corp. (The)	155,580	8,038,819
Genworth Financial, Inc.	38,500	1,345,190
Hartford Financial Services Group, Inc. (The)	17,300	1,653,534
MetLife, Inc.	48,400	3,056,460
Torchmark Corp.	30,600	2,007,054
Travelers Cos., Inc. (The)	54,900	2,842,173

		26,804,942

Internet & Catalog Retail (1.1%)
Liberty Media Holding Corp. - Interactive*	191,174	4,553,765

IT Services (0.3%)
First Data Corp.	46,300	1,245,470

Media (9.9%)
Clear Channel Communications, Inc.	63,799	2,235,517
Comcast Corp.*	343,700	8,919,015
Gannett Co.	31,900	1,795,651
Liberty Media Holding Corp. - Capital, Series A*	42,815	4,734,800
News Corp., Class B(a)	178,000	4,355,660
Time Warner, Inc.	473,100	9,329,532
Viacom, Inc., Class B*	222,500	9,146,975
Walt Disney Co. (The)	10,700	368,401

		40,885,551

Metals & Mining (2.2%)
Alcoa, Inc.	263,300	8,925,870

Paper & Forest Products (3.2%)
International Paper Co.	361,436	13,156,270

Pharmaceuticals (17.1%)
Abbott Laboratories	112,300	6,266,340
Bristol-Myers Squibb Co.	400,600	11,120,656
Eli Lilly & Co.	172,600	9,270,346
GlaxoSmithKline PLC ADR - GB	167,000	9,228,420
Pfizer, Inc.	277,300	7,004,598
Roche Holding AG ADR - CH	71,300	6,278,464
Sanofi-Aventis ADR - FR	65,700	2,858,607
Schering-Plough Corp.	312,100	7,961,671
Wyeth	206,900	10,351,207

		70,340,309

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	157,500	$3,012,975
KLA-Tencor Corp.	23,600	1,258,352
Texas Instruments, Inc.	68,900	2,073,890

		6,345,217

Software (1.0%)
McAfee, Inc.*	67,100	1,951,268
Microsoft Corp.	80,300	2,237,961

		4,189,229

Specialty Retail (0.8%)
Home Depot, Inc. (The)	38,800	1,425,512
Lowe’s Cos., Inc.	59,600	1,876,804

		3,302,316

Thrifts & Mortgage Finance (2.4%)
Fannie Mae	33,150	1,809,327
Freddie Mac	134,580	8,006,164

		9,815,491

Tobacco (1.7%)
Altria Group, Inc.	81,950	7,196,030

Wireless Telecommunication Services (0.4%)
Sprint Corp.	85,900	1,628,664

Total Common Stocks (Cost $346,593,091)		385,641,021

	Principal Amount	Value
REPURCHASE AGREEMENTS (5.9%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $24,182,019, collateralized by U.S. Government Agency Mortgages with a market value of $24,654,852	$24,171,424	24,171,424

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.5%)
Banc of America Securities LLC, Repurchase Agreement, 5.45%, 04/02/07, repurchase price $8,248,527, collateralized by U.S. Government Agency Mortgages, with a market value of $8,409,678	8,244,782	8,244,782
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	2,000,000	2,000,000

Total Securities Held As Collateral For Securities On Loan (Cost $10,244,782)		10,244,782

Total Investments (Cost $381,009,297) (b) — 101.9%		420,057,227

Liabilities in excess of other assets — (1.9)%		(7,758,956)

NET ASSETS — 100.0%		$412,298,271

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
CH	Switzerland
FR	France
GB	United Kingdom
SE	Sweden

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

	Shares or Principal Amount	Value
COMMON STOCKS (0.1%)
Chemicals (0.1%)(a) (b)
General Chemical Industrial Products, Inc.*	143	$206,043

Consumer Goods (0.0%)(a) (b) (c)
Membership Units	185	2

Containers & Packaging (0.0%)(b) (c)
Pliant Corp.*	1	0
Russell Stanley Holdings, Inc.*(a) (e)	4,000	0

		0

Media (0.0%)
Virgin Media, Inc.	5,650	142,662

Total Common Stocks (Cost $788,521)		348,707

CORPORATE BONDS (94.1%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	$800,000	804,000
DRS Technologies, Inc., 6.63%, 02/01/16	725,000	735,875
Hawker Beechcraft Acq Co.(f)
8.88%, 04/01/15(c)	825,000	854,906
9.75%, 04/01/17(b)	325,000	340,437
L-3 Communications Corp.
6.13%, 01/15/14	1,425,000	1,407,187
5.88%, 01/15/15	300,000	292,875
6.38%, 10/15/15	375,000	373,594
Transdigm Inc., 7.75%, 07/15/14(c) (f)	225,000	233,438

		5,042,312

Auto Components (0.6%)
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	550,000	463,375
Tenneco Automotive, Inc., 8.63%, 11/15/14	300,000	314,250
TRW Automotive, Inc., 9.38%, 02/15/13	750	810
United Components, Inc., 9.38%, 06/15/13	875,000	910,000

		1,688,435

Automobiles (3.5%)
Ford Motor Co., 7.45%, 07/16/31	1,050,000	817,688
Ford Motor Credit Co.
9.88%, 08/10/11	425,000	450,473
7.25%, 10/25/11	975,000	948,506
Ford Motor Credit Company
8.11%, 01/13/12(g)	1,350,000	1,321,206
8.00%, 12/15/16	775,000	746,967
General Motors Acceptance Corp.
6.88%, 09/15/11	1,575,000	1,578,016
8.00%, 11/01/31	1,625,000	1,747,088
General Motors Corp.
7.13%, 07/15/13	450,000	421,875
7.40%, 09/01/25	850,000	697,000
8.38%, 07/15/33	725,000	654,313

		9,383,132

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Building Products (1.3%)
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	$375,000	$383,437
Goodman Global Holdings
8.36%, 06/15/12(g)	250,000	252,500
7.88%, 12/15/12	275,000	277,750
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	517,500
Norcraft Holdings LP 0.00%, 09/01/12(h)	600,000	543,000
Nortek Holdings, Inc.
0.00%, 03/01/14(h)	300,000	219,000
8.50%, 09/01/14	350,000	342,125
Panolam Industries International, Inc., 10.75%, 10/01/13(c) (f)	825,000	891,000
Texas Industries Inc, 7.25%, 07/15/13	150,000	155,250

		3,581,562

Chemicals (5.5%)
Chemtura Corp., 6.88%, 06/01/16	675,000	656,437
Compass Minerals Intl.(h)
0.00%, 12/15/12	500,000	505,000
0.00%, 06/01/13	1,050,000	1,026,375
Crystal US Holdings
9.63%, 06/15/14	701,000	799,785
0.00%, 10/01/14(h)	1,689,000	1,577,104
Hexion Specialty Chemicals, 9.75%, 11/15/14(c) (f)	1,250,000	1,317,187
Invista, 9.25%, 05/01/12(b) (f)	950,000	1,016,500
Lyondell Chemical Co.
10.88%, 05/01/09	450,000	454,500
8.25%, 09/15/16	1,400,000	1,505,000
Mosaic Corp.(c) (f)
7.38%, 12/01/14	225,000	235,688
7.63%, 12/01/16	525,000	556,500
Nalco Co.
8.88%, 11/15/13	1,100,000	1,174,250
0.00%, 02/01/14(h)	481,000	425,685
Nell AF SARL, 8.38%, 08/15/15(c) (f)	1,250,000	1,309,375
PQ Corp., 7.50%, 02/15/13	625,000	634,375
Terra Capital Inc, 7.00%, 02/01/17(c) (f)	800,000	800,000
Union Carbide Corp.
7.88%, 04/01/23	225,000	247,839
7.50%, 06/01/25	350,000	376,995

		14,618,595

Construction & Engineering (0.3%)
Case New Holland, Inc., 9.25%, 08/01/11	675,000	712,125

Construction Materials (0.0%)(b) (d) (e)
Clark Material Handling, Inc. 0.00%, 11/15/06	100,000	0

Consumer Goods (4.0%)
AAC Group Holding Corp.
0.00%, 10/01/12(h)	950,000	857,375
12.75%, 10/01/12	337,546	381,427
American Achievement Corp., 8.25%, 04/01/12	250,000	256,250
American Greetings, 7.38%, 06/01/16	725,000	751,281

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

Consumer Goods (continued)
Church & Dwight Co., 6.00%, 12/15/12	$900,000	$882,000
Constellation Brands, Inc., 7.25%, 09/01/16	375,000	381,563
Diamond Brands, Inc. 0.00%, 04/15/09(d) (e) (g)	50,000	0
Jarden Corp., 7.50%, 05/01/17	1,325,000	1,344,875
Jostens Holding Corp. 0.00%, 12/01/13(h)	1,675,000	1,557,750
Leiner Health Products, 11.00%, 06/01/12	500,000	500,000
Playtex Products, Inc., 9.38%, 06/01/11	1,300,000	1,350,375
Spectrum Brands, Inc., 7.38%, 02/01/15	615,000	495,075
True Temper Sports, Inc., 8.38%, 09/15/11	1,100,000	984,500
Visant Holding Corp., 8.75%, 12/01/13	900,000	942,750

		10,685,221

Containers & Packaging (2.2%)
Ball Corp., 6.63%, 03/15/18	1,025,000	1,021,156
Berry Plastics Corp., 8.88%, 09/15/14	1,025,000	1,053,188
Crown Americas, 7.75%, 11/15/15	1,100,000	1,149,500
Graphic Packaging International, 9.50%, 08/15/13	1,150,000	1,229,062
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	796,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	303,000
Plastipak Holdings, Inc., 8.50%, 12/15/15(c) (d)	350,000	372,750
Russell Stanley Holdings, Inc., 9.00%, 11/30/08(b) (f) (g)	14,589	677

		5,925,333

Diversified Financial Services (3.2%)(f)
Dow Jones CDX, 8.13%, 06/29/11(c)	5,850,000	6,091,312
Trains HY-1-2006, 7.63%, 05/01/16(g)(b)	2,487,750	2,533,719

		8,625,031

Electric Power (0.5%)
NRG Energy, Inc., 7.38%, 02/01/16	1,375,000	1,416,250

Electric Utilities (3.5%)
CMS Energy Corp., 7.50%, 01/15/09	600,000	618,750
Edison Mission Energy
7.73%, 06/15/09	1,200,000	1,248,000
7.75%, 06/15/16	1,050,000	1,099,875
FPL Energy National Wind, 6.13%, 03/25/19(c) (f)	306,649	299,432
Nevada Power Co.
6.50%, 04/15/12	75,000	78,400
9.00%, 08/15/13	909,000	985,277
5.88%, 01/15/15	350,000	354,646
Nevada Power Corp., 6.50%, 05/15/18	625,000	655,734
Northwestern Corp., 5.88%, 11/01/14	200,000	197,589
NRG Energy Inc., 7.38%, 01/15/17	550,000	565,812
NRG Energy, Inc., 7.25%, 02/01/14	375,000	385,313
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,233,281
Sierra Pacific Resources, 6.75%, 08/15/17	650,000	666,771
TECO Energy, Inc., 6.75%, 05/01/15	225,000	237,656
TXU Corp., 5.55%, 11/15/14	650,000	578,941

		9,205,477

Energy Companies (2.4%)
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	393,750
6.88%, 01/15/16	525,000	534,187
6.88%, 11/15/20	875,000	875,000
El Paso Production Holdings, 7.75%, 06/01/13	950,000	997,500
Hilcorp Energy(c) (f)
7.75%, 11/01/15	550,000	543,125
9.00%, 06/01/16	475,000	505,875
Pioneer Natural Resources, 6.88%, 05/01/18	850,000	839,687
Plains Exploration, Inc., 7.00%, 03/15/17	375,000	378,750
Range Resources Corp.
7.38%, 07/15/13	250,000	256,563
6.38%, 03/15/15	450,000	445,500
7.50%, 05/15/16	550,000	569,250

		6,339,187

Energy Equipment & Services (0.8%)
Basic Energy Services, 7.13%, 04/15/16	825,000	808,500
Cie General De Geophysique
7.50%, 05/15/15	100,000	103,500
7.75%, 05/15/17	400,000	419,000
Complete Production Services, Inc., 8.00%, 12/15/16(c) (f)	500,000	515,000
Grant Prideco, Inc., 6.13%, 08/15/15	200,000	199,500

		2,045,500

Entertainment (1.2%)
Cinemark, Inc. 0.00%, 03/15/14(h)	1,525,000	1,403,000
Hard Rock Park Operation, 10.12%, 04/01/12(c) (f)	575,000	580,750
Universal City Development, 11.75%, 04/01/10	950,000	1,010,562
Universal City Florida Holding Co., 10.11%, 05/01/10(g)	250,000	259,063

		3,253,375

Environmental (1.0%)
Allied Waste North America
9.25%, 09/01/12	300,000	318,000
7.13%, 05/15/16	1,650,000	1,687,125
6.88%, 06/01/17	275,000	277,063
Clean Harbors, Inc., 11.25%, 07/15/12	341,000	381,088

		2,663,276

Food & Staples Retailing (0.0%)(b) (d) (e)
Jitney-Jungle Stores of America, Inc. 0.00%, 09/15/07	100,000	0

Food Products (4.6%)
ASG Consolidated LLC 0.00%, 11/01/11(h)	1,675,000	1,524,250
B&G Foods, Inc., 8.00%, 10/01/11	800,000	814,000
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	662,933
Cott Beverages, Inc., 8.00%, 12/15/11	900,000	922,500

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

Food Products (continued)
Dean Foods Co., 7.00%, 06/01/16	$1,175,000	$1,185,281
Del Monte Corp., 6.75%, 02/15/15	1,425,000	1,416,094
Eurofresh, Inc., 11.50%, 01/15/13(c) (f)	775,000	763,375
Michael Foods, 8.00%, 11/15/13	1,025,000	1,045,500
Nutro Products, Inc., 10.75%, 04/15/14(c) (f)	700,000	759,500
Pierre Foods, Inc., 9.88%, 07/15/12	800,000	832,000
Pinnacle Foods Llc(c) (f)
9.25%, 04/01/15	650,000	641,875
10.63%, 04/01/17	650,000	642,688
Reddy Ice Group 0.00%, 11/01/12(h)	1,025,000	937,875
Smithfield Foods, Inc., 7.75%, 05/15/13	200,000	207,500

		12,355,371

Gaming (5.4%)
155 East Tropicana LLC, 8.75%, 04/01/12	700,000	666,750
Boyd Casinos & Gambling Corp., 7.75%, 12/15/12	475,000	492,813
Galaxy Entertainment, 9.88%, 12/15/12(c) (f)	900,000	987,750
Global Cash Access LLC, 8.75%, 03/15/12	503,000	529,408
Great Canadian Gaming Co., 7.25%, 02/15/15(c) (f)	225,000	227,531
Herbst Casinos & Gambling, Inc., 7.00%, 11/15/14	800,000	776,000
Jacobs Entertainment, Inc., 9.75%, 06/15/14	900,000	924,750
Mandalay Resort Group
10.25%, 08/01/07	1,150,000	1,170,125
9.50%, 08/01/08	250,000	262,188
MGM Grand, Inc.
9.75%, 06/01/07	925,000	934,250
8.38%, 02/01/11	700,000	740,250
MGM Mirage, Inc.
6.00%, 10/01/09	500,000	503,125
5.88%, 02/27/14	550,000	514,250
MTR Casinos & Gambling Group, Inc., 9.75%, 04/01/10	800,000	838,000
Mtr Gaming Group, Inc., 9.00%, 06/01/12	425,000	444,125
Park Place Entertainment Corp., 8.13%, 05/15/11	650,000	691,437
Penn National Casinos & Gambling, Inc., 6.75%, 03/01/15	925,000	901,875
San Pasqual Casino, 8.00%, 09/15/13(c) (f)	600,000	620,250
Station Casinos, Inc., 7.75%, 08/15/16	525,000	541,406
Tunica-Biloxi Casinos & Gambling Authority, 9.00%, 11/15/15(c) (f)	625,000	667,187
Wynn Las Vegas LLC, 6.63%, 12/01/14	800,000	796,000

		14,229,470

Gas Utilities (5.2%)
Amerigas Partners LP, 7.13%, 05/20/16	1,075,000	1,083,062
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,609,500
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,320,000
Inergy LP, 6.88%, 12/15/14	850,000	841,500
Pacific Energy Partners
7.13%, 06/15/14	700,000	731,814
6.25%, 09/15/15	150,000	150,237
Regency Energy Partners, 8.38%, 12/15/13(c) (f)	850,000	871,250
Semco Energy, Inc., 7.13%, 05/15/08	500,000	506,380
Southern Star Central Corp., 6.75%, 03/01/16	625,000	628,125
Tennessee Gas Pipeline, Inc.
7.50%, 04/01/17	200,000	224,098
8.38%, 06/15/32	1,675,000	2,072,052
Transcontinental Gas Pipeline Corp.
8.88%, 07/15/12	350,000	399,875
6.40%, 04/15/16	500,000	518,125
Williams Cos., Inc. (The)
7.63%, 07/15/19	1,125,000	1,229,062
7.88%, 09/01/21	1,425,000	1,574,625

		13,759,705

Health Care Equipment & Supplies (0.4%)
Accellent, Inc., 10.50%, 12/01/13	700,000	728,000
Advanced Medical Optics, 7.50%, 05/01/17(c) (f)	225,000	227,813

		955,813

Health Care Providers & Services (7.5%)
AmeriPath, Inc.
10.50%, 04/01/13	1,375,000	1,478,125
10.64%, 02/15/14(g)(c) (f)	575,000	577,875
AMR Holding Co./Emcare H, 10.00%, 02/15/15	550,000	607,750
Aramark Corp.(c) (f)
8.50%, 02/01/15	550,000	574,750
8.86%, 02/01/15(g)	750,000	774,375
CDRV Investors, Inc. 0.00%, 01/01/15(h)	2,425,000	2,097,625
Concentra Operating Corp., 9.50%, 08/15/10	625,000	662,500
CRC Health Corp., 10.75%, 02/01/16	875,000	962,500
HCA, Inc.
6.38%, 01/15/15	1,300,000	1,113,125
9.25%, 11/15/16(b) (f)	1,650,000	1,784,063
9.63%, 11/15/16(b) (f)	2,175,000	2,354,437
7.50%, 11/06/33	900,000	771,750
National Mentor Hldgs., 11.25%, 07/01/14	850,000	932,875
Omnicare, Inc., 6.88%, 12/15/15	775,000	785,656
Psychiatric Solutions, Inc., 7.75%, 07/15/15	875,000	892,500
Vanguard Health Holdings, 9.00%, 10/01/14	750,000	763,125
Ventas Realty LP
6.63%, 10/15/14	1,050,000	1,076,250
7.13%, 06/01/15	325,000	342,063
6.75%, 04/01/17	500,000	520,000
VWR International, Inc., 8.00%, 04/15/14	750,000	785,625

		19,856,969

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

Health Care Technology (0.5%)
Bio Rad Laboratories, Inc., 6.13%, 12/15/14	$525,000	$511,875
Fisher Scientific International, Inc., 6.13%, 07/01/15	800,000	802,970

		1,314,845

Hotels, Restaurants & Leisure (2.0%)
Dave & Buster’s, Inc., 11.25%, 03/15/14	350,000	358,750
EL Pollo Loco, Inc., 11.75%, 11/15/13	400,000	442,000
Host Marriott LP
7.13%, 11/01/13	450,000	462,375
6.88%, 11/01/14	400,000	408,000
6.38%, 03/15/15	450,000	448,875
6.75%, 06/01/16	375,000	379,687
Landry’s Seafood Restaurants, Inc., 7.50%, 12/15/14	625,000	618,750
Royal Caribbean Cruises
7.00%, 06/15/13	550,000	571,073
7.25%, 06/15/16	300,000	309,545
Seminole Hard Rock Ent., 7.85%, 03/15/14(c) (f)	550,000	563,750
Starwood Hotels & Resort, 7.88%, 05/01/12	450,000	484,099
Station Casinos, Inc., 6.00%, 04/01/12	200,000	194,750

		5,241,654

Industrial Conglomerates (5.4%)
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,300,000	1,303,250
American Tire Distributor, 10.75%, 04/01/13	525,000	530,250
Baker & Taylor, Inc., 11.50%, 07/01/13(c) (f)	1,000,000	1,045,000
Belden Cdt, Inc., 7.00%, 03/15/17(c) (f)	375,000	384,383
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	551,250
Education Management Llc, 10.25%, 06/01/16	1,225,000	1,335,250
Esco Corp(c) (f)
8.63%, 12/15/13	225,000	239,625
9.23%, 12/15/13(g)	250,000	261,250
Hawk Corp., 8.75%, 11/01/14	625,000	635,938
Interline Brands Inc, 8.13%, 06/15/14	700,000	726,250
Knowledge Learning Corp., 7.75%, 02/01/15(c) (f)	1,400,000	1,382,500
Mobile Services Group, Inc., 9.75%, 08/01/14(c) (f)	600,000	637,500
Norcross Safety Products, 9.88%, 08/15/11	750,000	798,750
Rental Services Corp., 9.50%, 12/01/14(c) (f)	750,000	802,500
Safety Products Holdings, 11.75%, 01/01/12	961,897	1,029,230
Sensus Metering Systems, 8.63%, 12/15/13	575,000	585,063
Stanadyne Corp., 10.00%, 08/15/14	700,000	724,500
Stanadyne Holdings, Inc. 0.00%, 02/15/15(h)	450,000	348,750
Superior Essex Communications, 9.00%, 04/15/12	725,000	752,187
Valmont Industries, Inc., 6.88%, 05/01/14	300,000	302,625

		14,376,051

Machinery (0.2%)
Baldor Electic Co., 8.63%, 02/15/17	600,000	637,500

Manufacturing (1.3%)
Jostens, Inc., 7.63%, 10/01/12	1,400,000	1,431,500
K&F Acquisition, Inc., 7.75%, 11/15/14	500,000	533,750
Koppers, Inc., 9.88%, 10/15/13	715,000	779,350
Owens-Brockway Glass Container, 8.25%, 05/15/13	150,000	157,125
Sealy Mattress Co., 8.25%, 06/15/14	450,000	475,875

		3,377,600

Media (11.8%)
Advanstar Communications, Inc.
10.75%, 08/15/10	200,000	217,500
12.00%, 02/15/11	650,000	680,875
15.00%, 10/15/11	425,000	446,250
Affinity Group Holding, 10.88%, 02/15/12	824,904	837,278
Affinity Group, Inc., 9.00%, 02/15/12	425,000	438,813
Cablevision Systems Corp.
7.88%, 12/15/07	375,000	380,156
8.13%, 07/15/09	250,000	260,000
CBD Media Finance, Inc., 8.63%, 06/01/11	125,000	129,063
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,236,687
CCH I LLC, 11.00%, 10/01/15	445,000	463,913
CCH II LLC, 10.25%, 10/01/13	300,000	329,250
Charter Communications, 10.25%, 09/15/10	1,675,000	1,775,500
CSC Holdings, Inc., 7.25%, 07/15/08	325,000	331,094
Dex Media East LLC, 12.13%, 11/15/12	325,000	356,281
Dex Media West/Finance Series B, 9.88%, 08/15/13	1,591,000	1,744,134
DIRECTV Holdings LLC
8.38%, 03/15/13	844,000	893,585
6.38%, 06/15/15	400,000	382,000
Echostar DBS Corp.
5.75%, 10/01/08	1,250,000	1,254,687
6.63%, 10/01/14	650,000	655,687
Idearc, Inc., 8.00%, 11/15/16(c) (f)	1,175,000	1,214,656
Intelsat Bermuda, 11.25%, 06/15/16(c) (f)	2,250,000	2,565,000
Intelsat Bermuda Ltd., 8.87%, 01/15/15(g)(f)	300,000	307,500
Intelsat Intermediate 0.00%, 02/01/15(h)	1,925,000	1,607,375
Intelsat Sub Holdings Co. Ltd., 8.63%, 01/15/15	575,000	618,125
Kabel Deutschland GMBH, 10.63%, 07/01/14	1,575,000	1,764,000
Lamar Media Corp.
7.25%, 01/01/13	550,000	559,625
6.63%, 08/15/15	125,000	122,500
6.63%, 08/15/15	750,000	735,000

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

Media (continued)
Medimedia Usa, Inc., 11.38%, 11/15/14(b) (f)	$300,000	$316,875
PanAmSat Corp., 9.00%, 08/15/14	453,000	492,637
Quebecor Media, 7.75%, 03/15/16	525,000	542,062
R.H. Donnelley Corp., 10.88%, 12/15/12	575,000	623,875
Rainbow National Services LLC, 10.38%, 09/01/14(c) (f)	725,000	814,719
Reader’s Digest Assoc., 9.00%, 02/15/17(c) (f)	550,000	532,125
RH Donnelley
6.88%, 01/15/13	400,000	391,000
6.88%, 01/15/13	750,000	733,125
8.88%, 01/15/16	775,000	827,312
SGS International, Inc., 12.00%, 12/15/13	1,000,000	1,065,000
Sirius Satellite Radio, 9.63%, 08/01/13	400,000	403,500
Umbrella Acquisition, 9.75%, 03/15/15(c) (f)	250,000	250,313
Videotron Ltee, 6.38%, 12/15/15	325,000	320,938
WDAC Subsidiary Corp., 8.38%, 12/01/14(c) (f)	1,250,000	1,296,875
XM Satellite, 9.75%, 05/01/14	400,000	405,500
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	31,589

		31,353,979

Metals & Mining (1.0%)
Aleris International, Inc.(c) (f)
9.00%, 12/15/14	600,000	636,000
10.00%, 12/15/16	475,000	498,750
Freeport-Mcmoran Copper, 8.38%, 04/01/17	725,000	785,719
Novelis, Inc., 7.25%, 02/15/15	650,000	690,625

		2,611,094

Other Financial (0.3%)
American Real Estate Partners LP, 7.13%, 02/15/13	675,000	669,938

Paper & Forest Products (0.8%)
Abitibi-Consolidated, 8.38%, 04/01/15	400,000	378,000
Jefferson Smurfit Corp., 8.25%, 10/01/12	490,000	492,450
MDP Acquisitions PLC, 9.63%, 10/01/12	258,000	275,415
NewPage Corp., 12.00%, 05/01/13	975,000	1,062,750

		2,208,615

Semiconductors & Semiconductor Equipment (0.2%)(c) (f)
Freescale Semiconductor, 8.88%, 12/15/14	625,000	628,906

Service Companies (1.5%)
Insurance Automotive Auctions, Inc., 11.00%, 04/01/13	825,000	957,000
UGS Corp., 10.00%, 06/01/12	1,150,000	1,263,562
West Corp.(c) (f)
9.50%, 10/15/14	575,000	598,000
11.00%, 10/15/16	1,150,000	1,219,000

		4,037,562

Specialty Retail (2.9%)
Autonation, Inc.
7.36%, 04/15/13(g)	675,000	685,125
7.00%, 04/15/14	250,000	253,750
Couche-Tard Financing Co., 7.50%, 12/15/13	1,250,000	1,290,625
FTD, Inc., 7.75%, 02/15/14	690,000	698,625
General Cable Corp., 7.73%, 04/01/15(g)(c) (f)	525,000	527,625
General Cable Corp., 7.13%, 04/01/17(c) (f)	325,000	328,656
General Nutrition Center 0.00%, 03/15/14(c) (f)	600,000	591,000
NBC Acquisition Corp. 0.00%, 03/15/13(h)	875,000	766,719
Nebraska Book Co., 8.63%, 03/15/12	975,000	987,187
U.S. Office Products Co. 0.00%, 06/15/08(c) (d) (e)	475,000	0
United Auto Group, Inc., 7.75%, 12/15/16(c) (f)	650,000	659,750
Yankee Acquisition Corp(c) (f)
8.50%, 02/15/15	250,000	254,375
9.75%, 02/15/17	675,000	686,813

		7,730,250

Technology (4.2%)
Activant Solutions, 9.50%, 05/01/16	1,100,000	1,089,000
Compucom Systems, Inc., 12.00%, 11/01/14(c) (f)	650,000	697,125
Danka Business Systems, 11.00%, 06/15/10	425,000	445,187
Ipayment, Inc., 9.75%, 05/15/14	750,000	772,500
MagnaChip Semiconductor, 8.00%, 12/15/14	350,000	219,625
Open Solutions, Inc., 9.75%, 02/01/15(c) (f)	1,025,000	1,060,875
Seagate Technology, 6.80%, 10/01/16	675,000	681,750
Serena Software, Inc., 10.38%, 03/15/16	725,000	786,625
Smart Modular Technologies, Inc., 10.87%, 04/01/12(g)	405,000	426,263
SS&C Technologies, Inc., 11.75%, 12/01/13	900,000	1,010,250
SunGard Data Systems, Inc.
9.13%, 08/15/13	1,070,000	1,152,925
10.25%, 08/15/15	1,150,000	1,260,687
Xerox Corp.
9.75%, 01/15/09	650,000	700,334
7.63%, 06/15/13	475,000	500,531
6.40%, 03/15/16	300,000	310,058

		11,113,735

Telephones (1.4%)
Qwest Corp., 8.88%, 03/15/12	3,300,000	3,663,000

Textiles, Apparel & Luxury Goods (0.2%)
Glenoit Corp. 0.00%, 04/15/07(b) (d) (e)	125,000	0
Warnaco Group, Inc., 8.88%, 06/15/13	575,000	613,094

		613,094

Tobacco (0.5%)
Reynolds American, Inc., 7.75%, 06/01/18	1,225,000	1,327,910

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Federated NVIT High Income Bond Fund

Transportation (1.1%)
Hertz Corp.
8.88%, 01/01/14	$700,000	$757,750
10.50%, 01/01/16	1,075,000	1,230,875

Holt Group, Inc. (The) 0.00%, 01/15/06(c) (d) (e)	50,000	0

Stena AB
7.50%, 11/01/13	575,000	586,500
7.00%, 12/01/16	250,000	248,750

		2,823,875

Wireless Telecommunication Services (3.8%)
Centennial Cellular Corp., 11.12%, 01/01/13(g)	575,000	608,062
Centennial Communication, 10.00%, 01/01/13	600,000	650,250
Citizens Communications
6.25%, 01/15/13	250,000	249,375
9.00%, 08/15/31	550,000	605,000
Cricket Communications, 9.38%, 11/01/14(b) (f)	400,000	426,000
Digicel Group Ltd.(c) (f)
9.25%, 09/01/12	475,000	503,500
8.88%, 01/15/15	275,000	267,438
9.13%, 01/15/15	575,000	552,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14(c) (f)	675,000	717,187
Nextel Communications, 7.38%, 08/01/15	875,000	905,844
Rogers Wireless, Inc.
8.48%, 12/15/10(g)	425,000	434,563
7.25%, 12/15/12	200,000	214,750
8.00%, 12/15/12	800,000	852,000
6.38%, 03/01/14	1,125,000	1,158,750
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	709,990
Valor Telecommunications, 7.75%, 02/15/15	650,000	703,625
Windstream Corp., 8.63%, 08/01/16	600,000	659,250

		10,217,584

Total Corporate Bonds (Cost $241,303,207)		250,289,331

PREFERRED STOCK (0.0%)
Media (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK	12	240

REPURCHASE AGREEMENTS (4.1%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, repurchase price $10,763,117, collateralized by U.S. Government Agency Mortgages with a market value of $10,973,569	$10,758,401	10,758,401

WARRANTS (0.1%)
Chemicals (0.1%)(a) (b)
General Chemical Industrial Products Series A, expiring 06/01/10 (h)*	83	103,371
General Chemical Industrial Products Series B, expiring 06/01/10 (h)*	61	64,955

		168,326

Entertainment (0.0%)(b) (c)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09 (d) (g)*	811	0

Industrial Conglomerate (0.1%)(c)
ACP Holding Co., expiring 09/13/13*	96,400	168,700

Media ((0.1)%)
Advanstar Holdings Corp., expiring 10/15/11*(b) (c)	150	0
XM Satellite Radio Warrants expiring 03/15/10*	300	1,965
Ziff Davis Media, Inc., expiring 08/12/12*(b) (d) (e)	2,200	0

		1,965

Paper & Forest Products (0.0%)(b) (c)
MDP Acquisitions, expiring 10/01/13*	300	38,808

Total Warrants (Cost $171,645)		377,799

Total Investments (Cost $253,021,774) (i) — 98.4%		261,774,478

Other assets in excess of liabilities — 1.6%		4,293,706

NET ASSETS — 100.0%		$266,068,184

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Illiquid security.
(c)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to tak advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales
(d)	Security in default.
(e)	Issuer has filed for bankruptcy protection
(f)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(g)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2007.
(i)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
LP	Limited Partnership
PIK	Paid-In-Kind
TRAINS	Targeted Return Index Securities

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

NVIT S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (94.2%)
Aerospace & Defense (1.8%)
B.F. Goodrich Co. (The)	5,100	$262,548
General Dynamics Corp.	19,000	1,451,600
Honeywell International, Inc.	39,200	1,805,552
L-3 Communications Holdings, Inc.	6,400	559,808
Lockheed Martin Corp.	18,300	1,775,466
Northrop Grumman Corp.	16,462	1,221,810
Raytheon Co.	21,100	1,106,906
Rockwell Collins, Inc.	7,814	522,991
United Technologies Corp.	50,100	3,256,500

		11,963,181

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.(a)	9,200	439,300
FedEx Corp.	15,600	1,675,908
United Parcel Service, Inc., Class B	53,600	3,757,360

		5,872,568

Airlines (0.6%)
Boeing Co. (The)	39,962	3,553,021
Southwest Airlines(a)	36,350	534,345

		4,087,366

Auto Components (0.2%)
Goodyear Tire & Rubber Co.*(a)	10,500	327,495
Johnson Controls, Inc.	9,100	861,042

		1,188,537

Automobiles (0.4%)
Ford Motor Co.(a)	95,832	756,115
General Motors Corp.(a)	29,052	890,153
Harley-Davidson, Inc.	13,500	793,125

		2,439,393

Beverages (1.2%)
Anheuser-Busch Cos., Inc.	38,643	1,949,926
Brown-Forman Corp., Class B(a)	3,600	236,016
Coca-Cola Co.	100,812	4,838,976
Coca-Cola Enterprises, Inc.	13,500	273,375
Constellation Brands, Inc.*	9,200	194,856
Molson Coors Brewing Co.(a)	2,500	236,550
Pepsi Bottling Group, Inc. (The)	6,500	207,285

		7,936,984

Biotechnology (1.4%)
Amgen, Inc.*	57,732	3,226,064
Applera Corp.	9,600	283,872
Biogen, Inc.*	17,739	787,257
Celgene Corp.*	17,500	918,050
Genzyme Corp.*(a)	13,300	798,266
Gilead Sciences, Inc.*	21,800	1,667,700
MedImmune, Inc.*(a)	12,409	451,564
Millipore Corp.*(a)	2,900	210,163
PerkinElmer, Inc.	4,900	118,678
Thermo Fisher Scientific, Inc.*	20,500	958,375

		9,419,989

Building Products (0.1%)
American Standard Cos., Inc.	9,000	477,180
Masco Corp.	20,081	550,219

		1,027,399

Capital Markets (3.5%)
Ameriprise Financial, Inc.	11,380	650,253
Bank of New York Co., Inc.	35,928	1,456,881
Bear Stearns Cos., Inc. (The)	6,300	947,205
Charles Schwab Corp.	49,450	904,441
E*TRADE Financial Corp.*(a)	21,300	451,986
Federated Investors, Inc., Class B	4,300	157,896
Franklin Resources, Inc.	7,800	942,474
Gilead Sciences, Inc.	43,800	3,577,146
Goldman Sachs Group, Inc.	20,800	4,297,904
Janus Capital Group, Inc.(a)	9,400	196,554
Legg Mason, Inc.	6,900	650,049
Lehman Brothers Holding, Inc.	26,434	1,852,230
Mellon Financial Corp.	18,800	811,032
Morgan Stanley	53,100	4,182,156
Northern Trust Corp.	10,000	601,400
State Street Corp.	16,000	1,036,000
T. Rowe Price Group, Inc.	12,100	570,999

		23,286,606

Chemicals (1.5%)
Air Products & Chemicals, Inc.	11,200	827,568
Ashland, Inc.	3,700	242,720
Dow Chemical Co. (The)	46,866	2,149,275
E.I. du Pont de Nemours & Co.	46,200	2,283,666
Eastman Chemical Co.(a)	4,100	259,653
Ecolab, Inc.	8,200	352,600
Hercules, Inc.*	5,400	105,516
International Flavors & Fragrances, Inc.(a)	3,600	169,992
Monsanto Co.	27,390	1,505,354
PPG Industries, Inc.	7,400	520,294
Praxair, Inc.	15,500	975,880
Rohm & Haas Co.	6,700	346,524
Sigma-Aldrich Corp.(a)	5,500	228,360
Waters Corp.*	4,700	272,600

		10,240,002

Commercial Banks (3.8%)
BB&T Corp.	25,500	1,046,010
Comerica, Inc.	9,000	532,080
Commerce Bancorp, Inc.(a)	10,300	343,814
Compass Bancshares, Inc.	5,500	378,400
Fifth Third Bancorp(a)	28,785	1,113,692
First Horizon National Corp.(a)	7,400	307,322
Gilead Sciences, Inc.	11,500	532,565
Huntington Bancshares, Inc.	10,210	223,088
KeyCorp	18,600	696,942
M & T Bank Corp.	3,500	405,405
National City Corp.	31,200	1,162,200
PNC Bank Corp.	16,500	1,187,505
Regions Financial Corp.	36,271	1,282,905
SunTrust Banks, Inc.	18,500	1,536,240
Synovus Financial Corp.	14,000	452,760
U.S. Bancorp	87,968	3,076,241
Wachovia Corp.	95,293	5,245,880
Wells Fargo & Co.	166,318	5,726,329
Zions Bancorp	5,600	473,312

		25,722,690

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*(a)	10,600	133,454
Avery-Dennison Corp.	4,200	269,892
Cintas Corp.	6,000	216,600
Donnelley (R.R.) & Sons Co.	9,200	336,628
Equifax, Inc.(a)	5,500	200,475
Monster Worldwide, Inc.*(a)	6,100	288,957
Pitney Bowes, Inc.	10,100	458,439
Robert Half International, Inc.	7,800	288,678

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT S&P 500 Index Fund

Waste Management, Inc.	26,600	915,306
Western Union Co.	39,416	865,181

		3,973,610

Communications Equipment (2.5%)
ADC Telecommunications, Inc.*(a)	5,757	96,372
Avaya, Inc.*	19,866	234,617
Ciena Corp.*(a)	5,463	152,691
Cisco Systems, Inc.*	301,357	7,693,644
Corning, Inc.*	75,800	1,723,692
JDS Uniphase Corp.*(a)	11,750	178,953
Juniper Networks, Inc.*	29,900	588,432
Motorola, Inc.	121,300	2,143,371
QUALCOMM, Inc.	81,700	3,485,322
Tellabs, Inc.*	24,300	240,570

		16,537,664

Computers & Peripherals (3.5%)
Apple Computer, Inc.*	41,900	3,892,929
Dell, Inc.*	110,800	2,571,668
EMC Corp.*	111,400	1,542,890
Hewlett-Packard Co.	133,100	5,342,634
International Business Machines Corp.	75,317	7,099,380
Lexmark International Group, Inc.*(a)	5,600	327,376
NCR Corp.*	8,000	382,160
Network Appliance, Inc.*	17,700	646,404
QLogic Corp.*	9,300	158,100
SanDisk Corp.*(a)	10,000	438,000
Sun Microsystems, Inc.*	176,956	1,063,506

		23,465,047

Construction & Engineering (0.1%)(a)
Fluor Corp.	4,600	412,712

Construction Materials (0.1%)(a)
Vulcan Materials Co.	4,092	476,636

Consumer Finance (0.8%)
American Express Co.	60,300	3,400,920
Capital One Financial Corp.	19,600	1,479,016
SLM Corp.(a)	20,700	846,630

		5,726,566

Containers & Packaging (0.2%)
Ball Corp.	4,600	210,910
Bemis Co.	4,200	140,238
Pactiv Corp.*	8,400	283,416
Sealed Air Corp.	7,000	221,200
Temple-Inland, Inc.	5,100	304,674

		1,160,438

Distributor (0.1%)
Genuine Parts Co.	7,600	372,400

Diversified Consumer Services (0.1%)
Apollo Group, Inc.*(a)	7,300	320,470
H & R Block, Inc.	16,200	340,848

		661,318

Diversified Financial Services (5.2%)
Bank of America Corp.	223,593	11,407,715
Chicago Mercantile Exchange Holdings, Inc.	2,001	1,065,453
CIT Group, Inc.	10,400	550,368
Citigroup, Inc.	244,554	12,555,402
J.P. Morgan Chase & Co.	171,701	8,306,894
Moody’s Corp.	11,808	732,805

		34,618,637

Diversified Telecommunication Services (2.9%)
AT&T, Inc.	310,721	12,251,729
CenturyTel, Inc.	6,500	293,735
Citizens Communications Co.	14,900	222,755
Embarq Corp.	7,834	441,446
Qwest Communications International, Inc.*(a)	76,823	690,639
Verizon Communications, Inc.	143,202	5,430,220
Windstream Corp.	24,703	362,887

		19,693,411

Electric Utilities (1.8%)
Allegheny Energy, Inc.*	7,400	363,636
American Electric Power Co., Inc.	20,960	1,021,800
Duke Energy Corp.	59,976	1,216,913
Edison International	16,000	786,080
Entergy Corp.	10,800	1,133,136
Exelon Corp.	33,724	2,317,176
FirstEnergy Corp.	16,386	1,085,409
FPL Group, Inc.	19,000	1,162,230
Integrys Energy Group, Inc.	3,537	196,339
Pinnacle West Capital Corp.(a)	4,100	197,825
PPL Corp.	18,300	748,470
Progress Energy, Inc.	13,626	687,295
Southern Co.	37,800	1,385,370

		12,301,679

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A - BM	7,630	343,274
Emerson Electric Co.	39,000	1,680,510
Rockwell International Corp.	9,500	568,765

		2,592,549

Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.*	20,261	682,593
Jabil Circuit, Inc.	9,800	209,818
Molex, Inc.	6,525	184,005
Sanmina Corp.*	23,600	85,432
Solectron Corp.*	37,500	118,125
Tektronix, Inc.(a)	3,600	101,376

		1,381,349

Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	15,600	1,031,628
BJ Services Co.	16,000	446,400
ENSCO International, Inc.	8,000	435,200
Halliburton Co.	49,800	1,580,652
Nabors Industries Ltd. - BM*(a)	16,300	483,621
National-OilWell, Inc.*	9,100	707,889
Noble Corp. - KY	7,200	566,496
Rowan Cos., Inc.	6,100	198,067
Schlumberger Ltd.	58,380	4,034,058
Smith International, Inc.(a)	10,900	523,745
Transocean, Inc.*(a)	15,800	1,290,860
Weatherford International Ltd. - BM*(a)	16,100	726,110

		12,024,726

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	23,700	1,276,008
CVS/Caremark Corp.	77,711	2,653,069
Kroger Co.	34,000	960,500

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT S&P 500 Index Fund

Safeway, Inc.	23,200	850,048
SUPERVALU, Inc.	11,403	445,515
SYSCO Corp.	30,600	1,035,198
Wal-Mart Stores, Inc.	121,588	5,708,557
Walgreen Co.	48,900	2,244,021
Whole Foods Market, Inc.(a)	7,300	327,405

		15,500,321

Food Products (1.9%)
Archer-Daniels Midland Co.	31,437	1,153,738
Campbell Soup Co.	10,500	408,975
ConAgra, Inc.	27,000	672,570
Dean Foods Co.*	7,200	336,528
General Mills, Inc.	18,400	1,071,248
H.J. Heinz Co.	17,300	815,176
Hershey Foods Corp.(a)	9,300	508,338
Kellogg Co.	12,300	632,589
Kraft Foods, Inc.	8,300	262,778
McCormick & Co.	5,500	211,860
PepsiCo, Inc.	81,430	5,175,691
Sara Lee Corp.	39,629	670,522
Tyson Foods, Inc., Class A(a)	10,500	203,805
Wrigley (Wm.) Jr. Co., Class A	10,300	524,579
Wrigley (Wm.) Jr. Co., Class B	1,025	52,070

		12,700,467

Gas Utilities (0.1%)
NICOR, Inc.(a)	2,300	111,366
Questar Corp.	4,300	383,603

		494,969

Health Care Equipment & Supplies (1.6%)
Bard (C.R.), Inc.	5,300	421,403
Bausch & Lomb, Inc.(a)	3,100	158,596
Baxter International, Inc.	31,100	1,638,037
Becton, Dickinson & Co.	11,500	884,235
Biomet, Inc.	13,151	558,786
Boston Scientific Corp.*	59,567	866,104
Hospira, Inc.*	8,236	336,852
Medtronic, Inc.	57,700	2,830,762
St. Jude Medical, Inc.*(a)	17,500	658,175
Stryker Corp.	13,900	921,848
Varian Medical Systems, Inc.*(a)	6,700	319,523
Zimmer Holdings, Inc.*	12,526	1,069,846

		10,664,167

Health Care Providers & Services (2.2%)
Aetna, Inc.	27,100	1,186,709
AmerisourceBergen Corp.	10,708	564,847
Cardinal Health, Inc.	19,253	1,404,506
CIGNA Corp.	5,800	827,428
Coventry Health Care, Inc.*	7,800	437,190
Express Scripts, Inc., Class A*(a)	7,200	581,184
Humana, Inc.*	8,200	475,764
Laboratory Corp. of America Holdings*(a)	6,800	493,884
Manor Care, Inc.	4,200	228,312
McKesson Corp.	15,300	895,662
Medco Health Solutions, Inc.*	15,048	1,091,432
Patterson Cos., Inc.*(a)	6,700	237,783
Quest Diagnostics, Inc.	9,000	448,830
Tenet Healthcare Corp.*(a)	20,400	131,172
UnitedHealth Group, Inc.	66,644	3,530,133
WellPoint, Inc.*	30,100	2,441,110

		14,975,946

Health Care Technology (0.0%)
IMS Health, Inc.	8,753	259,614

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp. - PA	22,700	1,063,722
Darden Restaurants, Inc.	7,950	327,461
Harrah’s Entertainment, Inc.	9,700	819,165
Hilton Hotels Corp.	19,700	708,412
International Game Technology	16,800	678,384
Marriott International, Inc., Class A	16,100	788,256
McDonald’s Corp.	60,700	2,734,535
Starbucks Corp.*	38,300	1,201,088
Starwood Hotels & Resorts Worldwide, Inc.	11,400	739,290
Wendy’s International, Inc.(a)	6,900	215,970
Wyndham Worldwide Corp.*	8,980	306,667
YUM! Brands, Inc.	13,300	768,208

		10,351,158

Household Durables (0.5%)
Black & Decker Corp.	4,100	334,642
Centex Corp.(a)	6,400	267,392
D. R. Horton, Inc.	13,300	292,600
Fortune Brands, Inc.	6,600	520,212
Harman International Industries, Inc.	3,100	297,848
KB Home(a)	4,300	183,481
Leggett & Platt, Inc.(a)	7,500	170,025
Lennar Corp., Class A	7,400	312,354
Newell Rubbermaid, Inc.	12,100	376,189
Pulte Corp.(a)	9,900	261,954
Snap-on, Inc.	2,500	120,250
Stanley Works (The)(a)	3,300	182,688
Whirlpool Corp.	4,351	369,443

		3,689,078

Household Products (2.0%)
Clorox Co. (The)	7,999	509,456
Colgate-Palmolive Co.	26,161	1,747,293
Kimberly-Clark Corp.	22,700	1,554,723
Procter & Gamble Co. (The)	156,899	9,909,741

		13,721,213

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	31,800	684,336
Constellation Energy Group	8,000	695,600
Dynergy, Inc., Class A*	16,001	148,169
TXU Corp.	23,400	1,499,940

		3,028,045

Industrial Conglomerates (3.7%)
3M Co.	37,238	2,846,100
General Electric Co.	509,848	18,028,225
Textron, Inc.	6,600	592,680
Tyco International Ltd. - BM	99,456	3,137,837

		24,604,842

Insurance (4.4%)
ACE Ltd. - KY	14,912	850,879
AFLAC, Inc.	24,800	1,167,088
Allstate Corp.	30,400	1,825,824
AMBAC Financial Group, Inc.	5,550	479,464
American International Group, Inc.	128,268	8,622,175

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT S&P 500 Index Fund

AON Corp.	14,500	550,420
Chubb Corp. (The)	20,300	1,048,901
Cincinnati Financial Corp.	7,721	327,370
Genworth Financial, Inc.	23,400	817,596
Hartford Financial Services Group, Inc. (The)	14,200	1,357,236
Lincoln National Corp.	14,877	1,008,512
Loews Corp.	21,001	954,075
Marsh & McLennan Cos., Inc.	25,600	749,824
MBIA, Inc.(a)	7,150	468,254
MetLife, Inc.	36,400	2,298,660
Principal Financial Group, Inc.	12,900	772,323
Progressive Corp. (The)	36,100	787,702
Prudential Financial, Inc.	25,000	2,256,500
SAFECO Corp.	6,600	438,438
Torchmark Corp.	4,300	282,037
Travelers Cos., Inc. (The)	33,165	1,716,952
UnumProvident Corp.	14,900	343,147
XL Capital Ltd., Class A ADR - KY	9,200	643,632

		29,767,009

Internet & Catalog Retail (0.2%)(a)
Amazon.com, Inc.*	15,900	632,661
InterActiveCorp*	11,500	433,665

		1,066,326

Internet Software & Services (1.3%) eBay, Inc.*	56,800	1,882,920
Google, Inc., Class A*	10,421	4,774,485
Verisign, Inc.*(a)	13,200	331,584
Yahoo!, Inc.*	60,500	1,893,045

		8,882,034

IT Services (0.9%)
Affiliated Computer Services, Inc., Class A*(a)	6,400	376,832
Automatic Data Processing, Inc.	24,608	1,191,027
Cognizant Technology Solutions Corp.*	6,700	591,409
Computer Sciences Corp.*	9,000	469,170
Convergys Corp.*	6,400	162,624
Electronic Data Systems Corp.	23,700	656,016
Fidelity National Information Services, Inc.	6,000	272,760
First Data Corp.	39,216	1,054,910
Fiserv, Inc.*	9,450	501,417
Paychex, Inc.	16,250	615,388
Sabre Holdings, Inc.	4,768	156,152
Unisys Corp.*	14,700	123,921

		6,171,626

Leisure Equipment & Products (0.2%)
Brunswick Corp.	3,900	124,215
Eastman Kodak Co.(a)	15,200	342,912
Hasbro, Inc.	7,100	203,202
Mattel, Inc.	17,000	468,690

		1,139,019

Machinery (1.5%)
Caterpillar, Inc.	31,700	2,124,851
Cummins, Inc.	2,700	390,744
Danaher Corp.	11,600	828,820
Deere & Co.	12,100	1,314,544
Dover Corp.	9,200	449,052
Eaton Corp.	7,800	651,768
Illinois Tool Works, Inc.	20,200	1,042,320
Ingersoll Rand Co. - BM	16,600	719,942
ITT Industries, Inc.	8,100	488,592
PACCAR, Inc.(a)	12,287	901,866
Pall Corp.	5,200	197,600
Parker Hannifin Corp.	6,400	552,384
Terex Corp.*	5,300	380,328

		10,042,811

Media (3.3%)
CBS Corp., Class B	39,964	1,222,499
Clear Channel Communications, Inc.	25,600	897,024
Comcast Corp.*	150,522	3,906,046
Comcast Corp., Special Class A*	5,000	127,350
DIRECTV Group, Inc.*	40,000	922,800
Dow Jones & Co., Inc.(a)	4,300	148,221
E.W. Scripps Co., Class A	3,100	138,508
Gannett Co.	12,600	709,254
Interpublic Group Cos., Inc. (The)*(a)	21,700	267,127
McGraw-Hill Cos., Inc. (The)	17,400	1,094,112
Meredith Corp.	1,800	103,302
New York Times Co., Class A(a)	5,700	134,007
News Corp.	114,000	2,635,680
Omnicom Group, Inc.	9,000	921,420
Time Warner, Inc.	195,121	3,847,786
Tribune Co.	11,064	355,265
Viacom, Inc., Class B*	33,764	1,388,038
Walt Disney Co. (The)	103,400	3,560,062

		22,378,501

Metals & Mining (0.9%)
Alcoa, Inc.	41,140	1,394,646
Allegheny Technologies, Inc.	5,000	533,450
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	18,864	1,248,608
Newmont Mining Corp.	22,758	955,609
Nucor Corp.(a)	14,700	957,411
United States Steel Corp.	6,500	644,605

		5,734,329

Multi-Utilities (1.1%)
Ameren Corp.(a)	10,900	548,270
Centerpoint Energy, Inc.	13,000	233,220
CMS Energy Corp.(a)	8,500	151,300
Consolidated Edison, Inc.(a)	13,100	668,886
Detroit Edison Co.(a)	7,900	378,410
Dominion Resources, Inc.	17,500	1,553,475
KeySpan Corp.	7,100	292,165
NiSource, Inc.	11,064	270,404
PG&E Corp.	17,300	835,071
Public Service Enterprise Group, Inc.(a)	13,300	1,104,432
Sempra Energy	12,907	787,456
TECO Energy, Inc.(a)	9,400	161,774
Xcel Energy, Inc.(a)	17,680	436,519

		7,421,382

Multiline Retail (1.2%)
Big Lots, Inc.*(a)	6,800	212,704
Dillards, Inc.(a)	3,800	124,374
Dollar General Corp.	13,375	282,881
Family Dollar Stores, Inc.	7,200	213,264
Federated Department Stores, Inc.	25,922	1,167,786

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT S&P 500 Index Fund

J.C. Penney Co., Inc.	11,900	977,704
Kohl’s Corp.*	16,700	1,279,387
Nordstrom, Inc.	11,900	629,986
Sears Holdings Corp.*	4,373	787,840
Target Corp.	41,716	2,472,090

		8,148,016

Office Electronics (0.1%)
Xerox Corp.*	45,800	773,562

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	23,398	1,005,646
Apache Corp.	16,598	1,173,479
Chesapeake Energy Corp.(a)	19,700	608,336
ChevronTexaco Corp.	108,646	8,035,458
ConocoPhillips	81,636	5,579,821
CONSOL Energy, Inc.	8,800	344,344
Devon Energy Corp.	22,400	1,550,528
El Paso Corp.	32,277	467,048
EOG Resources, Inc.	12,600	898,884
Exxon Mobil Corp.	283,354	21,379,059
Hess Corp.	12,600	698,922
Kinder Morgan, Inc.	5,000	532,250
Marathon Oil Corp.	18,201	1,798,805
Murphy Oil Corp.	9,800	523,320
Occidental Petroleum Corp.	41,400	2,041,434
Peabody Energy Corp.	13,500	543,240
Spectra Energy Corp.	29,888	785,158
Sunoco, Inc.	6,800	478,992
Valero Energy Corp.	29,800	1,921,802
Williams Cos., Inc. (The)	28,000	796,880
XTO Energy, Inc.	17,066	935,387

		52,098,793

Paper & Forest Products (0.3%)
International Paper Co.(a)	21,321	776,084
MeadWestvaco Corp.	7,807	240,768
Weyerhaeuser Co.	12,800	956,672

		1,973,524

Personal Products (0.2%)
Avon Products, Inc.	21,700	808,542
Estee Lauder Co., Inc. (The), Class A	7,100	346,835

		1,155,377

Pharmaceuticals (5.9%)
Abbott Laboratories	75,567	4,216,638
Allergan, Inc.	7,500	831,150
Barr Pharmaceuticals, Inc.*	5,700	264,195
Bristol-Myers Squibb Co.	95,462	2,650,025
Eli Lilly & Co.	49,670	2,667,776
Forest Laboratories, Inc., Class A*	16,300	838,472
Johnson & Johnson	144,311	8,696,181
King Pharmaceuticals, Inc.*	10,433	205,217
Merck & Co., Inc.	107,464	4,746,685
Mylan Laboratories, Inc.	12,000	253,680
Pfizer, Inc.	354,961	8,966,315
Schering-Plough Corp.	70,800	1,806,108
Watson Pharmaceutical, Inc.*	4,100	108,363
Wyeth	66,700	3,337,001

		39,587,806

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co.	5,800	334,602
Archstone-Smith Trust	9,600	521,088
AvalonBay Communities, Inc.(a)	3,800	494,000
Boston Properties, Inc.(a)	6,100	716,140
Developers Diversified Realty Corp.(a)	6,600	415,140
Equity Residential Property Trust	13,400	646,282
Host Hotels & Resorts, Inc.(a)	27,700	728,787
Kimco Realty Corp.	9,400	458,156
Plum Creek Timber Co., Inc.(a)	7,524	296,596
ProLogis Trust	11,500	746,695
Public Storage, Inc.	5,900	558,553
Simon Property Group, Inc.	11,300	1,257,125
Vornado Realty Trust(a)	6,000	716,040

		7,889,204

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	9,500	324,710
Realogy Corp.*(a)	9,577	283,575

		608,285

Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.	18,100	1,455,783
CSX Corp.	22,700	909,135
Norfolk Southern Corp.	20,400	1,032,240
Ryder System, Inc.	3,300	162,822
Union Pacific Corp.	12,900	1,309,995

		4,869,975

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*(a)	22,800	297,768
Altera Corp.*	19,000	379,810
Analog Devices, Inc.	18,000	620,820
Applied Materials, Inc.	71,500	1,309,880
Broadcom Corp.*	21,900	702,333
Intel Corp.	285,473	5,461,099
KLA-Tencor Corp.	9,000	479,880
Linear Technology Corp.	16,100	508,599
LSI Logic Corp.*(a)	35,000	365,400
Maxim Integrated Products, Inc.	16,800	493,920
Micron Technology, Inc.*	35,900	433,672
National Semiconductor Corp.	16,400	395,896
Novellus Systems*(a)	7,300	233,746
NVIDIA Corp.*	17,500	503,650
PMC-Sierra, Inc.*(a)	14,300	100,243
Teradyne, Inc.*(a)	8,200	135,628
Texas Instruments, Inc.	74,500	2,242,450
Xilinx, Inc.	17,700	455,421

		15,120,215

Software (3.1%)
Adobe Systems, Inc.*	27,900	1,163,430
Autodesk, Inc.*	11,930	448,568
BMC Software, Inc.*	9,500	292,505
CA, Inc.	20,600	533,746
Citrix Systems, Inc.*	9,700	310,691
Compuware Corp.*	15,000	142,350
Electronic Arts, Inc.*	15,600	785,616
Intuit, Inc.*	17,600	481,536
Microsoft Corp.	426,640	11,890,457
Novell, Inc.*	14,400	103,968
Oracle Corp.*	199,236	3,612,149
Symantec Corp.*	50,391	871,764

		20,636,780

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT S&P 500 Index Fund

Specialty Retail (1.9%)
Abercrombie & Fitch Co.	4,800	363,264
AutoNation, Inc.*(a)	7,383	156,815
AutoZone, Inc.*	2,900	371,606
Bed Bath & Beyond, Inc.*	14,500	582,465
Best Buy Co., Inc.	20,175	982,926
Circuit City Stores, Inc.	8,100	150,093
Gap, Inc. (The)	28,700	493,927
Home Depot, Inc. (The)	101,982	3,746,819
Limited, Inc. (The)	15,966	416,074
Lowe’s Cos., Inc.	73,972	2,329,378
Office Depot, Inc.*	14,600	513,044
OfficeMax, Inc.	4,200	221,508
RadioShack Corp.(a)	5,700	154,071
Sherwin Williams Co.	6,400	422,656
Staples, Inc.	35,950	928,948
Tiffany & Co.(a)	6,900	313,812
TJX Cos., Inc.	23,600	636,256

		12,783,662

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	18,500	925,925
Jones Apparel Group, Inc.	4,800	147,504
Liz Claiborne, Inc.	4,500	192,825
Nike, Inc.*	10,000	1,062,600
Polo Ralph Lauren Corp.	3,100	273,265
V.F. Corp.	4,000	330,480

		2,932,599

Thrifts & Mortgage Finance (1.3%)
Countrywide Credit Industries, Inc.	30,400	1,022,656
Fannie Mae	47,186	2,575,412
Freddie Mac	33,200	1,975,068
Hudson City Bancorp, Inc.(a)	25,400	347,472
MGIC Investment Corp.	4,700	276,924
Sovereign Bancorp(a)	16,005	407,167
Washington Mutual, Inc.	45,778	1,848,516

		8,453,215

Tobacco (1.5%)
Altria Group, Inc.	103,200	9,061,992
Reynolds American, Inc.(a)	9,200	574,172
UST, Inc.(a)	8,700	504,426

		10,140,590

Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc.	3,900	301,236

Wireless Telecommunication Services (0.6%)
ALLTEL Corp.	19,500	1,209,000
Sprint Corp.	146,799	2,783,309

		3,992,309

Total Common Stocks (Cost $580,616,483)		632,641,462

	Principal Amount	Value
REPURCHASE AGREEMENTS (10.9%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $73,290,671, collateralized by U.S. Government Agency Mortgages with a market value of $74,723,730	$73,258,559	$73,258,559

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.2%)
Banc of America Securities LLC, Repurchase Agreement, 5.45%, 04/02/07, repurchase price $12,473,191, collateralized by U.S. Government Agency Mortgages with a market value of $12,716,880	12,467,529	12,467,529
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	5,000,000	5,000,000
Dexia Bank Paris, Time Deposit, 5.34%, 06/01/07	5,000,000	5,000,000
Morgan Stanley, Master Note, 5.62%, 04/30/07	5,000,000	5,000,000
Wachovia Bank N.A., Bank Note, 5.36%, 02/23/09	1,000,000	1,000,000

Total Securities Held As Collateral For Securities On Loan (Cost $28,467,530)		28,467,529

Total Investments (Cost $682,342,572) (b) — 109.3%		734,367,550

Liabilities in excess of other assets — (9.3)%		(62,587,639)

NET ASSETS — 100.0%		$671,779,911

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
BM	Bermuda
KY	Cayman Islands
PA	Panama

At March 31, 2007, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ Depreciation
97	S&P Emini Futures	6/15/2007	34,706,600	214,206

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
COMMON STOCKS (96.7%)
Aerospace & Defense (3.1%)
AAR Corp.*	38,400	$1,058,304
Alliant Techsystems, Inc.*	33,650	2,958,508
Ceradyne, Inc.*	7,200	394,128
Curtiss-Wright Corp.	29,100	1,121,514
DRS Technologies, Inc.	69,600	3,631,032
EDO Corp.	117,420	3,076,404
Esterline Technologies Corp.*	18,200	747,474
HEICO Corp.	2,900	105,821
Hexcel Corp.*	50,400	1,000,440
K&F Industries Holdings, Inc.*	92,100	2,480,253
Moog, Inc., Class A*	71,555	2,980,266
Orbital Sciences Corp.*	19,800	371,052
Triumph Group, Inc.	9,300	514,662

		20,439,858

Airlines (0.6%)
Alaska Air Group, Inc.*	21,200	807,720
ExpressJet Holdings, Inc.*	64,900	379,016
Republic Airways Holdings, Inc.*	51,700	1,187,032
SkyWest, Inc.	52,300	1,403,209

		3,776,977

Auto Components (0.7%)
Aftermarket Technology Corp.*	23,700	575,436
American Axle & Manufacturing Holdings, Inc.	13,300	363,755
ArvinMeritor, Inc.	42,500	775,625
Lear Corp.*	8,000	292,080
Modine Manufacturing Co.	42,500	973,250
Sauer-Danfoss, Inc.	10,100	304,010
Tenneco Automotive, Inc.*	47,200	1,201,712
Visteon Corp.*	30,800	263,032

		4,748,900

Beverages (0.2%)
Boston Beer Co., Inc., Class A*	34,090	1,136,901

		1,136,901

Biotechnology (1.1%)
Arena Pharmaceuticals, Inc.*	12,800	139,008
Bio-Rad Laboratories, Inc., Class A*	24,000	1,676,160
Bio-Reference Laboratories, Inc.*	39,490	1,003,046
Cambrex Corp.	103,050	2,535,030
Celera Genomics Group*	11,000	156,200
Cubist Pharmaceuticals, Inc.*	9,300	205,251
Exelixis, Inc.*	37,600	373,744
Martek Biosciences Corp.*	1,000	20,620
Medivation, Inc.*	7,600	143,336
Nektar Therapeutics*	15,500	202,430
Progenics Pharmaceuticals, Inc.*	11,800	279,424
Regeneron Pharmaceuticals, Inc.*	9,500	205,390
Savient Pharmaceuticals, Inc.*	19,900	239,198
United Therapeutics Corp.*	5,100	274,278

		7,453,115

Building Products (0.4%)
Ameron International Corp.	7,300	480,778
Apogee Enterprises, Inc.	16,900	338,676
Builders FirstSource, Inc.*	8,000	128,560
NCI Building Systems, Inc.*	16,400	782,936
Universal Forest Products, Inc.	19,900	986,045

		2,716,995

Capital Markets (1.1%)
Greenhill & Co., Inc.	1,200	73,668
Knight Capital Group, Inc., Class A*	66,700	1,056,528
MCG Capital Corp.	81,500	1,528,940
Piper Jaffray Cos.*	6,200	384,028
Sanders Morris Harris Group, Inc.	130,450	1,389,293
SWS Group, Inc.	20,100	498,681
Technology Investment Capital Corp.	64,490	1,090,526
TradeStation Group, Inc.*	97,270	1,224,629

		7,246,293

Chemicals (2.7%)
Agrium, Inc.	70,360	2,696,899
CF Industries Holdings, Inc.	28,800	1,110,240
FMC Corp.	4,800	362,064
Fuller (H. B.) Co.	45,100	1,229,877
Georgia Gulf Corp.	14,800	239,908
Hercules, Inc.*	71,600	1,399,064
Innospec, Inc.	9,900	570,636
Methanex Corp.	79,300	1,770,769
Minerals Technologies, Inc.	7,100	441,336
Nalco Holding Co.	49,110	1,173,729
Newmarket Corp.	6,600	268,422
OM Group, Inc.*	10,900	487,012
Rockwood Holdings, Inc.*	23,600	653,248
Sensient Technologies Corp.	76,810	1,980,162
Spartech Corp.	29,700	871,398
Tronox, Inc.	100,700	1,407,786
W.R. Grace & Co.*	30,500	805,810
Westlake Chemical Corp.	18,500	502,275

		17,970,635

Commercial Banks (9.3%)
1st Source Corp.	11,600	303,572
Amcore Financial, Inc.	97,100	3,082,925
Americanwest Bancorp	5,600	120,624
Ameris Bancorp	13,380	327,542
BancFirst Corp.	9,500	440,325
Bank of Granite	17,400	311,808
Banner Corp.	4,800	199,440
BOK Financial Corp.	30,000	1,485,900
Camden National Corp.	7,200	312,480
Capital Corp. of the West	4,360	115,758
Capitol Bancorp Ltd.	9,300	342,705
Cardinal Financial Corp.	6,400	63,872
Cathay General Bancorp, Inc.	10,500	356,790
Central Pacific Financial Corp.	52,700	1,927,239
Chemical Financial Corp.	14,755	439,551
Chittenden Corp.	5,600	169,064
Citizens Banking Corp.	14,347	317,930
City Holding Co.	26,700	1,080,015
Colonial Bancgroup, Inc.	94,200	2,331,450
Columbia Bancorp	1,300	31,213
Columbia Banking System, Inc.	12,230	412,518
Commercial Bankshares, Inc.	10,200	498,576
Community Bank System, Inc.	15,200	317,984
Community Trust Bancorp, Inc.	17,870	647,430
Cullen/Frost Bankers, Inc.	20,300	1,062,299
East West Bancorp, Inc.	15,900	584,643
Farmers Capital Bank Corp.	4,000	117,520
First BanCorp.	51,600	684,216
First Citizens BancShares, Class A	5,500	1,105,500
First Commonwealth Financial Corp.	34,400	404,200
First Community Bankshares, Inc.	10,100	393,900
First Regional Bancorp*	6,900	204,930

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Commercial Banks (continued)
First Republic Bancorp, Inc.	43,550	$2,338,635
First State Bancorp	84,900	1,914,495
FNB Corp.	8,300	297,389
Glacier Bancorp, Inc.	19,200	461,568
Great Southern Bancorp, Inc.	25,570	748,690
Greater Bay Bancorp	29,900	804,011
Greene County Bancshares, Inc.	4,100	139,031
Hanmi Financial Corp.	170,000	3,240,200
Heartland Financial USA, Inc.	5,800	155,150
Heritage Commerce Corp.	2,900	73,921
Horizon Financial Corp.	6,525	144,072
Iberiabank Corp.	30,900	1,719,894
Independent Bank Corp.	32,210	656,118
Independent Bank Corp. (Mass.)	29,300	965,142
Integra Bank Corp.	32,700	728,883
Intervest Bancshares Corp.*	11,500	330,050
Irwin Financial Corp.	34,400	641,216
Lakeland Financial Corp.	3,500	79,450
Mainsource Financial Group, Inc.	17,610	299,018
MB Financial, Inc.	5,750	207,057
MBT Financial Corp.	7,100	91,661
Mercantile Bank Corp.	9,962	323,566
Mid-State Bancshares	15,100	554,019
Nara Bankcorp, Inc.	22,600	395,726
National Penn Bancshares, Inc.	102,178	1,931,164
NBT Bancorp, Inc.	25,730	602,854
Old National Bancorp	47,200	858,096
Old Second Bancorp, Inc.	3,900	106,860
Oriental Financial Group ADR - PR	21,300	250,914
Pacific Capital Bancorp	31,100	998,932
Peoples Bancorp, Inc.	11,100	293,151
Prosperity Bancshares, Inc.	13,300	462,042
Provident Bankshares Corp.	58,500	1,922,310
R & G Financial Corp. ADR - PR*	60,050	300,250
Renasant Corp.	13,300	328,244
Republic Bancorp, Inc., Class A	5,755	130,122
Royal Bancshares of Pennsylvania, Class A	5,930	140,837
Santander Bancorp	2,500	44,025
SCBT Financial Corp.	4,614	167,304
Security Bank Corp.	11,100	223,554
Sierra Bancorp	1,200	33,672
Signature Bank*	97,400	3,169,396
Simmons First National Corp., Class A	8,000	240,560
Southwest Bancorp	31,200	801,528
Sterling Bancshares, Inc.	50,900	569,062
Sterling Financial Corp.	45,112	1,001,486
Sterling Financial Corp. (Spokane)	66,405	2,071,172
Taylor Capital Group, Inc.	10,300	360,500
Trico Bancshares	10,800	255,636
UMB Financial Corp.	75,550	2,852,768
Umpqua Holdings Corp.	34,496	923,458
Union Bankinghares Corp.	39,100	1,014,254
United Bankinghares, Inc.	8,600	301,258
W Holding Co., Inc.	78,691	393,455
West Coast Bancorp	42,900	1,371,513

		61,623,258

Commercial Services & Supplies (2.7%)
American Ecology Corp.	126,430	2,428,720
Consolidated Graphics, Inc.*	10,300	762,715
CRA International, Inc.*	4,700	245,246
Deluxe Corp.	40,100	1,344,553
Ennis, Inc.	8,400	224,784
Geo Group, Inc. (The)*	32,450	1,470,634
IHS, Inc., Class A*	39,700	1,632,067
IKON Office Solutions, Inc.	68,200	980,034
Infinity Bio-Energy Ltd.*	155,500	828,815
John H. Harland Co.	16,900	865,787
Kforce.com, Inc.*	23,900	329,103
Learning Tree International, Inc.*	138,350	1,556,438
LECG Corp.*	39,100	566,168
Spherion Corp.*	51,700	455,994
TeleTech Holdings, Inc.*	40,600	1,489,614
Tetra Technology, Inc.*	3,100	59,086
United Stationers, Inc.*	11,200	671,104
Viad Corp.	19,400	748,840
Volt Information Sciences, Inc.*	8,700	227,853
Waste Services, Inc.*	10,000	99,400
Watson Wyatt Worldwide, Inc.	14,300	695,695

		17,682,650

Communications Equipment (2.4%)
ADC Telecommunications, Inc.*	48,850	817,749
Arris Group, Inc.*	176,340	2,482,867
Avocent Corp.*	72,300	1,949,931
Bel Fuse, Inc., Class B	11,000	425,810
Black Box Corp.	13,200	482,328
C&D Technologies, Inc.	13,090	65,843
C-COR.net Corp.*	6,400	88,704
CommScope, Inc.*	25,000	1,072,500
Digi International, Inc.*	18,500	234,950
Ditech Networks, Inc.*	14,700	119,364
Dycom Industries, Inc.*	99,200	2,585,152
Finisar Corp.*	31,000	108,500
Foundry Networks, Inc.*	21,400	290,398
Inter-Tel, Inc.	24,200	572,088
MasTec, Inc.*	27,000	297,270
MRV Communications, Inc.*	17,500	62,125
Ntelos Holding Corp.*	22,100	424,762
Optical Communication Products, Inc.*	31,300	41,942
Polycom, Inc.*	18,900	629,937
Powerwave Technologies, Inc.*	434,570	2,472,703
Safenet, Inc.*	12,685	358,986
Sycamore Networks, Inc.*	33,200	124,168
Utstarcom, Inc.*	21,100	174,919

		15,882,996

Computers & Peripherals (1.4%)
Adaptec, Inc.*	53,100	205,497
Brocade Communications Systems, Inc.*	197,700	1,882,104
Diebold, Inc.	55,700	2,657,447
Electrical Components & Equipment For Imaging, Inc.*	35,600	834,820
Emulex Corp.*	11,200	204,848
Gateway, Inc.*	47,400	103,806
Hutchinson Technology, Inc.*	12,000	280,200
Imation Corp.	25,200	1,017,576
Komag, Inc.*	12,100	396,033
Palm, Inc.*	50,200	910,126
Quantum Corp.*	338,100	912,870

		9,405,327

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Construction & Engineering (0.6%)
Emcor Group, Inc.*	9,500	$560,310
Granite Construction, Inc.	14,200	784,692
Washington Group International, Inc.*	40,150	2,666,763

		4,011,765

Construction Materials (0.4%)
Eagle Materials, Inc.	45,950	2,050,749
U.S. Concrete, Inc.*	90,810	710,134

		2,760,883

Consumer Finance (0.9%)
Advanta Corp., Class B	23,000	1,008,320
Cash America International, Inc.	50,900	2,086,900
CompuCredit Corp.*	9,200	287,224
Dollar Financial Corp.*	49,323	1,247,872
World Acceptance Corp.*	37,200	1,486,140

		6,116,456

Consumer Goods (0.2%)
1-800-Flowers.Com, Inc.*	145,290	1,130,356

		1,130,356

Containers & Packaging (1.1%)
Greif, Inc.	11,400	1,266,654
Myers Industries, Inc.	44,000	821,920
Rock-Tenn Co.	40,500	1,344,600
Silgan Holdings, Inc.	72,990	3,730,519

		7,163,693

Distributors (0.1%)
Building Materials Holding Corp.	25,300	458,183
Keystone Automotive Industries, Inc.*	7,600	256,120

		714,303

Diversified Consumer Services (0.6%)
Service Corp. International	169,000	2,004,340
Stewart Enterprises, Inc., Class A	99,200	799,552
Vertrue, Inc.*	18,700	899,657

		3,703,549

Diversified Financial Services (0.1%)
Financial Federal Corp.	18,900	497,448
Marlin Business Services, Inc.*	12,900	282,252
Medallion Financial Corp.	18,100	207,064

		986,764

Diversified Telecommunication Services (1.6%)
Alaska Communications Systems Holdings, Inc.	56,700	836,325
Cincinnati Bell, Inc.*	1,187,390	5,580,733
CT Communications, Inc.	45,000	1,084,500
Fairpoint Communications, Inc.	48,700	935,527
General Communication, Inc.*	21,100	295,400
Globalstar, Inc.*	18,810	199,386
North Pittsburgh Systems, Inc.	10,300	224,231
Premiere Global Services, Inc.*	131,600	1,476,552
SureWest Communications	6,800	169,116
Time Warner Telecom, Inc.*	7,000	145,390

		10,947,160

Electric Utilities (2.2%)
Cleco Corp.	32,600	842,058
El Paso Electric Co.*	51,800	1,364,930
Idacorp, Inc.	52,300	1,769,832
Sierra Pacific Resources*	72,300	1,256,574
Electric Utilities (continued)
UIL Holdings Corp.	15,633	542,465
UniSource Energy Corp.	61,900	2,324,345
Westar Energy, Inc.	230,850	6,352,992

		14,453,196

Electrical Equipment (1.0%)
A.O. Smith Corp.	12,100	462,462
Acuity Brands, Inc.	20,200	1,099,688
Belden CDT, Inc.	11,200	600,208
Encore Wire Corp.	64,050	1,621,746
General Cable Corp.*	24,500	1,309,035
Genlyte Group, Inc.*	7,100	500,905
Regal-Beloit Corp.	25,200	1,168,776

		6,762,820

Electronic Equipment & Instruments (2.1%)
Aeroflex, Inc.*	33,600	441,840
Agilysys, Inc.	35,600	799,932
Anixter International, Inc.*	37,500	2,472,750
Bell Microproducts, Inc.*	99,700	638,080
Benchmark Electrical Components & Equipment, Inc.*	34,625	715,352
Checkpoint Systems, Inc.*	15,300	361,998
Coherent, Inc.*	8,500	269,790
CTS Corp.	35,100	485,082
DTS, Inc.*	119,560	2,896,939
Electro Scientific Industries, Inc.*	3,400	65,416
Global Imaging Systems, Inc.*	4,200	81,900
Insight Enterprises, Inc.*	12,800	230,144
Kemet Corp.*	18,100	138,465
Newport Corp.*	30,300	496,011
Park Electrochemical Corp.	8,800	238,656
Paxar Corp.*	3,900	111,930
Plexus Corp.*	26,700	457,905
RadiSys Corp.*	10,300	168,302
Synnex Corp.*	3,300	70,092
Technitrol, Inc.	95,300	2,495,907
TTMTechnologies, Inc.*	20,700	197,478
Zygo Corp.*	11,000	176,110

		14,010,079

Energy Equipment & Services (2.8%)
Allis-Chalmers Energy, Inc.*	54,510	858,532
Bristow Group, Inc.*	10,000	364,500
Carbo Ceramics, Inc.	14,900	693,595
Complete Production Services*	74,700	1,487,277
Hanover Compressor Co.*	14,430	321,068
Hercules Offshore, Inc.*	42,200	1,108,172
Lone Star Technologies, Inc.*	10,500	693,315
Oceaneering International, Inc.*	32,510	1,369,321
Oil States International, Inc.*	28,800	924,192
RPC Energy Services, Inc.	92,287	1,537,501
SEACOR Holdings, Inc.*	19,150	1,884,360
Superior Well Services, Inc.*	35,410	809,119
Todco*	66,800	2,694,044
Trico Marine Services, Inc.*	44,500	1,658,070
Union Drilling, Inc.*	21,430	304,306
Universal Compression Holdings, Inc.*	9,000	609,120
W-H Energy Services, Inc.*	21,100	986,214

		18,302,706

Food & Staples Retailing (0.6%)
Nasch-Finch Co.	14,800	510,008

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Food & Staples Retailing (continued)
Pantry, Inc.*	9,900	$447,678
Performance Food Group Co.*	47,300	1,460,151
Ruddick Corp.	6,400	192,512
Spartan Stores, Inc.	49,000	1,313,200

		3,923,549

Food Products (0.3%)
Premium Brands, Inc.	4,100	86,264
Ralcorp Holding, Inc.*	9,300	597,990
Reddy Ice Holdings, Inc.	14,600	440,628
Tootsie Roll Industries, Inc.	33,784	1,012,506

		2,137,388

Gas Distribution (0.2%)
Piedmont Natural Gas Co., Inc.	41,000	1,081,580

		1,081,580

Gas Utilities (1.4%)
New Jersey Resources Corp.	44,100	2,207,205
NICOR, Inc.	25,600	1,239,552
Northwest Natural Gas Co.	100	4,567
South Jersey Industries, Inc.	19,400	738,170
Southwest Gas Corp.	65,200	2,534,324
The Laclede Group, Inc.	57,300	1,780,884
UGI Corp.	27,200	726,512

		9,231,214

Health Care Equipment & Supplies (1.5%)
Biosite, Inc.*	5,600	470,232
CONMED Corp.*	26,100	762,903
DJ Orthopedics, Inc.*	10,510	398,329
Greatbatch, Inc.*	5,200	132,600
Healthtronics, Inc.*	16,400	88,396
ICU Medical, Inc.*	3,200	125,440
Invacare Corp.	8,500	148,240
Inverness Medical Innovations, Inc.*	48,850	2,138,653
IRIS International, Inc.*	105,350	1,469,632
Kinetic Concept*	13,300	673,512
LifeCell Corp.*	15,100	377,047
SonoSite, Inc.*	87,150	2,462,859
Steris Corp.	12,000	318,720
Surmodics, Inc.*	1,200	43,200
Viasys Healthcare, Inc.*	6,900	234,531

		9,844,294

Health Care Providers & Services (3.0%)
Alliance Imaging, Inc.*	51,600	450,468
Amedisys, Inc.*	34,367	1,114,522
America Service Group, Inc.*	86,250	1,437,787
Amerigroup Corp.*	42,500	1,292,000
AMN Healthcare Services, Inc.*	28,100	635,622
Apria Healthcare Group, Inc.*	8,700	280,575
Five Star Quality Care, Inc.*	145,500	1,495,740
Genesis HealthCare Corp.*	600	37,866
Gentiva Health Services, Inc.*	71,200	1,436,104
Healthspring, Inc.*	14,100	332,055
Hythiam, Inc.*	96,860	658,648
Kindred Health Care Products & Services, Inc.*	20,600	675,268
Magellan Health Services, Inc.*	17,300	726,600
Molina Health Care Products & Services, Inc.*	5,900	180,481
Pediatrix Medical Group, Inc.*	35,980	2,053,019
PSS World Medical, Inc.*	30,500	644,770
Psychiatric Solutions, Inc.*	30,600	1,233,486
Res-Care, Inc.*	7,400	129,500
Rural/Metro Corp.*	368,306	2,780,710
Sunrise Senior Living, Inc.*	54,740	2,163,325

		19,758,546

Hotels, Restaurants & Leisure (1.7%)
Ameristar Casinos, Inc.	3,300	105,963
Bob Evans Farms, Inc.	2,100	77,595
Denny’s Corp.*	133,360	653,464
Domino’s Pizza, Inc.	47,400	1,539,078
Great Wolf Resorts, Inc.*	169,372	2,240,792
Jack in the Box, Inc.*	29,800	2,060,074
Luby’s, Inc.*	70,540	689,176
Multimedia Games, Inc.*	142,000	1,689,800
Papa John’s International, Inc.*	8,100	238,140
Shuffle Master, Inc.*	96,550	1,762,037

		11,056,119

Household Durables (1.1%)
Directed Electronics, Inc.*	130,350	1,167,936
Ethan Allen Interiors, Inc.	19,700	696,198
Kimball International, Inc., Class B	19,800	381,744
M/I Homes, Inc.	18,800	499,140
Ryland Group, Inc. (The)	14,000	590,660
Sealy Corp.	23,600	412,528
Tupperware Corp.	126,400	3,151,152
WCI Communities, Inc.*	12,900	275,286

		7,174,644

Insurance (3.0%)
American Physicians Capital, Inc.*	10,800	432,864
Argonaut Group, Inc.*	27,100	876,956
CNA Surety Corp.*	56,400	1,190,040
Commerce Group, Inc.	30,900	928,236
Delphi Financial Group, Inc., Class A	55,675	2,239,805
Direct General Corp.	12,000	255,120
FPIC Insurance Group, Inc.*	9,300	415,431
Harleysville Group, Inc.	11,800	383,382
HCC Insurance Holdings, Inc.	3,300	101,640
Infinity Property & Casualty Corp.	14,700	688,842
James River Group, Inc.	3,400	106,454
LandAmerica Financial Group, Inc.	16,200	1,197,342
Navigators Group, Inc. (The)*	13,100	657,227
Odyssey Re Holdings Corp.	48,800	1,918,328
Ohio Casualty Corp.	26,500	793,675
Phoenix Co., Inc.	13,200	183,216
PMA Capital Corp., Class A*	104,000	976,560
ProAssurance Corp.*	2,000	102,300
RLI Corp.	3,700	203,241
Safety Insurance Group, Inc.	27,700	1,111,324
Seabright Insurance Holdings*	17,500	322,000
Selective Insurance Group, Inc.	40,400	1,028,584
Stewart Information Services Corp.	15,800	660,282
United Fire & Casualty Corp.	25,640	900,733
Zenith National Insurance Co.	47,850	2,261,870

		19,935,452

Internet & Catalog Retail (0.2%)
FTD Group, Inc.	35,100	580,203
Systemax, Inc.	22,400	419,552

		999,755

Internet Software & Services (0.8%)
Ariba, Inc.*	116,100	1,091,340
Blue Coat Systems, Inc.*	10,000	367,300

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Internet Software & Services (continued)
Interwoven Software, Inc.*	35,800	$605,020
iPass, Inc.*	17,300	87,019
SonicWALL, Inc.*	28,800	240,768
United Online, Inc.	79,300	1,112,579
Vignette Corp.*	21,900	406,683
Webmethods, Inc.*	216,200	1,554,478

		5,465,187

IT Services (2.4%)
Bearingpoint, Inc.*	137,300	1,051,718
Ciber, Inc.*	41,700	328,179
Covansys Corp.*	24,000	592,320
CSG Systems International, Inc.*	19,000	475,380
Gartner Group, Inc.*	32,900	787,955
Infocrossing, Inc.*	365,420	5,433,795
infoUSA, Inc.	52,240	502,549
Lightbridge, Inc.*	15,100	265,307
ManTech International Corp.*	10,300	344,123
Maximus, Inc.	3,700	127,576
MPS Group, Inc.*	18,800	266,020
Ness Technologies, Inc.*	55,370	707,629
Perot Systems Corp., Class A*	44,900	802,363
Sapient Corp.*	249,060	1,708,552
SI International, Inc.*	6,400	183,744
StarTek, Inc.	5,800	56,782
Sykes Enterprises, Inc.*	18,900	344,736
TALX Corp.	52,210	1,729,717
Tyler Technologies, Inc.*	21,900	278,130

		15,986,575

Leisure Equipment & Products (0.4%)
JAKKS Pacific, Inc.*	34,600	826,940
K2, Inc.*	72,000	870,480
RC2 Corp.*	16,500	666,435
Steinway Musical Instruments, Inc.	13,600	438,872

		2,802,727

Machinery (3.4%)
Actuant Corp.	31,140	1,580,666
Astec Industries, Inc.*	5,300	213,325
Barnes Group, Inc.	136,000	3,129,360
Cascade Corp.	11,500	687,815
Circor Int’l, Inc.	12,700	453,390
CNH Global NV	10,000	372,900
Enpro Industries, Inc.*	64,960	2,341,808
Gehl Co.*	5,800	147,204
Graco, Inc.	6,900	270,204
Greenbrier Cos., Inc.	37,300	995,910
Kadant, Inc.*	1,900	48,184
Kennametal, Inc.	17,550	1,186,556
Manitowoc Co.	25,300	1,607,309
Mueller Industries, Inc.	9,400	282,940
NACCO Industries, Inc., Class A	4,400	604,604
Nordson Corp.	6,500	301,990
Oshkosh Truck Corp.	6,900	365,700
Tennant Co.	11,800	371,582
Toro Co.	61,100	3,130,764
Valmont Industries, Inc.	27,500	1,590,325
Wabash National Corp.	82,570	1,273,229
Wabtec Corp.	40,100	1,383,049
Watts Industries, Inc.	13,600	517,208

		22,856,022

Manufacturing (0.3%)
Blount International, Inc.*	45,700	568,965
Carpenter Technology Corp.	5,400	652,104
Darling International Inc.*	7,360	47,840
Gerber Scientific, Inc.*	10,000	106,100
L.B. Foster Co.*	32,500	669,825
Woodward Governor Co.	2,294	94,444

		2,139,278

Marine (0.5%)
Omega Navigation Enterprises, Inc.	219,130	3,425,002

		3,425,002

Media (2.3%)
Arbitron, Inc.	74,450	3,495,427
Cox Radio, Inc.*	48,800	666,120
DreamWorks Animation SKG, Inc., Class A*	26,200	801,196
Entercom Communications Corp.	32,100	904,578
Journal Register Co.	24,600	146,616
Lee Enterprises, Inc.	76,100	2,286,805
Lin TV Corp., Class A*	5,700	90,630
LodgeNet Entertainment Corp.*	40,000	1,228,800
Media General, Inc.	6,800	259,488
Morningstar, Inc.*	26,400	1,363,296
ProQuest Co.*	13,400	120,600
Radio One, Inc.*	111,200	718,352
Regal Entertainment Group, Class A	57,950	1,151,467
Scholastic Corp.*	45,800	1,424,380
Sinclair Broadcast Group, Inc.	6,200	95,790
Valassis Communications, Inc.*	10,600	182,214
Westwood One, Inc.	41,300	283,731

		15,219,490

Metals & Mining (1.5%)
A. M. Castle & Co.	28,950	849,972
Chaparral Steel	27,500	1,599,675
Cleveland Cliffs, Inc.	17,500	1,120,175
Commercial Metals Co.	60,700	1,902,945
Gibraltar Industries, Inc.	9,400	212,628
Grupo Simec, SA de C.V. ADR*	94,200	1,161,486
NN, Inc.	27,000	337,230
Quanex Corp.	35,300	1,494,955
Reliance Steel & Aluminum Co.	9,000	435,600
Ryerson, Inc.	7,500	297,150
Schnitzer Steel Industries, Inc.	8,800	353,496

		9,765,312

Multi-Utilities (1.0%)
Avista Corp.	80,800	1,957,784
Black Hills Corp.	5,600	205,912
CH Energy Group, Inc.	11,500	559,935
PNM, Inc.	68,400	2,209,320
Vectren Corp.	52,900	1,512,940

		6,445,891

Multiline Retail (0.7%)
Big Lots, Inc.*	79,900	2,499,272
Bon-Ton Stores, Inc.	12,100	680,504
Fred’s, Inc.	46,400	682,080
Retail Ventures, Inc.*	24,000	505,200
Tuesday Morning Corp.	34,800	516,432

		4,883,488

Oil, Gas & Consumable Fuels (2.7%)
Alon USA Energy, Inc.	35,300	1,277,860

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Oil, Gas & Consumable Fuels (continued)
Atmos Energy Corp.	22,000	$688,160
Aurora Oil And Gas Corp.*	24,700	64,467
Bois d’Arc Energy, Inc.*	42,300	559,629
Cabot Oil & Gas Corp.	14,000	942,480
Callon Petroleum Corp.*	8,100	109,917
Comstock Resources, Inc.*	17,900	490,102
Delek US Holdings, Inc.	6,300	120,519
Encore Acquisition Co.*	30,500	737,795
Energy Partners Ltd.*	20,200	366,630
Foundation Coal Holdings, Inc.	65,020	2,232,787
Giant Industries, Inc.*	6,200	469,030
Gulf Island Fabrication, Inc.	20,100	537,474
Harvest Natural Resources, Inc.*	30,900	300,966
Hornbeck Offshore Services, Inc.*	17,600	504,240
Houston Exploration Co.*	15,200	820,040
NATCO Group, Inc. Class A*	1,960	66,875
Petrohawk Energy Corp.*	23,600	310,812
RAM Energy Resources, Inc.*	343,580	1,590,776
Rossetta Resources, Inc.*	3,800	78,052
St. Mary Land & Exploration Co.	27,600	1,012,368
Stone Energy Corp.*	20,000	593,800
Swift Energy Co.*	19,000	793,630
USEC, Inc.*	5,900	95,875
Warren Resources, Inc.*	200,740	2,615,642
Western Refining, Inc.	15,100	589,202

		17,969,128

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	32,700	424,446
Glatfelter Co.	18,000	268,380
Schweitzer-Mauduit Int’l, Inc.	64,300	1,597,855

		2,290,681

Personal Products (0.9%)
Elizabeth Arden, Inc.*	61,500	1,341,930
NBTY, Inc.*	40,400	2,142,816
Prestige Brands Holdings, Inc.*	202,100	2,394,885

		5,879,631

Pharmaceuticals (0.6%)
Adams Respiratory Therapeutics, Inc.*	8,400	282,492
Adolor Corp.*	14,900	130,375
Alpharma, Inc., Class A	18,000	433,440
Atherogenics, Inc.*	10,104	28,392
Auxilium Pharmaceuticals, Inc.*	11,300	165,884
Bradley Pharmaceutical*	8,600	165,034
Cypress Bioscience, Inc.*	26,200	199,120
Endo Pharmaceuticals Holdings, Inc.*	70,630	2,076,522
Par Pharmaceutical Cos., Inc.*	6,600	165,792
Perrigo Co.	21,000	370,860
Valeant Pharmaceuticals International	10,600	183,274

		4,201,185

Real Estate Investment Trusts (REITs) (10.6%)
American Financial Realty Trust	94,500	952,560
American Home Mortgage Investment Corp.	103,589	2,795,867
Anthracite Capital, Inc.	106,700	1,280,400
Ashford Hospitality Trust	176,200	2,103,828
Biomed Realty Trust, Inc.	32,000	841,600
Capital Trust, Inc., Class A	10,000	455,700
CBL & Associates Properties, Inc.	16,100	721,924
CBRE Realty Finance, Inc.	160,100	2,118,123
Cedarshopping Centers, Inc.	73,340	1,188,108
Deerfield Triarc Capital Corp.	78,500	1,176,715
Education Realty Trust, Inc.	9,300	137,454
Entertainment Properties Trust	11,330	682,633
Equity Inns, Inc.	218,150	3,573,297
Equity Lifestyle Properties, Inc.	16,400	885,764
Extra Space Storage, Inc.	9,800	185,612
Felcor Lodging Trust, Inc.	160,100	4,157,797
First Industrial Realty Trust	40,100	1,816,530
First Potomac Realty Trust	31,900	911,383
Glimcher Realty Trust	31,300	845,726
Government Properties Trust	33,200	355,240
Health Care Products & Services Realty Trust, Inc.	22,100	824,330
Health Care REIT, Inc.	12,100	531,190
Hersha Hospitality Trust	193,020	2,273,776
Highland Hospitality Corp.	28,900	514,420
HomeBanc Corp.	25,200	87,948
Hospitality Properties Trust	13,200	617,760
Impac Mortgage Holdings	44,000	220,000
Inland Real Estate Corp.	40,700	746,438
InnKeepers USA Trust	94,000	1,530,320
Kilroy Realty Corp.	6,100	449,875
Lasalle Hotel Properties	33,400	1,548,424
Lexington Corporate Properties Trust	209,900	4,435,187
LTC Properties, Inc.	30,100	779,891
Mack-Cali Realty Corp.	41,500	1,976,645
Maguire Properties, Inc.	15,300	544,068
MFA Mortgage Investments, Inc.	30,000	231,000
National Health Investors, Inc.	20,200	633,068
National Retail Properties, Inc.	47,450	1,147,815
Nationwide Health Properties, Inc.	29,400	919,044
Northstar Realty Finance Corp.	176,940	2,691,257
Omega Health Care Products & Services Investors, Inc.	62,400	1,070,160
Parkway Properties, Inc.	13,600	710,600
Pennsylvania Real Estate Investment Trust	55,400	2,455,882
Post Properties, Inc.	83,200	3,804,736
Quadra Realty Trust, Inc.*	194,000	2,529,760
Rait Investment Trust	42,400	1,184,656
Realty Income	6,600	186,120
Republic Property Trust	114,600	1,316,754
Saul Centers, Inc.	25,100	1,428,190
Senior Housing Properties Trust	56,600	1,352,740
Spirit Finance Corp.	127,200	1,895,280
Sunstone Hotel Investors, Inc.	69,200	1,886,392
Urstadt Biddle Properties	13,100	256,236
Winston Hotels, Inc.	28,000	420,840

		70,387,063

Real Estate Management & Development (0.2%)
Tejon Ranch Co.*	21,350	1,009,855

		1,009,855

Road & Rail (0.8%)
AMERCO*	5,600	391,944
Arkansas Best Corp.	3,500	124,425
Florida East Coast Industries, Inc.	47,260	2,962,729
Genesee & Wyoming, Inc.*	80,450	2,140,775

		5,619,873

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Semiconductors & Semiconductor Equipment (2.1%)
Actel Corp.*	13,100	$216,412
Advanced Energy Industries, Inc.*	14,600	307,184
Amis Holdings, Inc.*	26,500	290,175
Amkor Technology, Inc.*	46,100	575,328
Applied Micro Circuits Corp.*	95,500	348,575
Asyst Technologies, Inc.*	52,100	366,263
Axcelis Technologies, Inc.*	44,300	338,452
Brooks Automation, Inc.*	44,200	758,030
Cirrus Logic, Inc.*	31,900	244,354
Cohu, Inc.	14,700	276,360
Conexant Systems, Inc.*	13,500	22,275
Credence Systems Corp.*	27,700	91,687
Cypress Semiconductor Corp.*	151,000	2,801,050
DSP Group, Inc.*	13,200	250,800
Entegris, Inc.*	91,038	974,107
Genesis Microchip, Inc.*	8,100	75,249
Kopin Corp.*	4,800	16,224
Kulicke & Soffa Industries, Inc.*	23,300	215,525
Lattice Semiconductor Corp.*	34,400	201,240
Mattson Technology, Inc.*	11,600	105,560
MKS Instruments, Inc.*	25,000	638,000
On Semiconductor Corp.*	36,600	326,472
Pericom Semiconductor Corp.*	7,300	71,394
Photronics, Inc.*	45,400	705,970
RF Micro Devices, Inc.*	91,500	570,045
Silicon Image, Inc.*	250,950	2,047,752
Silicon Storage Technology, Inc.*	17,600	86,768
Skyworks Solutions, Inc.*	30,800	177,100
Standard Microsystems Corp.*	14,100	430,614
Zoran Corp.*	15,700	267,214

		13,796,179

Software (3.9%)
Actuate Corp.*	271,100	1,415,142
Agile Software*	184,100	1,279,495
Altiris, Inc.*	13,600	447,576
Aspen Technology, Inc.*	33,600	436,800
Corel Corp. ADR*	70,418	904,871
eSPEED, Inc.*	3,100	29,450
Fair Issac Corp.	87,600	3,388,368
Lawson Software, Inc.*	42,100	340,589
Macrovision Corp.*	73,750	1,847,438
Magma Design Automation, Inc.*	21,500	257,140
Mentor Graphics Corp.*	50,500	825,170
Parametric Technology Corp.*	36,020	687,622
Progress Software Corp.*	14,900	464,880
QAD, Inc.	7,300	66,430
Quest Software, Inc.*	15,600	253,812
SPSS, Inc.*	3,100	111,910
Sybase, Inc.*	240,900	6,089,952
THQ, Inc.*	115,550	3,950,654
Tibco Software, Inc.*	356,890	3,040,703

		25,838,002

Specialty Retail (2.5%)
Aaron Rents, Inc.	6,250	165,250
Asbury Automotive Group, Inc.	73,200	2,067,900
Blockbuster, Inc.*	40,500	260,820
Charming Shoppes*	72,800	942,760
Christopher & Banking Corp.	23,000	447,810
CSK Auto Corp.*	19,900	342,280
Dress Barn, Inc.*	14,800	307,988
Genesco, Inc.*	12,400	514,972
Group 1 Automotive, Inc.	66,900	2,660,613
Guitar Center, Inc.*	33,350	1,504,752
Lithia Motors, Inc., Class A	13,600	372,776
MarineMax, Inc.*	11,300	261,934
Pacific Sunwear of California, Inc.*	35,000	729,050
Payless ShoeSource, Inc.*	24,600	816,720
Rent-A-Center, Inc.*	31,600	884,168
Shoe Carnival, Inc.*	6,800	226,440
Sonic Automotive, Inc.	12,100	344,850
Stage Stores, Inc.	46,425	1,082,167
Talbots, Inc.	29,700	701,514
The Finish Line, Inc.	123,000	1,549,800
Tween Brands, Inc.*	2,900	103,588

		16,288,152

Telephones (0.0%)
Level 3 Communications, Inc.*	46,234	282,027

		282,027

Textiles, Apparel & Luxury Goods (1.8%)
Brown Shoe Co., Inc.	40,400	1,696,800
Cole (Kenneth) Productions, Inc.	2,300	59,041
Deckers Outdoor Corp.*	4,900	347,998
Kellwood Co.	46,500	1,363,845
Maidenform Brands, Inc.*	32,500	749,775
Movado Group, Inc.	11,300	332,785
Oxford Industries, Inc.	2,500	123,600
Perry Ellis International, Inc.*	51,350	1,642,686
Phillips-Van Heusen Corp.	39,200	2,304,960
Quiksilver, Inc.*	19,700	228,520
Skechers U.S.A., Inc.*	26,700	896,319
Stride Rite Corp.	72,250	1,111,927
The Warnaco Group, Inc.*	23,700	673,080
UniFirst Corp.	4,850	186,095
Wolverine World Wide, Inc.	5,900	168,563

		11,885,994

Thrifts & Mortgage Finance (1.8%)
Accredited Home Lenders Holding Co.*	14,300	132,561
Bankunited Financial Corp.	19,100	405,111
Berkshire Hills Bancorp, Inc.	1,000	33,650
CharterMac	20,600	398,610
City Bank	10,200	327,522
Corus Bankshares, Inc.	75,400	1,286,324
Dime Community Bancshares	18,250	241,447
Doral Financial Corp. ADR - PR*	28,000	45,920
Downey Financial Corp.	13,200	851,928
Federal Agricultural Mortgage Corp., Class C	5,300	144,160
First Financial Holdings, Inc.	5,500	190,300
First Niagara Financial Group, Inc.	77,796	1,082,142
First Place Financial Corp.	14,100	302,445
FirstFed Financial Corp.*	12,000	681,960
Flagstar Bancorp	22,600	270,070
Franklin Bank Corp.*	58,800	1,050,756
ITLA Capital Corp.	5,200	270,504
MAF Bancorp, Inc.	35,743	1,477,616
Ocwen Financial Corp.*	23,000	296,010
Partners Trust Financial Group	41,900	478,917
Tierone Corp.	23,000	621,920
TrustCo Bank Corp.	36,400	348,712
United Community Financial Corp.	29,800	329,290

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Value Fund

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	9,000	$580,320

		11,848,195

Tobacco (0.7%)
Alliance One Int’l, Inc.*	262,800	2,425,644
Loews Corp. - Carolina Group	17,300	1,308,053
Universal Corp.	16,400	1,006,140

		4,739,837

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	97,550	2,392,902
Electro Rent Corp.*	9,700	139,680
Interline Brands, Inc.*	40,000	876,800
Kaman Corp., Class A	56,700	1,321,677
UAP Holding Corp.	22,500	581,625
Watsco, Inc.	7,600	388,132
Williams Scotsman International, Inc.*	26,555	522,071

		6,222,887

Transportation (1.0%)
Genesis Lease Ltd. Sponsored ADR - IE*	114,500	2,994,175
GulfMark Offshore Services, Inc.*	14,700	641,655
OMI Corp.	111,900	3,005,634

		6,641,464

Water Utilities (0.1%)
American States Water Co.	7,600	280,212
SJW Corp.	15,400	623,392

		903,604

Wireless Telecommunication Services (0.1%)
Centennial Communications*	21,400	176,122
Dobson Communications Corp., Class A*	55,800	479,322

		655,444

Total Common Stocks (Cost $561,368,619)		641,738,349

U.S. TREASURY NOTE (0.1%)
U.S. Treasury Notes, 4.25%, 11/30/07	$595,000	592,118

CASH EQUIVALENT (2.3%)
AIM Liquid Assets Portfolio, 5.11%, 04/01/42	15,541,765	15,541,765

Total Investments (Cost $577,502,695) (b) — 99.1%		657,872,232
Other assets in excess of liabilities — 0.9%		5,953,068

NET ASSETS — 100.0%		$663,825,300

*	Denotes a non-income producing security.
(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
CH	Switzerland
IE	Ireland
REIT	Real Estate Investment Trust

At March 31, 2007 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
27	Russell 2000 Future	06/15/07	$10,908,000	$198,347

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Growth Fund

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace & Defense (1.6%)
Ceradyne, Inc.*	19,366	$1,060,095
Ladish Co., Inc.*	28,600	1,076,504

		2,136,599

Auto Components (1.1%)(a)
LKQ Corp.*	67,394	1,473,233

		1,473,233

Biotechnology (1.8%)
FEI Co.*	27,100	977,226
Omrix Biopharmaceuticals, Inc.*	37,645	1,440,674

		2,417,900

Capital Markets (0.5%)
TradeStation Group, Inc.*	57,700	726,443

		726,443

Chemicals (0.9%)
Zoltek Cos., Inc.*	34,700	1,212,071

		1,212,071

Commercial Services & Supplies (3.5%)
Corporate Executive Board Co.	17,000	1,291,320
CoStar Group, Inc.*(a)	12,700	567,436
CRA International, Inc.*	13,646	712,048
Kenexa Corp.*	37,500	1,167,375
Mobile Mini, Inc.*(a)	34,500	923,910

		4,662,089

Communications Equipment (3.8%)
Acme Packet, Inc.*	73,919	1,092,523
Bigband Networks, Inc.*	28,800	518,688
Comtech Group, Inc.*(a)	47,600	832,048
Interactive Intelligence, Inc.*	20,500	312,420
Occam Networks, Inc.*	15,800	176,486
Oplink Communications, Inc.*	63,500	1,141,095
OpNext, Inc.*	16,000	236,640
Optium Corp.*	39,500	766,695

		5,076,595

Computers & Peripherals (1.0%)
Rackable Systems, Inc.*(a)	48,700	826,439
STEC, Inc.*	81,600	574,464

		1,400,903

Construction & Engineering (2.1%)
Chicago Bridge & Iron Co.	61,900	1,903,425
Desarrolladora Homex SA de CV ADR - MX*	16,647	964,694

		2,868,119

Diversified Consumer Services (2.2%)
ITT Educational Services, Inc.*	23,400	1,906,866
Sotheby’s Holdings, Inc.	22,800	1,014,144

		2,921,010

Diversified Financial Services (1.5%)(a)
Financial Federal Corp.	78,375	2,062,830

		2,062,830

Diversified Telecommunication Services (0.2%)
Atlantic Tele-Network, Inc.	11,200	292,656

		292,656

Electrical Equipment (0.1%)
Canadian Solar, Inc.*	8,100	78,975

		78,975

Electronic Equipment & Instruments (1.6%)
Daktronics, Inc.	34,300	941,192
DTS, Inc.*(a)	27,000	654,210
IPG Photonics Corp.*	27,300	524,160

		2,119,562

Energy Equipment & Services (1.4%)
Allis-Chalmers Energy, Inc.*	28,300	445,725
Drill-Quip, Inc.*	17,100	740,088
Hercules Offshore, Inc.*	25,500	669,630

		1,855,443

Food & Staples Retailing (1.5%)
Central European Distribution Corp.*	42,250	1,229,897
United Natural Foods, Inc.*(a)	25,100	769,064

		1,998,961

Food Products (0.3%)
SunOpta, Inc.*	33,000	392,700

		392,700

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.*	22,700	553,199
Kyphon, Inc.*(a)	61,390	2,771,145
LifeCell Corp.*	13,600	339,592
Natus Medical, Inc.*	40,600	721,462
Palomar Medical Technologies, Inc.*	14,137	564,773

		4,950,171

Health Care Providers & Services (5.8%)
HealthExtras, Inc.*	36,300	1,044,714
Healthspring, Inc.*	49,600	1,168,080
Healthways, Inc.*(a)	60,823	2,843,475
InVentiv Health, Inc.*	19,071	730,229
LHC Group, Inc.*	27,600	895,068
Nighthawk Radiology Holdings, Inc.*	43,000	782,170
Visicu, Inc.*(a)	34,700	270,660

		7,734,396

Health Care Technology (5.4%)
Allscripts Healthcare Solutions, Inc.*(a)	121,154	3,248,139
Cerner Corp.*(a)	38,500	2,096,325
Systems Xcellence, Inc.*	21,235	400,067
Vital Images, Inc.*(a)	45,300	1,506,678

		7,251,209

Hotels, Restaurants & Leisure (5.0%)(a)
Gaylord Entertainment Co.*	45,700	2,416,159
Panera Bread Co.*	20,600	1,216,636
Scientific Games Corp.*	56,100	1,841,763
Vail Resorts, Inc.*	22,900	1,244,157

		6,718,715

Insurance (0.3%)
eHealth, Inc.*	15,500	365,025

		365,025

Internet & Catalog Retail (2.2%)
Knot, Inc. (The)*	31,400	676,042
SINA Corp.*	34,400	1,156,184
Stamps.com, Inc.*(a)	48,300	694,071
VistaPrint Ltd.*(a)	10,900	417,470

		2,943,767

Internet Software & Services (10.2%)
aQuantive, Inc.*	53,602	1,496,032

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Growth Fund

Internet Software & Services (continued)
Ctrip.com International Ltd. ADR - CN	7,410	$496,359
Dealertrack Holdings, Inc.*	60,000	1,843,200
DivX, Inc.*	42,400	849,696
Gmarket, Inc. ADR - KR*	44,400	771,228
Liquidity Services, Inc.*	40,900	692,846
Loopnet, Inc.*(a)	50,500	863,045
Opsware, Inc.*	79,800	578,550
Smith Micro Software, Inc.*	48,700	907,281
Sourcefire, Inc.*	26,300	463,669
Synchronoss Technologies, Inc.*	14,100	245,340
Travelzoo, Inc.*	19,000	698,630
ValueClick, Inc.*	60,549	1,582,145
WebEx Communications, Inc.*	39,400	2,240,284

		13,728,305

IT Services (2.8%)
CheckFree Corp.*	50,106	1,858,432
Euronet Worldwide, Inc.*(a)	34,300	921,298
Exlservice Holdings, Inc.*	33,400	689,042
RightNow Technologies, Inc.*	14,196	232,530

		3,701,302

Machinery (2.4%)
Bucyrus International, Inc., Class A(a)	27,600	1,421,400
Dynamic Materials Corp.*	21,700	710,024
Kadant, Inc.*	31,500	798,840
TurboChef Technologies, Inc.*	22,843	347,670

		3,277,934

Media (1.8%)
Focus Media Holding Ltd. ADR - KY*	29,877	2,344,149

		2,344,149

Metals & Mining (0.7%)
Brush Engineered Materials, Inc.*	20,000	969,400

		969,400

Oil, Gas & Consumable Fuels (3.5%)
ATP Oil & Gas Corp.*	17,991	676,461
Bill Barrett Corp.*(a)	45,700	1,481,137
Carrizo Oil & Gas, Inc.*	34,134	1,193,325
GMX Resources, Inc.*	14,400	442,512
Newfield Exploration Co.*	21,900	913,449

		4,706,884

Other Financial (0.4%)
FCStone Group, Inc.*	5,500	205,260
Pinnacle Financial Partners, Inc.*	11,900	363,069

		568,329

Personal Products (0.8%)
Bare Escentuals, Inc.*	30,100	1,079,687

		1,079,687

Pharmaceuticals (1.8%)
Adams Respiratory Therapeutics, Inc.*(a)	23,800	800,394
Salix Pharmaceuticals, Inc.*	59,108	744,761
Sciele Pharma, Inc.*	37,248	882,032

		2,427,187

Road & Rail (2.9%)
J.B. Hunt Transport Services, Inc.	70,800	1,857,792
Kansas City Southern Industries, Inc.*	56,250	2,001,375

		3,859,167

Semiconductors & Semiconductor Equipment (4.9%)
Atheros Communications*	66,300	1,586,559
Sigma Designs, Inc.*	35,800	940,108
Supertex, Inc.*	22,200	737,262
Tessera Technologies, Inc.*	39,944	1,587,375
Trident Microsystems, Inc.*	84,500	1,695,070

		6,546,374

Software (9.2%)
Blabkbaud, Inc.	101,000	2,466,420
Blackboard, Inc.*(a)	59,500	2,000,985
Concur Technologies, Inc.*	55,700	972,522
EPIQ Systems, Inc.*(a)	39,010	795,024
FactSet Research Systems, Inc.(a)	30,875	1,940,494
Falconstor Software, Inc.*	82,400	858,608
Innerworkings, Inc.*	78,800	929,840
MICROS Systems, Inc.*	17,100	923,229
Vasco Data Security International, Inc.*	82,300	1,470,701

		12,357,823

Specialty Retail (3.7%)
Citi Trends, Inc.*	28,300	1,209,542
O’Reilly Automotive, Inc.*	52,800	1,747,680
Zumiez, Inc.*(a)	49,700	1,993,964

		4,951,186

Textiles, Apparel & Luxury Goods (2.6%)
Heelys, Inc.*(a)	55,400	1,625,436
Iconix Brand Group, Inc.*	47,600	971,040
Volcom, Inc.*	27,400	941,464

		3,537,940

Wireless Telecommunication Services (1.6%)
Novatel Wireless, Inc.*	58,300	935,132
Sierra Wireless, Inc.*	78,200	1,226,958

		2,162,090

Total Common Stocks (Cost $100,646,263)		129,877,129

REPURCHASE AGREEMENTS (3.3%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $4,502,963, collateralized by U.S. Government Agency Mortgages with a market value of $4,591,010	$4,500,990	4,500,990

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (22.1%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $18,645,982 collateralized by U.S. Government Agency Mortgages with market value of $19,010,267	18,637,517	18,637,517

CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	$1,000,000	$1,000,000

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide Multi-Manager NVIT Small Cap Growth Fund

Deutsche Bank London, Time Deposit, 5.34%, 06/01/07	1,000,000	1,000,000
Dexia Bank Paris, Time Deposit, 5.34%, 06/01/07	1,000,000	1,000,000
GE Life & Annuity Funding Agreement, 5.42%, 04/30/08	1,000,000	1,000,000
Lexington Parker Capital, Commercial Paper, 5.29%, 04/02/07	4,977,310	4,977,310
Tango Finance Corp., Medium Term Note, 5.39%, 10/15/07	1,002,246	1,002,246
Wachovia Bank N.A., Bank Note, 5.36%, 02/23/09	1,000,000	1,000,000
Total Securities Held As Collateral For Securities On Loan (Cost $29,617,072)		29,617,073

Total Investments (Cost $134,764,325) (b) — 122.2%		163,995,192
Liabilities in excess of other assets — (22.2)%		(29,778,440)

NET ASSETS — 100.0%		$134,216,752

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
CN	China
KR	Korea
KY	Cayman Islands
MX	Mexico

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

	Shares	Value
COMMON STOCKS (96.0%)
Australia (2.8%)
Diversified Telecommunication Services— 2.8%
Telstra Corp., Ltd.	652,600	$1,694,516

Bermuda (3.4%)
Consumer Finance— 3.4%
Lazard Ltd.	42,200	2,117,596

China (1.0%)
Construction & Engineering— 1.0%
China Communications Construction Co. Ltd.*	506,000	610,099

Germany (8.7%)(a)
Automobiles— 4.0%(b)
Volkswagen AG	16,400	2,463,180

Machinery— 4.7%
MAN AG	24,590	2,864,291

		5,327,471

Hong Kong (1.9%)(a) (b)
Real Estate Management & Development— 1.9%
New World Development Co., Ltd.	528,000	1,192,609

Italy (2.5%)(a)
Commercial Bank— 2.5%
UniCredito Italiano SPA	161,300	1,535,771

Japan (14.6%)(a)
Automobiles— 4.3%
Toyota Motor Corp.	41,300	2,645,339

Road & Rail— 3.4%
East Japan Railway Co.	268	2,084,832

Software— 3.4%
Nintendo Co., Ltd.	7,100	2,060,498

Tobacco— 3.5%(b)
Japan Tobacco, Inc.	443	2,172,093

		8,962,762

Netherlands (6.7%)(a) (b)
Household Durables— 3.8%
Koninklijke Philips Electronics NV	62,200	2,370,533

Metals & Mining— 2.9%
Mittal Steel Co. NV	33,300	1,770,547

		4,141,080

Switzerland (3.6%)(a)
Capital Markets— 3.6%
Julius Baer Holding, Ltd.	16,000	2,193,446

United Kingdom (14.4%)(a)
Airline— 2.1%
British Airways PLC*	138,300	1,324,896

Commercial Bank— 3.1%
Barclays PLC	134,000	1,899,857

Multiline Retail— 2.9%
Marks & Spencer Group PLC	134,200	1,787,132
Oil, Gas & Consumable Fuels— 3.0%
BP PLC	169,300	1,829,695

Pharmaceutical— 3.3%
GlaxoSmithKline PLC	73,200	2,020,313

		8,861,893

United States (36.4%)
Air Freight & Logistics— 2.8%
FedEx Corp.	16,100	1,729,623

Commercial Services & Supplies— 2.3%
Western Union Co.	66,000	1,448,700

Computers & Peripherals— 4.7%
Apple Computer, Inc.*	30,972	2,877,609

Consumer Finance— 2.4%
Fortress Investment Group LLC	52,500	1,505,700

Food Products— 2.7%
Kellogg Co.	32,300	1,661,189

Hotels, Restaurants & Leisure— 4.8%
McDonald’s Corp.	39,100	1,761,455
Starwood Hotels & Resorts Worldwide, Inc.	18,500	1,199,725

		2,961,180

Media— 6.9%
Comcast Corp., Class A*	77,602	2,013,772
News Corp. Inc. - CDI(a)	38,700	949,385
News Corp., Class B	51,800	1,267,546

		4,230,703

Real Estate Management & Development— 4.0%
CB Richard Ellis Group, Inc., Class A*	72,100	2,464,378

Road & Rail— 3.0%
Union Pacific Corp.	18,000	1,827,900

Software— 2.8%
Adobe Systems, Inc.*	41,000	1,709,700

		22,416,682

Total Common Stocks (Cost $51,962,816)		59,053,925

	Principal Amount	Value
REPURCHASE AGREEMENTS (1.6%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, repurchase price $999,286, collateralized by U.S. Government Agency Mortgages with a market value of $1,018,825	$998,848	998,848

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (12.9%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $7,876,635, collateralized by U.S. Government Agency Mortgages with market value of $8,030,520	7,873,059	7,873,059
Beta Finance, Inc. Medium Term Note, 5.37%, 04/02/07	100,000	100,000

Total Securities Held As Collateral For Securities On Loan (Cost $7,973,059)		7,973,059

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

Total Investments (Cost $60,934,723) (c) — 110.5%	68,025,832
Liabilities in excess of other assets — (10.5)%	(6,488,658)

NET ASSETS — 100.0%	$61,537,174

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	All or a part of the security was on loan as of March 31, 2007.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

NVIT Mid Cap Index Fund

	Shares	Value
COMMON STOCKS (88.0%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.*(a)	20,600	$1,811,152
DRS Technologies, Inc.(a)	24,000	1,252,080
Precision Castparts Corp.	77,000	8,011,850

		11,075,082

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	121,300	5,012,116

Airlines (0.3%)(a)
AirTran Holdings, Inc.*	49,000	503,230
Alaska Air Group, Inc.*	21,500	819,150
JetBlue Airways Corp.*	95,200	1,095,752

		2,418,132

Auto Components (0.9%)
ArvinMeritor, Inc.(a)	40,825	745,056
Bandag, Inc.(a)	6,400	324,416
BorgWarner Automotive, Inc.	31,500	2,375,730
Gentex Corp.(a)	84,700	1,376,375
Lear Corp.*	41,840	1,527,579
Modine Manufacturing Co.(a)	18,400	421,360

		6,770,516

Automobiles (0.1%)(a)
Thor Industries, Inc.	20,600	811,434

Beverages (0.3%)
Hansen Natural Corp.*(a)	30,500	1,155,340
PepsiAmericas, Inc.	33,400	745,488

		1,900,828

Biotechnology (1.1%)
Cephalon, Inc.*(a)	37,900	2,698,859
Martek Biosciences Corp.*(a)	19,400	400,028
Millennium Pharmaceuticals, Inc.*	181,587	2,062,828
PDL Biopharma, Inc.*(a)	63,700	1,382,290
Vertex Pharmaceuticals, Inc.*	65,190	1,827,928

		8,371,933

Capital Markets (2.2%)
Eaton Vance Corp.	70,800	2,523,312
Edwards (A.G.), Inc.	44,200	3,057,756
Investors Financial Services Corp.	36,000	2,093,400
Jefferies Group, Inc.	55,400	1,603,830
Nuveen Investments, Inc., Class A	43,650	2,064,645
Raymond James Financial, Inc.(a)	49,125	1,461,960
SEI Investments Co.	34,800	2,096,004
Waddell & Reed Financial, Inc.	50,900	1,186,988

		16,087,895

Chemicals (3.0%)
Airgas, Inc.	42,400	1,787,160
Albemarle Corp.	44,000	1,818,960
Cabot Corp.	36,900	1,761,237
Chemtura Corp.	132,100	1,443,853
Cytec Industries, Inc.	22,400	1,259,776
Ferro Corp.	26,900	581,309
FMC Corp.	23,100	1,742,433
Lubrizol Corp.	37,400	1,927,222
Lyondell Chemical Co.	121,700	3,647,349
Minerals Technologies, Inc.	12,400	770,784
Olin Corp.	40,100	679,294
RPM, Inc.	64,800	1,496,880
Scotts Miracle-Gro Co. (The)(a)	27,800	1,224,034
Sensient Technologies Corp.(a)	25,800	665,124
Valspar Corp.	55,700	1,550,131

		22,355,546

Commercial Banks (2.4%)
Associated Banc Corp.(a)	77,415	2,601,144
Bank of Hawaii Corp.	29,600	1,569,688
Cathay General Bancorp, Inc.(a)	27,500	934,450
City National Corp.	24,000	1,766,400
Colonial Bancgroup, Inc.	90,800	2,247,300
Cullen/Frost Bankers, Inc.	32,560	1,703,865
FirstMerit Corp.(a)	43,700	922,507
Greater Bay Bancorp(a)	27,600	742,164
SVB Financial Group*(a)	21,200	1,030,108
TCF Financial Corp.	62,100	1,636,956
West America Bankcorp(a)	19,100	920,047
Wilmington Trust Corp.	37,500	1,581,375

		17,656,004

Commercial Services & Supplies (3.4%)
Adesa, Inc.	49,100	1,356,633
Brink’s Co. (The)	27,900	1,770,255
ChoicePoint, Inc.*	48,433	1,812,847
Copart, Inc.*	38,300	1,072,783
Corporate Executive Board Co.	23,100	1,754,676
Deluxe Corp.	27,500	922,075
Dun & Bradstreet Corp.	36,400	3,319,680
Herman Miller, Inc.	37,200	1,245,828
HNI Corp.(a)	28,400	1,304,412
Kelly Services, Inc.	10,500	338,100
Korn/Ferry International*(a)	23,200	532,208
Manpower, Inc.	50,200	3,703,254
Mine Safety Appliances Co.(a)	15,500	651,930
Navigant Consulting, Inc.*(a)	28,000	553,280
Republic Services, Inc.	100,650	2,800,083
Rollins, Inc.(a)	16,200	372,762
Stericycle, Inc.*	25,800	2,102,700

		25,613,506

Communications Equipment (2.0%)
3COM Corp.*	230,600	901,646
Adtran, Inc.(a)	38,600	939,910
Andrew Corp.*(a)	82,300	871,557
Avocent Corp.*	30,400	819,888
CommScope, Inc.*	34,800	1,492,920
Dycom Industries, Inc.*(a)	22,100	575,926
F5 Networks, Inc.*	23,800	1,586,984
Harris Corp.	76,100	3,877,295
NeuStar, Inc.*	37,260	1,059,674
Plantronics, Inc.(a)	25,800	609,396
Polycom, Inc.*	48,300	1,609,839
Powerwave Technologies, Inc.*(a)	67,100	381,799
UT Starcom, Inc.*(a)	63,000	522,270

		15,249,104

Computers & Peripherals (0.8%)
Diebold, Inc.	39,000	1,860,690
Imation Corp.	20,900	843,942
Palm, Inc.*(a)	58,800	1,066,044
Western Digital Corp.*	123,200	2,070,992

		5,841,668

Construction & Engineering (0.8%)
Granite Construction, Inc.(a)	20,150	1,113,489
Jacobs Engineering Group, Inc.*	67,000	3,125,550

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Mid Cap Index Fund

Quanta Services, Inc.*	65,200	1,644,344

		5,883,383

Construction Materials (0.7%)
Florida Rock Industries, Inc.	27,700	1,863,933
Martin Marietta Materials, Inc.	26,500	3,582,800

		5,446,733

Consumer Finance (0.2%)
AmeriCredit Corp.*	66,890	1,529,105

Containers & Packaging (0.4%)
Packaging Corp. of America	43,100	1,051,640
Sonoco Products Co.	54,300	2,040,594

		3,092,234

Diversified Consumer Services (1.5%)
Career Education Corp.*	55,500	1,692,750
Corinthian Colleges, Inc.*(a)	47,100	647,625
DeVry, Inc.(a)	32,100	942,135
Global Payments, Inc.	39,690	1,351,841
ITT Educational Services, Inc.*	19,700	1,605,353
Laureate Education, Inc.*	28,200	1,662,954
Regis Corp.	26,300	1,061,731
Sotheby’s Holdings, Inc.(a)	32,800	1,458,944
Strayer Education, Inc.(a)	7,200	900,000

		11,323,333

Diversified Financial Services (0.6%)
Broadridge Financial Solutions, Inc.*	79,740	1,570,878
Leucadia National Corp.(a)	90,100	2,650,742

		4,221,620

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	134,900	634,030

Electric Utilities (2.1%)
DPL, Inc.(a)	66,700	2,073,703
Duquesne Light Holdings, Inc.(a)	48,200	953,878
Gilead Sciences, Inc.	84,400	2,765,788
Great Plains Energy, Inc.(a)	47,900	1,554,355
Hawaiian Electric Industries, Inc.(a)	44,400	1,153,956
Idacorp, Inc.(a)	26,200	886,608
Pepco Holdings, Inc.(a)	105,538	3,062,713
Sierra Pacific Resources*	121,010	2,103,154
Westar Energy, Inc.	47,600	1,309,952

		15,864,107

Electrical Equipment (1.0%)
Ametek, Inc.	58,050	2,005,047
Hubbell, Inc.	33,200	1,601,568
Roper Industries, Inc.	47,900	2,628,752
Thomas & Betts Corp.*	29,500	1,440,190

		7,675,557

Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	50,800	3,280,156
Arrow Electronics, Inc.*	67,400	2,544,350
Avnet, Inc.*	75,200	2,717,728
CDW Corp.	35,200	2,162,336
Ingram Micro, Inc.*	75,700	1,461,767
Kemet Corp.*	47,500	363,375
National Instruments Corp.	30,350	796,080
Newport Corp.*(a)	21,900	358,503
Tech Data Corp.*	32,800	1,174,568
Vishay Intertechnology, Inc.*	101,350	1,416,873

		16,275,736

Energy Equipment & Services (2.8%)
Cameron International Corp.*	65,000	4,081,350
FMC Technologies, Inc.*	40,021	2,791,865
Grant Prideco, Inc.*	74,200	3,698,128
Hanover Compressor Co.*(a)	56,423	1,255,412
Helmerich & Payne, Inc.	57,500	1,744,550
Patterson-UTI Energy, Inc.	94,800	2,127,312
Pride International, Inc.*	91,300	2,748,130
Tidewater, Inc.(a)	34,700	2,032,726

		20,479,473

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	37,100	1,255,093
Ruddick Corp.(a)	18,900	568,512

		1,823,605

Food Products (0.8%)
Hormel Foods Corp.	40,000	1,487,600
J.M. Smucker Co.	34,067	1,816,452
Lancaster Colony Corp.(a)	13,700	605,403
Smithfield Foods, Inc.*	57,600	1,725,120
Tootsie Roll Industries, Inc.(a)	14,502	434,637

		6,069,212

Gas Utilities (1.5%)
AGL Resources, Inc.	42,600	1,819,872
Equitable Resources, Inc.	69,900	3,377,568
National Fuel Gas Co.(a)	49,200	2,128,392
Oneok, Inc.	60,700	2,731,500
WGL Holdings, Inc.(a)	28,300	905,034

		10,962,366

Health Care Equipment & Supplies (2.7%)
Advanced Medical Optics, Inc.*(a)	34,786	1,294,039
Beckman Coulter, Inc.(a)	36,400	2,325,596
Cytyc Corp.*	63,200	2,162,072
Dentsply International, Inc.	89,700	2,937,675
Edwards Lifesciences Corp.*	32,500	1,647,750
Gen-Probe, Inc.*	28,500	1,341,780
Hillenbrand Industry, Inc.	35,800	2,125,446
Intuitive Surgical, Inc.*(a)	21,300	2,589,441
ResMed, Inc.*	38,900	1,959,393
Steris Corp.	39,600	1,051,776
Ventana Medical Systems, Inc.*(a)	18,270	765,513

		20,200,481

Health Care Providers & Services (3.2%)
Apria Healthcare Group, Inc.*	23,200	748,200
Community Health Systems, Inc.*	53,400	1,882,350
Health Management Associates, Inc., Class A(a)	139,050	1,511,474
Health Net, Inc.*	63,700	3,427,697
Henry Schein, Inc.*	48,800	2,692,784
LifePoint Hospitals, Inc.*	33,800	1,291,836
Lincare Holdings, Inc.*	51,930	1,903,234
Omnicare, Inc.	69,000	2,744,130
Psychiatric Solutions, Inc.*(a)	31,300	1,261,703
Triad Hospitals, Inc.*	50,008	2,612,918
Universal Health Services, Inc.	33,600	1,923,936
VCA Antech, Inc.*	45,800	1,662,998

		23,663,260

Health Care Technology (0.5%)
Cerner Corp.*(a)	37,530	2,043,508
Wellcare Health Plans, Inc.*	18,990	1,618,898

		3,662,406

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Mid Cap Index Fund

Hotels, Restaurants & Leisure (1.6%)
Applebee’s International, Inc.	44,950	1,113,861
Bob Evans Farms, Inc.	19,500	720,525
Boyd Gaming Corp.	23,900	1,138,596
Brinker International, Inc.	73,050	2,388,735
CBRL Group, Inc.	9,900	458,370
Cheesecake Factory, Inc. (The)*(a)	46,950	1,251,217
International Speedway Corp.	19,300	997,810
OSI Restaurant Partners, Inc.	40,600	1,603,700
Ruby Tuesday, Inc.(a)	31,800	909,480
Scientific Games Corp.*(a)	38,300	1,257,389

		11,839,683

Household Durables (1.3%)
American Greetings Corp., Class A(a)	34,600	803,066
Beazer Homes USA, Inc.(a)	23,300	676,399
Blyth Industries, Inc.(a)	14,500	306,095
Furniture Brands International, Inc.(a)	30,000	473,400
Hovnanian Enterprises, Inc.*(a)	21,000	528,360
M.D.C. Holdings, Inc.(a)	19,300	927,751
Mohawk Industries Co.*(a)	29,600	2,428,680
Ryland Group, Inc. (The)(a)	25,700	1,084,283
Toll Brothers, Inc.*	70,100	1,919,338
Tupperware Corp.	33,500	835,155

		9,982,527

Household Products (0.6%)
Church & Dwight, Inc.(a)	35,350	1,779,872
Energizer Holdings, Inc.*	33,460	2,855,142

		4,635,014

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	33,400	1,433,862
Sequa Corp., Class A*(a)	3,500	419,195
Teleflex, Inc.	23,700	1,613,259

		3,466,316

Insurance (4.0%)
American Financial Group, Inc.	38,550	1,312,242
Arthur J. Gallagher & Co.(a)	57,100	1,617,643
Brown & Brown, Inc.	63,100	1,704,962
Everest Re Group Ltd.	37,600	3,615,992
Fidelity National Title Group, Inc., Class A	119,465	2,868,355
First American Financial Corp.	56,000	2,840,320
Hanover Insurance Group, Inc.	29,000	1,337,480
HCC Insurance Holdings, Inc.	61,150	1,883,420
Horace Mann Educators Corp.	23,500	482,925
Mercury General Corp.(a)	19,500	1,034,280
Ohio Casualty Corp.	34,700	1,039,265
Old Republic International Corp.	130,837	2,894,114
Protective Life Corp.	38,200	1,682,328
Stancorp Financial Group, Inc.	30,000	1,475,100
Unitrin, Inc.	24,800	1,167,336
W.R. Berkley Corp.	95,750	3,171,240

		30,127,002

Internet & Catalog Retail (0.2%)(a)
Coldwater Creek, Inc.*	33,400	677,352
Netflix, Inc.*	34,650	803,534

		1,480,886

Internet Software & Services (0.2%)
ValueClick, Inc.*	54,900	1,434,537

IT Services (2.0%)
Acxiom Corp.	36,600	782,874
Alliance Data Systems Corp.*(a)	38,100	2,347,722
BISYS Group, Inc. (The)*	66,200	758,652
Ceridian Corp.*	76,400	2,661,776
CheckFree Corp.*(a)	51,500	1,910,135
CSG Systems International, Inc.*	26,600	665,532
DST Systems, Inc.*(a)	34,400	2,586,880
Gartner Group, Inc.*(a)	32,000	766,400
MoneyGram International, Inc.(a)	46,800	1,299,168
MPS Group, Inc.*	55,800	789,570
SRA International, Inc.*(a)	21,800	531,048

		15,099,757

Leisure Equipment & Products (0.1%)(a)
Callaway Golf Co.	36,000	567,360

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*(a)	36,900	1,109,583
Charles River Laboratories International, Inc.*	40,000	1,850,400
Covance, Inc.*	36,800	2,183,712
Invitrogen Corp.*	28,330	1,803,205
Pharmaceutical Product Development, Inc.	57,100	1,923,699
Techne Corp.*	21,500	1,227,650
Varian, Inc.*(a)	17,000	990,420

		11,088,669

Machinery (3.6%)
AGCO Corp.*	52,700	1,948,319
Crane Co.	27,700	1,119,634
Donaldson Co., Inc.	38,600	1,393,460
Federal Signal Corp.(a)	26,400	409,728
Flowserve Corp.	31,100	1,778,609
Graco, Inc.	37,550	1,470,458
Harsco Corp.	46,000	2,063,560
Joy Global, Inc.	63,100	2,706,990
Kennametal, Inc.	23,300	1,575,313
Lincoln Electric Holdings, Inc.	25,000	1,489,000
Nordson Corp.	20,200	938,492
Oshkosh Truck Corp.	40,800	2,162,400
Pentair, Inc.	55,600	1,732,496
SPX Corp.	34,100	2,393,820
Timken Co. (The)	51,700	1,567,027
Trinity Industries, Inc.(a)	43,700	1,831,904

		26,581,210

Marine (0.2%)(a)
Alexander & Baldwin, Inc.	24,200	1,220,648

Media (1.2%)
Belo Corp., Class A	50,000	933,500
Catalina Marketing Corp.(a)	22,700	716,866
Entercom Communications Corp.(a)	18,600	524,148
Harte-Hanks, Inc.(a)	30,950	853,911
John Wiley & Sons, Inc.	24,300	917,568
Lee Enterprises, Inc.	25,100	754,255
Media General, Inc.(a)	13,200	503,712
Scholastic Corp.*(a)	16,500	513,150
Valassis Communications, Inc.*	26,100	448,659
Washington Post Co.	3,170	2,420,295
Westwood One, Inc.	35,000	240,450

		8,826,514

Metals & Mining (0.9%)
Commercial Metals Co.	66,300	2,078,505

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Mid Cap Index Fund

Reliance Steel & Aluminum Co.	36,800	1,781,120
Steel Dynamics, Inc.	53,400	2,306,880
Worthington Industries, Inc.(a)	39,200	806,736

		6,973,241

Multi-Utilities (3.2%)
Alliant Energy Corp.	68,900	3,088,098
Aquila, Inc.*	204,700	855,646
Black Hills Corp.	20,600	757,462
Energy East Corp.(a)	86,490	2,106,896
MDU Resources Group, Inc.(a)	99,450	2,858,193
Nstar(a)	58,600	2,058,032
Oklahoma Gas & Electric Co.	53,700	2,083,560
PNM, Inc.	42,050	1,358,215
Puget Energy, Inc.	63,300	1,625,544
Scana Corp.	64,200	2,771,514
Vectren Corp.(a)	41,700	1,192,620
Wisconsin Energy Corp.	66,500	3,226,580

		23,982,360

Multiline Retail (0.6%)
99 Cents Only Stores*(a)	26,300	387,399
Dollar Tree Stores, Inc.*	59,650	2,281,016
Saks, Inc.	80,700	1,681,788

		4,350,203

Office Electronics (0.2%)(a)
Zebra Technologies Corp., Class A*	38,600	1,490,346

Oil, Gas & Consumable Fuels (4.5%)
Arch Coal, Inc.(a)	80,600	2,473,614
Cimarex Energy Co.(a)	48,690	1,802,504
Denbury Resources, Inc.*	65,700	1,957,203
Encore Acquisition Co.*(a)	31,050	751,100
Forest Oil Corp.*(a)	32,800	1,094,536
Frontier Oil Corp.	63,900	2,085,696
Newfield Exploration Co.*	74,400	3,103,224
Noble Energy, Inc.	98,330	5,865,384
Overseas Shipholding Group, Inc.(a)	17,600	1,101,760
Pioneer Natural Resources Co.	71,800	3,095,298
Plains Exploration & Production Co.*	41,080	1,854,351
Pogo Producing Co.(a)	33,900	1,630,590
Quicksilver Resources, Inc.*(a)	32,900	1,308,433
Southwestern Energy Co.*	95,600	3,917,688
Superior Energy Services, Inc.*	48,870	1,684,549

		33,725,930

Paper & Forest Products (0.3%)
Bowater, Inc.(a)	33,400	795,588
Glatfelter Co.(a)	24,200	360,822
Louisiana-Pacific Corp.	58,410	1,171,705

		2,328,115

Personal Products (0.1%)
Alberto-Culver Co.	42,570	974,002

Pharmaceuticals (0.8%)(a)
Medicis Pharmaceutical Corp.	32,400	998,568
Par Pharmaceutical Cos., Inc.*	18,800	472,256
Perrigo Co.	45,400	801,764
Sepracor, Inc.*	62,900	2,933,027
Valeant Pharmaceuticals International	50,900	880,061

		6,085,676

Real Estate Investment Trusts (REITs) (3.5%)
AMB Property Corp.	55,070	3,237,565
Highwood Properties, Inc.	32,500	1,283,425
Hospitality Properties Trust	47,540	2,224,872
Liberty Property Trust(a)	49,700	2,421,384
Longview Fibre Co.	40,124	988,254
Macerich Co. (The)	40,800	3,768,288
Mack-Cali Realty Corp.	39,410	1,877,098
New Plan Excel Realty Trust	57,200	1,889,316
Potlatch Corp.	22,898	1,048,271
Rayonier, Inc.	44,877	1,929,711
Regency Centers Corp.	39,700	3,316,935
Weingharten Realty Investors(a)	44,000	2,092,640

		26,077,759

Real Estate Management & Development (0.3%)(a)
UDR, Inc.	78,800	2,412,856

Road & Rail (1.0%)
Avis Budget Group, Inc.*	55,040	1,503,693
Con-way, Inc.	27,500	1,370,600
J.B. Hunt Transport Services, Inc.	62,900	1,650,496
Swift Transportation Co., Inc.*	31,500	981,540
Werner Enterprises, Inc.(a)	28,450	516,936
YRC Worldwide, Inc.*(a)	33,400	1,343,348

		7,366,613

Semiconductors & Semiconductor Equipment (3.7%)
Atmel Corp.*	249,800	1,256,494
Cree, Inc.*(a)	41,900	689,674
Cypress Semiconductor Corp.*(a)	101,330	1,879,671
Fairchild Semiconductor International, Inc.*	67,100	1,121,912
Integrated Device Technology, Inc.*	110,530	1,704,373
International Rectifier Corp.*	41,500	1,585,715
Intersil Corp.	82,100	2,174,829
Lam Research Corp.*	81,900	3,877,146
Lattice Semiconductor Corp.*	62,200	363,870
MEMC Electronic Materials, Inc.*	94,700	5,736,926
Micrel, Inc.*(a)	34,900	384,598
Microchip Technology, Inc.	122,200	4,341,766
RF Micro Devices, Inc.*(a)	113,400	706,482
Semtech Corp.*	39,900	537,852
Silicon Laboratories, Inc.*	33,000	987,360
TriQuint Semiconductor, Inc.*(a)	76,691	383,455

		27,732,123

Software (2.5%)
Activision, Inc.*	145,000	2,746,300
Advent Software, Inc.*(a)	10,400	362,648
Cadence Design Systems, Inc.*	159,300	3,354,858
Fair Issac Corp.(a)	34,420	1,331,366
Henry (Jack) & Associates, Inc.	45,200	1,087,060
Macrovision Corp.*(a)	31,800	796,590
McAfee, Inc.*	91,100	2,649,188
Mentor Graphics Corp.*	43,700	714,058
Parametric Technology Corp.*	64,890	1,238,750
Sybase, Inc.*	50,700	1,281,696
Synopsys, Inc.*	78,800	2,066,924
Transaction Systems Architects, Inc.*(a)	20,400	660,756
Wind River Systems, Inc.*	41,000	407,540

		18,697,734

Specialty Retail (5.3%)
Advance Auto Parts, Inc.	60,050	2,314,928
Aeropostale, Inc.*	31,400	1,263,222

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Mid Cap Index Fund

Specialty Retail (continued)
American Eagle Outfitters Ltd.	115,200	3,454,848
AnnTaylor Stores Corp.*	42,500	1,648,150
Barnes & Noble, Inc.	30,600	1,207,170
Borders Group, Inc.(a)	36,600	747,372
Carmax, Inc.*	120,800	2,964,432
Charming Shoppes*	70,500	912,975
Chico’s FAS, Inc.*(a)	101,700	2,484,531
Claire’s Stores, Inc.	56,000	1,798,720
Dick’s Sporting Goods, Inc.*	20,520	1,195,495
Foot Locker, Inc.	87,200	2,053,560
Gamestop Corp.*	86,800	2,827,076
O’Reilly Automotive, Inc.*(a)	62,500	2,068,750
Pacific Sunwear of California, Inc.*	42,000	874,860
Payless ShoeSource, Inc.*(a)	37,600	1,248,320
PETsMART, Inc.	77,400	2,551,104
Rent-A-Center, Inc.*(a)	38,100	1,066,038
Ross Stores, Inc.	79,200	2,724,480
Urban Outfitters, Inc.*(a)	61,700	1,635,667
Williams Sonoma, Inc.(a)	66,000	2,340,360

		39,382,058

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.*	56,300	1,654,657
Phillips-Van Heusen Corp.	32,400	1,905,120
Timberland Co., Class A*	30,100	783,503

		4,343,280

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	47,350	1,259,036
First Niagara Financial Group, Inc.	67,400	937,534
IndyMac Bancorp, Inc.(a)	40,400	1,294,820
New York Community Bancorp, Inc.(a)	153,228	2,695,281
PMI Group, Inc.	50,800	2,297,176
Radian Group, Inc.(a)	46,500	2,551,920
Washington Federal, Inc.(a)	47,689	1,118,784
Webster Financial Corp.	29,100	1,397,091

		13,551,642

Tobacco (0.1%)
Universal Corp.	15,600	957,060

Trading Companies & Distributors (0.9%)
Fastenal Co.(a)	71,200	2,495,560
GATX Corp.	30,100	1,438,780
MSC Industrial Direct Co., Class A	29,900	1,395,732
United Rentals, Inc.*(a)	37,600	1,034,000

		6,364,072

Water Utility (0.2%)(a)
Aqua America, Inc.	71,500	1,605,175

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	57,600	3,434,112

Total Common Stocks (Cost $501,739,224)		656,154,885

REPURCHASE AGREEMENTS (11.6%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $86,480,413, collateralized by U.S. Government Agency Mortgages with a market value of $88,171,372	$86,442,522	$86,442,522

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (18.2%)
Alliance & Leicester PLC, Medium Term Note, 5.33%, 04/30/08	2,500,000	2,500,000
Allstate Life Global Funding Trusts, Medium Term Note, 5.32%, 04/30/08	2,000,000	2,000,000
Banc of America Securities LLC, Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $41,978,679, collateralized by U.S. Government Agency Mortgages with a market value of $42,798,814	41,959,622	41,959,622
Bank of Ireland, Medium Term Note, 5.38%, 12/29/08	9,999,167	9,999,167
Bear Stearns, Master Note, 5.38%, 09/28/07	10,000,000	10,000,000
Deutsche Bank London, Time Deposit, 5.34%, 06/01/07	7,500,000	7,500,000
Dexia Bank Paris, Time Deposit, 5.34%, 06/01/07	7,500,000	7,500,000
GE Life & Annuity, Funding Agreement, 5.42%, 04/30/08	3,500,000	3,500,000
Lexington Parker Capital, Commercial Paper, 5.29%, 04/05/07	4,977,310	4,977,310
Macquarie Bank Ltd., Medium Term Note, 5.34%, 04/30/08	24,999,581	24,999,581
Morgan Stanley, Master Note, 5.62%, 04/30/08	5,000,000	5,000,000
Tango Finance Corp., Medium Term Note, 5.39%, 10/15/07	1,999,708	1,999,708
Wachovia Bank N.A., Bank Note
5.36%, 02/23/09	5,000,000	5,000,000
5.37%, 10/02/08	8,000,000	8,000,000
West Corp. Federal Credit Union, Medium Term Note, 5.38%, 09/25/08	1,000,000	1,000,000
Total Securities Held As Collateral For Securities On Loan (Cost $135,935,388)		135,935,388

Total Investments (Cost $724,117,134) (b) — 117.8%		878,532,795
Liabilities in excess of other assets — (17.8)%		(132,978,707)

NET ASSETS — 100.0%		$745,554,088

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT Mid Cap Index Fund

At March 31, 2007, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ Depreciation
212	S&P Midcap 400 Future	6/15/2007	$90,714,800	$2,145,180

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Global Technology & Communications Fund

	Shares	Value
COMMON STOCKS (91.0%)
Commercial Services & Supplies (0.9%)(a)
WNS Holdings Ltd. ADR-IN*	13,689	$398,898

		398,898

Communications Equipment (15.9%)
Alcatel-Lucent ADR-FR	29,520	348,926
American Tower Corp.*	16,035	624,563
Cisco Systems, Inc.*	60,390	1,541,757
CommScope, Inc.*	8,170	350,493
Corning, Inc.*	50,925	1,158,034
NeuStar, Inc.*	14,140	402,142
Nokia Corp. ADR - FI*	43,705	1,001,718
Nortel Networks Corp.*	19,135	460,197
QUALCOMM, Inc.	23,157	987,878
Sonus Networks, Inc.*	23,825	192,268

		7,067,976

Computers & Peripherals (17.7%)
Apple Computer, Inc.*	7,082	657,989
Brocade Communications Systems, Inc.*	52,838	503,018
Celestica, Inc.*(a)	69,349	425,109
Dell, Inc.*	46,924	1,089,106
Hewlett-Packard Co.	20,858	837,240
International Business Machines Corp.	18,817	1,773,690
Komag, Inc.*(a)	13,172	431,120
QLogic Corp.*	24,820	421,940
Research In Motion*	1,939	264,654
Seagate Technology	17,047	397,195
UbiSoft Entertainment SA*(b)	13,214	648,201
Xyratex, Ltd.*	17,903	427,345

		7,876,607

Electronic Equipment & Instruments (1.7%)(a)
Bell Microproducts, Inc.*	54,370	347,968
IPG Photonics Corp.*	20,706	397,555

		745,523

Internet Software & Services (9.1%) eBay, Inc.*	26,975	894,221
Global Crossing Ltd.*(a)	17,432	479,380
Google, Inc., Class A*	3,715	1,702,065
Yahoo!, Inc.*	30,282	947,524

		4,023,190

IT Services (9.8%)
Accenture Ltd.	18,610	717,229
Alliance Data Systems Corp.*	16,965	1,045,383
Business & Decision*(b)	22,575	722,449
Capgemini SA(b)	7,800	593,621
Ceridian Corp.*	7,820	272,449
Cognizant Technology Solutions Corp.*	7,143	630,513
Gartner Group, Inc.*(a)	15,648	374,769

		4,356,413

Semiconductors & Semiconductor Equipment (13.9%)
Applied Micro Circuits Corp.*(a)	127,406	465,032
Axcelis Technologies, Inc.*(a)	65,902	503,491
Eagle Test Systems, Inc.*(a)	9,400	156,416
Intel Corp.	80,706	1,543,906
Intersil Corp.	11,145	295,231
Linear Technology Corp.	12,405	391,874
LSI Logic Corp.*(a)	22,805	238,084
Marvell Technology Group Ltd.*	21,171	355,885
Qimonda AG ADR-DE*	44,595	640,384
SiRF Technology Holdings, Inc.*(a)	7,500	208,200
Tessera Technologies, Inc.*	10,825	430,186
Texas Instruments, Inc.	14,170	426,517
Zoran Corp.*	29,124	495,690

		6,150,896

Service Companies (0.8%)(a)
24/7 Real Media, Inc.*	46,280	371,628

		371,628

Software (21.2%)
Adobe Systems, Inc.*	15,549	648,393
Amdocs Ltd.*	12,082	440,751
Autodesk, Inc.*	12,941	486,582
Autonomy Corp. PLC*(b)	33,600	454,570
Business Objects SA Sponsored ADR - FR*	23,856	863,349
Cognos, Inc.*	10,456	411,862
Double-Take Software, Inc.*	24,695	333,630
Electronic Arts, Inc.*	4,389	221,030
Glu Mobile, Inc.*(a)	42,023	420,230
Informatica Corp.*(a)	16,894	226,886
Kronos, Inc.*(a)	7,798	417,193
McAfee, Inc.*	14,595	424,423
MICROS Systems, Inc.*(a)	8,080	436,239
Microsoft Corp.	73,828	2,057,586
Oracle Corp.*	26,935	488,332
Salesforce.Com, Inc.*	10,038	429,827
Sybase, Inc.*	7,400	187,072
Tibco Software, Inc.*	55,839	475,748

		9,423,703

Total Common Stocks (Cost $38,931,792)		40,414,834

	Principal Amount	Value
REPURCHASE AGREEMENTS (6.3%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, Repurchase price $2,788,580, collateralized by U.S. Government Agency Mortgages with a market value of $2,843,105	$2,787,358	2,787,358

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.6%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,718,981, collateralized by U.S. Government Agency Mortgages with market value of $1,752,565	1,718,201	1,718,201
Beta Finance, Inc., Medium Term Note, 5.37%, 01/31/08	1,250,000	1,250,000
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	1,000,000	1,000,000
GE Life & Annuity Funding Agreement, 5.42%, 04/30/08	400,000	400,000

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Global Technology & Communications Fund

Unicredito Italiano Bank (Ire) PLC, Medium Term Note, 5.34%, 04/30/08	$800,000	$800,000
Total Securities Held As Collateral For Securities On Loan (Cost $5,168,201)		5,168,201

Total Investments (Cost $46,887,351) (c) — 108.9%		48,370,393

Liabilities in excess of other assets — (8.9)%		(3,945,513)

NET ASSETS — 100.0%		$44,424,880

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	Fair Valued Security.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
DE	Germany
FI	Finland
FR	France
IN	India

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Global Health Sciences Fund

	Shares	Value
COMMON STOCKS (100.2%)
Biotechnology (19.1%)
Amgen, Inc.*	22,320	$1,247,242
Array BioPharma, Inc.*(a)	23,700	300,990
Biogen, Inc.*	14,100	625,758
Celgene Corp.*	13,530	709,784
Genentech, Inc.*	25,570	2,099,808
Genzyme Corp.*	25,870	1,552,717
Gilead Sciences, Inc.*	34,528	2,641,392
Mannkind Corp.*(a)	20,130	287,859
MedImmune, Inc.*	14,980	545,122
PerkinElmer, Inc.	24,680	597,750
Pharmion Corp.*(a)	17,950	471,905

		11,080,327

Commercial Services & Supplies (0.6%)(a)
Stericycle, Inc.*	4,200	342,300

Food & Staples Retailing (1.0%)
CVS/Caremark Corp.	16,998	580,312

Health Care Equipment & Supplies (18.5%)
Advanced Medical Optics, Inc.*(a)	9,350	347,820
Alcon, Inc.	2,500	329,550
Arthrocare Corp.*(a)	5,630	202,905
Bard (C.R.), Inc.	4,428	352,070
Bausch & Lomb, Inc.	3,350	171,386
Baxter International, Inc.	43,780	2,305,893
Becton, Dickinson & Co.	4,700	361,383
Boston Scientific Corp.*	19,300	280,622
Dentsply International, Inc.	9,840	322,260
Edwards Lifesciences Corp.*	7,200	365,040
Gen-Probe, Inc.*	6,900	324,852
Hillenbrand Industry, Inc.	3,000	178,110
Hologic, Inc.*(a)	7,700	443,828
Hospira, Inc.*	13,400	548,060
Intuitive Surgical, Inc.*(a)	4,030	489,927
Inverness Medical Innovations, Inc.*(a)	8,240	360,747
Kinetic Concept*	3,500	177,240
Matria Healthcare, Inc.*(a)	11,500	303,140
MDS, Inc.	13,200	249,888
Medtronic, Inc.	29,350	1,439,911
ResMed, Inc.*(a)	6,900	347,553
Steris Corp.(a)	6,000	159,360
Xtent, Inc.*	26,670	299,504
Zimmer Holdings, Inc.*	4,400	375,804

		10,736,853

Health Care Providers & Services (20.6%)
Aetna, Inc.	22,270	975,203
Cardinal Health, Inc.	23,846	1,739,566
Coventry Health Care, Inc.*	4,600	257,830
HealthExtras, Inc.*(a)	11,500	330,970
Manor Care, Inc.	14,450	785,502
McKesson Corp.	7,000	409,780
Medco Health Solutions, Inc.*	19,300	1,399,829
Omnicare, Inc.	5,620	223,507
Psychiatric Solutions, Inc.*(a)	13,210	532,495
Quest Diagnostics, Inc.	11,610	578,991
Sun Healthcare Group, Inc.*(a)	22,427	276,974
UnitedHealth Group, Inc.	44,100	2,335,977
WellPoint, Inc.*	26,100	2,116,710

		11,963,334

Health Care Technology (0.6%)(a)
TriZetto Group, Inc. (The)*	16,900	338,169

Life Sciences Tools & Services (4.9%)
Covance, Inc.*	17,459	1,036,017
Pharmaceutical Product Development, Inc.(a)	9,300	313,317
Thermo Fisher Scientific, Inc.*	20,510	958,842
Waters Corp.*	9,160	531,280

		2,839,456

Pharmaceuticals (34.9%)
Abbott Laboratories	29,660	1,655,028
Allergan, Inc.	8,870	982,974
Barr Pharmaceuticals, Inc.*	5,400	250,290
Bristol-Myers Squibb Co.	71,770	1,992,335
Cardiome Pharma Corp.*(a)	10,700	108,605
Dyax Corp.*	30,100	124,012
Eli Lilly & Co.	9,140	490,909
Johnson & Johnson	50,888	3,066,511
Merck & Co., Inc.	76,076	3,360,277
Pfizer, Inc.	147,942	3,737,015
Schering-Plough Corp.	45,398	1,158,103
Teva Pharmaceutical Industries Ltd. ADR - IL	19,040	712,667
Wyeth	51,395	2,571,292

		20,210,018

Total Common Stocks (Cost $55,944,123)		58,090,769

REPURCHASE AGREEMENTS (0.1%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $74,977, collateralized by U.S. Government Agency Mortgages with a market value of $76,443	$74,944	74,944

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (9.8%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $4,661,896 collateralized by U.S. Government Agency Mortgages with market value of $4,752,976	4,659,780	4,659,780
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	1,000,000	1,000,000

Total Securities Held As Collateral For Securities On Loan (Cost $5,659,780)		5,659,780

Total Investments (Cost $61,678,848) (b) — 110.1%		63,825,493

Liabilities in excess of other assets — (10.1)%		(5,844,345)

NET ASSETS — 100.0%		$57,981,148

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
IL	Israel

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

NVIT Nationwide Leaders

	Shares	Value
COMMON STOCKS (92.9%)
Aerospace & Defense (2.0%)
United Technologies Corp.	10,300	$669,500

Airline (3.2%)
Boeing Co. (The)	12,200	1,084,702

Beverages (4.2%)(a)
Constellation Brands, Inc.	66,900	1,416,942

Capital Markets (4.6%)
Gilead Sciences, Inc.	19,400	1,584,398

Chemicals (4.5%)(a)
Waters Corp.	26,600	1,542,800

Communications Equipment (11.8%)
Cisco Systems, Inc.(a)	119,100	3,040,623
France Telecom ADR - FR	37,200	982,080

		4,022,703

Computers & Peripherals (5.8%)(a)
Western Digital Corp.	116,950	1,965,930

Distributor (3.9%)
Genuine Parts Co.	27,400	1,342,600

Diversified Financial Services (2.9%)
Amvescap PLC ADR - GB	44,250	977,925

Energy Equipment & Services (3.4%)
Halliburton Co.	36,800	1,168,032

Household Products (4.6%)
Procter & Gamble Co. (The)	25,000	1,579,000

Metals & Mining (1.8%)
Freeport-McMoRan Copper & Gold, Inc., (b)	9,300	615,567

Multiline Retail (5.7%)
J.C. Penney Co., Inc.	13,100	1,076,296
Nordstrom, Inc.	16,400	868,216

		1,944,512

Oil, Gas & Consumable Fuels (10.4%)
ConocoPhillips	29,800	2,036,830
Occidental Petroleum Corp.	30,300	1,494,093

		3,530,923

Pharmaceuticals (4.5%)
Johnson & Johnson	25,600	1,542,656

Road & Rail (3.6%)
Norfolk Southern Corp.	23,900	1,209,340

Software (7.0%)
Autodesk, Inc.(a)	24,400	917,440
Microsoft Corp.	52,600	1,465,962

		2,383,402

Specialty Retail (4.0%)
TJX Cos., Inc.	50,500	1,361,480

Tobacco (4.0%)
Altria Group, Inc.	15,700	1,378,617

Wireless Telecommunication Services (1.0%)
Vodafone Group PLC ADR - GB	13,000	349,180

Total Common Stocks (Cost $32,315,447)		31,670,209

	Principal Amount	Value
REPURCHASE AGREEMENTS (5.8%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, repurchase price $1,994,051, collateralized by U.S. Government Agency Mortgages with a market value of $2,033,041	$1,993,177	$1,993,177

Total Investments (Cost $34,308,624) (b) — 98.7%		33,663,386

Other assets in excess of liabilities — 1.3%		442,784

NET ASSETS — 100.0%		$34,106,170

(a)	Denotes a non-income producing security.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
FR	France
GB	United Kingdom

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Gartmore NVIT Emerging Markets Fund

	Shares	Value
COMMON STOCKS (94.9%)
Argentina (1.1%)
Metals & Mining— 1.1%
Tenaris SA ADR	76,800	$3,525,120

Brazil (13.6%)
Commercial Banks— 2.1%
Banco Bradesco SA, Preferred Shares	169,020	3,447,210
Unibanco GDR	33,800	2,956,148

		6,403,358

Insurance— 1.1%
Porto Seguro SA	99,500	3,285,582

Metals & Mining— 3.3%
Companhia Vale do Rio Doce, Preferred Shares, Class A	326,172	10,200,300

Multiline Retail— 2.0%
Lojas Renner SA	485,300	6,292,192

Oil, Gas & Consumable Fuels— 2.5%
Petroleo Brasileiro SA ADR	75,319	6,729,753
Petroleo Brasileiro SA ADR	9,800	975,198

		7,704,951

Paper & Forest Products— 0.8%
Aracruz Celulose SA ADR	45,950	2,410,996

Telephones— 0.8%
Tim Participacoes ADR	81,100	2,634,128

Transportation Infrastructure— 1.0%
Companhia de Consessoes Rodoviarias	236,739	3,157,976

		42,089,483

China (3.1%)(a)
Commercial Bank— 0.9%(b)
Industrial & Commercial Bank of China*	5,039,000	2,800,919

Construction Materials— 1.3%
Anhui Conch Cement Co. Ltd.	1,108,000	3,926,180

Oil, Gas & Consumable Fuels— 0.9%
PetroChina Co. Ltd.	2,372,000	2,780,359

		9,507,458

Czech Republic (1.5%)(a)
Electric Utility— 1.5%
CEZ AS	104,500	4,620,459

Egypt (1.1%)(a)
Diversified Telecommunication Services— 1.1%
Orascom Telecom Holding GDR SAE	52,500	3,564,736

Hong Kong (10.7%)(a)
Insurance— 1.7%(b)
China Life Insurance Co. Ltd.	1,820,100	5,208,861

Multi-Utility— 1.1%
China Resources Power Holdings Co. Ltd.	2,145,800	3,279,725

Oil, Gas & Consumable Fuels— 2.0%
China Petroleum & Chemical Corp.	6,062,000	5,117,473
CNPC Hong Kong Ltd.(b)	2,460,000	1,223,500

		6,340,973

Personal Products— 0.7%(b)
Hengan International Group Co. Ltd.	726,000	2,124,961

Real Estate Management & Development— 1.3%
Shimao Property Holdings Ltd.*	2,084,200	4,120,918

Textiles, Apparel & Luxury Goods— 0.8%
Ports Design Ltd.	900,000	2,392,951

Transportation— 1.2%
Pacific Basin Shipping Ltd.	4,303,000	3,690,380

Wireless Telecommunication Services— 1.9%(b)
China Mobile Ltd.	670,800	6,034,436

		33,193,205

Hungary (0.9%)(a)
Oil, Gas & Consumable Fuels— 0.9%
MOL Magyar Olaj-es Gazipari	23,100	2,647,376

India (1.2%)
IT Services— 1.2%
Satyam Computer Services Ltd. ADR	169,200	3,840,840

Indonesia (2.5%)(a)
Automobiles— 0.9%
PT Astra International, Inc.	1,996,500	2,876,380

Commercial Bank— 0.6%
PT Bank Internasional Indonesia Tbk	82,119,592	1,731,053

Diversified Telecommunication Services— 1.0%
PT Telekomunikasi Indonesia	2,917,843	3,141,448

		7,748,881

Kazakhstan (0.9%)
Commercial Bank— 0.5%
Kazkommertsbank*	80,300	1,561,835

Metals & Mining— 0.4%
Kazakhgold Group Ltd. GDR*	48,841	1,150,206

		2,712,041

Malaysia (3.6%)(a)
Commercial Bank— 1.4%
Bumiputra Commerce Holdings Bhd	1,532,100	4,406,852

Food Products— 1.2%
IOI Corp. Berhad	564,400	3,603,610

Hotels, Restaurants & Leisure— 1.0%
Genting Berhad	274,100	3,151,416

		11,161,878

Mexico (7.5%)
Beverages— 0.9%
Fomento Economico ADR	25,696	2,836,582

Commercial Bank— 1.9%
Grupo Financiero Banorte SA de CV	1,245,276	5,901,675

Communications Equipment— 2.2%
America Movil SA de CV ADR	145,351	6,946,324

Food & Staples Retailing— 1.5%
Wal-Mart de Mexico SA de CV	1,074,060	4,587,055

Metals & Mining— 1.0%(b)
Industrias CH SA*	725,500	3,060,308

		23,331,944

Pakistan (0.1%)
Commercial Bank— 0.1%
MCB Bank Ltd. GDR*	14,985	265,976

Republic of Korea (13.7%)
Commercial Bank— 1.6%(a)
Industrial Bank of Korea	252,800	5,047,135

Construction & Engineering— 2.4%(a)
Hyundai Development Co.	58,800	3,228,300
Hyundai Heavy Industries	20,915	4,162,900

		7,391,200

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Emerging Markets Fund

Diversified Financial Services— 0.8%(a)
Shinhan Financial Group Ltd.	44,300	$2,532,689

Electronic Equipment & Instruments— 1.3%
Samsung Electronics Co. Ltd. GDR	17,912	4,209,320

Insurance— 1.0%(a)
Samsung Fire & Marine Insurance Co. Ltd.*	17,924	2,994,863

Machinery— 1.0%(a)
Hanjin Heavy Industries & Construction Co. Ltd.	88,820	3,110,729

Metals & Mining— 2.7%(a)
Korea Zinc Co. Ltd.	30,400	3,228,516
POSCO	12,038	5,020,055

		8,248,571

Multiline Retail— 0.8%
Lotte Shopping Co. Ltd. GDR*	137,822	2,402,237

Semiconductors & Semiconductor Equipment— 2.1%(a)
Samsung Electrical Co. Ltd.	10,827	6,457,371

		42,394,115

Russian Federation (12.1%)
Automobiles— 0.8%(a)
JSC Severstal-Avto	81,306	2,514,480

Commercial Bank— 2.2%(a)
Sberbank RF	1,936	6,838,320

Electric Utility— 2.2%
RAO Unified Energy System GDR	51,050	6,955,562

Metals & Mining— 1.3%
Chelyabinsk Zink Plant*	4,000	510,000
Norilsk Nickel ADR	17,850	3,391,500

		3,901,500

Oil, Gas & Consumable Fuels— 4.2%
Gazprom ADR(a)	197,950	8,284,207
Surgutneftegaz ADR	74,560	4,712,192

		12,996,399

Telephones— 1.4%
Mobile Telesystems ADR	76,800	4,297,728

		37,503,989

South Africa (7.5%)
Commercial Bank— 1.2%(a)
ABSA Group Ltd.	187,565	3,591,935

Health Care Providers & Services— 1.0%(a) (b)
Network Healthcare Holdings Ltd.	1,601,500	3,053,270

Industrial Conglomerate— 1.2%(a)
Barloworld Ltd.	147,007	3,657,153

Metals & Mining— 1.1%(a)
Anglo Platinum Ltd.	22,637	3,562,894

Oil, Gas & Consumable Fuels— 0.8%
Sasol Ltd.	70,547	2,357,085

Specialty Retail— 0.9%(a)
Truworths International Ltd.	585,500	2,850,350

Wireless Telecommunication Services— 1.3%(a)
MTN Group Ltd.	309,376	4,195,855

		23,268,542

Taiwan (10.3%)(a)
Computers & Peripherals— 1.8%
Asustek Computer, Inc.	1,154,000	2,710,101
Inventec Co. Ltd.	3,397,000	2,705,648

		5,415,749

Construction Materials— 0.8%
Taiwan Cement Corp.	3,068,464	2,580,543

Electronic Equipment & Instruments— 1.5%
Delta Electronics, Inc.	200	646
Hon Hai Precision Industry Co. Ltd.	681,400	4,553,904

		4,554,550

Insurance— 1.0%
Shin Kong Financial Holding Co. Ltd.	3,552,287	3,145,103

Semiconductors & Semiconductor Equipment— 4.4%
MediaTek, Inc.	379,000	4,338,063
Siliconware Precision Industries Co.	1,933,000	3,657,360
Taiwan Semiconductor Manufacturing Co. Ltd.	2,769,000	5,636,022

		13,631,445

Textiles, Apparel & Luxury Goods— 0.8%
Formosa Taffeta Co. Ltd.	2,979,000	2,568,534

		31,895,924

Thailand (1.2%)
Metals & Mining— 1.2%
Banpu Public Co. Ltd.	655,000	3,741,247

Turkey (1.1%)
Commercial Banks— 1.1%
Turkiye Vakiflar Bankasi(a)	713,447	1,778,834
Turkiye Vakiflar Bankasi T.A.O.*	681,062	1,528,715

		3,307,549

Venezuela (1.2%)
Metals & Mining— 1.2%
Ternium SA ADR	135,200	3,777,488

Total Common Stocks (Cost $229,374,329)		294,098,251

	Principal Amount	Value
PARTICIPATION NOTES (5.0%)(a)
India (4.2%)
Automobiles— 0.9%
Tata Motors Ltd., 0.00%, 09/14/07	158,100	2,649,756

		2,649,756

Chemicals— 1.3%
Reliance Industries Ltd., 0.00%, 03/09/09	126,703	3,996,213

		3,996,213

Wireless Telecommunication Services— 2.0%
Bharti Airtel Ltd., 0.00%, 04/27/07	355,184	6,244,134

		12,890,103

Pakistan (0.9%)
Commercial Bank— 0.9%
Muslim Commercial Bank Ltd., 0.00%, 09/22/09	616,150	2,748,029

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Emerging Markets Fund

		2,748,029

Total Participation Notes (Cost $10,382,098)		15,638,132

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.1%)
Banc of America Securities LLC, Repurchase Agreement, 5.45%, 04/02/07, repurchase price $3,425,886, collateralized by U.S. Government Agency Mortgages with a market value of $3,492,818	$3,424,331	$3,424,331
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07	1,000,000	1,000,000
Citigroup Global Markets, Inc., Master Note, 5.51%, 04/06/07	1,000,000	1,000,000
Unicredito Italiano Bank (Ire) PLC, Medium Term Note, 5.34%, 04/30/08	1,100,000	1,100,000

Total Securities Held As Collateral For Securities On Loan (Cost $6,524,331)		6,524,331

Total Investments (Cost $246,281,758) (c) — 102.0%		316,260,714

Liabilities in excess of other assets — (2.0)%		(6,399,873)

NET ASSETS — 100.0%		$309,860,941

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	All or a part of the security was on loan as of March 31, 2007.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Gartmore NVIT International Growth Fund

	Shares	Value
COMMON STOCKS (99.6%)
Australia (4.1%)(a)
Biotechnology— 2.0%
CSL Ltd.	29,680	$1,972,634

IT Services— 2.1%
Computershare Ltd.	228,200	1,999,744

		3,972,378

Austria (3.2%)(a)
Commercial Bank— 1.2%
Erste Bank der Oesterreichischen Sparkassen AG	14,850	1,156,526

Oil, Gas & Consumable Fuels— 2.0%
OMV AG	29,800	1,884,176

		3,040,702

Brazil (1.9%)
Metals & Mining— 1.9%
Cia Vale Do Rio Sponsored ADR	57,400	1,795,472

Canada (3.8%)
Computers & Peripherals— 1.2%
Research In Motion*	8,600	1,173,814

Metals & Mining— 2.6%
Alcan, Inc.	22,250	1,161,450
Hudbay Minerals, Inc.	72,000	1,268,827

		2,430,277

		3,604,091

France (6.7%)(a)
Auto Components— 0.8%
Compagnie Generale des Etablissements Michelin	7,300	807,022

Chemicals— 1.4%
Rhodia SA*	358,210	1,317,674

Electrical Equipment— 1.5%
Alstom RGPT*	11,410	1,483,145

Food Products— 1.3%
Groupe Danone	7,690	1,258,051

Textiles, Apparel & Luxury Goods— 1.7%
LVMH Moet Hennessy Louis Vuitton SA	14,293	1,587,363

		6,453,255

Germany (10.4%)(a)
Auto Components— 1.7%
Continental AG	12,200	1,576,310

Automobiles— 2.1%
Volkswagen AG	13,570	2,038,132

Chemicals— 1.3%
Linde AG	11,160	1,201,226

Food & Staples Retailing— 1.0%
Metro AG	13,600	964,261

Health Care Providers & Services— 1.0%
Fresenius Medical Care AG & Co.	6,500	945,085

Machinery— 1.7%
MAN AG	14,200	1,654,043

Pharmaceutical— 1.6%
Merck KGAA	12,165	1,570,770

		9,949,827

Hong Kong (2.9%)
Real Estate Management & Development— 1.9%(a)
New World Development Co., Ltd.	800,000	1,806,983

Wireless Telecommunication Services— 1.0%
China Mobile Ltd. Sponsored ADR	20,880	936,468

		2,743,451

Ireland (2.0%)
Airline— 1.0%
Ryanair Holdings PLC Sponsored ADR*	22,300	998,817

Construction Materials— 1.0%(a)
C.R.H. PLC	22,200	951,513

		1,950,330

Italy (3.8%)(a)
Automobiles— 2.0%
Fiat SPA*	73,300	1,857,814

Commercial Bank— 1.8%
UniCredito Italiano SPA	182,650	1,739,049

		3,596,863

Japan (16.2%)(a)
Automobiles— 3.7%
Suzuki Motor Corp.	65,600	1,697,990
Toyota Motor Corp.	28,300	1,812,666

		3,510,656

Chemicals— 1.2%
Shin-Etsu Chemical Co. Ltd.	19,300	1,174,477

Machinery— 0.5%
Komatsu Ltd.	23,900	500,625

Office Electronics— 1.7%
Canon, Inc.	29,700	1,594,990

Real Estate Management & Development— 2.1%
Mitsui Fudosan Co. Ltd.	69,000	2,017,444

Road & Rail— 1.5%
East Japan Railway Co.	184	1,431,377

Software— 2.0%
Nintendo Co., Ltd.	6,700	1,944,414

Tobacco— 1.8%
Japan Tobacco, Inc.	360	1,765,132

Wireless Telecommunication Services— 1.7%
NTT DoCoMo, Inc.	860	1,584,570

		15,523,685

Luxembourg (1.8%)(a)
Energy Equipment & Services— 1.8%
Tenaris SA	73,000	1,698,500

Malaysia (1.4%)(a)
Hotels, Restaurants & Leisure— 1.4%
Genting Berhad	114,500	1,316,443

Mexico (1.9%)
Commercial Bank— 1.9%
Grupo Financiero Banorte SA de CV	391,000	1,853,047

Netherlands (3.2%)(a)
Air Freight & Logistics— 1.3%
TNT NV	26,567	1,221,046

Metals & Mining— 1.9%
Mittal Steel Co. NV	34,400	1,829,034

		3,050,080

Republic of Korea (1.2%)
Bank— 1.2%
Kookmin Bank Sponsored ADR	12,900	1,162,935

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT International Growth Fund

Russian Federation (1.2%)(a)
Commercial Bank— 1.2%
Sberbank RF	332	$1,172,687
Singapore (2.7%)(a)
Airline— 1.5%
Singapore Airlines Ltd.	135,000	1,473,517
Real Estate Management & Development— 1.2%
City Developments Ltd.	119,000	1,140,941

		2,614,458

Sweden (1.8%)(a)
Commercial Bank— 1.8%
Skandinaviska Enskilda Banken AB	53,400	1,710,923

Switzerland (4.6%)(a)
Capital Markets— 1.5%
Julius Baer Holding, Ltd.	10,650	1,460,012

Electrical Equipment— 1.4%
ABB Ltd.	79,800	1,373,476

Food Products— 1.7%
Nestle SA	4,100	1,598,143

		4,431,631

United Kingdom (23.5%)(a)
Aerospace & Defense— 1.4%
Rolls-Royce Group PLC	139,470	1,360,277

Airline— 1.8%
British Airways PLC*	176,130	1,687,303

Chemicals— 1.6%
Imperial Chemical Industries PLC	154,200	1,515,807

Commercial Bank— 1.8%
Barclays PLC	119,600	1,695,693

Insurance— 3.2%
Legal & General Group PLC	537,050	1,685,537
Prudential PLC	100,500	1,419,948

		3,105,485

Metals & Mining— 2.7%
Anglo American PLC	31,100	1,642,112
Xstrata PLC	19,000	975,683

		2,617,795

Multi-Utilities— 3.3%
Centrica PLC	198,410	1,513,539
National Grid PLC	105,860	1,670,355

		3,183,894

Multiline Retail— 3.2%
Marks & Spencer Group PLC	114,700	1,527,452
Whitbread PLC	41,500	1,545,089

		3,072,541

Pharmaceutical— 1.0%
GlaxoSmithKline PLC	34,600	954,957

Tobacco— 1.9%
Imperial Tobacco Group PLC	39,700	1,780,372

Water Utility— 1.6%
Pennon Group PLC	130,917	1,507,496

		22,481,620

United States (1.3%)
Oil, Gas & Consumable Fuels— 1.3%
Sunoco, Inc.	17,400	1,225,656

Total Common Stocks (Cost $80,547,441)		95,348,034

REPURCHASE AGREEMENTS (1.1%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, repurchase price $1,063,955, collateralized by U.S. Government Agency Mortgages with a market value of $1,084,759	$1,063,489	$1,063,489
Total Investments (Cost $81,610,930)(b) — 100.7%		96,411,523

Liabilities in excess of other assets — (0.7)%		(684,211)

NET ASSETS — 100.0%		$95,727,312

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

NVIT International Value Fund

	Shares	Value
COMMON STOCKS (95.3%)
Australia (3.6%)(a)
Commercial Bank— 0.8%
National Australia Bank Ltd.	103,396	$3,371,140
Containers & Packaging— 0.9%
AmCor Ltd.	614,195	3,743,662
Diversified Financial Services— 0.6%(b)
SunCorp.-Metway Ltd.	155,780	2,615,061
Diversified Telecommunication Services— 0.4%
Telstra Corp. Ltd.	519,770	1,960,453
Hotels, Restaurants & Leisure— 0.7%(b)
Tabcorp. Holdings Ltd.	222,430	2,966,174
Insurance— 0.2%(b)
Insurance Australia Group Ltd.	233,409	1,105,282

		15,761,772

Belgium (0.9%)(a)
Insurance— 0.9%
Fortis NV	85,790	3,915,767

Brazil (1.0%)
Oil, Gas & Consumable Fuels— 0.4%
Petroleo Brasileiro SA ADR	15,060	1,498,620

Telephones— 0.6%
Tele Norte Leste Participacoes S.A.	198,550	2,747,932

		4,246,552

Finland (1.7%)
Communications Equipment— 1.0%
Nokia Corp. ADR*	31,686	726,243
Nokia Oyj*(a)	156,940	3,615,827

		4,342,070

Paper & Forest Products— 0.7%(a) (b)
M-Real Oyj, B Shares	80,530	627,849
UPM-Kymmene Oyj	94,719	2,419,186

		3,047,035

		7,389,105

France (9.9%)
Auto Components— 0.3%(a)
Valeo SA	22,821	1,342,261

Automobiles— 0.5%(a) (b)
Peugeot SA	31,070	2,190,468

Commercial Banks— 2.0%(a)
BNP Paribas	41,880	4,379,963
Credit Agricole SA	108,730	4,249,484

		8,629,447

Diversified Telecommunication Services— 1.3%(a)
France Telecom SA	215,370	5,706,436

Household Durables— 0.7%(a) (b)
Thomson	148,910	2,868,430

Media— 0.8%(a) (b)
Lagardere SCA	45,720	3,544,506

Oil, Gas & Consumable Fuels— 2.0%
Total SA(a)	107,960	7,541,346
Total SA ADR	15,392	1,074,054

		8,615,400

Pharmaceutical— 2.3%(a)
Sanofi-Aventis	111,250	9,679,263

		42,576,211

Germany (8.6%)(a)
Air Freight & Logistics— 1.3%
Deutsche Post AG	192,880	5,817,016

Automobiles— 0.1%
Bayerische Motoren Werke AG	9,200	543,422

Commercial Bank— 0.3%
Deutsche Bank AG	9,245	1,243,746

Distributor— 0.1%(b)
Medion AG	15,200	205,009

Diversified Telecommunication Services— 1.0%
Deutsche Telekom AG	255,840	4,232,700

Electric Utility— 0.9%
E. On AG	29,837	4,039,033

Household Products— 0.3%
Henkel KGaA	9,830	1,457,502

Industrial Conglomerate— 1.4%
Siemens AG	56,500	6,049,723

Insurance— 2.1%
Allianz AG	13,290	2,723,831
Hannover Rueckversicherung AG*(b)	54,240	2,416,052

Muenchener Rueckversicherungs AG	22,190	3,746,650

		8,886,533

Machinery— 0.2%
Heidelberger Druckmaschinen	18,940	868,428

Textiles, Apparel & Luxury Goods— 0.9%(b)
Adidas AG	72,840	3,967,542

		37,310,654

Greece (0.8%)(a)
Electric Utility— 0.8%
Public Power Corp.	140,230	3,436,130

Hong Kong (1.6%)
Commercial Bank— 0.5%(a)
BOC Hong Kong Holdings Ltd.	854,900	2,068,822

Diversified Telecommunication Services— 0.0%
Citic 1616 Holdings Ltd.*	10,320	3,442

Electric Utility— 0.1%(a)
HongKong Electric Holdings	74,000	379,451

Electrical Equipment— 0.2%(a)
Johnson Electric Holdings Ltd.	1,029,000	682,212

Industrial Conglomerates— 0.8%(a)
Citic Pacific Ltd.(b)	206,400	761,766
Hutchison Whampoa Ltd.	298,600	2,867,983

		3,629,749

		6,763,676

Ireland (0.3%)(a)
Commercial Bank— 0.3%
Bank of Ireland	65,035	1,394,962

Israel (0.8%)
Pharmaceutical— 0.8%
Teva Pharmaceutical Industries Ltd. ADR	89,220	3,339,504

Italy (4.3%)(a)
Commercial Bank— 1.0%
UniCredito Italiano SPA	453,070	4,313,774

Insurance— 0.8%
Unipol SPA	878,490	3,403,445

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Value Fund

Media— 1.1%(b)
Mediaset SPA	417,070	4,554,712

Oil, Gas & Consumable Fuels— 1.4%
Eni SPA	106,000	3,449,063
Saras SPA*(b)	450,790	2,655,715

		6,104,778

		18,376,709

Japan (23.3%)
Auto Components— 0.7%(a) (b)
NOK Corp.	172,600	2,920,060

Automobiles— 1.1%(a)
Nissan Motor Co. Ltd.	435,900	4,657,682

Building Products— 0.4%(a)
JS Group Corp.	89,100	1,927,333

Capital Markets— 0.6%(a)
Nomura Holdings, Inc.	125,800	2,608,589

Chemicals— 1.0%(a) (b)
Kuraray Co. Ltd.	166,100	1,787,911
Teijin Ltd.	433,200	2,435,187

		4,223,098

Commercial Banks— 4.6%(a)
77 Bank Ltd.(The)(b)	327,200	2,130,445
Mitsubishi UFJ Financial Group, Inc.	554	6,242,821
Mitsui Trust Holdings, Inc.	181,400	1,782,876
Shinsei Bank Ltd.	440,300	2,105,750
Sumitomo Mitsui Financial Group, Inc.	842	7,624,338

		19,886,230

Consumer Finance— 1.1%(a)
Aiful Corp.(b)	25,666	792,159
Credit Saison Co. Ltd.	42,900	1,406,761
Shohkoh Fund & Co. Ltd.(b)	6,816	1,210,567
Takefuji Corp.(b)	28,140	1,127,177

		4,536,664

Food & Staples Retailing— 2.3%(a)
Aeon Co. Ltd.	297,100	5,892,860
Lawson, Inc.(b)	51,500	1,977,801
Matsumotokiyoshi Co. Ltd.(b)	92,437	2,115,446

		9,986,107

Household Durables— 2.2%(a)
Funai Electric Co. Ltd.(b)	15,500	1,474,028
Rinnai Corp.	900	23,943
Sekisui Chemical Co. Ltd.	462,100	3,669,000
Sekisui House Ltd.	286,300	4,445,998

		9,612,969

Household Products— 0.4%(a)
Kao Corp.	63,600	1,859,771

Leisure Equipment & Products— 0.8%
Fuji Photo Film Co. Ltd.	77,900	3,186,878
Sankyo Co. Ltd.(a)	8,100	355,147

		3,542,025

Machinery— 1.1%(a)
Hino Motors Ltd.(b)	590,400	3,138,632
THK Co. Ltd.	67,100	1,573,548

		4,712,180

Media— 1.1%(a) (b)
Dentsu, Inc.	1,773	4,944,253

Office Electronics— 1.3%(a)
Canon, Inc.	25,208	1,353,755
Ricoh Co. Ltd.	180,200	4,044,526

		5,398,281

Paper & Forest Products— 0.6%(a)
Nippon Paper Group, Inc.	729	2,587,338

Pharmaceutical— 0.6%(a)
Astellas Pharma, Inc.	55,500	2,385,924

Road & Rail— 1.3%(a) (b)
Nippon Express Co. Ltd.	894,200	5,596,490

Semiconductors & Semiconductor Equipment— 1.4%(a) (b)
Rohm Co. Ltd.	66,600	6,027,155

Trading Companies & Distributors— 0.7%(a) (b)
Mitsubishi Corp.	140,000	3,232,463

		100,644,612

Mexico (0.7%)
Beverages— 0.4%
Coca-Cola Femsa SA de CV ADR	44,710	1,614,925

Telephones— 0.3%
Telefonos de Mexico SA de CV ADR	44,922	1,500,395

		3,115,320

Netherlands (2.3%)(a)
Commercial Bank— 0.5%
ABN AMRO Holding NV	52,112	2,245,171

Commercial Services & Supplies— 0.4%
Vedior NV	74,610	1,662,724
Household Durables— 0.6%
Koninklijke Philips Electronics NV	68,270	2,601,870
Insurance— 0.8%
Aegon NV	183,039	3,654,501

		10,164,266

Republic of Korea (1.8%)
Consumer Goods— 0.5%(a)
LG Electronics, Inc.	29,160	1,983,647

Diversified Telecommunication Services— 0.8%
KT Corp. Sponsored ADR	67,320	1,507,295
SK Telecom Co. Ltd. ADR	90,370	2,116,465

		3,623,760

Electric Utility— 0.4%
Korea Electric Power Corp. ADR	81,780	1,635,600
Semiconductors & Semiconductor Equipment— 0.1%(a)
Samsung Electrical Co. Ltd.	680	405,562

		7,648,569

Singapore (1.7%)(a)
Commercial Banks— 1.7%
DBS Group Holdings Ltd.	326,240	4,593,247
United Overseas Bank Ltd.	186,200	2,575,111

		7,168,358

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Value Fund

South Africa (0.5%)(a)
Commercial Bank— 0.5%
Nedcor Ltd.	106,960	2,072,819

Spain (1.5%)
Commercial Bank— 0.7%(a)
Banco Santander Central Hispano SA	169,662	3,028,490

Oil, Gas & Consumable Fuels— 0.8%
Repsol YPF SA(a) (b)	92,380	3,112,550
Repsol YPF SA ADR	11,190	375,313

		3,487,863

		6,516,353

Sweden (0.5%)
Communications Equipment— 0.4%
Telefonakitiebolaget LM Ericsson, B Shares(a)	356,500	1,322,082
Telefonaktiebolaget LM Ericsson Sponsored ADR	10,790	400,201

		1,722,283

Paper & Forest Products— 0.1%(a)
Svenska Cellulosa AB	9,850	527,504

		2,249,787

Switzerland (6.3%)(a)
Chemicals— 1.6%
Ciba Specialty Chemicals AG(b)	79,348	5,240,310
Clariant AG*	95,210	1,638,169

		6,878,479

Food Products— 1.1%
Nestle SA	11,853	4,620,192

Insurance— 1.5%
Swiss Reinsurance	26,477	2,423,395
UBS AG*	70,700	4,217,193

		6,640,588

Pharmaceutical— 2.1%(b)
Novartis AG	166,280	9,292,092

		27,431,351

Taiwan (0.6%)
Semiconductors & Semiconductor Equipment— 0.6%
United MicroElectrical Components & Equipment Corp. ADR	786,371	2,500,660

United Kingdom (22.6%)(a)
Beverages— 1.0%
SABMiller PLC	188,190	4,141,752

Commercial Banks— 4.5%
HBOS PLC	154,233	3,188,278
HSBC Holdings PLC	530,090	9,281,432
Royal Bank of Scotland Group PLC	183,436	7,180,379

		19,650,089

Commercial Services & Supplies— 1.1%
Rentokil Initial PLC	1,500,610	4,825,617

Containers & Packaging— 0.4%
Rexam PLC	178,420	1,934,711

Electric Power— 0.4%
British Energy PLC*	201,115	1,931,104

Food Products— 2.2%
Unilever PLC	309,431	9,343,724

Industrial Conglomerate— 0.6%
Smiths Group PLC	123,900	2,504,354

	Shares or Principal Amount	Value
Insurance— 1.5%
Friends Provident PLC	793,840	3,010,177
Old Mutual PLC	1,057,890	3,426,033

		6,436,210

Media— 1.5%
Reed Elsevier PLC	333,460	3,995,199
Trinity Mirror PLC	258,150	2,696,667

		6,691,866

Metals & Mining— 0.9%
BHP Billiton PLC	157,520	3,499,479
Rio Tinto PLC	4,500	256,937

		3,756,416

Multi-Utility— 0.5%
Centrica PLC	289,820	2,210,846

Multiline Retail— 0.6%
Debenhams PLC	784,820	2,700,477

Oil, Gas & Consumable Fuels— 3.9%
BP PLC	899,946	9,726,089
Royal Dutch Shell PLC	46,344	1,541,191
Royal Dutch Shell PLC, A Shares	163,075	5,424,742

		16,692,022

Pharmaceutical— 2.2%
GlaxoSmithKline PLC	338,134	9,332,465

Wireless Telecommunication Services— 1.3%
Vodafone Group PLC	2,096,407	5,604,831

		97,756,484

Total Common Stocks (Cost $370,672,458)		411,779,621

REPURCHASE AGREEMENTS (2.6%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $11,389,904, collateralized by various U.S. Government Agency Mortgages with a market value of $11,616,612	$11,384,914	11,384,914

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.0%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $32,077,028 collateralized by U.S. Government Agency Mortgages with market value of $32,703,715	21,784,660	21,784,660
Beta Finance, Inc., Medium Term Note, 5.37%, 01/31/08	4,000,000	4,000,000
Citigroup Global Markets, Inc. Master Note
5.51%, 04/06/07	4,000,000	4,000,000
5.51%, 04/06/07	6,500,000	6,500,000
Dorada Finance, Inc. Medium Term Note, 5.37%, 01/25/08	2,500,000	2,500,000
GE Life & Annuity Funding Agreement, 5.42%, 04/30/08	1,000,000	1,000,000

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Value Fund

Morgan Stanley, Master Note, 5.62%, 04/30/08	5,000,000	5,000,000
Tango Finance Corp., Medium Term Note, 5.39%, 10/15/07	997,420	997,420
Wachovia Bank N.A., Bank Note, 5.37%, 10/02/08	2,000,000	2,000,000
Total Securities Held As Collateral For Securities On Loan (Cost $47,782,081)		47,782,081

Total Investments (Cost $440,117,258) (c) — 109.0%		470,946,616

Liabilities in excess of other assets — (9.0%)		(39,006,840)

NET ASSETS — 100.0%		$431,939,776

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	All or a part of the security was on loan as of March 31, 2007.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Aggressive

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (95.0%)
JP Morgan Equity Index Fund	2,232,498	$72,154,332
Nationwide International Index Fund, Institutional Class(a)	19,347,741	218,435,999
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	6,287,963	100,921,805
Nationwide S&P 500 Index Fund, Institutional Class(a)	16,668,600	201,690,065
Nationwide Small Cap Index Fund, Institutional Class(a)	5,813,089	75,977,072
NVIT International Index Fund, ID Class(a)	815,438	9,173,672
NVIT Mid Cap Index Fund, ID Class(a)	661,269	12,927,812
NVIT S&P 500 Index Fund, ID Class(a)	2,908,185	28,761,948

		720,042,705

Fixed Income Funds (5.0%)(a)
Nationwide Bond Index Fund, Institutional Class	3,509,383	37,866,246
Total Investments (Cost $634,641,734) (b) — 100.0%		757,908,951

Liabilities in excess of other assets — 0.0%		(38,419)

NET ASSETS — 100.0%		$757,870,532

(a)	Investment in affiliate.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Moderate Aggressive Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (95.1%)
Equity Funds (79.9%)
JP Morgan Equity Index Fund	4,739,388	$153,177,013
Nationwide International Index Fund, Institutional Class(a)	44,468,363	502,047,814
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	14,231,203	228,410,812
Nationwide S&P 500 Index Fund, Institutional Class(a)	32,447,050	392,609,307
Nationwide Small Cap Index Fund, Institutional Class(a)	7,833,875	102,388,746
NVIT International Index Fund, ID Class(a)	815,438	9,173,672
NVIT Mid Cap Index Fund, ID Class(a)	4,013,064	78,455,393
NVIT S&P 500 Index Fund, ID Class(a)	16,968,680	167,820,247

		1,634,083,004

Fixed Income Funds (15.2%)(a)
Nationwide Bond Index Fund, Institutional Class	28,376,036	306,177,429
Nationwide Enhanced Income Fund, Institutional Class	360,862	3,301,890

		309,479,319

Total Mutual Funds (Cost $1,677,475,780)		1,943,562,323

FIXED CONTRACT (4.8%)(a) (b)
Nationwide Fixed Contract, 3.90%	$98,862,556	98,862,556
Total Investments (Cost $1,776,338,336) (c) — 99.9%		2,042,424,879

Other assets in excess of liabilities — 0.1%		1,970,608

NET ASSETS — 100.0%		$2,044,395,487

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (88.1%)(a)
Equity Funds (59.8%)
Nationwide International Index Fund, Institutional Class	34,821,092	$393,130,124
Nationwide Mid Cap Market Index Fund, Institutional Class	12,610,041	202,391,157
Nationwide S&P 500 Index Fund, Institutional Class	51,857,655	627,477,627
Nationwide Small Cap Index Fund, Institutional Class	10,274,730	134,290,719
NVIT International Index Fund, ID Class	815,438	9,173,672
NVIT Mid Cap Index Fund, ID Class	3,372,233	65,927,165
NVIT S&P 500 Index Fund, ID Class	17,749,612	175,543,667

		1,607,934,131

Fixed Income Funds (28.3%)
Nationwide Bond Index Fund, Institutional Class	62,028,925	669,292,096
Nationwide Enhanced Income Fund, Institutional Class	9,962,010	91,152,395

		760,444,491

Total Mutual Funds (Cost $2,084,693,916)		2,368,378,622

FIXED CONTRACT (11.6%)(a) (b)
Nationwide Fixed Contract, 3.90%	$310,828,696	310,828,696

Total Investments (Cost $2,395,522,613) (c) — 99.7%		2,679,207,318

Other assets in excess of liabilities — 0.3%		7,861,673

NET ASSETS — 100.0%		$2,687,068,991

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Moderate Conservative

	Shares or Principal Amount	Value
MUTUAL FUNDS (83.5%)(a)
Equity Funds (39.9%)
Nationwide International Index Fund, Institutional Class	5,110,679	$57,699,561
Nationwide Mid Cap Market Index Fund, Institutional Class	3,267,929	52,450,255
Nationwide S&P 500 Index Fund, Institutional Class	9,052,558	109,535,949
NVIT International Index Fund, ID Class	815,438	9,173,672
NVIT Mid Cap Index Fund, ID Class	739,195	14,451,253
NVIT S&P 500 Index Fund, ID Class	2,421,945	23,953,031

		267,263,721

Fixed Income Funds (43.6%)
Nationwide Bond Index Fund, Institutional Class	21,652,676	233,632,376
Nationwide Enhanced Income Fund, Institutional Class	6,365,452	58,243,884

		291,876,260

Total Mutual Funds (Cost $513,842,307)		559,139,981

FIXED CONTRACT (16.3%)(a) (b)
Nationwide Fixed Contract, 3.90%	$108,802,808	108,802,808

Total Investments (Cost $622,645,115) (c) — 99.8%		667,942,789

Other assets in excess of liabilities — 0.2%		1,299,856

NET ASSETS — 100.0%		$669,242,645

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT Investor Destinations Conservative Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (73.7%)(a)
Equity Funds (20.0%)
Nationwide International Index Fund, Institutional Class	584,409	$6,597,975
Nationwide Mid Cap Market Index Fund, Institutional Class	761,724	12,225,678
Nationwide S&P 500 Index Fund, Institutional Class	2,130,656	25,780,941
NVIT International Index Fund, ID Class	815,438	9,173,672
NVIT Mid Cap Index Fund, ID Class	181,722	3,552,658
NVIT S&P 500 Index Fund, ID Class	576,494	5,701,521

		63,032,445

Fixed Income Funds (53.7%)
Nationwide Bond Index Fund, Institutional Class	11,672,333	125,944,471
Nationwide Enhanced Income Fund, Institutional Class	4,784,000	43,773,599

		169,718,070

Total Mutual Funds (Cost $224,690,721)		232,750,515

MONEY MARKET FUND (5.0%)(a)
NVIT Money Market Fund, ID Class	$15,757,649	15,757,649

FIXED CONTRACT (21.1%)(a) (b)
Nationwide Fixed Contract, 3.90%	66,537,145	66,537,145

Total Investments (Cost $306,985,515) (c) — 99.8%		315,045,309
Other assets in excess of liabilities — 0.2%		649,174

NET ASSETS — 100.0%		$315,694,483

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Nationwide NVIT U.S. Growth Leaders Fund

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace & Defense (3.6%)
Precision Castparts Corp.	20,090	$2,090,364

		2,090,364

Air Freight & Logistics (2.5%)
FedEx Corp.	13,230	1,421,299

		1,421,299

Airlines (3.9%)
Boeing Co. (The)	25,580	2,274,318

		2,274,318

Biotechnology (4.8%)
Gilead Sciences, Inc.*	36,210	2,770,065

		2,770,065

Capital Markets (6.9%)
Franklin Resources, Inc.	16,150	1,951,404
Goldman Sachs Group, Inc.	9,860	2,037,372

		3,988,776

Chemicals (4.4%)
Monsanto Co.	45,970	2,526,511

		2,526,511

Communications Equipment (10.6%)
Cisco Systems, Inc.*	113,540	2,898,676
Corning, Inc.*	77,890	1,771,219
QUALCOMM, Inc.	34,030	1,451,720

		6,121,615

Computers & Peripherals (6.0%)
Brocade Communications Systems, Inc.*	92,450	880,124
Hewlett-Packard Co.	35,460	1,423,364
Seagate Technology	49,860	1,161,738

		3,465,226

Diversified Financial Services (1.7%)(a)
Chicago Mercantile Exchange Holdings, Inc.	1,860	990,376

		990,376

Electrical Equipment (2.4%)
Emerson Electric Co.	32,850	1,415,507

		1,415,507

Energy Equipment & Services (2.3%)(a)
Noble Corp. ADR - KY	17,040	1,340,707

		1,340,707

Food Products (3.1%)
PepsiCo, Inc.	27,770	1,765,061

		1,765,061

Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	40,110	2,112,594

		2,112,594

Health Care Providers & Services (2.3%)
McKesson Corp.	22,910	1,341,151

		1,341,151

Hotels, Restaurants & Leisure (7.5%)
International Game Technology	29,020	1,171,828
Las Vegas Sands Corp.*(a)	9,970	863,502
Starwood Hotels & Resorts Worldwide, Inc.(a)	35,290	2,288,556

		4,323,886

Life Sciences Tools & Services (2.6%)(a)
Thermo Fisher Scientific, Inc.*	31,610	1,477,767

		1,477,767

Media (4.1%)
Comcast Corp., Class A*	92,135	2,390,903

		2,390,903

Metals & Mining (1.5%)
Allegheny Technologies, Inc.	8,130	867,390

		867,390

Multiline Retail (2.1%)
Kohl’s Corp.*	15,650	1,198,947

		1,198,947

Oil, Gas & Consumable Fuels (4.8%)(a)
XTO Energy, Inc.	50,090	2,745,433

		2,745,433

Pharmaceuticals (2.6%)
Wyeth	29,740	1,487,892

		1,487,892

Semiconductors & Semiconductor Equipment (4.3%)
MEMC Electronic Materials, Inc.*	26,740	1,619,909
Microchip Technology, Inc.(a)	24,810	881,499

		2,501,408

Software (6.6%)
Activision, Inc.*(a)	49,420	936,015
Adobe Systems, Inc.*	42,350	1,765,995
Autodesk, Inc.*	29,750	1,118,600

		3,820,610

Specialty Retail (3.0%)
Best Buy Co., Inc.	35,740	1,741,253

		1,741,253

Textiles, Apparel & Luxury Goods (1.2%)
Crocs, Inc.*	15,270	721,508

		721,508

Total Common Stocks (Cost $53,968,791)		56,900,567

REPURCHASE AGREEMENTS (2.1%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $1,194,983, collateralized by U.S. Government Agency Mortgages with a market value of $1,218,348	$1,194,459	1,194,459

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (12.9%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $7,487,206, collateralized by U.S. Government Agency Mortgages with a market value of $7,633,483	7,483,807	7,483,807

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT U.S. Growth Leaders Fund

Total Investments (Cost $62,647,057) (b) — 113.5%	65,578,833

Liabilities in excess of other assets — (13.5)%	(7,808,841)

NET ASSETS — 100.0%	$57,769,992

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of March 31, 2007.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt
KY	Cayman Islands

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Global Utilities Fund

	Shares	Value
COMMON STOCKS (99.7%)
Austria (0.5%)(a)
Diversified Telecommunication Services— 0.5%
Telekom Austria AG	16,050	$403,250

Belgium (1.2%)(a)
Diversified Telecommunication Services— 0.3%
Belgacom SA	5,830	260,126

Electric Utility— 0.2%
Elia System Operator SA	2,930	120,613

Wireless Telecommunication Services— 0.7%
Mobistar SA	6,010	509,203

		889,942

Brazil (1.2%)
Electric Utility— 1.2%
Cemig SA - ADR	19,210	934,567

Finland (0.3%)(a)
Diversified Telecommunication Services— 0.3%
Elisa Oyj, Class A	8,570	248,300

France (4.2%)(a)
Diversified Telecommunication Services— 1.8%
France Telecom SA	51,192	1,356,382

Multi-Utility— 1.9%
Suez SA	27,140	1,437,696

Wireless Telecommunication Services— 0.5%
Bouygues SA	5,380	416,713

		3,210,791

Germany (5.3%)(a)
Electric Utility— 2.8%
E. On AG	15,910	2,153,736

Multi-Utility— 2.5%
RWE AG	18,242	1,928,493

		4,082,229

Greece (1.5%)(a)
Diversified Telecommunication Services— 0.4%
Hellenic Telecommunications Organization SA*	12,561	342,592

Wireless Telecommunication Services— 1.1%
Cosmote Mobile Telecommunications SA	28,010	838,322

		1,180,914

Hong Kong (0.1%)(a)
Electric Utility— 0.1%
CLP Holdings Ltd.	13,000	94,968

Italy (3.2%)(a)
Diversified Telecommunication Services— 2.0%
Telecom Italia SpA	264,968	756,969
Telecom Italia SpA RISP	298,170	737,561

		1,494,530

Electric Utility— 1.1%
Enel SpA	80,420	861,159

Gas Utility— 0.1%
Snam Rete Gas SpA	15,945	101,529

		2,457,218

Japan (8.9%)(a)
Diversified Telecommunication Services— 2.0%
Nippon TeleGraph & Telephone Corp.	296	1,563,855

Electric Utilities— 2.0%
Chubu Electric Power Co., Inc.	10,300	354,011
Kansai Electric Power Co., Inc.	8,100	233,087
Kyushu Electric Power Co., Inc.	6,500	184,787
Tohoku Electric Power Co., Inc.	5,900	149,581
Tokyo Electric Power Co., Inc.	16,600	566,754

		1,488,220

Gas Utilities— 0.4%
Osaka Gas Co. Ltd.	36,000	139,507
Tokyo Gas Co. Ltd.	28,000	155,653

		295,160

Wireless Telecommunication Services— 4.5%
KDDI Corp.	171	1,360,548
NTT DoCoMo, Inc.	883	1,626,948
Softbank Corp.	17,900	458,542

		3,446,038

		6,793,273

Mexico (0.9%)
Communications Equipment— 0.9%
America Movil SA de CV ADR	13,710	655,201

Netherlands (1.6%)(a)
Diversified Telecommunication Services— 1.6%
Koninklijke KPN NV	79,320	1,235,802

Portugal (0.4%)(a)
Electric Utility— 0.4%
EDP - Energias de Portugal SA	57,530	309,763

Singapore (0.8%)(a)
Diversified Telecommunication Services— 0.8%
Singapore Telecommunications Ltd.	274,000	591,810

Spain (8.8%)(a)
Diversified Telecommunication Services— 4.8%
Telefonica SA	164,750	3,647,946

Electric Utilities— 4.0%
Endesa SA	17,080	919,031
Iberdrola SA	25,110	1,189,336
Union Fenosa SA	17,827	964,283

		3,072,650

		6,720,596

Sweden (0.8%)(a)
Diversified Telecommunication Services— 0.8%
TeliaSonera AB	72,670	630,663

United Kingdom (17.1%)(a)
Diversified Telecommunication Services— 2.3%
BT Group PLC	251,890	1,507,353
Cable & Wireless PLC	70,117	230,681

		1,738,034

Electric Utility— 1.6%
Scottish & Southern Energy PLC	41,122	1,251,176

Independent Power Producers & Energy Traders— 0.4%
International Power PLC	34,230	267,516

Multi-Utilities— 5.1%
Centrica PLC	187,300	1,428,788
National Grid PLC	119,395	1,883,923
United Utilities PLC	41,560	619,152

		3,931,863

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Global Utilities Fund

Water Utilities— 2.9%
Kelda Group PLC	19,490	$360,470
Northumbrian Water Group PLC	111,558	682,653
Pennon Group PLC	61,850	712,197
Severn Trent Water PLC	17,716	499,956

		2,255,276

Wireless Telecommunication Services— 4.8%
Vodafone Group PLC	1,380,200	3,690,022

		13,133,887

United States (42.9%)
Diversified Telecommunication Services— 17.1%
AT&T, Inc.	238,379	9,399,284
Verizon Communications, Inc.	98,300	3,727,536

		13,126,820

Electric Utilities— 12.6%
DPL, Inc.	29,540	918,399
Duke Energy Corp.	21,930	444,960
Edison International	30,236	1,485,495
Entergy Corp.	11,750	1,232,810
Exelon Corp.	24,885	1,709,848
FirstEnergy Corp.	14,710	974,390
FPL Group, Inc.	16,200	990,954
PPL Corp.	35,324	1,444,751
Progress Energy, Inc.	9,590	483,720

		9,685,327

Independent Power Producers & Energy Traders— 2.1%
AES Corp.*	17,480	376,170
Constellation Energy Group	9,200	799,940
TXU Corp.	7,370	472,417

		1,648,527

Multi-Utilities— 7.7%
Alliant Energy Corp.	32,800	1,470,096
Centerpoint Energy, Inc.	58,860	1,055,948
Nstar	7,600	266,912
PG&E Corp.	9,330	450,359
Sempra Energy	24,640	1,503,286
Wisconsin Energy Corp.	12,400	601,648
Xcel Energy, Inc.	21,050	519,725

		5,867,974

Oil, Gas & Consumable Fuels— 1.0%
Sunoco, Inc.	10,800	760,752

Wireless Telecommunication Services— 2.4%
ALLTEL Corp.	8,600	533,200
Sprint Corp.	68,871	1,305,794

		1,838,994

		32,928,394

Total Common Stocks (Cost $64,298,038)		76,501,568

Total Investments (Cost $64,298,038) (b) — 99.7%		76,501,568

Other assets in excess of liabilities — 0.3%		197,400

NET ASSETS — 100.0%		$76,698,968

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Global Financial Services Fund

	Shares	Value
COMMON STOCKS (99.7%)
Australia (5.4%)(a)
Commercial Banks— 3.9%
Australia & New Zeland Banking Group Ltd.	30,470	$730,997
Commonwealth Bank of Australia	14,570	591,430

		1,322,427

Real Estate Investment Trust (REIT)— 1.5%
Westfield Group	30,190	501,545

		1,823,972

Belgium (1.5%)(a)
Insurance— 1.5%
Fortis NV	10,830	494,321

Bermuda (0.6%)
Insurance— 0.6%
OneBeacon Insurance Group Ltd.	8,610	215,250

Canada (2.6%)
Banks— 2.6%
Royal Bank Of Canada	11,250	560,453
Toronto-Dominion Bank	5,450	327,793

		888,246

Cayman Islands (0.8%)
Insurance— 0.8%
XL Capital Ltd., Class A ADR	3,640	254,654

Chile (1.4%)
Commercial Bank— 1.4%
Banco Santander Chile SA ADR	9,790	488,227

China (1.1%)(a)
Commercial Bank— 1.1%
China Construction Bank, Class H	669,600	380,897

France (3.8%)(a)
Commercial Bank— 2.2%
BNP Paribas	7,000	732,086

Insurance— 1.6%
Axa	13,210	561,730

		1,293,816

Germany (3.7%)(a)
Capital Markets— 0.7%
Deutsche Boerse AG	980	225,166

Commercial Banks— 3.0%
Commerzbank AG	10,450	461,996
Deutsche Bank AG	4,160	559,652

		1,021,648

		1,246,814

Greece (3.8%)(a)
Commercial Banks— 3.8%
Alpha Bank AE	18,010	568,350
National Bank of Greece SA	13,280	702,447

		1,270,797

Hong Kong (0.9%)(a)
Real Estate Management & Development— 0.9%
Hang Lung Group Ltd.	84,550	298,659

Ireland (1.7%)
Commercial Bank— 1.0%(a)
Anglo Irish Bank Corp. PLC	16,020	342,716

Transportation— 0.7%
Genesis Lease Ltd. Sponsored ADR*	9,350	244,503

		587,219

Italy (3.4%)(a)
Commercial Bank— 3.4%
UniCredito Italiano SPA	119,964	1,142,202

Japan (8.8%)(a)
Capital Markets— 0.6%
Nomura Holdings, Inc.	9,780	202,798

Commercial Banks— 3.7%
Mitsubishi UFJ Financial Group, Inc.	48	540,894
Mizuho Financial Group, Inc.	50	321,238
Sumitomo Mitsui Financial Group, Inc.	22	199,211
Suruga Bank Ltd.	13,800	179,128

		1,240,471

Consumer Finance— 1.4%
ORIX Corp.	1,840	477,496

Insurance— 0.7%
Millea Holdings, Inc.	6,700	246,938

Real Estate Management & Development— 2.4%
K.K. DaVinci Advisors*	200	212,631
Mitsubishi Estate Co. Ltd.	10,300	336,909
Sumitomo Realty & Development Co. Ltd.	6,700	253,103

		802,643

		2,970,346

Netherlands (3.8%)
Aerospace & Defense— 0.7%
AerCap Holdings NV ADR*	8,000	232,880

Commercial Bank— 1.0%(a)
ABN AMRO Holding NV	7,950	342,515

Insurance— 2.1%(a)
ING Groep NV	16,540	699,680

		1,275,075

Spain (3.3%)(a)
Capital Markets— 0.6%
Bolsas y Mercados Espanoles*	4,350	214,592

Commercial Bank— 2.7%
Banco Bilbao Vizcaya Argentaria SA	36,760	902,555

		1,117,147

Switzerland (3.9%)(a)
Commercial Bank— 2.1%
Credit Suisse Group	9,980	718,654

Insurance— 1.8%
UBS AG*	10,200	608,421

		1,327,075

United Kingdom (9.2%)(a)
Commercial Banks— 6.7%
HBOS PLC	29,100	601,550
HSBC Holdings PLC	47,820	837,288
Royal Bank of Scotland Group PLC	20,850	816,148

		2,254,986

Insurance— 1.1%
Lloyds TSB Group PLC	34,040	375,927

Real Estate Investment Trusts (REITs)— 1.4%
British Land Co. PLC	6,810	205,390

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Nationwide NVIT Global Financial Services Fund

Land Securities Group PLC	6,240	$263,680

		469,070

		3,099,983

United States (40.0%)
Capital Markets— 9.1%
Charles Schwab Corp.	9,370	171,377
Franklin Resources, Inc.	3,460	418,072
Gilead Sciences, Inc.	4,280	349,548
Goldman Sachs Group, Inc.	4,660	962,896
Highland Distressed Opportunities, Inc.*	9,390	134,934
Northern Trust Corp.	4,590	276,043
State Street Corp.	5,610	363,247
T. Rowe Price Group, Inc.	8,340	393,565

		3,069,682

Commercial Banks— 7.7%
BB&T Corp.	7,860	322,417
First Midwest Bancorp, Inc.	4,350	159,862
First State Bancorp	3,890	87,720
SunTrust Banks, Inc.	2,970	246,629
U.S. Bancorp	10,120	353,896
Wachovia Corp.	18,390	1,012,369
Wintrust Financial Corp.	4,060	181,117
Zions Bancorp	2,540	214,681

		2,578,691

Consumer Finance— 0.4%
SLM Corp.	3,370	137,833

Diversified Financial Services— 7.4%
Bank of America Corp.	5,230	266,835
Chicago Mercantile Exchange Holdings, Inc.	720	383,371
Citigroup, Inc.	11,400	585,276
IntercontinentalExchange, Inc.*	1,780	217,534
International Securities Exchange Holdings, Inc.	5,820	284,016
Investment Technology Group, Inc.*	4,360	170,912
J.P. Morgan Chase & Co.	12,270	593,622

		2,501,566

Insurance— 9.6%
AFLAC, Inc.	1,450	68,237
Allstate Corp.	2,190	131,531
American Equity Investment Life Holding Co.	6,600	86,658
American International Group, Inc.	14,750	991,495
Assurant, Inc.	5,620	301,401
HCC Insurance Holdings, Inc.	13,390	412,412
Principal Financial Group, Inc.	5,450	326,292
Progressive Corp. (The)	6,120	133,538
Prudential Financial, Inc.	4,880	440,469
Travelers Cos., Inc. (The)	6,950	359,801

		3,251,834

IT Services— 0.9%
Alliance Data Systems Corp.*	1,450	89,349
Wright Express Corp.*	7,380	223,835

		313,184

Real Estate Investment Trusts (REITs)— 3.4%
CBRE Realty Finance, Inc.	11,660	154,262
Health Care REIT, Inc.	3,490	153,211
HFF, Inc., Class A*	10,850	162,750
iStar Financial, Inc.	4,730	221,506
ProLogis Trust	4,320	280,498
Quadra Realty Trust, Inc.*	12,510	163,130

		1,135,357

Thrifts & Mortgage Finance— 1.5%
Countrywide Credit Industries, Inc.	5,570	187,375
PMI Group, Inc.	4,460	201,681
Westfield Financial, Inc.	11,780	126,282

		515,338

		13,503,485

Total Common Stocks (Cost $31,789,852)		33,678,185

Total Investments (Cost $31,789,852) (b) — 99.7%		33,678,185

Other assets in excess of liabilities — 0.3%		110,804

NET ASSETS — 100.0%		$33,788,989

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depository Receipt

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Gartmore NVIT Developing Markets Fund

	Shares	Value
COMMON STOCKS (91.7%)
Argentina (1.1%)
Metals & Mining— 1.1%
Tenaris SA ADR	75,800	$3,479,220

Brazil (12.7%)
Commercial Banks— 2.1%
Banco Bradesco SA, Preferred Shares	157,792	3,218,212
Unibanco GDR	39,000	3,410,940

		6,629,152

Insurance— 1.1%
Porto Seguro SA	105,700	3,490,312

Metals & Mining— 2.8%
Companhia Vale do Rio Doce, Preferred Shares, Class A	285,334	8,923,183

Multiline Retail— 1.8%
Lojas Renner SA	447,900	5,807,279

Oil, Gas & Consumable Fuels— 2.2%
Petroleo Brasileiro SA	25,200	633,151
Petroleo Brasileiro SA ADR - BR	64,134	6,381,974

		7,015,125

Paper & Forest Products— 0.8%
Aracruz Celulose SA ADR	45,278	2,375,737

Telephones— 0.9%
Tim Participacoes ADR	85,900	2,790,032

Transportation Infrastructure— 1.0%
Companhia de Consessoes Rodoviarias	232,604	3,102,817

		40,133,637

China (3.0%)(a)
Commercial Bank— 0.9%
Industrial & Commercial Bank of China*	4,957,000	2,755,340

Construction Materials— 1.2%
Anhui Conch Cement Co. Ltd.	1,098,200	3,891,453

Oil, Gas & Consumable Fuels— 0.9%
PetroChina Co. Ltd.	2,373,000	2,781,531

		9,428,324

Czech Republic (1.4%)(a)
Electric Utility— 1.4%
CEZ AS	102,400	4,527,608

Egypt (1.3%)(a)
Diversified Telecommunication Services— 1.3%
Orascom Telecom Holding GDR SAE	58,300	3,958,555

Hong Kong (10.5%)(a)
Insurance— 1.6%
China Life Insurance Co., Ltd.	1,709,100	4,891,195

Multi-Utility— 1.0%
China Resources Power Holdings Co., Ltd.	2,111,800	3,227,757

Oil, Gas & Consumable Fuels— 2.0%
China Petroleum & Chemical Corp.	6,046,000	5,103,966
CNPC Hong Kong Ltd.	2,520,000	1,253,341

		6,357,307

Personal Products— 0.7%
Hengan International Group Co., Ltd.	712,000	2,083,984

Real Estate Management & Development— 1.3%
Shimao Property Holdings Ltd.*	2,139,400	4,230,060

Textiles, Apparel & Luxury Goods— 0.8%
Ports Design Ltd.	1,003,500	2,668,141

Transportation— 1.2%
Pacific Basin Shipping Ltd.	4,218,000	3,617,482

Wireless Telecommunication Services— 1.9%
China Mobile Ltd.	667,800	6,007,449

		33,083,375

Hungary (0.8%)(a)
Oil, Gas & Consumable Fuels— 0.8%
MOL Magyar Olaj-es Gazipari	21,800	2,498,390

India (1.2%)
IT Services— 1.2%
Satyam Computer Services Ltd. ADR	165,800	3,763,660

Indonesia (2.4%)(a)
Automobiles— 0.9%
PT Astra International, Inc.	1,963,500	2,828,836

Commercial Bank— 0.5%
PT Bank Internasional Indonesia Tbk	82,970,388	1,748,988

Diversified Telecommunication Services— 1.0%
PT Telekomunikasi Indonesia	2,870,856	3,090,828

		7,668,652

Kazakhstan (0.9%)
Commercial Bank— 0.5%
Kazkommertsbank*	76,900	1,495,705

Metals & Mining— 0.4%
Kazakhgold Group Ltd. GDR*	52,839	1,244,358

		2,740,063

Malaysia (3.4%)(a)
Commercial Bank— 1.3%
Bumiputra Commerce Holdings Bhd	1,408,400	4,051,048

Food Products— 1.1%
IOI Corp. Berhad	555,600	3,547,424

Hotels, Restaurants & Leisure— 1.0%
Genting Berhad	276,100	3,174,410

		10,772,882

Mexico (7.1%)
Beverages— 0.9%
Fomento Economico ADR	26,700	2,947,413

Commercial Bank— 1.8%
Grupo Financiero Banorte SA de CV	1,234,634	5,851,240

Communications Equipment— 2.1%
America Movil SA de CV ADR	139,800	6,681,042

Food & Staples Retailing— 1.4%
Wal-Mart de Mexico SA de CV	1,032,700	4,410,417

Metals & Mining— 0.9%
Industrias CH SA*	642,600	2,710,618

		22,600,730

Pakistan (0.1%)
Commercial Bank— 0.1%
MCB Bank Ltd. GDR*	14,396	255,524

Republic of Korea (13.5%)
Commercial Bank— 1.6%(a)
Industrial Bank of Korea	252,700	5,045,139

Construction & Engineering— 2.4%(a)
Hyundai Development Co.	60,200	3,305,164

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Developing Markets Fund

Hyundai Heavy Industries	20,666	4,113,339

		7,418,503

Diversified Financial Services— 0.8%(a)
Shinhan Financial Group Ltd.	42,584	2,434,583

Electronic Equipment & Instruments— 0.0%
Samsung Electronics Co., Ltd. GDR	2	470

Insurance— 0.9%(a)
Samsung Fire & Marine Insurance Co., Ltd.*	17,567	2,935,213

Machinery— 1.0%(a)
Hanjin Heavy Industries & Construction Co., Ltd.	93,700	3,281,640

Metals & Mining— 2.7%(a)
Korea Zinc Co., Ltd.	30,200	3,207,276
POSCO	12,390	5,166,845

		8,374,121

Multiline Retail— 0.7%
Lotte Shopping Co., Ltd. GDR*	135,051	2,353,939

Semiconductors & Semiconductor Equipment— 3.4%(a)
Samsung Electrical Co. Ltd.	17,990	10,729,483

		42,573,091

Russian Federation (11.8%)
Automobiles— 0.9%(a)
JSC Severstal-Avto	95,180	2,943,549

Commercial Bank— 2.1%(a)
Sberbank RF	1,907	6,735,886

Electric Utility— 2.2%
RAO Unified Energy System GDR	50,240	6,845,200

Metals & Mining— 1.2%
Chelyabinsk Zink Plant*	3,600	459,000
Norilsk Nickel ADR	17,300	3,287,000

		3,746,000

Oil, Gas & Consumable Fuels— 4.1%
Gazprom ADR(a)	194,800	8,152,380
Surgutneftegaz ADR	75,474	4,769,957

		12,922,337

Telephones— 1.3%
Mobile Telesystems ADR	75,900	4,247,364

		37,440,336

South Africa (7.1%)
Commercial Bank— 1.1%(a)
ABSA Group Ltd.	184,998	3,542,776

Health Care Providers & Services— 1.0%(a)
Network Healthcare Holdings Ltd.	1,581,200	3,014,568

Industrial Conglomerate— 1.1%(a)
Barloworld Ltd.	144,664	3,598,865

Metals & Mining— 1.1%(a)
Anglo Platinum Ltd.	21,800	3,431,157

Oil, Gas & Consumable Fuels— 0.7%
Sasol Ltd.	70,467	2,354,412

Specialty Retail— 0.8%(a)
Truworths International Ltd.	515,600	2,510,061

Wireless Telecommunication Services— 1.3%(a)
MTN Group Ltd.	305,263	4,140,073

		22,591,912

Taiwan (10.0%)(a)
Computers & Peripherals— 1.7%
Asustek Computer, Inc.	1,030,500	2,420,068
Inventec Co. Ltd.	3,719,000	2,962,115

		5,382,183

Construction Materials— 0.8%
Taiwan Cement Corp.	3,033,835	2,551,421

Electronic Equipment & Instruments— 1.4%
Hon Hai Precision Industry Co. Ltd.	673,200	4,499,102

Insurance— 1.0%
Shin Kong Financial Holding Co. Ltd.	3,416,112	3,024,538

Semiconductors & Semiconductor Equipment— 4.3%
MediaTek, Inc.	397,900	4,554,394
Siliconware Precision Industries Co.	1,894,000	3,583,569
Taiwan Semiconductor Manufacturing Co. Ltd.	2,725,000	5,546,464

		13,684,427

Textiles, Apparel & Luxury Goods— 0.8%
Formosa Taffeta Co. Ltd.	3,000,000	2,586,640

		31,728,311

Thailand (1.2%)
Metals & Mining— 1.2%
Banpu Public Co., Ltd.	683,900	3,906,319

Turkey (1.0%)
Commercial Banks— 1.0%
Turkiye Vakiflar Bankasi(a)	695,843	1,734,942
Turkiye Vakiflar Bankasi T.A.O.*	675,732	1,516,751

		3,251,693

Venezuela (1.2%)
Metals & Mining— 1.2%
Ternium SA ADR	134,000	3,743,960

Total Common Stocks (Cost $236,705,649)		290,146,242

	Principal Amount	Value
FOREIGN BOND (0.0%)
Brazil (0.0%)
Metals & Mining— 0.0%
Comp Vale DO Rio Doce ,0.00%, 09/29/49 (c)	$20,000	$0

PARTICIPATION NOTES (4.9%)
India (4.0%)
Automobiles— 0.8%
Tata Motors Ltd., 0.00%, 09/14/07	156,000	2,614,560

Chemicals— 1.2%
Reliance Industries Ltd., 0.00%, 03/09/09	122,666	3,868,886

Wireless Telecommunication Services— 1.9%
Bharti Airtel Ltd., 0.00%, 04/27/07*	349,082	6,136,861

		12,620,307

Pakistan (0.9%)
Commercial Bank— 0.9%
Muslim Commercial Bank Ltd., 0.00%, 09/22/09	627,900	2,800,434

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Gartmore NVIT Developing Markets Fund

Total Participation Notes (Cost $11,156,597)		15,420,741

REPURCHASE AGREEMENTS (3.4%)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, Repurchase price $10,866,233, collateralized by U.S. Government Agency Mortgages with a market value of $11,078,701	$10,861,472	$10,861,472

Total Investments (Cost $258,723,718) (b) — 100.0%		316,428,455

Liabilities in excess of other assets — 0.0%		(28,895)

NET ASSETS — 100.0%		$316,399,560

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
(c)	Illiquid security.
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

American Funds NVIT Growth Fund

	Shares	Value
MUTUAL FUNDS (99.9%)
Equity Fund (99.9%)
American Funds NVIT Growth Fund	1,509,983	$99,069,956
Total Investments (Cost $94,073,147)(a) — 99.9%		99,069,956

Other assets in excess of liabilities — 0.1%		80,103

NET ASSETS — 100.0%		$99,150,059

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

American Funds Insurance Series Growth Fund

Investment portfolio, March 31, 2007

		Unaudited
Common stocks - 97.17%	Shares	Market value (000)
3M Co.	395,000	$30,190
Abraxis BioScience, Inc. (1)	667,900	17,840
Actuant Corp., Class A	650,000	33,026
Advanced Micro Devices, Inc. (1)	10,200,000	133,212
Agere Systems Inc., Class A (1)	1,470,000	33,251
Allergan, Inc.	160,000	17,731
Allied Waste Industries, Inc. (1)	4,100,000	51,619
Altera Corp. (1)	3,750,000	74,963
Altria Group, Inc.	7,770,000	682,284
American International Group, Inc.	4,350,000	292,407
Amgen Inc. (1)	1,500,000	83,820
AMP Ltd.	6,880,000	57,916
AMR Corp. (1)	1,084,257	33,016
Anadarko Petroleum Corp.	2,000,000	85,960
Apollo Group, Inc., Class A (1)	1,495,000	65,630
Applied Materials, Inc.	1,605,000	29,404
Arch Coal, Inc.	2,000,000	61,380
Archer Daniels Midland Co.	5,500,000	201,850
AstraZeneca PLC (Sweden)	850,000	45,762
AU Optronics Corp.	508,323	727
Automatic Data Processing, Inc.	161,700	7,826
Aveta, Inc. (1) (2)	3,918,000	31,344
Avon Products, Inc.	775,000	28,877
Baker Hughes Inc.	1,400,000	92,582
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	228,352
Barrick Gold Corp.	12,775,000	364,726
Beckman Coulter, Inc.	555,000	35,459
Berkshire Hathaway Inc., Class A (1)	486	52,969
Best Buy Co., Inc.	4,736,300	230,753
BG Group PLC	3,050,000	44,015
Bharti Airtel Ltd. (1)	7,499,800	132,926
Bill Barrett Corp. (1)	1,933,000	62,649
Boeing Co.	3,465,000	308,073
Bunge Ltd.	2,829,600	232,650
Caltex Australia Ltd.	1,484,030	28,688
Cameco Corp.	2,150,000	88,021
Canadian Natural Resources, Ltd.	6,625,700	366,434
Cardinal Health, Inc.	1,200,000	87,540
Carnival Corp., units	6,905,000	323,568
Caterpillar Inc.	600,000	40,218
CDW Corp.	765,000	46,994
Ceridian Corp. (1)	1,100,000	38,324
Chevron Corp.	1,000,000	73,960
Chipotle Mexican Grill, Inc., Class A (1)	595,000	36,949
Chipotle Mexican Grill, Inc., Class B (1)	662,600	38,033
Cintas Corp.	550,000	19,855
Cisco Systems, Inc. (1)	12,553,000	320,478
Citigroup Inc.	3,500,000	179,690
Clear Channel Communications, Inc.	1,375,000	48,180
Coca-Cola Co.	2,645,000	126,960
Commerce Bancorp, Inc.	1,100,000	36,718
ConocoPhillips	1,298,520	88,754
Constellation Brands, Inc., Class A (1)	2,624,000	55,576
Core Laboratories NV (1)	1,197,700	100,403
CRH PLC	1,725,109	73,824
DataPath, Inc. (1) (2) (3)	2,819,968	26,790
Dell Inc. (1)	1,500,000	34,815
Delta Petroleum Corp. (1)	2,320,000	53,267
Denbury Resources Inc. (1)	1,400,000	41,706
Devon Energy Corp.	3,409,072	235,976
Diageo PLC	2,650,000	53,712

DreamWorks Animation SKG, Inc., Class A (1)	900,000	27,522
E.I. du Pont de Nemours and Co.	2,000,000	98,860
East West Bancorp, Inc.	2,200,000	80,894
Eli Lilly and Co.	970,000	52,099
EMC Corp. (1)	3,000,000	41,550
Endo Pharmaceuticals Holdings Inc. (1)	4,500,000	132,300
Energy XXI Acquisition Corp. (Bermuda) Ltd. (1) (2)	2,390,758	11,117
EOG Resources, Inc.	2,515,000	179,420
Exxon Mobil Corp.	1,550,000	116,947
Fannie Mae	6,440,000	351,495
Forest Laboratories, Inc. (1)	1,000,000	51,440
Fortune Brands Inc.	1,000,000	78,820
Freddie Mac	4,572,700	272,030
Freeport-McMoRan Copper & Gold Inc.	2,704,500	179,011
Garmin Ltd.	2,000,000	108,300
General Dynamics Corp.	1,300,000	99,320
General Electric Co.	7,370,000	260,603
General Mills, Inc.	265,000	15,428
Georgia Gulf Corp. (3)	2,224,000	36,051
Getty Images, Inc. (1)	1,000,000	48,630
Gilead Sciences, Inc. (1)	2,300,000	175,950
Gold Fields Ltd.	10,000,000	185,109
Google Inc., Class A (1)	1,881,400	861,982
Grafton Group PLC, units (1)	2,800,000	42,125
Halliburton Co.	8,550,000	271,377
Harman International Industries, Inc.	1,935,000	185,915
Harrah’s Entertainment, Inc.	839,000	70,854
HDFC Bank Ltd.	3,000,000	66,414
Henry Schein, Inc. (1)	2,500,000	137,950
Hess Corp.	3,000,000	166,410
Hon Hai Precision Industry Co., Ltd.	4,702,962	31,557
Illinois Tool Works Inc.	1,449,200	74,779
Imperial Oil Ltd.	3,400,000	126,243
International Business Machines Corp.	1,600,000	150,816
Iron Mountain Inc. (1)	1,650,000	43,114
Johnson Controls, Inc.	3,649,700	345,335
KDDI Corp.	4,490	35,918
KGen Power Corp. (1) (2) (3)	3,166,128	56,990
Kingspan Group PLC	2,800,000	74,327
Kirin Brewery Co., Ltd.	560,000	8,103
KLA-Tencor Corp.	555,000	29,593
Kohl’s Corp. (1)	5,540,000	424,419
Kyocera Corp.	500,000	47,224
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	4,500,000	107,190
Limited Brands, Inc.	1,087,457	28,339
Linear Technology Corp.	2,895,000	91,453
Lockheed Martin Corp.	1,150,000	111,573
L’Oréal SA	1,500,000	163,946
Lowe’s Companies, Inc.	16,526,000	520,404
Magna International Inc., Class A	725,000	54,455
Marsh & McLennan Companies, Inc.	4,963,200	145,372
Maxim Integrated Products, Inc.	4,805,000	141,267
McKesson Corp.	665,000	38,929
Medco Health Solutions, Inc. (1)	919,000	66,655
Mediatek Incorporation	3,261,500	37,460
MedImmune, Inc. (1)	1,765,000	64,228
Medtronic, Inc.	6,900,000	338,514
Mellon Financial Corp.	3,520,700	151,883
MGM Mirage, Inc. (1)	2,130,600	148,119
Microsoft Corp.	23,895,000	665,954
Minerals Technologies Inc. (3)	1,000,000	62,160
Mitsubishi Heavy Industries, Ltd.	15,819,000	102,475
Monsanto Co.	1,800,000	98,928
Monster Worldwide, Inc. (1)	2,494,000	118,141
Motorola, Inc.	2,291,400	40,489
MSC Industrial Direct Co., Inc., Class A	1,000,000	46,680
Murphy Oil Corp.	2,698,800	144,116
NAVTEQ Corp. (1) (3)	5,700,000	196,650
Newcrest Mining Ltd.	2,746,666	52,941
Newfield Exploration Co. (1)	1,917,200	79,966

Newmont Mining Corp.	9,305,000	390,717
News Corp., Class A	6,500,000	150,280
Nokia Corp.	5,015,000	115,554
Nokia Corp. (ADR)	5,008,000	114,783
Norsk Hydro ASA	2,450,000	81,428
Northrop Grumman Corp.	1,150,000	85,353
Novellus Systems, Inc. (1)	1,990,000	63,720
OPTI Canada Inc. (1)	4,855,000	83,732
Oracle Corp. (1)	14,622,800	265,111
Patterson Companies, Inc. (1)	3,217,900	114,203
Peabody Energy Corp.	2,653,000	106,757
Penn National Gaming, Inc. (1)	1,600,000	67,872
PepsiCo, Inc.	2,145,000	136,336
Petro-Canada	2,660,300	104,201
Potash Corp. of Saskatchewan Inc.	1,500,000	239,895
Procter & Gamble Co.	855,000	54,002
Quicksilver Resources Inc. (1)	1,974,150	78,512
Qwest Communications International Inc. (1)	43,050,000	387,020
Raytheon Co.	246,000	12,905
Red Hat, Inc. (1)	8,485,000	194,561
Reliant Energy, Inc. (1)	9,240,000	187,757
Rio Tinto PLC	1,448,963	82,786
Robert Half International Inc.	1,000,000	37,010
Roche Holding AG	3,460,000	613,576
Rosetta Resources Inc. (1) (2) (3)	2,980,000	61,209
Royal Caribbean Cruises Ltd.	1,000,000	42,160
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,300
Samsung Electronics Co., Ltd.	235,000	140,675
Sanofi-Aventis	990,000	86,188
Schering-Plough Corp.	6,450,000	164,539
Schlumberger Ltd.	7,419,600	512,694
Sealed Air Corp.	3,000,000	94,800
Seven & I Holdings Co., Ltd.	3,942,000	120,308
Shangri-La Asia Ltd.	18,000,000	44,555
Shaw Communications Inc., Class B, nonvoting	3,000,000	110,760
Shire PLC (ADR)	2,700,000	167,130
Southwest Airlines Co.	4,795,300	70,491
Southwestern Energy Co. (1)	4,681,200	191,836
Sprint Nextel Corp., Series 1	23,050,000	437,028
Starbucks Corp. (1)	4,662,300	146,210
Stryker Corp.	1,740,000	115,397
Suncor Energy Inc.	3,010,863	229,465
SunTrust Banks, Inc.	500,000	41,520
Symantec Corp. (1)	1,500,000	25,950
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,634,957	49,826
Talisman Energy Inc.	2,400,000	42,144
Target Corp.	8,890,000	526,821
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	66,521
Texas Instruments Inc.	1,080,000	32,508
Time Warner Inc.	7,000,000	138,040
Toyota Motor Corp.	765,000	49,101
Transocean Inc. (1)	2,731,400	223,155
Tyco International Ltd.	2,596,500	81,920
UAL Corp. (1)	2,000,000	76,340
United Parcel Service, Inc., Class B	500,000	35,050
UnitedHealth Group Inc.	2,115,000	112,032
Walgreen Co.	5,000,000	229,450
WellPoint, Inc. (1)	1,946,500	157,861
Wells Fargo & Co.	3,225,000	111,037
Wm. Wrigley Jr. Co.	2,047,500	104,279
Xilinx, Inc.	3,200,900	82,359
Yahoo! Inc. (1)	6,750,000	211,208
Zimmer Holdings, Inc. (1)	3,910,000	333,953
Zions Bancorporation	1,440,000	121,709

Total common stocks (cost: $20,935,070,000)		26,893,435

Short-term securities - 2.74%	Principal amount (000)	Market value (000)
Ciesco LLC 5.24% due 5/1/2007 (2)	57,200	56,942
CAFCO, LLC 5.235%-5.25% due 4/10-4/11/2007 (2)	85,200	85,071
Clipper Receivables Co., LLC 5.23%-5.24% due 4/4-4/18/2007 (2)	100,700	100,517
Procter & Gamble International Funding S.C.A. 5.23% due 6/1-6/4/2007 (2)	90,000	89,193
IBM Corp. 5.22% due 5/1/2007 (2)	82,400	82,030
CIT Group, Inc. 5.22%-5.24% due 4/25-5/21/2007 (2)	66,200	65,868
Park Avenue Receivables Co., LLC 5.25% due 4/11/2007 (2)	50,000	49,920
Three Pillars Funding, LLC 5.25%-5.42% due 4/2-5/15/2007 (2)	38,024	37,792
Triple-A One Funding Corp. 5.24% due 4/24/2007 (2)	37,185	37,056
Abbott Laboratories 5.19%-5.21% due 4/2-4/5/2007 (2)	33,000	32,988
Hershey Co. 5.22% due 5/1/2007 (2)	32,000	31,852
Edison Asset Securitization LLC 5.23% due 4/3/2007 (2)	25,000	24,990
Wm. Wrigley Jr. Co. 5.20% due 4/20/2007 (2)	25,000	24,928
Estée Lauder Companies Inc. 5.25% due 5/1/2007 (2)	21,700	21,599
Wal-Mart Stores Inc. 5.22% due 5/1/2007 (2)	19,300	19,213

Total short-term securities (cost: $759,919,000)		759,959

Total investment securities (cost: $21,694,989,000)		27,653,394
Other assets less liabilities		23,886

Net assets		$27,677,280

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.
(2)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $947,409,000, which represented 3.42% of the net assets of the fund.
(3)	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

ADR = American Depositary Receipts

FoxHollow Technologies, Inc. (1)	145,000	3,029
FPL Group, Inc.	600,000	36,702
Freddie Mac	2,265,000	134,745
General Dynamics Corp.	2,100,000	160,440
General Electric Co.	14,450,000	510,952
Gentex Corp.	3,000,000	48,750
Genworth Financial, Inc., Class A	1,800,000	62,892
Google Inc., Class A (1)	555,000	254,279
Halliburton Co.	5,280,000	167,587
Harley-Davidson, Inc.	1,850,000	108,688
Hess Corp.	1,000,000	55,470
Hewlett-Packard Co.	8,400,000	337,176
Home Depot, Inc.	1,200,000	44,088
Hoya Corp.	2,550,000	84,762
HSBC Holdings PLC (ADR)	1,086,050	95,366
Husky Energy Inc.	1,800,000	125,955
IAC/InterActiveCorp (1)	1,045,000	39,407
Illinois Tool Works Inc.	1,180,600	60,919
Ingersoll-Rand Co. Ltd., Class A	1,290,000	55,947
Intel Corp.	23,620,000	451,851
International Business Machines Corp.	3,625,000	341,692
International Paper Co.	1,950,000	70,980
J.P. Morgan Chase & Co.	4,147,900	200,675
Jabil Circuit, Inc.	1,000,000	21,410
Johnson & Johnson	200,000	12,052
Kellogg Co.	1,250,000	64,288
Kimberly-Clark Corp.	280,000	19,177
Kinetic Concepts, Inc. (1)	150,000	7,596
KLA-Tencor Corp.	950,000	50,654
Kohl’s Corp. (1)	428,800	32,850
Kraft Foods Inc., Class A	2,400,000	75,984
Linear Technology Corp.	3,500,000	110,565
Lockheed Martin Corp.	600,000	58,212
L’Oréal SA	820,000	89,624
Lowe’s Companies, Inc.	16,660,000	524,623
Magna International Inc., Class A	2,295,100	172,385
Marathon Oil Corp.	2,560,000	253,005
Marsh & McLennan Companies, Inc.	2,955,000	86,552
Mattel, Inc.	1,780,900	49,099
Maxim Integrated Products, Inc.	4,100,000	120,540
McKesson Corp.	500,000	29,270
MeadWestvaco Corp.	258,200	7,963
Medco Health Solutions, Inc. (1)	1,400,000	101,542
Medtronic, Inc.	4,450,000	218,317
Merck & Co., Inc.	3,500,000	154,595
Microchip Technology Inc.	820,000	29,135
Micron Technology, Inc. (1)	3,500,000	42,280
Microsoft Corp.	15,635,000	435,747
Molson Coors Brewing Co., Class B	2,215,000	209,583
Murphy Oil Corp.	2,000,000	106,800
Nestlé SA	250,000	97,585
News Corp., Class A	10,815,200	250,047
Nokia Corp.	15,390,000	354,611
Nokia Corp. (ADR)	8,640,300	198,036
Norfolk Southern Corp.	3,326,500	168,321
Novo Nordisk A/S, Class B	1,266,500	115,750
Oracle Corp. (1)	40,855,000	740,701
PepsiCo, Inc.	4,500,000	286,020
Petro-Canada	3,760,000	147,275
Pfizer Inc	5,260,000	132,868
Pitney Bowes Inc.	1,552,200	70,454
Qwest Communications International Inc. (1)	19,100,900	171,717
Roche Holding AG	1,355,000	240,288
Ross Stores, Inc.	1,200,000	41,280
Royal Caribbean Cruises Ltd.	2,770,000	116,783
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	132,600
Royal Dutch Shell PLC, Class B	139,816	4,655
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	119,258
Samsung Electronics Co., Ltd.	205,154	122,809
Sanmina-SCI Corp. (1)	2,250,000	8,145

Sara Lee Corp.	5,000,000	84,600
Schering-Plough Corp.	4,994,800	127,417
Schlumberger Ltd.	6,356,000	439,200
Seagate Technology	3,300,000	76,890
Sealed Air Corp.	1,420,000	44,872
ServiceMaster Co.	2,020,000	31,088
Siemens AG	70,000	7,491
Smith & Nephew PLC	7,639,700	97,165
Solectron Corp. (1)	6,000,000	18,900
Southwest Airlines Co.	2,600,000	38,220
Sprint Nextel Corp., Series 1	11,600,000	219,936
St. Jude Medical, Inc. (1)	4,000,000	150,440
St. Paul Travelers Companies, Inc.	2,800,000	144,956
Symantec Corp. (1)	4,600,000	79,580
Taiwan Semiconductor Manufacturing Co. Ltd.	45,853,645	94,105
Target Corp.	6,060,700	359,157
Telephone and Data Systems, Inc.	1,650,000	98,373
Telephone and Data Systems, Inc., Special Common Shares	1,900,000	106,210
Texas Instruments Inc.	7,700,000	231,770
Time Warner Inc.	9,500,000	187,340
Toyota Motor Corp.	200,000	12,837
Tyco International Ltd.	11,445,300	361,099
Union Pacific Corp.	150,000	15,233
United Parcel Service, Inc., Class B	3,341,100	234,211
United Technologies Corp.	4,075,000	264,875
UnumProvident Corp.	1,000,000	23,030
Verizon Communications Inc.	1,500,000	56,880
VF Corp.	800,000	66,096
Vivendi SA	2,600,000	105,770
Vodafone Group PLC	6,000,000	16,006
Wachovia Corp.	1,330,419	73,240
Walgreen Co.	2,818,800	129,355
Wal-Mart Stores, Inc.	3,470,000	162,917
Walt Disney Co.	3,000,000	103,290
Washington Mutual, Inc.	2,440,550	98,549
Waste Management, Inc.	2,150,000	73,982
WellPoint, Inc. (1)	2,750,000	223,025
Wells Fargo & Co.	1,840,000	63,351
Western Union Co.	1,850,000	40,607
Weyerhaeuser Co.	525,000	39,239
Wm. Wrigley Jr. Co.	1,800,000	91,674
Xilinx, Inc.	3,353,354	86,282
XL Capital Ltd., Class A	1,380,000	96,545
XM Satellite Radio Holdings Inc., Class A (1)	5,100,000	65,892
Yahoo! Inc. (1)	3,400,000	106,386
Other common stocks in initial period of acquisition		293,255

Total common stocks (cost: $18,980,284,000)		24,307,749

	Principal amount	Market value (000)
Convertible securities - 0.03%
Other convertible securities in initial period of acquisition		7,310

Total convertible securities (cost: $7,008,000)		7,310

	Principal amount (000)	Market value (000)
Bonds & notes - 0.05%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	13,300	13,483

Total bonds & notes (cost: $12,547,000)		13,483

	Principal amount (000)	Market value (000)
Short-term securities - 11.07%
3M Co. 5.175% - 5.20% due 5/25-6/8/2007	$85,500.00	$84,775.00
Anheuser-Busch Cos. Inc. 5.18% - 5.19% due 4/18-4/19/2007 (3)	32,600	32,511
Atlantic Industries 5.18% due 06-01-07 (3)	25,000	24,781
Bank of America Corp. 5.20% - 5.235% due 5/21-6/27/2007	200,200	198,442
Brown-Forman Corp. 5.23% due 5/17/2007 (3)	25,000	24,836
CAFCO LLC 5.25% due 4/13/2007 (3)	50,000	49,905
Caterpillar Financial Services Corp. 5.20% - 5.23% due 5/17-6/7/2007	75,000	74,329
CIT Group, Inc. 5.21% - 5.23% due 5/1-5/24/2007 (3)	75,000	74,590
Clipper Receivables Co., LLC 5.23% - 5.24% due 4/9-4/26/2007 (3)	168,400	168,016
Coca-Cola Co. 5.18% - 5.21% due 4/16-5/24/2007 (3)	168,000	166,986
Edison Asset Securitization LLC 5.23% due 4/3/2007 (3)	22,200	22,191
Fannie Mae 5.135% due 4/4/2007	31,467	31,449
Federal Farm Credit Banks 5.13% due 4/2/2007	36,000	35,990
Federal Home Loan Bank 5.13% - 5.18% due 4/4-5/16/2007	244,864	244,261
Freddie Mac 5.135% - 5.16% due 4/16-6/4/2007	110,004	109,187
Harley-Davidson Funding Corp. 5.20% due 4/25-4/27/2007 (3)	21,600	21,520
Harvard University 5.19% due 5/21/2007	25,000	24,816
Hershey Co. 5.19% due 4/20/2007 (3)	17,700	17,649
HSBC Finance Corp. 5.21% due 5/18/2007	25,000	24,833
IBM Capital Inc. 5.195% due 06-18-07 (3)	50,000	49,437
IBM Corp. 5.22% - 5.23% due 4/27-6/1/2007 (3)	91,200	90,643
Illinois Tool Works Inc. 5.21% due 4/4/2007	20,000	19,988
International Lease Finance Corp. 5.22% due 5/18/2007	17,200	17,078
Johnson & Johnson 5.18% due 4/2-6/12/2007 (3)	252,500	251,288
Jupiter Securitization Co., LLC 5.22% - 5.23% due 4/10-5/14/2007 (3)	128,092	127,802
McCormick & Co., Inc. 5.19% due 5/14/2007 (3)	25,000	24,841
Merck & Co. Inc. 5.20% due 4/27/2007	25,000	24,902
Netjets Inc. 5.20% - 5.22% due 5/8-6/1/2007 (3)	27,500	27,309
Park Avenue Receivables Co., LLC 5.21% - 5.26% due 5/7-6/6/07 (3)	91,600	90,803
Private Export Funding Corp. 5.21% - 5.22% due 4/25-5/22/2007 (3)	53,000	52,666
Procter & Gamble International Funding S.C.A. 5.21% - 5.23% due 4/3-6/1/2007 (3)	228,100	227,285
Ranger Funding Co. LLC 5.25% due 4/18/2007 (3)	10,600	10,572
Scripps (E.W.) Co. 5.21% due 4/24/2007 (3)	15,300	15,247
Three Pillars Funding, LLC 5.26% due 4/20/2007 (3)	36,700	36,593
Triple-A One Funding Corp. 5.27% due 4/17/2007 (3)	31,012	30,935
Union Bank of California, N.A. 5.285% due 4/25/2007	50,000	50,000
United Technologies Corp. 5.22% due 4/24/2007 (3)	25,000	24,913
Variable Funding Capital Corp. 5.21% - 5.26% due 4/5-5/11/2007 (3)	249,950	249,160
Wal-Mart Stores Inc. 5.18% - 5.22% due 4/3-7/31/2007 (3)	167,170	165,653
Wm. Wrigley Jr. Co. 5.20% due 6/15/2007 (3)	10,000	9,892

		3,028,074

Total short-term securities (cost: $3,027,878,000)		3,028,074

Total investment securities (cost: $22,027,717,000)		27,356,616
Other assets less liabilities		2,280

Net assets		$27,358,896

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.
(2)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $63,256,000.
(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,088,024,000 which represented 7.63% of the net assets of the fund.

ADR = American Depositary Receipts

American Funds Insurance Series Growth Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/2007 (000)
NAVTEQ Corp.	5,700,000	—	—	5,700,000	—	$196,650
Minerals Technologies Inc.	—	1,000,000	—	1,000,000	—	62,160
Rosetta Resources Inc.	2,980,000	—	—	2,980,000	—	61,209
KGen Power Corp.	3,166,128	—	—	3,166,128	—	56,990
Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	—	36,051
DataPath, Inc.	2,819,968	—	—	2,819,968	—	26,790

					—	$439,850

American Funds Insurance Series Growth Fund

(dollars in thousands)
Federal income tax information
Gross unrealized appreciation on investment securities	$6,354,593
Gross unrealized depreciation on investment securities	(405,306)
Net unrealized appreciation on investment securities	5,949,288
Cost of investment securities for federal income tax purposes	21,704,106

Statement of Investments

March 31, 2007 (Unaudited)

American Funds NVIT Global Growth Fund

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Fund (100.0%)
American Funds NVIT Global Growth Fund	2,380,888	$57,307,973
Total Investments (Cost $52,813,706)(a) — 100.0%		57,307,973

Other assets in excess of liabilities — 0.0%		26,686

NET ASSETS — 100.0%		$57,334,659

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

American Funds Insurance Series Global Growth Fund

Investment portfolio, March 31, 2007

Unaudited

	Shares	Market value (000)
Common stocks - 88.46%
3M Co.	170,000	$12,993.00
Advanced Micro Devices, Inc. (1)	1,900,000	24,814
AEON Credit Service (Asia) Co. Ltd.	760,000	12,831
Aetna Inc.	400,000	17,516
AFLAC Inc.	336,000	15,812
Aisin Seiki Co., Ltd.	475,000	16,677
Akzo Nobel NV	258,000	19,615
Alcoa Inc.	183,100	6,207
Allianz SE	192,000	39,467
Altera Corp. (1)	550,000	10,994
Altria Group, Inc.	125,000	10,976
América Móvil, SAB de CV, Series L (ADR)	585,000	27,957
Applied Materials, Inc.	374,000	6,852
Asahi Glass Co., Ltd.	826,000	11,650
ASML Holding NV (1)	125,000	3,091
ASML Holding NV (New York registered) (1)	771,800	19,102
AstraZeneca PLC (ADR)	3,000	161
AstraZeneca PLC (Sweden)	268,005	14,429
AstraZeneca PLC (United Kingdom)	143,960	7,749
AT&T Inc.	300,000	11,829
Avon Products, Inc.	645,800	24,063
AXA SA	238,000	10,102
Banco Santander Central Hispano, SA	1,461,914	26,119
Bank of Nova Scotia	140,000	6,460
Barrick Gold Corp.	557,174	15,922
Bausch & Lomb Inc.	695,000	35,556
Bayer AG	250,000	15,994
Bidvest Group Ltd.	754,500	14,329
Burberry Group PLC	1,700,000	21,856
Canadian Natural Resources, Ltd.	466,700	25,811
Carnival Corp., units	575,000	26,944
Chartered Semiconductor Manufacturing Ltd (1)	20,891,000	19,974
Chi Mei Optoelectronics Corp.	6,125,791	6,388
Chugai Pharmaceutical Co., Ltd.	263,100	6,665
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	44,000	2,295
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	246,000	13,520
Cie. de Saint-Gobain	69,000	6,752
Cie. Financière Richemont AG, Class A, units	115,000	6,445
CIGNA Corp.	185,000	26,392
Cisco Systems, Inc. (1)	1,146,500	29,270
Citigroup Inc.	250,000	12,835
Citizen Watch Co., Ltd.	2,275,000	21,390
CLP Holdings Ltd.	2,430,000	17,743
Coca-Cola Co.	300,000	14,400
Commerzbank U.S. Finance, Inc.	677,500	30,007
Dell Inc. (1)	1,200,000	27,852
Deutsche Post AG	1,780,000	53,939
Discovery Holding Co., Class A (1)	1,080,500	20,670
DSG International PLC	3,466,929	11,604
E.ON AG	142,800	19,437
Elpida Memory, Inc. (1)	210,000	8,159
ENI SpA	300,000	9,773
Erste Bank der oesterreichischen Sparkassen AG	352,480	27,481
Esprit Holdings Ltd.	2,100,500	24,640
France Télécom SA	185,000	4,891
Galaxy Entertainment Group Ltd. (1)	13,000,000	12,728
General Electric Co.	1,675,455	59,244
Gold Fields Ltd.	763,100	14,126
GOME Electrical Appliances Holding Ltd.	21,686,000	24,120
Google Inc., Class A (1)	25,000	11,454
Groupe Danone	72,500	11,858

Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	13,708
H & M Hennes & Mauritz AB, Class B	376,000	21,672
Halliburton Co.	575,000	18,251
Hana Financial Holdings	296,200	15,338
Harman International Industries, Inc.	105,000	10,088
Holcim Ltd.	100,000	10,038
Hon Hai Precision Industry Co., Ltd.	3,218,910	21,599
Honda Motor Co., Ltd.	268,800	9,392
HSBC Holdings PLC (United Kingdom)	1,100,917	19,280
Hypo Real Estate Holding AG	120,000	7,661
Hyundai Mobis	156,496	13,445
Illinois Tool Works Inc.	465,000	23,994
Imperial Oil Ltd.	257,928	9,577
ING Groep NV	347,422	14,705
International Business Machines Corp.	600,000	56,556
Intuitive Surgical, Inc. (1)	35,700	4,340
IOI Corp. Bhd.	1,680,000	10,743
Ivanhoe Mines Ltd. (1)	1,500,000	17,567
Jackson Hewitt Tax Service Inc.	400,000	12,872
K+S AG	367,000	40,412
Kesa Electricals PLC	2,473,400	16,508
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,943
Kingfisher PLC	2,349,422	12,871
KLA-Tencor Corp.	37,921	2,022
Kohl’s Corp. (1)	350,000	26,813
Koninklijke Ahold NV (1)	3,577,000	41,856
Koninklijke KPN NV	4,875,830	76,028
Kookmin Bank	366,310	32,872
Limited Brands, Inc.	370,000	9,642
livedoor Co., Ltd. (1) (2)	6,400,000	4,353
Lloyds TSB Group PLC	1,000,000	11,025
Lowe’s Companies, Inc.	815,000	25,664
Macquarie Bank Ltd.	856,791	57,443
Macquarie Infrastructure Group	10,430,531	32,451
Marsh & McLennan Companies, Inc.	600,000	17,574
Mediaset SpA	800,000	8,714
Mediatek Incorporation	537,919	6,178
Mentor Corp.	300,000	13,800
Merck & Co., Inc.	150,000	6,625
METRO AG	310,000	21,976
Michael Page International PLC	1,995,000	21,033
Microsoft Corp.	2,012,000	56,074
Mitsubishi UFJ Financial Group, Inc.	422	4,771
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,401
Mitsui Trust Holdings, Inc.	1,730,000	17,090
Mizuho Financial Group, Inc.	8,250	53,233
MoneyGram International, Inc.	975,000	27,066
Motorola, Inc.	1,675,000	29,597
Murata Manufacturing Co., Ltd.	175,000	12,794
Nestlé SA	62,900	24,552
News Corp., Class A	583,407	13,488
Nitto Denko Corp.	396,400	18,635
Nokia Corp.	1,682,000	38,756
Nokia Corp. (ADR)	300,000	6,876
Norsk Hydro ASA	875,000	29,082
Novo Nordisk A/S, Class B	727,600	66,498
NTPC Ltd.	19,200,649	66,935
Oil & Natural Gas Corp. Ltd.	577,500	11,802
Oracle Corp. (1)	1,100,000	19,943
Peabody Energy Corp.	250,000	10,060
PepsiCo, Inc.	277,000	17,606
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	100,000	9,951
Pfizer Inc	1,000,000	25,260
Potash Corp. of Saskatchewan Inc.	110,000	17,592
Powerchip Semiconductor Corp.	5,041,519	3,017
PPG Industries, Inc.	490,000	34,452
Procter & Gamble Co.	215,000	13,579
Qwest Communications International Inc. (1)	2,000,000	17,980
Randstad Holding NV	297,000	23,060
Reliance Industries Ltd.	1,900,298	60,417
Rhön-Klinikum AG	427,824	25,523

Roche Holding AG	193,500	34,314
Rohm Co., Ltd.	188,300	17,112
Royal Dutch Shell PLC, Class B	574,666	19,132
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,302
RWE AG	100,000	10,590
Ryanair Holdings PLC (ADR) (1)	390,000	17,468
SABMiller PLC	500,000	10,976
Samsung Electronics Co., Ltd.	53,440	31,990
Schlumberger Ltd.	430,000	29,713
SET India Ltd. (1) (2) (3)	16,148	1,532
Seven & I Holdings Co., Ltd.	1,524,000	46,512
Shanghai Forte Land Co., Ltd., Class H	28,988,000	12,132
Shionogi & Co., Ltd.	1,163,000	20,960
Shire PLC (ADR)	250,000	15,475
Siemens AG	163,000	17,443
SK Corp.	155,000	15,228
Smith & Nephew PLC	4,019,300	51,119
Société Générale	310,700	53,753
Softbank Corp.	2,520,700	64,930
Sompo Japan Insurance Inc.	1,000,000	12,488
Sprint Nextel Corp., Series 1	1,901,750	36,057
St. George Bank Ltd.	355,000	10,075
STMicroelectronics NV	1,250,000	24,088
Stryker Corp.	200,000	13,264
Suez SA	550,000	29,038
Sun Hung Kai Properties Ltd.	2,000,000	23,141
Suzlon Energy Ltd.	533,800	12,404
Suzuki Motor Corp.	313,000	8,142
Swatch Group Ltd	35,521	1,903
Swatch Group Ltd, non-registered shares	11,936	3,163
Taiwan Semiconductor Manufacturing Co. Ltd.	8,973,127	18,415
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	7,632
Target Corp.	370,000	21,926
Technip SA	430,000	31,581
Telefónica, SA	1,613,199	35,596
Telekom Austria AG	1,716,400	42,946
Tesco PLC	1,430,000	12,507
Texas Instruments Inc.	250,000	7,525
Tokyo Electron Ltd.	96,100	6,732
Toyota Motor Corp.	242,500	15,565
Türkiye Is Bankasi AS, Class C	4,555,000	21,956
Tyco International Ltd.	1,465,000	46,221
UCB SA	490,020	28,552
UniCredito Italiano SpA	1,125,000	10,719
Unilever NV	300,000	8,746
United Parcel Service, Inc., Class B	75,000	5,258
UPM-Kymmene Corp.	1,090,000	27,798
Venture Corp. Ltd.	1,300,000	12,515
Veolia Environnement	405,900	30,213
Viacom Inc., Class B (1)	352,000	14,471
Virgin Media Inc. (1)	1,344,000	33,936
Vodafone Group PLC	3,981,250	10,621
Vodafone Group PLC (ADR)	437,500	11,751
Wal-Mart de México, SAB de CV, Series V (ADR)	200,000	8,450
Wal-Mart Stores, Inc.	150,000	7,043
WellPoint, Inc. (1)	486,000	39,415
Westfield Group	412,507	6,875
Westfield Group (1) (2)	9,408	155
Weyerhaeuser Co.	200,000	14,948
Woolworths Ltd.	608,483	13,404
Xilinx, Inc.	440,000	11,321
Yahoo! Inc. (1)	1,175,000	36,766
Yamaha Corp.	535,000	11,962
Other common stocks in initial period of acquisition		123,975

Total common stocks (cost: $3,090,703,000)		4,024,589

	Principal amount (000)	Market value (000)
Short-term securities - 10.44%
Alcon Capital Corp. 5.215% due 5/24/2007 (3)	15,000	14,883
Allied Irish Banks N.A. Inc. 5.245% due 4/10/2007 (3)	14,780	14,758
American Honda Finance Corp. 5.23% due 4/23-4/27/2007	18,400	18,332
Amsterdam Funding Corp. 5.24% - 5.26% due 4/5-4/26/2007 (3)	21,400	21,346
Bank of Ireland 5.24% due 5/1/2007 (3)	18,100	18,019
Barton Capital LLC 5.25% due 4/5/2007 (3)	6,000	5,996
BASF AG 5.24% due 4/10-4/16/2007 (3)	34,000	33,931
Canadian Imperial Holdings Inc. 5.23% due 5/15/2007	30,000	29,805
Ciesco LLC 5.24% due 5/29/2007 (3)	22,300	22,105
Daimler Chrysler Revolving Auto Conduit LLC 5.24% - 5.25% due 4/3-5/7/2007	36,100	35,978
Electricité de France 5.22% - 5.24% due 4/12-5/14/2007	55,300	55,056
Federal Home Loan Bank 5.15% - 5.16% due 5/4-5/16/2007	34,514	34,343
ING (US) Funding LLC 5.25% due 4/2/2007	10,300	10,297
International Lease Finance Corp. 5.19% due 5/18/2007	5,200	5,165
KfW International Finance Inc. 5.23% due 4/23/2007 (3)	2,720	2,711
Liberty Street Funding Corp. 5.25% - 5.265% due 4/3-4/4/2007 (3)	39,600	39,579
Mont Blanc Capital Corp. 5.225% due 6/21/2007 (3)	14,800	14,628
Old Line Funding LLC 5.25% due 4/5/2007 (3)	10,000	9,993
Sheffield Receivables Corp. 5.26% due 5/25/2007 (3)	15,300	15,177
Svenska Handelsbanken Inc. 5.235% due 5/2/2007	4,400	4,380
Swedbank Mortgage AB 5.23% due 4/11/2007	21,000	20,967
Thunder Bay Funding LLC 5.24% due 4/16/2007 (3)	25,000	24,943
Variable Funding Capital Corp. 5.245% due 5/8/2007 (3)	22,600	22,475

Total short-term securities (cost: $474,854,000)		474,867

Total investment securities (cost: $3,565,557,000)		4,499,456

Other assets less liabilities		49,921

Net assets		$4,549,377

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.
(2)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,041,000.
(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $262,076,000, which represented 5.76% of the net assets of the fund.

ADR = American Depositary Receipts

AMERICAN FUNDS INSURANCE - GLOBAL GROWTH

as of 03/31/2007

(dollars in thousands)
Federal income tax information
Gross unrealized appreciation on investment securities	$989,412
Gross unrealized depreciation on investment securities	(57,635)
Net unrealized appreciation on investment securities	931,777
Cost of investment securities for federal income tax purposes	3,567,679

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

American Funds NVIT Asset Allocation Fund

	Shares	Value
MUTUAL FUNDS (99.5%)
Equity Fund (99.5%)
American Funds NVIT Asset Allocation Fund	11,792,466	$219,811,561

Total Investments (Cost $212,209,872)(a) — 99.5%		219,811,561

Other assets in excess of liabilities — 0.5%		1,094,033

NET ASSETS — 100.0%		$220,905,594

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

American Funds Insurance Series Asset Allocation Fund

Investment portfolio, March 31, 2007

Unaudited

	Shares	Market value (000)
Common stocks - 67.92%
Abbott Laboratories	750,000	$41,850.00
Alcoa Inc.	2,000,000	67,800
Allied Irish Banks, PLC	1,815,000	53,884
Allstate Corp.	540,000	32,432
Altria Group, Inc.	1,800,000	158,058
Altria Group, Inc. (2) (5)	500,000	32,945
Amgen Inc. (2)	500,000	27,940
AMP Ltd.	4,925,000	41,459
AMR Corp. (2)	1,000,000	30,450
Applied Materials, Inc.	2,500,000	45,800
Arch Coal, Inc.	1,000,000	30,690
AstraZeneca PLC (ADR)	700,000	37,555
AstraZeneca PLC (Sweden)	106,000	5,707
Avnet, Inc. (2)	1,400,000	50,596
Bank of America Corp.	1,250,000	63,775
Best Buy Co., Inc.	705,350	34,365
BHP Billiton Ltd.	4,615,000	111,761
Boeing Co.	1,650,000	146,701
Bristol-Myers Squibb Co.	2,000,000	55,520
C&C Group PLC
C&C Group PLC	4,276,205	65,020
Cameco Corp.	1,200,000	49,241
Cardinal Health, Inc.	1,000,000	72,950
Carnival Corp., units	1,200,000	56,232
CDW Corp.	300,000	18,429
Chevron Corp.	1,234,328	91,291
CIGNA Corp.	300,000	42,798
Cisco Systems, Inc. (2)	2,000,000	51,060
Citigroup Inc.	1,200,000	61,608
CNX Gas Corp. (1) (2)	125,000	3,541
Commerce Bancorp, Inc.	1,000,000	33,380
CONSOL Energy Inc.	395,000	15,457
DataPath, Inc. (1) (2)	1,193,063	11,334
Deere & Co.	640,000	69,530
Delta Air Lines, Inc. (2)	48,101	13
DigitalGlobe Inc. (1) (2) (4)	1,225,858	4,903
E.I. du Pont de Nemours and Co.	1,000,000	49,430
Eli Lilly and Co.	1,200,000	64,452
Endo Pharmaceuticals Holdings Inc. (2)	2,500,000	73,500
Energy XXI Acquisition Corp. (Bermuda) Ltd. (1) (2)	1,108,618	5,155
Fannie Mae	3,220,000	$175,748
Freddie Mac	1,450,000	86,260
General Electric Co.	1,700,000	60,112
General Mills, Inc.	600,000	34,932
Grafton Group PLC, units (2)	1,760,000	26,479
Harrah’s Entertainment, Inc.	191,100	16,138
Hewlett-Packard Co.	1,500,000	60,210
HSBC Holdings PLC (ADR)	500,000	43,905
Intel Corp.	2,500,000	47,825
International Business Machines Corp.	600,000	56,556
Johnson & Johnson	500,000	30,130
Johnson Controls, Inc.	800,000	75,696
JPMorgan Chase Co.	1,500,000	72,570
KDDI Corp.	3,400	27,199
KGen Power Corp. (1) (2)	1,339,516	24,111
Kohl’s Corp. (2)	900,000	68,949
Lowe’s Companies, Inc.	3,810,000	119,977
Magna International Inc., Class A	320,000	24,035
Marathon Oil Corp.	600,000	59,298
Marshall & Ilsley Corp.	1,000,000	46,310
Medtronic, Inc.	2,450,000	120,197
Mellon Financial Corp.	1,200,000	51,768
Microsoft Corp.	5,500,000	153,285
Mitsubishi Corp.	2,000,000	46,502
Murphy Oil Corp.	200,000	10,680
Newmont Mining Corp.	2,165,000	90,909
Nokia Corp. (ADR)	3,000,000	68,760
Oracle Corp. (2)	3,000,000	54,390
PepsiCo, Inc.	600,000	38,136
Petro-Canada	2,150,000	84,213
Pfizer Inc	2,000,000	50,520
Raytheon Co.	1,040,000	54,558

Reliant Energy, Inc. (2)	4,000,000	81,280
Rio Tinto PLC	715,000	40,851
Roche Holding AG	300,000	53,200
Rosetta Resources Inc. (1) (2) (3)	2,970,000	61,004
Royal Dutch Shell PLC, Class A (ADR)	600,000	39,780
Schlumberger Ltd.	2,059,800	142,332
Sealed Air Corp.	2,000,000	63,200
Société Générale	375,000	64,877
Sprint Nextel Corp., Series 1	2,000,000	37,920
State Street Corp.	700,000	45,325
Suncor Energy Inc.	1,962,528	149,569
Symantec Corp. (2)	2,000,000	34,600
T. Rowe Price Group, Inc.	600,000	28,314
Target Corp.	1,150,000	68,149
Telephone and Data Systems, Inc., Special Common Shares	575,000	32,143
Toyota Motor Corp.	800,000	51,347
UAL Corp. (2)	1,002,469	38,264
Verizon Communications Inc.	1,200,000	45,504
Walgreen Co.	750,000	34,418
Weyerhaeuser Co.	480,000	35,875
Yahoo! Inc. (2)	1,500,000	46,935
Other common stocks in initial period of acquisition		230,720

Total common stocks (cost: $4,001,746,000)		5,314,577

Preferred stocks - 0.20%
BNP Paribas 5.186% noncumulative (1) (6)	2,500,000	2,398
Fuji JGB Investment LLC, Series A, 9.87% noncumulative (1) (6)	250,000	263
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative (1) (6)	2,250,000	2,343
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (6)	4,925,000	5,092
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,581
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative (1) (6)	1,755,000	1,811
Sumitomo Mitsui Banking Corp. 6.078% (1) (6)	2,600,000	2,618

Total preferred stocks (cost: $15,433,000)		16,106

Rights & warrants - 0.01%
GT Group Telecom Inc., warrants, expire 2010 (1) (2) (4)	2,250	0
Raytheon Co., warrants, expire 2011 (2)	35,727	620

Total rights & warrants (cost: $559,000)		620

	Principal amount (000)
Bonds & notes - 23.51%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016 (1)	2,500	2,527
Accellent Inc. 10.50% 2013	715	744
Accuride Corp. 8.50% 2015	1,740	1,762
ACE Capital Trust II 9.70% 2030	2,000	2,668
ACIH, Inc. 0%/11.50% 2012 (1) (11)	1,815	1,534
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013 (6)	9,860	9,865
AEP Industries Inc. 7.875% 2013	2,440	2,501
AES Corp. 8.75% 2013 (1)	2,200	2,354
AES Corp. 9.375% 2010	112	122
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	612
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,559
Albertson’s, Inc. 8.00% 2031	2,500	2,560
Alion Science and Technology 10.25% 2015 (1)	685	709
Allied Waste North America, Inc., Series B, 5.75% 2011	750	735
Allied Waste North America, Inc., Series B, 6.125% 2014	750	733
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,968
Ambac Financial Group, Inc. 6.15% 2087	5,000	4,722
AMC Entertainment Inc., Series B, 11.00% 2016	1,700	1,944
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (8)	706	698
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (8)	1,490	1,622

American Cellular Corp., Series B, 10.00% 2011		370	394
American Cellular Corp., Term Loan B, 7.35% 2014 (6) (8)		1,450	1,457
American International Group, Inc., Series A-1, 6.25% 2087 (6)		3,250	3,174
American Media Operations, Inc. 8.875% 2011		1,715	1,565
American Media Operations, Inc., Series B, 10.25% 2009		2,850	2,708
American Tower Corp. 7.125% 2012		7,840	8,114
American Tower Corp. 7.50% 2012		250	261
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010		1,127	1,127
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.07% 2034 (6)		5,000	5,041
AMH Holdings, Inc. 0%/11.25% 2014 (11)		1,860	1,316
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015		2,040	2,254
AOL Time Warner Inc. 7.625% 2031		3,125	3,522
Appalachian Power Co., Series M, 5.55% 2011		1,375	1,389
ARAMARK Corp. 8.50% 2015 (1)		1,125	1,176
ARAMARK Corp. 8.86% 2015 (1) (6)		200	206
ARAMARK Corp., Term Loan B, 7.445% 2014 (6) (8)		2,912	2,919
Argentina (Republic of) 5.83% 2033 (8) (9) (12)	ARS	3,685	1,229
Argentina (Republic of) GDP-Linked 2035		$19,550	2,708
Ashtead Capital, Inc. 9.00% 2016 (1)		900	963
Ashtead Group PLC 8.625% 2015 (1)		550	578
Assurant, Inc. 5.625% 2014		1,500	1,501
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		2,300	2,363
AXA SA 6.379% (undated) (1) (6)		3,650	3,515
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (8)		4,168	4,325
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041		16,190	15,799
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033 (6)		1,455	1,446
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034 (6)		2,320	2,293
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020		9,240	9,103
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042		5,910	5,849
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042		7,000	6,854
Beazer Homes USA, Inc. 6.875% 2015		1,350	1,212
BellSouth Corp. 4.20% 2009		3,000	2,939
BOI Capital Funding (No. 2) LP 5.571% (undated) (1) (6)		4,500	4,404
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		3,005	2,990
Bon-Ton Department Stores, Inc. 10.25% 2014		1,950	2,104
Boyd Gaming Corp. 7.75% 2012		1,000	1,037
Brandywine Operating Partnership, LP 5.75% 2012		1,000	1,016
Building Materials Corp. of America 7.75% 2014		2,950	2,913
Burlington Coat Factory Warehouse Corp. 11.125% 2014		2,250	2,306
C10 Capital (SPV) Ltd. 6.722% (undated) (1) (6)		5,585	5,518
C8 Capital (SPV) Ltd. 6.64% (undated) (1) (6)		2,000	1,983
Cablevision Systems Corp., Series B, 8.00% 2012		3,150	3,213
Canadian Natural Resources Ltd. 5.70% 2017		6,000	5,984
CanWest Media Inc., Series B, 8.00% 2012		3,477	3,616
Cardinal Health, Inc. 5.80% 2016 (1)		4,250	4,242
Cardinal Health, Inc. 5.85% 2017		3,000	3,001
Carmike Cinemas, Inc., Term Loan B, 8.59% 2012 (6) (8)		471	475
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		2,240	2,335
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		6,250	6,500
Celestica Inc. 7.625% 2013		1,145	1,076
Celestica Inc. 7.875% 2011		1,655	1,609
Centennial Communications Corp. 11.11% 2013 (6)		1,000	1,058
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		1,475	1,600
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (6)		3,600	3,735
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014 (1)		2,750	2,877
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014 (6) (8)		3,050	3,042
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		1,005	1,060
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.655% 2035 (6)		7,487	7,515
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.955% 2036 (6)		860	868
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		2,295	2,415
Cisco Systems, Inc. 5.25% 2011		2,375	2,389
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041		1,464	1,439
CNA Financial Corp. 7.25% 2023		2,425	2,576
Colombia (Republic of) Global 12.00% 2015	COP	1,990,000	1,055
Comcast Cable Communications, Inc. 6.875% 2009		4,000	4,143
Comcast Corp. 5.85% 2015		2,000	2,034
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		6,000	5,655
Concentra Operating Corp. 9.50% 2010		2,750	2,915
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (8)		710	751
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022 (8)		1,112	1,168
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035		11,153	11,195
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035		4,513	4,510
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020		6,451	6,323
Covalence Specialty Materials Corp. 10.25% 2016 (1)		3,175	3,191
Cox Communications, Inc. 7.875% 2009		4,000	4,240
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009 (1)		246	242
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011 (1)		1,233	1,213
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012 (1)		700	703
Cricket Communications, Inc. 9.375% 2014 (1)		3,125	3,328
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (1)		3,800	3,788
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036 (1)		1,800	1,807

Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036 (1)		700	703
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034		1,366	1,370
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036		5,000	5,224
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034		3,250	3,280
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034		2,021	2,019
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020		2,063	2,022
DaimlerChrysler North America Holding Corp. 7.20% 2009		1,000	1,044
DaimlerChrysler North America Holding Corp. 7.75% 2011		1,000	1,083
Delphi Corp. 6.50% 2013 (10)		985	1,076
Developers Diversified Realty Corp. 3.875% 2009		3,000	2,924
Developers Diversified Realty Corp. 5.50% 2015		2,000	1,983
Dex Media, Inc., Series B, 8.00% 2013		1,750	1,842
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031		3,965	3,983
Dobson Cellular Systems, Inc. 9.875% 2012		1,250	1,369
Dobson Cellular Systems, Inc., Series B, 8.375% 2011		1,500	1,599
Dobson Communications Corp. 8.875% 2013		1,750	1,811
Dole Food Co., Inc. 7.25% 2010		1,400	1,344
Dole Food Co., Inc. 8.875% 2011		1,160	1,151
Dollarama Group LP and Dollarama Corp. 8.875% 2012		2,650	2,776
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014 (1)		1,500	1,511
DRS Technologies, Inc. 6.625% 2016		850	863
DRS Technologies, Inc. 6.875% 2013		2,100	2,132
DRS Technologies, Inc. 7.625% 2018		1,025	1,071
Drummond Co., Inc. 7.375% 2016 (1)		3,600	3,474
Duane Reade Inc. 9.75% 2011		710	687
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		3,278	3,507
E*TRADE Financial Corp. 7.875% 2015		2,560	2,774
Edison Mission Energy 7.50% 2013		3,725	3,865
Education Management LLC and Education Management Finance Corp. 10.25% 2016		2,345	2,556
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP	16,250	2,704
Egypt (Arab Republic of) Treasury Bill 0% 2007		4,100	684
Egypt (Arab Republic of) Treasury Bill 0% 2008		2,900	478
Electronic Data Systems Corp. 7.45% 2029		1,885	2,061
Electronic Data Systems Corp., Series B, 6.50% 2013 (6)		3,500	3,580
Elizabeth Arden, Inc. 7.75% 2014		1,680	1,722
Encore Acquisition Co. 6.00% 2015		2,000	1,790
Enterprise Products Operating LP 6.875% 2033		2,600	2,747
Equistar Chemicals, LP 10.125% 2008		2,100	2,221
Exelon Generation Co., LLC 6.95% 2011		1,680	1,763
Fannie Mae 4.00% 2015		6,843	6,616
Fannie Mae 4.50% 2035		19,176	18,025
Fannie Mae 4.50% 2035		4,457	4,189
Fannie Mae 4.89% 2012		10,000	9,889
Fannie Mae 5.00% 2018		7,172	7,084
Fannie Mae 5.25% 2012		10,000	10,099
Fannie Mae 5.50% 2017		2,781	2,794
Fannie Mae 5.50% 2020		13,390	13,444
Fannie Mae 5.50% 2033		9,849	9,778
Fannie Mae 5.50% 2033		6,001	5,952
Fannie Mae 5.50% 2036		4,597	4,550
Fannie Mae 5.50% 2037		18,096	17,903
Fannie Mae 6.00% 2021		670	682
Fannie Mae 6.00% 2021		489	498
Fannie Mae 6.00% 2026		4,356	4,404
Fannie Mae 6.00% 2037		45,615	45,980
Fannie Mae 6.25% 2029		5,375	6,047
Fannie Mae 6.50% 2036		3,600	3,674
Fannie Mae 7.00% 2009		25	25
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041		891	918
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022		5,000	4,878
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036		963	722
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036		3,520	3,599
Federal Agricultural Mortgage Corp. 4.25% 2008		3,000	2,968
Federal Home Loan Bank 5.125% 2013		30,000	30,273
Federal Home Loan Bank 5.625% 2016		17,375	17,881
Federal Realty Investment Trust 6.125% 2007		1,000	1,003
FelCor Lodging LP 8.50% 2011 (6)		2,072	2,230
Fifth Third Capital Trust IV 6.50% 2067 (6)		3,000	2,988
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012 (1)		2,363	2,336
Fisher Communications, Inc. 8.625% 2014		3,750	4,036
FMG Finance Pty Ltd. 10.625% 2016 (1)		1,750	2,021
Ford Motor Co. 6.50% 2018		$1,587	1,274
Ford Motor Credit Co. 7.375% 2011		2,000	1,969
Freddie Mac 4.875% 2008		4,670	4,657
Freddie Mac 5.00% 2018		2,525	2,493
Freddie Mac 5.00% 2035		3,326	3,218
Freddie Mac 6.00% 2026		23,960	24,237
Freddie Mac 6.00% 2036		11,312	11,402
Freddie Mac 6.00% 2036		1,493	1,505
Freddie Mac 6.50% 2016		939	960
Freddie Mac, Series 3233, Class PA, 6.00% 2036		6,306	6,414

Freddie Mac, Series T-041, Class 3-A, 7.50% 2032		950	987
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015		2,440	2,632
Gaylord Entertainment Co. 8.00% 2013		2,000	2,058
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035		3,338	3,495
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045		5,000	5,055
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019 (1) (6)		3,542	3,542
General Dynamics Corp. 4.50% 2010		1,000	987
General Electric Capital Corp., Series A, 5.00% 2007		2,000	1,999
General Motors Corp. 7.125% 2013		5,380	5,044
General Motors Corp. 7.20% 2011		1,865	1,776
Georgia Gulf Corp. 10.75% 2016 (1)		850	820
Georgia Gulf Corp. 9.50% 2014 (1)		2,025	1,954
Glen Meadow Pass Through Trust 6.505% 2067 (1) (6)		2,000	2,027
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036		1,000	1,056
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036 (6)		2,000	2,031
Goodman Global Holdings, Inc., Series B, 7.875% 2012		3,210	3,242
Goodyear Tire & Rubber Co. 8.625% 2011 (1)		2,175	2,349
Government National Mortgage Assn. 8.50% 2021		75	81
Graphic Packaging International, Inc. 8.50% 2011		1,250	1,306
Gray Communications Systems, Inc. 9.25% 2011		2,000	2,098
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017		5,127	5,029
Grupo Posadas, SA de CV 8.75% 2011 (1)		2,000	2,080
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019		1,904	1,866
Hanesbrands Inc. 8.735% 2014 (1) (6)		3,635	3,721
Hawaiian Telcom Communications, Inc. 10.889% 2013 (6)		175	179
Hawaiian Telcom Communications, Inc. 9.75% 2013		1,720	1,789
Hawker Beechcraft 8.50% 2015 (1)		525	547
Hawker Beechcraft 8.875% 2015 (1) (9)		1,675	1,736
Hawker Beechcraft 9.75% 2017 (1)		350	367
HBOS PLC, Series B, 5.92% (undated) (1) (6)		6,500	6,380
HCA Inc. 9.125% 2014 (1)		500	536
HCA Inc. 9.25% 2016 (1)		875	946
HCA Inc. 9.625% 2016 (1) (9)		875	947
HCA Inc., Term Loan B, 8.114% 2013 (6) (8)		2,643	2,670
HealthSouth Corp. 10.75% 2016 (1)		4,175	4,561
Hertz Corp. 10.50% 2016		2,125	2,428
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		2,167	2,286
Hospira, Inc. 5.55% 2012		2,395	2,398
Hospitality Properties Trust 6.75% 2013		1,000	1,054
Hughes Communications, Inc. 9.50% 2014		4,550	4,812
HVB Funding Trust I 8.741% 2031 (1)		900	1,153
HVB Funding Trust III 9.00% 2031 (1)		1,600	2,059
Iesy Repository GmbH 10.125% 2015		€1,000	1,476
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034 (6)		601	602
Indonesia (Republic of) 11.00% 2020	IDR	8,750,000	1,004
Indonesia (Republic of) 12.80% 2021		10,405,000	1,342
Indonesia (Republic of) 12.90% 2022		2,241,000	291
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.944% 2036 (6)		4,189	4,215
Intelsat (Bermuda), Ltd. 8.25% 2013		2,880	3,017
Intelsat Corp. 9.00% 2016 (1)		1,750	1,936
International Coal Group, Inc. 10.25% 2014		1,250	1,262
International Lease Finance Corp. 4.35% 2008		1,500	1,484
International Lease Finance Corp. 4.50% 2008		2,000	1,982
International Lease Finance Corp. 5.00% 2012		1,500	1,488
Iron Mountain Inc. 6.625% 2016		980	951
Iron Mountain Inc. 7.75% 2015		1,590	1,630
iStar Financial, Inc. 6.05% 2015		4,000	4,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037 (6)		12,000	12,099
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		1,450	1,414
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		910	915
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066		2,560	2,677
JSG Funding PLC 9.625% 2012		575	614
K&F Industries, Inc. 7.75% 2014		2,975	3,176
K. Hovnanian Enterprises, Inc. 7.75% 2013		1,250	1,144
K. Hovnanian Enterprises, Inc. 8.875% 2012		1,470	1,422
Kinder Morgan Energy Partners LP 6.00% 2017		6,285	6,366
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)		1,844	2,028
Lazard Group LLC 7.125% 2015		880	929
LBI Media, Inc. 10.125% 2012		3,900	4,115
Lehman Brothers Holdings Inc., Series H, 5.50% 2016		4,000	3,984
Level 3 Financing, Inc. 9.25% 2014 (1)		2,125	2,194
Liberty Mutual Group Inc. 6.50% 2035 (1)		1,335	1,297
Liberty Mutual Group Inc. 7.50% 2036 (1)		1,750	1,875
Linens ‘n Things, Inc. 10.985% 2014 (6)		2,500	2,338
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034		4,456	4,453
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036 (6)		750	746
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015 (1)		$2,250	2,312
Meritage Homes Corp. 6.25% 2015		1,725	1,565
Merrill Lynch & Co., Inc. 6.11% 2037		2,100	2,043
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034		4,000	4,029
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044		2,000	2,002

MGM MIRAGE 6.00% 2009	1,575	1,585
MGM MIRAGE 6.625% 2015	925	893
MGM MIRAGE 6.75% 2013	870	868
Michaels Stores, Inc. 10.00% 2014 (1)	2,500	2,688
Michaels Stores, Inc., Term Loan B, 8.125% 2013 (6) (8)	977	986
MidAmerican Energy Holdings Co. 6.125% 2036	3,000	3,004
Midwest Generation, LLC, Series B, 8.56% 2016 (8)	3,214	3,517
Millicom International Cellular SA 10.00% 2013	2,010	2,211
Mobile Storage Group, Inc. 9.75% 2014 (1)	1,025	1,089
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,280
Mohegan Tribal Gaming Authority 7.125% 2014	500	510
Momentive Performance Materials Inc. 9.75% 2014 (1)	2,500	2,588
Monumental Global Funding III 5.56% 2014 (1) (6)	4,000	4,000
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,173	2,196
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	3,120
Nalco Co. 7.75% 2011	1,190	1,226
Nalco Co. 8.875% 2013	1,000	1,067
National Westminster Bank PLC 7.75% (undated) (6)	2,000	2,019
Neiman Marcus Group, Inc. 9.00% 2015 (9)	2,900	3,190
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,180
Newfield Exploration Co. 6.625% 2014	1,225	1,231
Newfield Exploration Co. 6.625% 2016	3,925	3,945
News America Inc. 5.30% 2014	1,165	1,157
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,333
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (1) (11)	2,800	1,974
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014 (1)	3,500	3,833
Northwest Airlines, Inc., Term Loan A, 7.10% 2018 (6) (8)	2,350	2,350
Northwest Airlines, Inc., Term Loan B, 8.85% 2013 (6) (8)	1,130	1,134
Northwest Pipeline Corp. 8.125% 2010	1,850	1,934
NRG Energy, Inc. 7.25% 2014	2,250	2,312
NRG Energy, Inc. 7.375% 2016	2,125	2,189
NTL Cable PLC 8.75% 2014	2,250	2,351
NXP BV and NXP Funding LLC 7.875% 2014 (1)	1,650	1,712
NXP BV and NXP Funding LLC 9.50% 2015 (1)	1,650	1,712
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,732
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,075
Owens-Illinois, Inc. 7.35% 2008	750	758
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,461
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,920	5,092
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,268	2,237
Plastipak Holdings, Inc. 8.50% 2015 (1)	2,750	2,929
Playtex Products, Inc. 8.00% 2011	1,500	1,575
Plum Creek Timberlands, LP 5.875% 2015	3,000	2,986
PNC Funding Corp., Series II, 6.113% (undated) (1) (6)	1,800	1,790
Pogo Producing Co. 6.625% 2015	150	147
Pogo Producing Co. 6.875% 2017	1,750	1,715
Pogo Producing Co. 7.875% 2013	2,075	2,101
ProLogis 5.625% 2015	1,000	1,010
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,005
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (8)	3,000	3,786
PSEG Energy Holdings Inc. 8.625% 2008	725	742
Pulte Homes, Inc. 4.875% 2009	3,000	2,958
Pulte Homes, Inc. 7.875% 2011	1,000	1,074
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,623
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,553
Radio One, Inc. 6.375% 2013	950	922
Radio One, Inc., Series B, 8.875% 2011	1,935	2,005
Ras Laffan Liquefied Natural Gas III 5.838% 2027 (1) (8)	5,000	4,792
Raytheon Co. 4.85% 2011	3,000	2,970
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011 (1)	6,860	6,762
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,860	3,784
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	8,384	8,419
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.261% 2036 (6)	5,747	5,849
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,961
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035 (6)	1,103	1,103
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,791	3,789
Residential Capital Corp. 6.00% 2011	3,000	2,962
Residential Capital Corp. 6.375% 2010	1,000	1,000
Resona Bank, Ltd. 5.85% (undated) (1) (6)	1,000	997
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,903
Rite Aid Corp. 6.125% 2008 (1)	2,125	2,120
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,188
Rouse Co. 6.75% 2013 (1)	2,175	2,227
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013 (6) (8)	1,125	1,150
Rural Cellular Corp. 11.11% 2012 (6)	1,300	1,358
Rural Cellular Corp. 9.75% 2010	1,500	1,553
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014 (1)	1,475	1,523
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,049
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,198
Sanmina-SCI Corp. 8.125% 2016	5,500	5,197
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035 (1)	4,000	4,041

SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036 (1)	335	337
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036 (1)	335	336
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036 (1)	335	336
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036 (1)	335	337
SBC Communications Inc. 4.125% 2009	2,250	2,201
SBC Communications Inc. 5.10% 2014	1,125	1,101
Scottish Power PLC 5.375% 2015	1,500	1,488
Sealy Mattress Co. 8.25% 2014	1,800	1,904
Seneca Gaming Corp. 7.25% 2012	2,100	2,124
Seneca Gaming Corp. 7.25% 2012	950	961
Sensata Technologies BV 8.25% 2014 (6)	3,010	3,006
Serena Software, Inc. 10.375% 2016	2,730	2,962
Ship Finance International Ltd. 8.50% 2013	300	309
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,165
Sierra Pacific Resources 8.625% 2014	550	598
Simon Property Group, LP 5.875% 2017	2,000	2,056
Standard Aero Holdings, Inc. 8.25% 2014	2,375	2,559
Standard Chartered PLC 6.409% (undated) (1) (6)	100	99
Standard Pacific Corp. 7.00% 2015	910	817
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,312
Stone Container Corp. 8.375% 2012	500	504
Stoneridge, Inc. 11.50% 2012	2	2
Stora Enso Oyj 7.25% 2036 (1)	2,000	2,101
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036 (6)	6,686	6,716
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.954% 2036 (6)	9,022	9,068
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027 (1) (6)	525	526
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (6)	1,780	1,756
Sun Media Corp. 7.625% 2013	2,000	2,040
SunGard Data Systems Inc. 9.125% 2013	3,380	3,642
SUPERVALU INC., Term Loan B, 6.84% 2012 (6) (8)	746	748
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,438
Technical Olympic USA, Inc. 10.375% 2012	3,665	2,785
Technical Olympic USA, Inc. 9.00% 2010	585	548
Teekay Shipping Corp. 8.875% 2011	625	677
Tenet Healthcare Corp. 6.375% 2011	3,725	3,501
Tenet Healthcare Corp. 7.375% 2013	2,090	1,952
Tenet Healthcare Corp. 9.25% 2015	725	721
Tenneco Automotive Inc. 8.625% 2014	3,115	3,263
TFM, SA de CV 12.50% 2012	435	468
TFM, SA de CV 9.375% 2012	2,500	2,700
THL Buildco, Inc. 8.50% 2014	3,730	3,646
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036 (1)	2,000	2,016
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036 (1)	1,460	1,476
Transcontinental Gas Pipe Line Corp. 6.40% 2016	175	181
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,713
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	250	263
TransDigm Inc. 7.75% 2014	2,500	2,594
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018 (1) (8)	1,344	1,360
Triton PCS, Inc. 8.50% 2013	5,800	6,003
TuranAlem Finance BV 8.25% 2037 (1)	1,750	1,759
TuranAlem Finance BV 8.50% 2015	2,000	2,037
Tyson Foods, Inc. 6.85% 2016 (6)	1,600	1,668
U.S. Treasury 3.375% 2008	$6,500	6,366
U.S. Treasury 3.875% 2010	164,000	160,605
U.S. Treasury 4.25% 2013	61,000	59,970
U.S. Treasury 4.50% 2036	35,000	33,004
U.S. Treasury 4.875% 2012	150,000	152,367
U.S. Treasury 5.25% 2029	35,000	36,553
U.S. Treasury 5.625% 2008 (7)	35,000	35,287
U.S. Treasury 6.625% 2027	35,000	42,465
U.S. Treasury 7.25% 2016	2,000	2,380
U.S. Treasury 7.875% 2021	12,000	15,585
U.S. Treasury 8.875% 2017	20,000	26,747
U.S. Treasury 9.25% 2016	5,000	6,656
UniCredito Italiano SpA 5.584% 2017 (1) (6)	3,500	3,551
United Air Lines, Inc., Series 1995-A1, 9.02% 2012 (8) (10)	809	468
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (8) (10)	1,686	657
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (8)	163	164
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (8)	373	378
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,754
Univision Communications Inc. 9.75% 2015 (1) (9)	4,190	4,195
USG Corp. 6.30% 2016 (1)	2,000	2,018
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,396
Verizon Communications Inc. 5.50% 2017	5,050	5,021
Vidéotron Ltée 6.375% 2015	1,000	988
Vidéotron Ltée 6.875% 2014	1,225	1,243
Vitamin Shoppe 12.86% 2012 (6)	2,380	2,511
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042 (6)	4,000	3,937
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033 (6)	962	949
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.561% 2034 (6)	3,546	3,515
Warner Chilcott Corp. 8.75% 2015	2,496	2,615

Warner Music Group 7.375% 2014	2,500	2,394
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (6)	7,300	7,207
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,816	6,813
Washington Mutual, Inc. 5.25% 2017	2,000	1,905
Waste Management, Inc. 6.875% 2009	2,000	2,063
WDAC Intermediate Corp. 8.375% 2014 (1)	1,675	1,792
WDAC Intermediate Corp. 8.50% 2014	€375	539
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,790	3,649
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,155	7,071
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	7,062	6,922
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036 (6)	6,925	6,997
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (1)	3,500	3,411
William Lyon Homes, Inc. 10.75% 2013	3,200	3,104
William Lyon Homes, Inc. 7.50% 2014	1,000	880
Williams Companies, Inc. 8.75% 2032	2,585	2,992
Williams Partners LP 7.25% 2017 (1)	675	717
Williams Scotsman, Inc. 8.50% 2015	2,200	2,316
Windstream Corp. 8.125% 2013	4,325	4,703
Windstream Corp. 8.625% 2016	150	165
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,085
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	375	380
Yankee Acquisition 8.50% 2015 (1)	2,050	2,086
Yankee Acquisition 9.75% 2017 (1)	1,900	1,933
Young Broadcasting Inc. 10.00% 2011	3,367	3,333

Total bonds & notes (cost: $1,830,031,000)		1,839,547

Short-term securities - 8.54%
Abbott Laboratories 5.21% due 4/5/2007 (1)	11,000	10,992
AT&T Inc. 5.23% due 4/24/2007 (1)	22,300	22,222
Atlantic Industries 5.19% due 4/2/2007 (1)	22,850	22,843
Atlantic Industries 5.22% due 5/11/2007 (1) (7)	5,400	5,368
Brown-Forman Corp. 5.25% due 5/17/2007 (1)	40,000	39,738
CAFCO, LLC 5.255%-5.26% due 4/16-5/10/2007 (1)	36,400	36,226
Citigroup Funding Inc. 5.245% due 4/24/2007	35,000	34,877
Clipper Receivables Co., LLC 5.25% due 4/25/2007 (1)	30,000	29,891
Coca-Cola Co. 5.23% due 4/27/2007 (1)	23,100	23,009
Federal Home Loan Bank 5.15%-5.16% due 5/4-5/16/2007	37,600	37,398
Hewlett-Packard Co. 5.25% due 4/20/2007 (1)	52,700	52,546
International Lease Finance Corp. 5.23% due 4/3/2007	10,300	10,296
Jupiter Securitization Co., LLC 5.25% due 4/18/2007 (1)	22,000	21,942
Medtronic Inc. 5.22% due 4/26/2007 (1)	25,000	24,906
Procter & Gamble International Funding S.C.A. 5.22% due 4/4/2007 (1)	25,000	24,985
Procter & Gamble International Funding S.C.A. 5.23% due 5/16-6/4/2007 (1) (7)	30,900	30,633
Ranger Funding Co. LLC 5.25% due 4/12-4/13/2007 (1)	31,900	31,841
Three Pillars Funding, LLC 5.26% due 4/16-4/20/2007 (1)	85,372	85,143
U.S. Treasury Bills 5.13%-5.1475% due 4/5-4/12/2007	49,900	49,838
Variable Funding Capital Corp. 5.24%-5.245% due 5/3-5/9/2007 (1)	44,600	44,370
Wal-Mart Stores Inc. 5.21% due 5/1/2007 (1)	29,400	29,268

Total short-term securities (cost: $668,309,000)		668,332

Total investment securities (cost: $6,516,078,000)		7,839,182

Other assets less liabilities		(13,992)

Net assets		$7,825,190

ADR  =  American Depositary Receipts

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $853,911,000, which represented 10.91% of the net assets of the fund.
(2)	Security did not produce income during the last 12 months.
(3)	The fund owns 5% or more of the outstanding voting shares of this company. See table [below/on the next page] for additional information.
(4)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,903,000.
(5)	This security has been authorized but has not yet been issued.
(6)	Coupon rate may change periodically.
(7)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(8)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(9)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(10)	Scheduled interest and/or principal payment was not received.
(11)	Step bond; coupon rate will increase at a later date.
(12)	Index-linked bond whose principal amount moves with a government retail price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares or principal amount	Dividend income (000)	Market value of affiliates at 3/31/07 (000)
Rosetta Resources Inc.	2,970,000	—	—	2,970,000	—	$61,004

(dollars in thousands)
Federal income tax information
Gross unrealized appreciation on investment securities	$1,407,744
Gross unrealized depreciation on investment securities	(87,795)
Net unrealized appreciation on investment securities	1,319,949
Cost of investment securities for federal income tax purposes	6,519,232

Statement of Investments

March 31, 2007 (Unaudited)

American Funds NVIT Bond Fund

	Shares	Value
MUTUAL FUNDS (99.3%)
Fixed Income Fund (99.3%)
American Funds NVIT Bond Fund	4,365,126	$51,683,093

Total Investments (Cost $50,134,326)(a) — 99.3%		51,683,093

Other assets in excess of liabilities — 0.7%		364,355

NET ASSETS — 100.0%		$52,047,448

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

American Funds Insurance Series Bond Fund

Investment portfolio, March 31, 2007

Unaudited

	Principal amount (000)	Market value (000)
Bonds & notes - 80.69%
Abbey National PLC 6.70% (undated) (2)	5,600	$5,688.00
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,470
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	393
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	6,818
Abitibi-Consolidated Co. of Canada 8.855% 2011 (2)	1,650	1,596
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,830
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,776
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	10,836	10,622
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016 (3)	3,920	3,963
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036 (3)	2,000	2,027
ACE INA Holdings Inc. 5.875% 2014	1,080	1,104
ACE INA Holdings Inc. 6.70% 2036	1,155	1,230
Advanta Capital Trust I, Series B, 8.99% 2026	500	503
AES Corp. 8.75% 2013 (3)	6,350	6,795
AES Corp. 9.375% 2010	4,769	5,210
AES Corp. 9.50% 2009	695	744
AES Ironwood, LLC 8.857% 2025 (1)	1,130	1,277
AES Red Oak, LLC, Series A, 8.54% 2019 (1)	881	962
AES Red Oak, LLC, Series B, 9.20% 2029 (1)	2,500	2,863
Aetna Inc. 5.75% 2011	3,000	3,066
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,246
AIG SunAmerica Global Financing VII 5.85% 2008 (3)	1,000	1,007
AIG SunAmerica Global Financing XII 5.30% 2007 (3)	4,000	3,999
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,380
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	350
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	278
Airgas, Inc. 6.25% 2014	2,000	1,990
Albertson’s, Inc. 7.25% 2013	2,410	2,502
Albertson’s, Inc. 8.00% 2031	2,000	2,048
Alcoa Inc. 5.55% 2017	4,700	4,677
Allegheny Technologies, Inc. 8.375% 2011	500	540
Allied Waste North America, Inc. 6.875% 2017	2,000	2,015
Allied Waste North America, Inc. 7.25% 2015	2,000	2,050
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	980
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,688
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,267
Allstate Financial Global Funding LLC 4.25% 2008 (3)	1,250	1,233
Ambac Financial Group, Inc. 6.15% 2087	1,430	1,351
AMC Entertainment Inc. 8.00% 2014	675	690
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012 (1)	1,310	1,340
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (1)	1,039	1,028
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (1)	2,012	2,068
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (1)	9,475	10,317
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012 (1)	1,850	1,958
American Cellular Corp., Series B, 10.00% 2011	782	832
American Cellular Corp., Term Loan B, 7.35% 2014 (1) (2)	1,000	1,005
American Electric Power Co., Inc. 4.709% 2007 (2)	5,000	4,986
American Express Co. 6.80% 2066 (2)	4,000	4,267
American General Finance Corp., Series I 5.85% 2013	2,500	2,577
American General Finance Corp., Series J, 5.64% 2011 (2)	5,000	5,013

American International Group, Inc., Series A-1, 6.25% 2087 (2)	2,000	1,953
American Media Operations, Inc. 8.875% 2011	3,030	2,765
American Standard Inc. 7.625% 2010	2,300	2,439
American Standard Inc. 8.25% 2009	1,700	1,796
American Tower Corp. 7.125% 2012	5,250	5,434
American Tower Corp. 7.25% 2011	1,825	1,889
American Tower Corp. 7.50% 2012	4,500	4,691
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,801
Amgen Inc. 4.00% 2009	2,500	2,439
AMR Corp. 10.00% 2021	1,200	1,206
AMR Corp. 10.20% 2020	1,345	1,369
AMR Corp. 9.00% 2016	1,500	1,545
AOL Time Warner Inc. 6.875% 2012	1,250	1,333
AOL Time Warner Inc. 7.625% 2031	3,500	3,945
Apache Corp. 6.00% 2037	3,500	3,497
ARAMARK Corp. 8.50% 2015 (3)	1,075	1,123
ARAMARK Corp. 8.86% 2015 (2) (3)	200	207
ARAMARK Corp., Term Loan B, 7.445% 2014 (1) (2)	1,431	1,435
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009 (3)	3,000	2,969
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (3)	3,250	3,187
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011 (3)	5,000	4,981
Argentina (Republic of) 4.106% 2012 (2) (1)	2,000	1,425
Argentina (Republic of) 5.83% 2033 (1) (5) (8)	ARS 8,503	2,836
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,403
Ashtead Capital, Inc. 9.00% 2016 (3)	4,500	4,815
Ashtead Group PLC 8.625% 2015 (3)	1,000	1,050
Assurant, Inc. 5.625% 2014	1,000	1,001
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066 (2)	3,000	3,031
AT&T Corp. 7.30% 2011 (2)	1,850	2,010
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,070
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,212
Atrium Companies, Inc., Term Loan B, 8.60% 2012 (1) (2)	3,500	3,500
AXA SA 6.379% (undated) (2) (3)	4,750	4,574
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (3)	1,908	1,980
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (1) (3)	1,939	2,045
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	944	983
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.886% 2042 (2)	2,550	2,541
Banco Mercantil del Norte 6.135% 2016 (3)	1,550	1,570
Banco Mercantil del Norte 6.862% 2021 (3)	900	922
Banco Santander-Chile 5.375% 2014 (3)	1,500	1,498
Bank of Scotland 7.00% (undated) (2) (3)	480	484
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	3,991
BBVA International SA Unipersonal 5.919% (undated) (2) (3)	3,600	3,562
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2) (3)	500	515
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	742
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.939% 2036 (2)	7,184	7,220
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.11% 2033 (2)	735	730
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034 (2)	928	917
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035 (2)	3,000	2,925
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,612
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	784
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,901	1,866
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,969
Beazer Homes USA, Inc. 8.125% 2016	3,250	3,071
Beazer Homes USA, Inc. 8.625% 2011	5,000	4,912
BellSouth Capital Funding Corp. 7.875% 2030	2,500	2,934
BellSouth Corp. 4.75% 2012	7,500	7,318
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,275	8,234
Bombardier Inc. 6.30% 2014 (3)	1,210	1,156

Boyd Gaming Corp. 6.75% 2014		1,000	1,002
Boyd Gaming Corp. 7.75% 2012		1,350	1,401
Boyd Gaming Corp. 8.75% 2012		500	524
Brazil (Federal Republic of) Global 10.25% 2013		375	468
Brazil (Federal Republic of) Global 11.00% 2040		500	675
Building Materials Corp. of America 7.75% 2014		1,850	1,827
C10 Capital (SPV) Ltd. 6.722% (undated) (2) (3)		4,500	4,446
C5 Capital (SPV) Ltd. 6.196% (undated) (2) (3)		5,000	5,011
Cablevision Systems Corp., Series B, 8.00% 2012		1,000	1,020
Canadian Government 4.25% 2026 (8)		1,250	1,525
Canadian Government 5.50% 2010	C$	6,900	6,250
Canadian Natural Resources Ltd. 6.25% 2038		395	388
CanWest Media Inc., Series B, 8.00% 2012		8,253	8,583
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009		2,750	2,707
Capital One Financial Corp. 4.738% 2007 (2)		3,000	2,998
Capital One Financial Corp. 6.15% 2016		5,000	5,080
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014		3,320	3,350
Cardinal Health, Inc. 5.85% 2017		1,235	1,235
Carnival Corp. 3.75% 2007		500	495
Carnival Corp. 6.15% 2008		750	755
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		4,000	4,170
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		3,425	3,562
Celestica Inc. 7.625% 2013		3,450	3,243
Celestica Inc. 7.875% 2011		6,750	6,564
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (3)		695	688
Centennial Cellular Corp. 10.75% 2008		279	281
Centennial Communications Corp. 11.11% 2013 (2)		500	529
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		1,000	1,085
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (2)		2,700	2,801
Centex Corp. 5.25% 2015		650	594
Centex Corp. 6.50% 2016		2,055	2,024
Chancellor Media Corp. of Los Angeles 8.00% 2008		4,250	4,405
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011		1,225	1,239
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011		425	444
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (3)		6,200	6,487
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014 (1) (2)		11,500	11,471
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013 (1) (2)		3,500	3,498
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		781	787
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		677	687
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		1,353	1,427
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013		2,250	2,223
Chase Manhattan Bank—First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		750	790
Chevy Chase Bank, FSB 6.875% 2013		1,000	1,055
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018		5,294	5,189
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019		8,922	8,746
Chohung Bank 4.50% 2014 (2)		1,030	1,007
Cilcorp Inc. 8.70% 2009		1,000	1,025
Cincinnati Bell Inc. 7.25% 2013		5,250	5,473
Cinemark USA, Inc., Term Loan B, 7.40% 2013 (1) (2)		846	849
Cinemark, Inc. 0%/9.75% 2014 (6)		1,000	920
Cisco Systems, Inc. 5.25% 2011		1,500	1,509
CIT Group Inc. 3.65% 2007		1,085	1,073
CIT Group Inc. 5.40% 2013		4,000	3,977
CIT Group Inc. 5.64% 2011 (2)		5,000	5,009
CIT Group Inc. 6.10% 2067 (2)		4,500	4,346
CIT Group Inc. 6.875% 2009		2,500	2,607
Citigroup Inc. 4.125% 2010		3,000	2,937
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034 (2)		597	591
City National Corp. 5.125% 2013		1,500	1,482

Clear Channel Communications, Inc. 4.625% 2008	875	869
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,263
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,479
CNA Financial Corp. 5.85% 2014	625	627
CNA Financial Corp. 6.50% 2016	5,540	5,747
CNA Financial Corp. 6.60% 2008	1,736	1,771
CNA Financial Corp. 7.25% 2023	3,000	3,186
Comcast Corp. 5.85% 2015	5,825	5,925
Comcast Corp. 6.50% 2017	3,500	3,701
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	371
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,667
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,770
Concentra Operating Corp. 9.125% 2012	1,750	1,877
Concentra Operating Corp. 9.50% 2010	4,000	4,240
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029 (4)	1,686	1,343
Constellation Energy Group, Inc. 4.55% 2015	1,080	994
Constellation Energy Group, Inc. 6.125% 2009	$1,800	1,835
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (1)	2,900	3,067
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018 (1)	1,464	1,454
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019 (1)	2,316	2,404
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018 (1)	335	336
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020 (1)	1,169	1,216
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021 (1)	2,240	2,269
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (1)	2,296	2,556
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022 (1)	2,364	2,613
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012 (1)	3,570	3,769
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022 (1)	689	717
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011 (1)	1,000	1,028
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,086	3,116
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,671	3,663
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,774	1,779
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,418	2,380
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,224	2,232
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.933% 2035 (2)	1,943	1,937
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,162	2,159
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,166	5,064
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,497	2,509
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,900	2,898
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,433
Cox Communications, Inc. 4.625% 2010	1,750	1,727
Cox Communications, Inc. 5.45% 2014	3,500	3,463
Cox Communications, Inc. 5.905% 2007 (2)	1,750	1,756
Cox Communications, Inc. 7.875% 2009	1,500	1,590
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012 (3)	3,000	3,005
Cricket Communications, Inc. 9.375% 2014 (3)	6,025	6,417
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035 (3)	3,000	2,962
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (3)	6,300	6,279
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036 (3)	1,000	993
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036 (3)	1,300	1,305
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036 (3)	500	502
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014 (6)	1,044	975
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,054	1,065
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,134
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,749
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037 (2) (3)	5,000	4,845
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	721	713
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,945
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,934
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040 (2)	7,000	6,972

CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036 (3)	2,378	1,714
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,030
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,900
CVS Corp. 6.036% 2028 (1) (3)	2,388	2,422
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036 (2)	4,000	4,013
D.R. Horton, Inc. 5.25% 2015	4,700	4,305
D.R. Horton, Inc. 6.125% 2014	760	742
D.R. Horton, Inc. 6.50% 2016	855	838
D.R. Horton, Inc. 7.875% 2011	1,100	1,173
D.R. Horton, Inc. 8.00% 2009	2,700	2,801
DaimlerChrysler North America Holding Corp. 5.77% 2009 (2)	5,000	5,018
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,521
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,833
Delek & Avner-Yam Tethys Ltd. 5.326% 2013 (1) (3)	3,711	3,638
Delphi Automotive Systems Corp. 6.50% 2009 (4)	7,500	8,437
Delphi Automotive Systems Corp. 6.55% 2006 (4)	500	560
Delphi Automotive Systems Corp. 7.125% 2029 (4)	1,750	1,973
Delphi Corp. 6.50% 2013 (4)	480	524
Delta Air Lines, Inc. 8.00% 2007 (3) (4)	1,500	806
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011 (1)	762	781
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012 (1)	8,627	8,980
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012 (1)	1,000	1,023
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013 (1)	280	284
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024 (1)	1,703	1,720
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014 (1)	10,798	10,913
Deutsche Telekom International Finance BV 8.125% 2012 (2)	€835	1,297
Deutsche Telekom International Finance BV 8.25% 2030 (2)	$1,250	1,553
Developers Diversified Realty Corp. 3.875% 2009	1,000	975
Developers Diversified Realty Corp. 4.625% 2010	1,000	981
Development Bank of Singapore Ltd. 7.875% 2009 (3)	4,000	4,242
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	787
Dex Media, Inc., Series B, 0%/9.00% 2013 (6)	1,400	1,311
Dex Media, Inc., Series B, 0%/9.00% 2013 (6)	1,250	1,170
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,316
Digicel Group Ltd. 8.875% 2015 (3)	2,000	1,945
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,535
Dillard’s, Inc. 6.625% 2008	700	710
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,409
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	510
Dobson Cellular Systems, Inc. 9.875% 2012	500	547
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	2,500	2,666
Dobson Communications Corp. 8.875% 2013	1,688	1,747
Dominican Republic 9.04% 2018 (3) (1)	1,093	1,266
Domtar Inc. 7.125% 2015	$1,500	1,500
Downey Financial Corp. 6.50% 2014	4,500	4,481
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013 (3)	4,000	4,034
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009 (3)	3,496	3,478
Drummond Co., Inc. 7.375% 2016 (3)	2,545	2,456
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	100
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,488
E*TRADE Financial Corp. 7.375% 2013	1,900	1,995
E*TRADE Financial Corp. 7.875% 2015	1,050	1,138
E*TRADE Financial Corp. 8.00% 2011	1,250	1,322
Edison Mission Energy 7.73% 2009	500	520
Edison Mission Energy 7.75% 2016	6,000	6,285
El Paso Natural Gas Co. 5.95% 2017 (3)	1,500	1,500
El Salvador (Republic of) 7.65% 2035 (3)	$1,290	1,477
Elan Corp., PLC 9.485% 2013 (2) (3)	2,000	2,040
Electronic Data Systems Corp. 7.45% 2029	1,250	1,367

Electronic Data Systems Corp., Series B, 6.50% 2013 (2)	10,025	10,255
Embarq Corp. 6.738% 2013	5,000	5,168
Encore Acquisition Co. 6.00% 2015	1,825	1,633
Energy Transfer Partners, LP 5.95% 2015	1,665	1,691
Enterprise Products Operating LP 8.375% 2066 (2)	2,500	2,740
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	1,008
ERP Operating LP 4.75% 2009	1,000	988
ERP Operating LP 6.625% 2012	2,000	2,131
Exelon Generation Co., LLC 6.95% 2011	1,300	1,364
Exodus Communications, Inc. 11.625% 2010 (4) (7)	377	0
Fannie Mae 1.75% 2008	¥640,000	5,500
Fannie Mae 10.00% 2018	12	14
Fannie Mae 4.25% 2007	18,130	18,074
Fannie Mae 4.50% 2020	14,082	13,647
Fannie Mae 4.625% 2013	20,000	19,541
Fannie Mae 4.75% 2007	7,355	7,340
Fannie Mae 5.00% 2035	3,108	3,006
Fannie Mae 5.25% 2007	12,750	12,750
Fannie Mae 5.25% 2012	$16,000	16,159
Fannie Mae 5.50% 2021	1,954	1,959
Fannie Mae 5.50% 2027	11,000	10,943
Fannie Mae 5.50% 2033	17,877	17,749
Fannie Mae 5.50% 2035	1,497	1,484
Fannie Mae 5.50% 2036	4,481	4,436
Fannie Mae 6.00% 2021	831	845
Fannie Mae 6.00% 2026	3,869	3,912
Fannie Mae 6.00% 2027	24,750	25,022
Fannie Mae 6.00% 2036	9,873	9,948
Fannie Mae 7.50% 2031	30	32
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,107
Fannie Mae, Series 2001-20, Class C, 12.067% 2031 (2)	99	110
Fannie Mae, Series 2001-4, Class GA, 10.255% 2025 (2)	152	169
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	121	125
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	134	138
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,123
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,043
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	181	188
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	181	188
Federal Home Loan Bank 4.625% 2007	16,600	16,565
Federal Home Loan Bank 5.25% 2008	45,615	45,621
Federal Home Loan Bank 5.625% 2016	2,000	2,058
Federated Retail Holdings, Inc. 5.35% 2012	3,850	3,844
Federated Retail Holdings, Inc. 5.90% 2016	1,800	1,797
Federated Retail Holdings, Inc. 6.375% 2037	555	541
Fifth Third Capital Trust IV 6.50% 2067 (2)	13,000	12,948
Financial Security Assurance Holdings Ltd. 6.40% 2066 (3) (2)	2,250	2,207
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,783	3,777
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,600	1,606
First Industrial, LP 6.875% 2012	1,250	1,327
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	622	626
Ford Motor Credit Co. 4.875% 2007	€1,350	1,805
Ford Motor Credit Co. 7.25% 2011	2,425	2,359
Ford Motor Credit Co. 8.00% 2016	8,275	7,976
Ford Motor Credit Co. 8.11% 2012 (2)	6,670	6,528
Ford Motor Credit Co. 9.75% 2010 (3)	$14,500	15,285
France Télécom 7.75% 2011 (2)	6,500	7,088
Freddie Mac 4.00% 2007	53,570	53,304
Freddie Mac 4.00% 2015	2,041	1,938
Freddie Mac 5.00% 2035	5,829	5,638

Freddie Mac 5.00% 2035	5,745	5,556
Freddie Mac 5.50% 2035	2,866	2,837
Freddie Mac 5.50% 2035	2,827	2,799
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,015	2,030
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,353	2,428
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,899	2,159
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,547	7,531
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,807
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,224
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015 (2)	4,000	4,215
French Government O.A.T. Eurobond 4.75% 2035	€9,730	13,972
Gaz Capital SA 6.51% 2022 (3)	7,940	8,079
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	3,033
General Electric Capital Corp., Series A, 5.63% 2018 (2)	2,000	2,015
General Electric Capital Corp., Series A, 5.74% 2026 (2)	6,400	6,400
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,040
General Electric Co. 5.00% 2013	1,250	1,242
General Motors Acceptance Corp. 6.875% 2012	7,000	6,980
General Motors Acceptance Corp. 7.00% 2012	2,200	2,213
General Motors Acceptance Corp. 7.25% 2011	3,880	3,905
General Motors Acceptance Corp. 7.56% 2014 (2)	5,000	5,066
General Motors Corp. 7.125% 2013	12,440	11,662
General Motors Corp. 7.20% 2011	9,790	9,325
General Motors Corp. 7.25% 2013	€1,000	1,290
General Motors Corp. 7.70% 2016	$8,645	8,061
General Motors Corp. 8.375% 2033	1,000	902
General Motors Corp. 8.80% 2021	19,360	18,731
General Motors Corp. 9.40% 2021	1,000	985
Genworth Financial, Inc. 6.15% 2066 (2)	4,000	3,947
Georgia-Pacific Corp., First Lien Term Loan B, 7.34% 2012 (1) (2)	1,012	1,019
German Government 5.25% 2008	€17,060	23,013
German Government 5.25% 2011	1,750	2,438
Glen Meadow Pass Through Trust 6.505% 2067 (2) (3)	9,050	9,174
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,908
Goodyear Tire & Rubber Co. 8.625% 2011 (3)	950	1,026
Goodyear Tire & Rubber Co. 9.14% 2009 (2) (3)	1,375	1,387
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	$2,000	2,050
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,631
Graphic Packaging International, Inc. 9.50% 2013	500	534
Gray Communications Systems, Inc. 9.25% 2011	875	918
Grupo Posadas, SA de CV 8.75% 2011 (3)	4,000	4,160
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.153% 2030 (2)	1,000	1,026
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.153% 2030 (2)	1,250	1,283
Gulfstream Natural Gas 6.19% 2025 (3)	1,220	1,233
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045 (2)	1,028	1,037
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,434
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	864
Hawaiian Telcom Communications, Inc. 10.889% 2013 (2)	2,195	2,239
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,985
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,237
HBOS PLC 5.375% (undated) (2) (3)	7,750	7,665
HBOS PLC, Series B, 5.92% (undated) (2) (3)	2,500	2,454
HCA Inc. 9.125% 2014 (3)	580	621
HCA Inc. 9.25% 2016 (3)	680	735
HCA Inc. 9.625% 2016 (3) (5)	680	736
HCA Inc., Term Loan B, 8.114% 2013 (1) (2)	12,968	13,097
HealthSouth Corp. 10.75% 2016 (3)	2,245	2,453
HealthSouth Corp. 11.354% 2014 (2) (3)	3,905	4,237
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011 (3)	2,000	1,999

Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015 (3)	5,000	5,177
Hilton Hotels Corp. 7.20% 2009	825	862
Hilton Hotels Corp. 7.625% 2008	695	712
Hilton Hotels Corp. 8.25% 2011	2,522	2,727
H-Lines Finance Holding Corp. 0%/11.00% 2013 (6)	2,600	2,483
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,521
Hospitality Properties Trust 5.625% 2017 (3)	2,255	2,225
Hospitality Properties Trust 6.30% 2016	1,300	1,350
Hospitality Properties Trust 6.75% 2013	1,500	1,581
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	3,060
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,541
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,146
Household Finance Corp. 4.125% 2009	2,000	1,954
HSBC Finance Corp. 4.625% 2010	1,500	1,474
HSBK (Europe) B.V. 7.75% 2013	3,125	3,293
HSBK (Europe) B.V. 7.75% 2013 (3)	505	532
Humana Inc. 6.45% 2016	1,500	1,556
Hungarian Government 6.00% 2011	HUF 1,319,280	6,793
Hungarian Government 7.25% 2012	2,119,670	11,491
Hutchison Whampoa International Ltd. 6.50% 2013 (3)	6,750	7,132
Hutchison Whampoa International Ltd. 7.00% 2011 (3)	500	531
HVB Funding Trust I 8.741% 2031 (3)	1,245	1,595
HVB Funding Trust III 9.00% 2031 (3)	2,500	3,218
Hyatt Equities, LLC 6.875% 2007 (3)	1,500	1,503
Idearc Inc. 8.00% 2016 (3)	7,450	7,701
ILFC E-Capital Trust II 6.25% 2065 (2) (3)	8,865	9,088
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,859
Intelsat (Bermuda), Ltd. 9.25% 2016 (3)	2,000	2,225
Intelsat Corp. 9.00% 2016 (3)	2,500	2,766
Intelsat, Ltd. 6.50% 2013	3,000	2,662
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,534
International Lease Finance Corp., Series R, 5.625% 2013	6,875	7,017
International Paper Co. 5.85% 2012	520	528
ISA Capital do Brasil SA 7.875% 2012 (3)	625	641
ISA Capital do Brasil SA 8.80% 2017 (3)	6,500	6,923
Israel Electric Corp. Ltd. 7.70% 2018 (3)	500	566
Israeli Government 6.50% 2016	62,285	16,269
Israeli Government 7.50% 2014	ILS 53,297	14,513
iStar Financial, Inc. 5.375% 2010	3,500	3,500
iStar Financial, Inc. 6.00% 2010	750	767
iStar Financial, Inc. 7.00% 2008	950	962
iStar Financial, Inc., Series B, 5.125% 2011	1,000	991
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,909
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,865
J.P. Morgan Chase & Co. 4.875% 2014	770	750
J.P. Morgan Chase & Co. 4.891% 2015 (2)	5,300	5,257
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.508% 2037 (2) (3)	2,000	1,969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037 (2)	4,000	4,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,456
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,514
Jabil Circuit, Inc. 5.875% 2010	3,060	3,046
Japanese Government 0.90% 2008	¥1,142,400	9,734
Japanese Government 1.30% 2011	710,000	6,090
Japanese Government 1.50% 2014	720,000	6,145
Japanese Government 1.70% 2016	2,566,700	22,040
Japanese Government 1.80% 2008	1,666,300	14,361
Japanese Government 2.30% 2035	654,900	5,539
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	852
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,400	3,706

Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,730
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	2,010
John Deere Capital Corp. 5.40% 2011	2,000	2,022
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,488
John Hancock Global Funding II, Series 2004-A, 3.50% 2009 (3)	2,000	1,940
JPMorgan Chase Capital XX, Series T, 6.55% 2066	3,750	3,737
JPMorgan Chase Capital XXI, Series U, 6.31% 2037 (2)	7,500	7,608
JSG Funding PLC 7.75% 2015	€3,000	4,283
JSG Funding PLC 7.75% 2015	$2,000	2,050
JSG Funding PLC 9.625% 2012	211	225
K&F Industries, Inc. 7.75% 2014	1,400	1,495
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,048
K. Hovnanian Enterprises, Inc. 7.50% 2016	725	680
K. Hovnanian Enterprises, Inc. 8.625% 2017	7,000	6,790
Kabel Deutschland GmbH 10.625% 2014	2,625	2,940
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,316
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,947
Kazkommerts International BV 7.00% 2009 (3)	500	507
Kazkommerts International BV 7.50% 2016	2,000	1,944
Kazkommerts International BV 7.875% 2014 (3)	800	818
Kazkommerts International BV 8.00% 2015	1,300	1,326
Kazkommerts International BV 8.00% 2015 (3)	1,250	1,275
KB Home 5.875% 2015	375	332
KB Home 6.25% 2015	3,305	2,979
Kimco Realty Corp. 6.00% 2012	500	518
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,403
Kinder Morgan Energy Partners LP 6.00% 2017	380	385
Kinder Morgan Energy Partners LP 6.50% 2037	900	900
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,103
Korean Government 4.25% 2014	3,978,800	4,067
Korean Government 5.00% 2011	KRW 7,353,590	7,872
Korean Government 5.25% 2015	13,265,710	14,443
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (3)	2,419	2,659
Lazard Group LLC 7.125% 2015	3,010	3,178
LBI Media, Inc. 10.125% 2012	1,250	1,319
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	533
Level 3 Financing, Inc. 9.25% 2014 (3)	2,500	2,581
Liberty Media Corp. 7.75% 2009	1,750	1,840
Liberty Media Corp. 7.875% 2009	2,200	2,319
Liberty Media Corp. 8.25% 2030	2,375	2,386
Liberty Mutual Group Inc. 7.50% 2036 (3)	2,100	2,250
Liberty Mutual Group Inc., Series A, 7.80% 2087 (3)	3,000	2,933
Lincoln National Corp. 7.00% 2066 (2)	3,800	3,989
Lloyds TSB Group PLC 6.267% (undated) (2) (3)	5,000	4,923
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,766
Lyondell Chemical Co. 10.50% 2013	1,185	1,304
Malaysia 3.718% 2012	10,000	2,927
Malaysia 3.869% 2010	MYR 14,070	4,124
Malaysia 4.262% 2016	2,410	739
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,665
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,188
MDC Holdings, Inc. 5.50% 2013	3,885	3,670
Merrill Lynch & Co., Inc. 6.11% 2037	3,970	3,862
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,366	1,421
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.574% 2034 (2)	1,123	1,114
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038 (2)	2,000	1,974
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039 (2)	3,160	3,236
Metropolitan Life Global Funding I 2.60% 2008 (3)	4,450	4,315
MGM MIRAGE 5.875% 2014	1,700	1,589

MGM MIRAGE 6.00% 2009	4,750	4,780
MGM MIRAGE 6.75% 2012	4,000	3,995
MGM MIRAGE 6.75% 2013	1,250	1,247
Michaels Stores, Inc. 10.00% 2014 (3)	8,450	9,084
Michaels Stores, Inc., Term Loan B, 8.125% 2013 (1) (2)	1,343	1,356
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,502
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	$2,200	2,137
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,543
Midwest Generation, LLC, Series B, 8.56% 2016 (1)	1,586	1,736
Mirant Americas Generation, Inc. 8.30% 2011	2,300	2,369
Mission Energy Holding Co. 13.50% 2008	1,525	1,670
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated) (2) (3)	10,090	10,284
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,250
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,785
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	724	732
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,274
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034 (2)	1,863	1,824
Mylan Laboratories Inc. 5.75% 2010	3,000	3,000
National Grid PLC 4.375% 2020	€1,290	1,634
National Grid PLC 6.30% 2016	1,315	1,376
National Westminster Bank PLC 7.75% (undated) (2)	250	252
Nationwide Mutual Insurance Co. 7.875% 2033 (3)	750	895
Neenah Paper, Inc. 7.375% 2014	2,325	2,255
Neiman Marcus Group, Inc. 9.00% 2015 (5)	1,900	2,090
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,861
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	152
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,474
New York Life Global Funding 3.875% 2009 (3)	2,250	2,203
New York Life Global Funding 4.625% 2010 (3)	2,500	2,476
Newfield Exploration Co. 6.625% 2014	1,000	1,005
Newfield Exploration Co. 6.625% 2016	1,250	1,256
News America Holdings Inc. 8.25% 2018	3,885	4,624
News America Holdings Inc. 9.25% 2013	2,500	2,969
News America Inc. 4.75% 2010	2,000	1,982
News America Inc. 6.40% 2035	1,500	1,497
News America Inc. 6.75% 2038	1,000	1,060
Nextel Communications, Inc., Series D, 7.375% 2015	30,490	31,565
Nextel Communications, Inc., Series E, 6.875% 2013	6,410	6,573
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (3) (6)	1,700	1,199
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014 (3)	4,300	4,709
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.02% 2010 (2) (3)	750	750
Norske Skogindustrier ASA 7.625% 2011 (3)	4,000	4,250
North Front Pass Through Trust 5.81% 2024 (2) (3)	3,125	3,093
Northwest Airlines, Inc. 10.00% 2009 (4)	2,750	2,337
Northwest Airlines, Inc. 7.875% 2008 (4)	1,000	850
Northwest Airlines, Inc. 9.875% 2007 (4)	1,000	870
Northwest Airlines, Inc., Term Loan A, 7.10% 2018 (1) (2)	10,000	10,000
NRG Energy, Inc. 7.25% 2014	725	745
NRG Energy, Inc. 7.375% 2016	4,675	4,815
NTELOS Inc., Term Loan B, 7.57% 2011 (1) (2)	2,450	2,470
NTL Cable PLC 8.75% 2014	1,950	2,038
NTL Cable PLC 8.75% 2014	€1,000	1,444
NTL Cable PLC 9.125% 2016	$2,025	2,146
NTL Cable PLC 9.75% 2014	£700	1,461
NXP BV and NXP Funding LLC 7.875% 2014 (3)	2,000	2,075
NXP BV and NXP Funding LLC 8.11% 2013 (2) (3)	2,800	2,895
NXP BV and NXP Funding LLC 9.50% 2015 (3)	6,250	6,484
Nykredit 4.00% 2035	DKr 23,572	3,887
ORIX Corp. 5.48% 2011	1,700	1,709

Owens-Brockway Glass Container Inc. 6.75% 2014		€1,250	1,709
Owens-Brockway Glass Container Inc. 8.75% 2012		2,250	2,379
Owens-Brockway Glass Container Inc. 8.875% 2009		2,197	2,252
Panama (Republic of) Global 6.70% 2036 (1)		3,450	3,598
Panama (Republic of) Global 7.125% 2026		390	423
Panama (Republic of) Global 9.375% 2029		500	669
Pemex Project Funding Master Trust 6.625% 2035		2,000	2,063
Petroleum Export Ltd., Class A-3, 5.265% 2011 (1) (3)		3,568	3,494
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012		3,000	2,948
Plastipak Holdings, Inc. 8.50% 2015 (3)		2,000	2,130
Plum Creek Timberlands, LP 5.875% 2015		2,000	1,991
PNC Funding Corp. 5.56% 2014 (2)		5,000	5,013
PNC Funding Corp., Series I, 6.517% (undated) (2) (3)		5,600	5,778
PNC Funding Corp., Series II, 6.113% (undated) (2) (3)		1,600	1,591
Pogo Producing Co. 6.625% 2015		100	98
Pogo Producing Co. 6.875% 2017		4,000	3,920
Pogo Producing Co. 7.875% 2013		2,325	2,354
Polish Government 4.25% 2011		20,392	6,868
Polish Government 5.75% 2010	PLN	40,910	14,540
Premcor Refining Group Inc. 6.75% 2011		1,250	1,314
Premcor Refining Group Inc. 9.50% 2013		400	432
ProLogis 5.50% 2012		2,500	2,528
ProLogis 5.50% 2013		2,000	2,023
Protective Life Insurance Co., Series 2005-C, 4.85% 2010		2,250	2,247
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (3)		1,250	1,578
PSEG Energy Holdings Inc. 8.625% 2008		408	418
Qatar Petroleum 5.579% 2011 (1) (3)		5,500	5,532
Quebecor Media Inc. 7.75% 2016		1,325	1,368
Qwest Capital Funding, Inc. 7.25% 2011		6,475	6,661
Qwest Capital Funding, Inc. 7.625% 2021		350	353
Qwest Capital Funding, Inc. 7.90% 2010		4,295	4,499
Qwest Communications International Inc. 7.25% 2011		4,000	4,115
Qwest Corp. 8.875% 2012		1,250	1,387
R.H. Donnelley Corp., Series A-1, 6.875% 2013		425	415
R.H. Donnelley Corp., Series A-3, 8.875% 2016		1,200	1,281
Radio One, Inc. 6.375% 2013		1,300	1,261
Radio One, Inc., Series B, 8.875% 2011		4,600	4,767
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (1)		46	45
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (1) (3)		3,307	3,248
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (1)		675	758
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (1) (3)		360	404
Ras Laffan Liquefied Natural Gas II 5.298% 2020 (1) (3)		7,500	7,250
RBS Global, Inc. and Rexnord LLC 9.50% 2014		3,250	3,396
RBS-Zero Editora Jornalística SA 11.00% 2010 (3)		189	205
Realogy Corp. 6.15% 2011 (2) (3)		4,750	4,862
Realogy Corp. 6.50% 2016 (2) (3)		1,500	1,536
Regal Cinemas Corp., Series B, 9.375% 2012 (7)		1,000	1,049
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		$2,515	2,526
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036		1,035	1,041
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035 (2)		329	329
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019		1,639	1,609
Residential Capital Corp. 6.00% 2011		2,000	1,975
Residential Capital Corp. 6.375% 2010		10,375	10,380
Residential Capital Corp. 6.46% 2009 (2)		5,000	4,984
Residential Capital Corp. 6.50% 2013		8,125	8,058
Resona Bank, Ltd. 3.75% 2015 (2)		1,015	1,328
Resona Bank, Ltd. 4.125% (undated) (2)		€970	1,260
Resona Bank, Ltd. 5.85% (undated) (2) (3)		5,465	5,448
Rhodia SA 9.25% 2011		€1,172	1,661

Rockwood Specialties Group, Inc. 7.625% 2014		€1,500	2,096
Rodamco Europe Finance BV 3.75% 2012		€1,600	2,054
Rogers Cantel Inc. 9.75% 2016		500	632
Rogers Wireless Inc. 7.25% 2012		3,825	4,107
Rogers Wireless Inc. 7.50% 2015		1,975	2,150
Rouse Co. 3.625% 2009		1,140	1,093
Rouse Co. 6.75% 2013 (3)		4,500	4,609
Rouse Co. 7.20% 2012		3,860	4,037
Royal Caribbean Cruises Ltd. 7.00% 2007		1,175	1,186
Royal Caribbean Cruises Ltd. 7.25% 2016		1,000	1,032
Royal Caribbean Cruises Ltd. 8.00% 2010		1,375	1,469
Royal Caribbean Cruises Ltd. 8.75% 2011		2,675	2,942
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013 (1) (2)		875	895
Russian Federation 8.25% 2010 (1)		2,722	2,857
Russian Federation 8.25% 2010 (3) (1)		1,556	1,633
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008		72	72
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		1,250	1,300
Sanmina-SCI Corp. 8.125% 2016		7,425	7,017
Sanmina-SCI Corp., Term Loan B, 7.875% 2008 (1) (2)		625	628
Santander Issuances, SA Unipersonal 5.805% 2016 (2) (3)		7,300	7,419
Santander Perpetual, SA 4.375%(undated)		€2,065	2,703
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035 (3)		1,750	1,764
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035 (3)		3,000	3,032
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036 (3)		3,000	3,017
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036 (3)		4,500	4,528
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036 (3)		3,000	3,008
SBC Communications Inc. 4.125% 2009		2,500	2,445
SBC Communications Inc. 5.10% 2014		2,700	2,642
SBC Communications Inc. 5.625% 2016		1,750	1,759
SBC Communications Inc. 6.45% 2034		2,130	2,175
Scottish Power PLC 5.375% 2015		1,230	1,220
Seminole Tribe of Florida 5.798% 2013 (1) (3)		1,795	1,790
Shinsei Bank, Ltd. 3.75% 2016 (2)		€1,030	1,335
Shinsei Bank, Ltd. 3.75% 2016 (2)		675	875
Simon Property Group, LP 4.875% 2010		1,000	993
Simon Property Group, LP 5.375% 2011		2,500	2,518
Singapore (Republic of) 3.125% 2011	S$	17,725	11,899
Singapore (Republic of) 3.75% 2016		18,090	12,789
Singapore Telecommunications Ltd. 6.375% 2011 (3)		750	788
Small Business Administration, Series 2001-20J, 5.76% 2021 (1)		500	512
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017 (3)		2,000	1,965
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)		3,000	3,034
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (1) (3)		534	533
Southern Natural Gas Co. 5.90% 2017 (3)		2,510	2,523
Southern Natural Gas Co. 8.00% 2032		750	895
SP PowerAssets Ltd. 3.80% 2008 (3)		2,000	1,961
Spanish Government 4.25% 2007		€20,040	26,831
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035 (2)		276	276
Spectrum Brands, Inc. 7.375% 2015		6,125	4,931
Standard Aero Holdings, Inc. 8.25% 2014		2,575	2,775
Standard Chartered PLC 6.409% (undated) (2) (3)		8,400	8,300
Standard Pacific Corp. 5.125% 2009		2,000	1,910
Standard Pacific Corp. 7.00% 2015		1,185	1,064
Standard Pacific Corp. 7.75% 2013		4,500	4,342
Staples, Inc. 7.375% 2012		2,000	2,179
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007		2,730	2,732
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (prerefunded 2013)		1,500	1,662
State of Louisiana, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025		401	401
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014		1,625	1,598

State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025		1,515	1,520
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027		$2,895	3,097
Stater Bros. Holdings Inc. 8.125% 2012		2,550	2,639
Stater Bros. Holdings Inc. 8.855% 2010 (2)		2,000	2,040
Stone Container Corp. 8.375% 2012		2,250	2,267
Stora Enso Oyj 6.404% 2016 (3)		$700	724
Stora Enso Oyj 7.25% 2036 (3)		3,875	4,071
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027 (2) (3)		93	93
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018		2,953	2,869
Sumitomo Mitsui Banking Corp. 4.375% 2014 (2)		1,645	2,196
Sumitomo Mitsui Banking Corp. 5.625% (undated) (2) (3)		$10,770	10,626
SunGard Data Systems Inc. 9.125% 2013		4,500	4,849
SUPERVALU INC. 7.50% 2012		765	810
SUPERVALU INC., Term Loan B, 6.84% 2012 (1) (2)		1,991	1,996
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010 (3)		4,500	4,510
Swedish Government 5.00% 2009	SKr	164,645	24,107
Technical Olympic USA, Inc. 7.50% 2015		2,155	1,535
Teekay Shipping Corp. 8.875% 2011		3,350	3,626
Telecom Italia Capital SA 7.20% 2036		2,000	2,089
Telecom Italia Capital SA, Series B, 5.25% 2013		$2,750	2,670
Telecom Italia SpA 6.25% 2012		€920	1,307
Tele-Communications, Inc. 9.80% 2012		2,000	2,370
Telefónica Emisiones, SAU 5.984% 2011		5,000	5,130
Telefónica Emisiones, SAU 7.045% 2036		1,500	1,607
Telenet Communications NV 9.00% 2013		€747	1,099
Telenet Group Holding NV 0%/11.50% 2014 (3) (6)		$1,635	1,541
Tenet Healthcare Corp. 6.375% 2011		1,000	940
Tenet Healthcare Corp. 9.25% 2015		1,850	1,841
Tenet Healthcare Corp. 9.875% 2014		2,100	2,132
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (1)		3,000	3,000
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (1) (3)		6,250	6,250
Tenneco Automotive Inc. 8.625% 2014		2,000	2,095
Tennessee Gas Pipeline Co. 7.00% 2028		2,000	2,151
Terex Corp. 7.375% 2014		6,000	6,210
Tesco PLC 5.50% 2033		£330	659
TFM, SA de CV 9.375% 2012		3,150	3,402
THL Buildco, Inc. 8.50% 2014		3,225	3,152
Thomson Corp. 5.50% 2035		1,180	1,069
Thomson Corp. 6.20% 2012		1,035	1,075
Toll Brothers, Inc. 5.15% 2015		2,890	2,617
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036 (3)		500	505
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036 (3)		6,000	6,007
Toys “R” Us, Inc. 7.625% 2011		3,080	2,941
Triton PCS, Inc. 8.50% 2013		3,250	3,364
TuranAlem Finance BV 7.75% 2013 (3)		1,000	997
TuranAlem Finance BV 8.25% 2037 (3)		5,000	5,025
TuranAlem Finance BV 8.50% 2015		2,500	2,547
TuranAlem Finance BV 8.50% 2015 (3)		375	382
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated) (2) (3)		2,500	2,509
Tyco International Group SA 6.125% 2008		2,375	2,408
Tyco International Group SA 6.875% 2029		2,380	2,818
Tyco International Group SA 7.00% 2028		620	739
Tyson Foods, Inc. 6.85% 2016 (2)		13,170	13,727
U S WEST Capital Funding, Inc. 6.375% 2008		100	101
U S WEST Capital Funding, Inc. 6.875% 2028		700	665
U.S. Treasury 10.375% 2012		1,000	1,033
U.S. Treasury 3.25% 2007		$7,000	6,954
U.S. Treasury 3.625% 2007		31,800	31,688
U.S. Treasury 3.875% 2009		7,500	7,390

U.S. Treasury 4.25% 2013		162,625	159,880
U.S. Treasury 4.375% 2008		30,000	29,857
U.S. Treasury 4.50% 2011		77,900	77,778
U.S. Treasury 4.50% 2016		47,175	46,711
U.S. Treasury 4.50% 2036		23,475	22,136
U.S. Treasury 5.00% 2011		2,000	2,035
UniCredito Italiano SpA 5.584% 2017 (2) (3)		$9,480	9,617
Union Electric Co. 5.25% 2012		1,495	1,463
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (1) (4)		231	0
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012 (1)		6,063	6,173
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011 (1) (4)		3,633	4,153
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014 (1)		650	655
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (1)		800	807
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (1)		1,157	1,174
United Airlines, Term Loan B, 7.375% 2014 (1) (2)		1,000	1,000
United Dominion Realty Trust, Inc. 5.00% 2012		1,000	985
United Dominion Realty Trust, Inc. 6.50% 2009		1,000	1,030
United Dominion Realty Trust, Inc., Series E, 4.50% 2008		500	500
United Kingdom 4.75% 2015		9,596	18,547
United Kingdom 4.75% 2020		1,340	2,619
United Kingdom 4.75% 2038		2,970	6,204
United Kingdom 5.00% 2008		£1,575	3,088
United Mexican States Government Global 6.375% 2013		1,260	1,332
United Mexican States Government Global 6.75% 2034		$1,185	1,295
United Mexican States Government Global 9.875% 2010		$1,000	1,124
United Mexican States Government, Series M20, 10.00% 2024		93,400	10,419
United Mexican States Government, Series MI10, 9.50% 2014	MXP	178,800	18,034
United States Agency for International Development, Republic of Egypt 4.45% 2015		5,000	4,837
United States Steel Corp. 9.75% 2010		2,103	2,219
Univision Communications Inc. 7.85% 2011		1,500	1,575
Univision Communications Inc. 9.75% 2015 (3) (5)		6,000	6,007
Univision Communications Inc., Term Loan B, 7.60% 2014 (1) (2)		1,850	1,850
UnumProvident Corp. 5.859% 2009		2,000	2,018
UnumProvident Finance Co. PLC 6.85% 2015 (3)		1,500	1,567
UPM-Kymmene Corp. 5.625% 2014 (3)		4,500	4,445
US Bank National Assn. 4.40% 2008		3,000	2,967
USA Education, Inc. 5.625% 2007		$2,000	2,000
USG Corp. 6.30% 2016 (3)		2,000	2,018
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		1,700	1,840
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020		2,006	2,045
Veolia Environnement 6.125% 2033		€2,740	4,057
Verizon Communications Inc. 5.50% 2017		14,385	14,303
Verizon Communications Inc. 6.25% 2037		2,000	1,988
Verizon Global Funding Corp. 7.75% 2030		1,900	2,209
Viacom Inc. 5.625% 2007		1,200	1,200
Viacom Inc. 6.25% 2016		2,040	2,072
Viacom Inc. 6.875% 2036		2,010	2,032
Vidéotron Ltée 6.375% 2015		1,000	987
Vidéotron Ltée 6.875% 2014		4,125	4,187
Visteon Corp. 7.00% 2014		2,000	1,760
Visteon Corp. 8.25% 2010		1,500	1,537
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034		959	963
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042		4,000	3,964
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042 (2)		3,250	3,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045		4,000	4,035
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033 (2)		441	439
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018		3,690	3,617
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045 (2)		1,901	1,908
Warner Chilcott Corp. 8.75% 2015		650	681

Washington Mutual Bank 5.78% 2013 (2)	4,265	4,270
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (2) (3)	14,000	13,822
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (2) (3)	11,800	11,601
Washington Mutual, Inc. 5.65% 2012 (2)	6,850	6,815
Waste Management, Inc. 7.375% 2010	650	692
WellPoint, Inc. 5.25% 2016	625	615
Wells Fargo Bank, National Assn. 4.75% 2015	$3,000	2,883
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,650	2,619
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	13,662	13,272
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036 (2)	3,679	3,717
Western Union Co. 5.51% 2008 (2)	4,000	4,002
Western Union Co. 5.93% 2016	6,000	6,024
Westfield Group 5.40% 2012 (3)	$5,000	5,029
Weyerhaeuser Co. 5.95% 2008	533	538
Weyerhaeuser Co. 7.375% 2032	675	709
William Lyon Homes, Inc. 7.625% 2012	1,500	1,342
Williams Companies, Inc. 6.375% 2010 (3)	1,000	1,019
Williams Companies, Inc. 7.125% 2011	500	526
Williams Companies, Inc. 8.125% 2012	6,180	6,752
Williams Partners LP 7.25% 2017 (3)	2,500	2,656
Williams Partners LP 7.50% 2011 (3)	2,950	3,142
Williams Scotsman, Inc. 8.50% 2015	1,500	1,579
Windstream Corp. 8.625% 2016	5,800	6,373
WMX Technologies, Inc. 7.10% 2026	500	539
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,682
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	1,595	2,041
Wyeth 5.50% 2016	1,000	1,004
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,169
Xerox Corp. 7.125% 2010	5,000	5,277
XL Capital Ltd. 5.25% 2014	2,130	2,090
Young Broadcasting Inc. 10.00% 2011	2,716	2,689
YUM! Brands, Inc. 7.70% 2012	1,000	1,099
ZFS Finance (USA) Trust II 6.45% 2065 (2) (3) A173	5,000	5,008
Zions Bancorporation 5.50% 2015	740	729
Zions Bancorporation 6.00% 2015	1,000	1,020

Total bonds & notes (cost: $3,168,037,000)		3,227,414

	Shares or principal amount	Market value (000)
Convertible securities - 0.21%
CONSUMER DISCRETIONARY - 0.21%
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	646
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,066
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	163,600	5,850

Total convertible securities (cost: $7,376,000)		8,562

	Shares	Market value (000)
Preferred stocks - 3.03%
Banco Santander Central Hispano, SA 6.50% (3) (9)	200,000	5,094
Barclays Bank PLC 4.75% (2)	3,420,000	3,996
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (2) (3)	850,000	949
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (2) (3)	1,175,000	1,191
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (2) (3)	10,090,000	9,760
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative preferred (2)	3,100,000	4,073
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (2) (3)	750,000	813
Deutsche Bank Capital Funding Trust I 7.872% (2) (3)	2,500,000	2,638
Fannie Mae, Series O, 7.015% (2) (3)	100,000	5,275
First Republic Capital Corp., Series A, 10.50% (3)	750	836
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (2) (3)	6,430,000	6,770
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (2) (3)	6,030,000	6,785
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (2) (3)	6,075,000	6,326
ING Capital Funding Trust III 8.439% noncumulative preferred (2)	4,000,000	4,420
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (2)	800,000	1,073
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (2)	18,716,000	19,352
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	527
RBS Capital Trust I 4.709% noncumulative trust preferred ING (2)	1,500,000	1,435
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (3) (2)	1,000,000	1,058
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (2)	5,000,000	4,927
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (2) (3)	3,750,000	3,925
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (2) (3)	10,800,000	11,144
Sumitomo Mitsui Banking Corp. 6.078% (2) (3)	9,750,000	9,818
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (3)	65,000	1,877
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (2) (3)	4,650,000	4,899
Wachovia Capital Trust III 5.80% (2)	2,450,000	2,481

Total preferred stocks (cost: $124,702,000)		121,442

	Shares	Market value (000)
Common stocks - 0.22%
Clarent Hospital Corp. (7) (9)	16,114	2
Delta Air Lines, Inc. (9)	60,887	16
DigitalGlobe Inc. (7) (9)	306,464	1,226
Drax Group PLC	209,474	£3,246
Embarq Corp.	1,686	95
Other common stocks in initial period of acquisition		3,183
Sprint Nextel Corp., Series 1	33,726	639
UAL Corp. (9)	1,580	60
XO Holdings, Inc. (9)	1,134	6
ZiLOG, Inc. (9)	32,500	145

Total common stocks (cost: $4,895,000)		8,618

	Shares	Market value (000)
Rights & warrants - 0.00%
GT Group Telecom Inc., warrants, expire 2010 (3) (7) (9)	1,000
XO Holdings, Inc., Series A, warrants, expire 2010 (9)	2,273	$2
XO Holdings, Inc., Series B, warrants, expire 2010 (9)	1,704	1

XO Holdings, Inc., Series C, warrants, expire 2010 (9)	1,704	1

Total rights & warrants (cost: $52,000)		4

	Principal amount (000)	Market value (000)
Short-term securities - 15.84%
3M Co. 5.19% due 4/25/2007	6,800	6,775
Abbott Laboratories 5.23% due 4/17/2007 (3)	16,600	16,559
AT&T Inc. 5.26% due 4/10/2007 (3)	15,575	15,552
Atlantic Industries 5.19%-5.20% due 5/9-6/7/2007 (3) (10)	47,200	46,850
Bank of America Corp. 5.215% due 6/8/2007	29,300	29,013
Brown-Forman Corp. 5.23% due 5/17/2007 (3)	9,800	9,736
CAFCO, LLC 5.25% due 4/13-5/1/2007 (3)	48,300	48,134
Caterpillar Financial Services Corp. 5.19% due 5/25/2007	8,200	8,137
CIT Group, Inc. 5.22% due 5/25/2007 (3) (10)	20,000	19,847
Clipper Receivables Co., LLC 5.24% due 4/13/2007 (3)	24,200	24,154
Colgate-Palmolive Co. 5.22% due 4/26/2007 (3)	10,000	9,962
Emerson Electric Co. 5.23% due 4/4/2007 (3)	22,200	22,187
Estée Lauder Companies Inc. 5.22% due 4/27/2007 (3)	15,000	14,941
Federal Home Loan Bank 5.143% due 4/18/2007	21,850	21,794
Freddie Mac 5.135% due 4/2/2007	9,600	9,597
Hershey Co. 5.19% due 4/12/2007 (3)	10,000	9,983
IBM Corp. 5.22%-5.23% due 5/8-5/31/2007 (3)	45,600	45,287
Illinois Tool Works Inc. 5.19% due 5/4/2007	3,200	3,184
J.P. Morgan Chase & Co. 5.23% due 4/10/2007	15,500	15,477
Johnson & Johnson 5.18% due 4/11-6/8/2007 (3)	45,400	45,123
Kimberly-Clark Worldwide Inc. 5.21% due 4/27/2007 (3)	20,000	19,922
McCormick & Co., Inc. 5.22% due 4/17/2007 (3)	15,500	15,462
Park Avenue Receivables Co., LLC 5.25% due 4/11/2007 (3)	18,400	18,370
Private Export Funding Corp. 5.21% due 4/10/2007 (3)	4,500	4,494
Procter & Gamble International Funding S.C.A. 5.22% due 4/13/2007 (3)	19,000	18,966
Ranger Funding Co. LLC 5.26% due 4/5/2007 (3)	4,600	4,597
Three Pillars Funding, LLC 5.42%-5.26% due 4/2-4/9/2007 (3)	23,800	23,773
United Technologies Corp. 5.24% due 4/24/2007 (3)	6,800	6,776
USAA Capital Corp. 5.19% due 5/16/2007	6,000	5,962
Variable Funding Capital Corp. 5.235%-5.245% due 5/2-5/9/2007 (3)	49,600	$49,341
Wal-Mart Stores Inc. 5.18%-5.22% due 4/3-6/19/2007 (3)	43,800	43,489

Total short-term securities (cost: $633,398,000)		633,444

Total investment securities (cost: $3,938,460,000)		3,999,484

Other assets less liabilities		284

Net assets		$3,999,768

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2)	Coupon rate may change periodically.
(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,137,480,000 which represented 28.44% of the net assets of the fund.

(4)	Scheduled interest and/or principal payment was not received.
(5)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6)	Step bond; coupon rate will increase at a later date.
(7)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” was $2,277,000.
(8)	Index-linked bond whose principal amount moves with a government retail price index.
(9)	Security did not produce income during the last 12 months.
(10)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(dollars in thousands)
Federal income tax information
Gross unrealized appreciation on investment securities	$78,701
Gross unrealized depreciation on investment securities	(19,318)
Net unrealized appreciation on investment securities	59,383
Cost of investment securities for federal income tax purposes	3,940,101

Statement of Investments

March 31, 2007 (Unaudited)

NVIT International Index Fund

	Shares	Value
COMMON STOCKS (93.4%)
Australia (5.3%)
Airline— 0.0%(a)
Qantas Airways Ltd.	5,383	$22,785

Beverages— 0.1%(a)
Coca-Cola Amatil Ltd.	2,629	18,683
Foster’s Group Ltd.	8,094	44,766
Lion Nathan Ltd.	249	1,780

		65,229

Biotechnology— 0.1%(a)
CSL Ltd.	757	50,313

Capital Markets— 0.2%(a)
Australian Stock Exchange Ltd.	774	27,494
Macquarie Bank Ltd.	873	58,332
Perpetual Ltd.	53	3,325

		89,151

Chemicals— 0.0%(a)
Orica Ltd.	834	17,070

Commercial Banks— 1.3%(a)
Australia & New Zeland Banking Group Ltd.	6,969	167,191
Commonwealth Bank of Australia	4,595	186,521
National Australia Bank Ltd.	5,766	187,996
Westpac Banking Corp.	6,841	145,634

		687,342

Commercial Services & Supplies— 0.1%(a)
Brambles Ltd.*	3,965	43,609
Downer EDI Ltd.	499	2,746

		46,355

Construction & Engineering— 0.0%(a)
Leighton Holdings Ltd.	216	5,849

Construction Materials— 0.1%(a)
Boral Ltd.	1,323	8,806
James Hardie Industries NV	1,163	7,850
Rinker Group Ltd.	3,774	54,948

		71,604

Containers & Packaging— 0.0%(a)
AmCor Ltd.	2,433	14,830

Diversified Consumer Services— 0.0%(a)
ABC Learning Centres Ltd.	1,682	9,881

Diversified Financial Services— 0.1%(a)
Challenger Financial Services Group Ltd.	2,908	11,201
SunCorp.-Metway Ltd.	2,407	40,406

		51,607

Diversified Telecommunication Services— 0.1%
Telstra Corp. Ltd.(a)	11,915	44,941
Telstra Corp., Ltd.	2,947	7,652

		52,593

Energy Equipment & Services— 0.1%(a)
Babcock & Brown Ltd.	687	15,252
WorleyParsons Ltd.	397	8,845

		24,097

Food & Staples Retailing— 0.3%(a)
Coles Myer Ltd.	4,791	62,883
Woolworths Ltd.	4,050	88,916

		151,799

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Food Products— 0.0%(a)
Goodman Fielder Ltd.	1,597	3,151

Health Care Equipment & Supplies— 0.0%(a)
Ansell Ltd.	5	47
Cochlear Ltd.	107	5,589

		5,636

Health Care Providers & Services— 0.0%(a)
Sonic Health Care Products & Services Ltd.	480	5,716
Symbion Health Ltd.	3,405	9,961

		15,677

Hotels, Restaurants & Leisure— 0.1%(a)
Aristocrat Leisure Ltd.	987	13,066
Tabcorp. Holdings Ltd.	1,644	21,923
Tattersall’s Ltd.	5,381	22,386

		57,375

Industrial Conglomerates— 0.1%(a)
CSR Ltd.	4,558	12,548
Wesfarmers Ltd.	1,446	44,079

		56,627

Insurance— 0.4%(a)
AMP Ltd.	6,431	53,988
AXA Asia Pacific Holdings Ltd.	2,183	12,726
Insurance Australia Group Ltd.	7,563	35,814
QBE Insurance Group Ltd.	3,228	82,197

		184,725

IT Services— 0.0%(a)
Computershare Ltd.	1,097	9,613

Media— 0.1%(a)
John Fairfax Holdings Ltd.	4,798	19,300
Macquarie Communications Infrastructure Group	250	1,322
Publishing & Broadcasting Ltd.	839	13,460

		34,082

Metals & Mining— 0.9%(a)
Alumina Ltd.	4,460	26,350
BHP Billiton Ltd.	12,669	306,804
BlueScope Steel Ltd.	3,107	26,347
Iluka Resources Ltd.	790	3,762
Newcrest Metals & Mining & Mining Ltd.	1,024	19,693
OneSteel Ltd.	731	3,044
Rio Tinto Ltd.	1,163	74,000
Zinifex Ltd.	2,139	27,217

		487,217

Multi-Utilities— 0.1%(a)
AGL Energy Ltd.	1,272	16,573
Alinta Ltd.	2,156	26,160

		42,733

Multiline Retail— 0.0%(a)
Harvey Norman Holdings Ltd.	942	3,588

Oil, Gas & Consumable Fuels— 0.2%(a)
Caltex Australia Ltd.	657	12,637
Origin Energy Ltd.	2,375	17,293
Paladin Resources Ltd.*	2,348	18,322
Santos Ltd.	2,535	20,682

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Woodside Petroleum Ltd.	1,712	54,374

		123,308

Paper & Forest Products— 0.0%(a)
PaperlinX Ltd.	298	1,003

Real Estate Investment Trusts (REITs)— 0.6%(a)
Centro Properties Group	2,161	15,197
CFS Retail Property Trust	1,841	3,303
Commonwealth Property Office Fund	539	596
DB RREEF Trust	5,478	7,641
GPT Group	7,963	31,791
ING Industrial Fund	5,840	11,137
Investa Property Group	7,825	15,359
Macquarie Goodman Group	5,865	33,131
Macquarie Office Trust	2,431	2,978
Mirvac Group	4,480	18,966
Multiplex Group	2,807	10,143
Stockland	5,994	39,484
Westfield Group	5,920	98,349

		288,075

Real Estate Management & Development— 0.0%(a)
Lend Lease Corp. Ltd.	917	14,801

Road & Rail— 0.1%(a)
Toll Holdings Ltd.	2,081	34,461

Textiles, Apparel & Luxury Goods— 0.0%(a)
Billabong International Ltd.	219	2,955

Transportation Infrastructure— 0.2%(a)
Macquarie Airports	3,560	11,477
Macquarie Infrastructure Group	10,691	33,141
Sydney Roads Group	7,872	8,591
Transurban Group	3,683	23,099

		76,308

		2,801,840

Austria (0.6%)(a)
Building Products— 0.0%
Wienerberger AG	300	18,797

Commercial Banks— 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	678	52,803
Raiffeisen International Bank Holding AG	97	13,755

		66,558

Construction Materials— 0.0%
RHI AG*	186	9,201

Diversified Telecommunication Services— 0.1%
Telekom Austria AG	1,390	34,923

Electric Utility— 0.0%
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	176	7,905

Hotels, Restaurants & Leisure— 0.0%
BetandWin.Com Interactive Entertainment AG*	146	7,025

Insurance— 0.0%
Wiener Staedtische Versicherung AG	37	2,625

Machinery— 0.0%
Andritz AG	54	13,543

Metals & Mining— 0.1%
Boehler-Uddeholm AG	220	21,197
Voestalpine AG	352	$25,539

		46,736

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Oil, Gas & Consumable Fuels— 0.1%
OMV AG	624	39,454

Real Estate Management & Development— 0.2%
Immoeast Immobilien Anlagen*	892	13,372
IMMOFINANZ Immobilien Anlagen AG*	1,973	31,727
Meinl European Land Ltd.*	972	27,043

		72,142

		318,909

Belgium (1.2%)(a)
Beverages— 0.1%
InBev NV	701	50,859

Chemicals— 0.1%
Solvay SA	205	31,607
Umicore	131	23,380

		54,987

Commercial Banks— 0.3%
Dexia	2,275	67,974
KBC Groep NV	749	93,263

		161,237

Diversified Financial Services— 0.5%
Fortis	4,432	202,663
Groupe Bruxelles Lambert SA	290	33,994

		236,657

Diversified Telecommunication Services— 0.1%
Belgacom SA	751	33,509

Electrical Equipment— 0.0%
Bekaert SA	6	819

Electronic Equipment & Instruments— 0.0%
BarCo NV	28	2,584

Food & Staples Retailing— 0.1%
Colruyt SA	35	8,022
Delhaize Group	343	31,648

		39,670

Health Care Equipment & Supplies— 0.0%
Omega Pharma SA	21	1,634

Leisure Equipment & Products— 0.0%
AGFA-Gevaert NV	509	11,521

Pharmaceutical— 0.0%
UCB SA	365	21,272

Wireless Telecommunication Services— 0.0%
Mobistar SA	136	11,523

		626,272

Bermuda (0.0%)(a)
Oil, Gas & Consumable Fuels— 0.0%
Frontline Ltd.	250	8,730

Cayman Islands (0.1%)(a)
Communications Equipment— 0.1%
FoxConn International Holdings Ltd.*	5,730	17,418
Solomon Systech International Ltd.	30,000	4,704

		22,122

Wireless Telecommunication Services— 0.0%
Hutchison TeleCommunications International Ltd.*	4,000	8,077

		30,199

Denmark (0.8%)(a)
Beverages— 0.0%
Carlsberg	50	$5,433

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Chemicals— 0.0%
Novozymes	100	8,915

Commercial Banks— 0.2%
Danske Bank	2,000	92,730
Jyske Bank*	150	12,049
Sydbank	147	7,883

		112,662

Construction & Engineering— 0.0%
FLSmidth & Co.	100	6,758

Food Products— 0.1%
Danisco AS	250	19,616
East Asiatic Co. Ltd.	150	7,189

		26,805

Health Care Equipment & Supplies— 0.1%
Coloplast	150	12,704
GN Store Nord*	1,200	16,933
William Demant Holding*	50	4,418

		34,055

Household Durables— 0.0%
Bang & Olufsen	60	7,414

Insurance— 0.0%
Topdanmark*	50	9,638
TrygVesta AS	153	12,637

		22,275

Machinery— 0.0%
NKT Holding AS	50	3,992

Marine— 0.1%
AP Moller - Maersk AS*	4	41,540

Oil, Gas & Consumable Fuels— 0.1%
Vestas Wind Systems*	800	44,603

Pharmaceutical— 0.2%
Novo-Nordisk	950	86,632

Road & Rail— 0.0%
DSV	100	17,434

		418,518

Finland (1.4%)(a)
Auto Components— 0.0%
Nokian Renkaat OYJ	550	15,107

Building Products— 0.0%
Uponor OYJ	100	3,539

Communications Equipment— 0.6%
Nokia Oyj*	14,750	339,833

Construction & Engineering— 0.0%
YIT OYJ	558	19,305

Diversified Financial Services— 0.0%
OKO Bank PLC	28	477

Diversified Telecommunication Services— 0.0%
Elisa Oyj, Class A	700	20,281

Electric Utility— 0.1%
Fortum Oyj	1,800	52,416

Food & Staples Retailing— 0.0%
Kesko OYJ	100	5,354

Insurance— 0.1%
Sampo OYJ	1,900	57,891

IT Services— 0.0%
Tietoenator OYJ	420	12,220

Leisure Equipment & Products— 0.0%
Amer Sports OYJ	250	$5,474

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Machinery— 0.2%
Cargotec Corp.	80	4,837
KCI Konecranes OYJ	380	12,783
Kone OYJ	340	19,411
Metso OYJ	600	31,720
Wartsila OYJ	200	12,417

		81,168

Media— 0.0%
Sanoma-WSOY OYJ	30	892

Metals & Mining— 0.1%
Outokumpu OYJ	600	20,650
Rautaruukki OYJ	200	9,318

		29,968

Oil, Gas & Consumable Fuels— 0.1%
Neste Oil OYJ	650	22,374

Paper & Forest Products— 0.2%
Stora Enso OYJ	2,600	45,153
UPM-Kymmene Oyj	2,000	51,082

		96,235

Pharmaceutical— 0.0%
Orion OYJ*	127	3,062

		765,596

France (8.9%)
Aerospace & Defense— 0.1%(a)
Safran SA	425	10,429
Thales SA	368	21,455
Zodiac SA	196	14,117

		46,001

Airline— 0.1%(a)
Air France-KLM	620	28,355

Auto Components— 0.2%(a)
Compagnie Generale des Etablissements Michelin	615	67,989
Valeo SA	404	23,762

		91,751

Automobiles— 0.2%(a)
Peugeot SA	671	47,306
Renault SA	635	74,413

		121,719

Beverages— 0.2%(a)
Pernod-Ricard SA	407	82,748

Building Products— 0.2%(a)
Compagnie de Saint-Gobain	1,214	119,180

Chemicals— 0.2%(a)
Air Liquide	445	108,288

Commercial Banks— 1.2%(a)
BNP Paribas	2,997	313,437
Credit Agricole SA	2,402	93,877
Societe Generale	1,366	236,168

		643,482

Commercial Services & Supplies— 0.0%(a)
Societe BIC SA	35	2,447

Communications Equipment— 0.2%(a)
Alcatel-Lucent	8,155	96,333

Construction & Engineering— 0.3%(a)
Vinci SA	865	$134,868

Construction Materials— 0.2%(a)
Imerys SA	57	5,308

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Lafarge SA	586	92,062

		97,370

Diversified Telecommunication Services— 0.3%(a)
France Telecom SA	6,028	159,718

Electrical Equipment— 0.3%(a)
Alstom RGPT*	389	50,565
Schneider Electric SA	973	124,007

		174,572

Energy Equipment & Services— 0.1%(a)
Technip SA	426	30,989

Food & Staples Retailing— 0.4%(a)
Carrefour SA	2,266	166,074
Casino Guichard Perrachon SA	191	19,360

		185,434

Food Products— 0.3%(a)
Groupe Danone	865	141,510

Gas Utility— 0.1%(a)
Gaz de France	618	28,858

Health Care Equipment & Supplies— 0.1%(a)
Cie Generale d’Optique Essilor Int’l SA	433	49,803

Hotels, Restaurants & Leisure— 0.2%(a)
Accor SA	844	80,749
Sodexho Alliance SA	279	20,473

		101,222

Household Durables— 0.0%(a)
Thomson	1,052	20,265

Insurance— 0.5%
Axa(a)	6,053	257,392
CNP Assurances(a)	118	13,807
Scor SA	343	9,264

		280,463

IT Services— 0.1%(a)
Atos Origin SA*	314	21,136
Capgemini SA	585	44,522

		65,658

Machinery— 0.1%(a)
Vallourec SA	173	44,452

Media— 0.5%(a)
Lafarge SA	586	92,062
Lagardere SCA	537	41,632
M6-Metropole Television*	120	4,413
PagesJaunes Groupe SA	320	6,974
Publicis Groupe	674	32,530
Societe Television Francaise 1	504	16,894
Vivendi Universal SA	4,217	171,850

		274,293

Multi-Utilities— 0.5%(a)
Suez SA	3,571	189,168
Veolia Environnement	1,078	80,229

		269,397

Multiline Retail— 0.1%(a)
PPR SA	238	38,205

Office Electronics— 0.0%(a)
Neopost SA	78	$11,174

Oil, Gas & Consumable Fuels— 1.0%(a)
Total SA	7,870	549,744

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Personal Products— 0.2%(a)
L’Oreal SA	992	108,339

Pharmaceutical— 0.6%(a)
Sanofi-Aventis	3,647	317,306

Real Estate Investment Trusts (REITs)— 0.1%(a)
Gecina SA	12	2,236
Klepierre	74	14,324
Unibail	199	60,495

		77,055

Software— 0.0%(a)
Business Objects SA*	455	16,506
Dassault Systemes SA	138	7,412

		23,918

Textiles, Apparel & Luxury Goods— 0.2%(a)
Hermes Int’l	195	26,963
LVMH Moet Hennessy Louis Vuitton SA	835	92,734

		119,697

Transportation Infrastructure— 0.0%(a)
Societe Des Autoroutes Paris-Rhin-Rhone	133	12,128

Wireless Telecommunication Services— 0.1%(a)
Bouygues SA	871	67,464

		4,724,206

Germany (7.1%)(a)
Air Freight & Logistics— 0.2%
Deutsche Post AG	3,163	95,392

Airline— 0.1%
Deutsche Lufthansa AG	1,060	28,812

Auto Components— 0.1%
Continental AG	535	69,125

Automobiles— 0.9%
Daimler Chrysler AG	3,243	266,723
Porsche AG	35	53,541
Volkswagen AG	702	105,436
Volkswagen AG	329	33,641

		459,341

Capital Markets— 0.2%
Deutsche Boerse AG	420	96,500
MLP AG	88	2,220

		98,720

Chemicals— 0.8%
BASF AG	1,876	210,627
Bayer AG	2,540	162,440
Linde AG	432	46,499

		419,566

Commercial Banks— 0.7%
Commerzbank AG	2,464	108,934
Deutsche Bank AG	1,873	251,978
Deutsche Postbank AG	245	21,274

		382,186

Germany(a) (continued)
Construction & Engineering— 0.1%
Bilfinger Berger AG	70	$6,421
Hochtief AG	195	19,817

		26,238

Diversified Telecommunication Services— 0.3%
Deutsche Telekom AG	10,317	170,688

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Electric Utility— 0.6%
E. On AG	2,309	312,569

Electronic Equipment & Instruments— 0.0%
Wincor Nixdorf AG	70	6,575

Food & Staples Retailing— 0.1%
Metro AG	665	47,149

Food Products— 0.0%
Suedzucker AG	51	975

Health Care Providers & Services— 0.1%
Celesio AG	214	13,439
Fresenius Medical Care AG & Co.	238	34,605

		48,044

Hotels, Restaurants & Leisure— 0.1%
TUI AG	978	24,149

Household Products— 0.1%
Henkel KGaA	204	30,247

Industrial Conglomerates— 0.6%
Rheinmetall AG	155	14,415
Siemens AG	3,035	324,972

		339,387

Insurance— 0.9%
Allianz AG	1,545	316,653
Hypo Real Estate Holding AG	603	38,515
Muenchener Rueckversicherungs AG	785	132,543

		487,711

Machinery— 0.1%
Heidelberger Druckmaschinen	243	11,142
MAN AG	528	61,502

		72,644

Media— 0.0%
Premiere AG*	428	9,349
ProsiebenSAT.1 Media AG	196	6,981

		16,330

Metals & Mining— 0.2%
Salzgitter AG	120	17,539
Thyssenkrupp AG	1,505	74,699

		92,238

Multi-Utilities— 0.3%
RWE AG	1,620	171,262
RWE AG	83	8,213

		179,475

Multiline Retail— 0.0%
KarstadtQuelle AG*	320	11,741

Oil, Gas & Consumable Fuels— 0.0%
Solarworld AG	172	13,285

Personal Products— 0.0%
Beiersdorf AG	98	6,726

Pharmaceuticals— 0.1%
Altana AG	349	22,712

Germany(a) (continued)
Merck KGAA	269	$34,734

		57,446

Real Estate Management & Development— 0.0%
IVG Immobilien AG	301	14,451

Semiconductors & Semiconductor Equipment— 0.1%
Infineon Technologies AG*	2,889	45,023

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Software— 0.3%
SAP AG	3,249	144,971

Specialty Retail— 0.0%
Douglas Holding AG	15	880

Textiles, Apparel & Luxury Goods— 0.1%
Adidas AG	896	48,804
Puma AG Rudolf Dassler Sport	56	20,481

		69,285

		3,771,369

Greece (0.6%)(a)
Beverages— 0.0%
Coca Cola Hellenic Bottling Co. SA	258	10,888

Commercial Banks— 0.4%
Alpha Bank AE	1,588	50,113
EFG Eurobank Ergasias SA	729	29,628
National Bank of Greece SA	1,578	83,469
Piraeus Bank SA	913	31,648

		194,858

Construction & Engineering— 0.0%
Hellenic Technodomiki Tev SA	560	8,185

Construction Materials— 0.0%
Titan Cement Co.	113	6,084

Diversified Financial Services— 0.0%
Hellenic Exchanges Holding SA	326	7,436

Diversified Telecommunication Services— 0.1%
Hellenic Telecommunications Organization SA*	1,077	29,374

Electric Utility— 0.0%
Public Power Corp.	533	13,060

Hotels, Restaurants & Leisure— 0.1%
OPAP SA	902	34,281

Metals & Mining— 0.0%
Viohal Co.	41	630

Oil, Gas & Consumable Fuels— 0.0%
Hellenic Petroleum SA	122	1,732
Motor Oil Hellas Corinth Refineries SA	2	56

		1,788

Wireless Telecommunication Services— 0.0%
Cosmote Mobile Telecommunications SA	489	14,636

		321,220

Hong Kong (1.5%)(a)
Airline— 0.0%
Cathay Pacific Airways Ltd.	2,000	5,096

Commercial Banks— 0.2%
Bank of East Asia Ltd.	6,200	36,057
BOC Hong Kong Holdings Ltd.	16,500	39,929
Hang Seng Bank Ltd.	2,800	39,781
Hkd Wing Hang Bank Ltd.	500	$6,158

		121,925

Distributor— 0.1%
Li & Fung Ltd.	8,800	27,523

Diversified Financial Services— 0.1%
Hong Kong Exchanges & Clearing Ltd.	4,000	38,842

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Diversified Telecommunication Services— 0.0%
PCCW Ltd.	23,000	13,798
Electric Utilities— 0.1%
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,478
CLP Holdings Ltd.	6,000	43,831
HongKong Electric Holdings	4,500	23,075

		70,384

Electrical Equipment— 0.0%
Johnson Electric Holdings Ltd.	500	332

Electronic Equipment & Instruments— 0.0%
Kingboard Chemical Holdings Ltd.	1,500	6,299

Gas Utility— 0.1%
Hong Kong & China Gas	15,000	33,485

Hotels, Restaurants & Leisure— 0.0%
ShanGri-La Asia Ltd.	4,000	9,905

Household Durables— 0.0%
Techtronic Industries Co.	3,500	4,211

Industrial Conglomerates— 0.2%
Hutchison Whampoa Ltd.	9,000	86,443
MelCo International Development	3,000	5,381

		91,824

Real Estate Investment Trust (REIT)— 0.0%
Link REIT (The)	9,500	22,794

Real Estate Management & Development— 0.6%
Cheung Kong Holdings Ltd.	6,000	75,861
Hang Lung Properties Ltd.	8,000	22,212
Henderson Land Development Co.	3,000	17,495
Hysan Development Co. Ltd.	1,000	2,708
Kerry Properties Ltd.	1,000	5,129
New World Development Co., Ltd.	10,000	22,587
Shun Tak Holdings Ltd.	2,000	2,651
Sino Land Co.	8,000	17,177
Sun Hung Kai Properties Ltd.	6,000	69,346
Swire Pacific Ltd.	4,000	44,870
Wharf Holdings Ltd.	3,000	11,088

		291,124

Road & Rail— 0.0%
MTR Corp.	6,500	16,223

Specialty Retail— 0.1%
Esprit Holdings Ltd.	4,500	52,736
Giordano International Ltd.	14,000	6,812

		59,548

Textiles, Apparel & Luxury Goods— 0.0%
Yue Yuen Industrial Holdings	1,500	5,078

Transportation Infrastructure— 0.0%
Hopewell Holdings	1,000	3,895

		822,286

Ireland (0.8%)
Beverages— 0.1%(a)
C&C Group PLC	1,523	$23,246

Building Products— 0.0%(a)
Kingspan Group PLC	419	11,105

Commercial Banks— 0.4%
Allied Irish Banking PLC(a)	3,398	100,721
Bank of Ireland	3,561	76,381
Depfa Bank PLC(a)	1,368	24,482

		201,584

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Construction Materials— 0.2%(a)
C.R.H. PLC	2,221	95,194

Food Products— 0.0%(a)
GreenCore Group PLC	1,424	8,729
Iaws Group PLC	166	3,854
Kerry Group PLC	260	7,228

		19,811

Industrial Conglomerate— 0.0%(a)
DCC PLC	115	4,045

Insurance— 0.1%(a)
Irish Life & Permanent PLC	1,103	30,258

Media— 0.0%(a)
Independent News & Media PLC	3,172	14,413

Pharmaceutical— 0.0%(a)
Elan Corp. PLC*	1,349	17,532

Trading Companies & Distributors— 0.0%(a)
Grafton Group PLC*	1,055	15,854

		433,042

Italy (3.6%)(a)
Aerospace & Defense— 0.1%
Finmeccanica SpA	1,199	36,037

Automobiles— 0.1%
Fiat SPA*	2,347	59,485

Capital Markets— 0.1%
Mediobanca SpA	2,062	45,952

Commercial Banks— 1.3%
Banca Intesa SpA*	26,927	204,634
Banca Intesa SpA*	2,745	20,539
Banca Monte dei Paschi di Siena SpA	3,283	20,586
Banca Popolare di Milano Scarl	1,906	29,573
Banche Popolari Unite Scpa	2,635	78,146
Banco Popolare di Verona e Novara Scrl	1,637	50,980
Capitalia SpA	6,037	54,583
UniCredito Italiano SPA	27,863	265,289

		724,330

Construction Materials— 0.0%
Italcementi SpA	69	2,072

Diversified Telecommunication Services— 0.3%
Telecom Italia SpA	41,011	117,161
Telecom Italia SpA RISP	20,792	51,432

		168,593

Electric Utilities— 0.4%
Enel SpA	16,392	175,530
Terna SpA	6,404	23,841

		199,371

Italy(a) (continued)
Gas Utility— 0.1%
Snam Rete Gas SpA	4,326	$27,546

Hotels, Restaurants & Leisure— 0.0%
Autogrill SpA	224	4,298
Lottomatica SpA*	264	10,539

		14,837

Industrial Conglomerate— 0.0%
Pirelli & C SpA	15,165	16,770

Insurance— 0.4%
Alleanza Assicurazioni SpA	2,079	26,593
Assicurazioni Generali SpA	3,611	153,782

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Fondiaria-Sai SpA	166	7,636
Mediolanum SpA	423	3,431
Unipol SpA*	1,696	6,201

		197,643

Internet Software & Services— 0.0%
Tiscali SpA*	1,731	6,571

Media— 0.1%
Gruppo Editoriale L’Espresso SpA	10	53
Mediaset SPA	3,349	36,574
Seat Pagine Gialle SpA	20,997	12,958

		49,585

Oil, Gas & Consumable Fuels— 0.6%
Eni SPA	9,535	310,253

Textiles, Apparel & Luxury Goods— 0.0%
Bulgari SpA	846	12,236
Luxottica Group SpA	335	10,699

		22,935

Transportation Infrastructure— 0.1%
Autostrade SpA	924	29,721

		1,911,701

Japan (21.0%)
Air Freight & Logistics— 0.1%(a)
Yamato Holdings Co. Ltd.	2,000	32,189

Airlines— 0.0%(a)
All Nippon Airways Co. Ltd.	3,000	11,772
Japan Airlines Corp.*	5,000	10,390

		22,162

Auto Components— 0.4%(a)
Aisin Seiki Co. Ltd.	700	24,457
Bridgestone Corp.	2,000	39,752
Denso Corp.	2,000	74,048
NGK Spark Plug Co. Ltd.	1,000	18,663
NOK Corp.	400	6,767
Stanley Electric Co. Ltd.	300	6,084
Sumitomo Rubber Industries, Inc.	1,100	12,009
Toyoda Gosei Co. Ltd.	100	2,359
Toyota Industries Corp.	600	28,309

		212,448

Automobiles— 1.9%(a)
Honda Motor Co. Ltd.	6,100	212,595
Nissan Motor Co. Ltd.	8,100	86,550
Toyota Motor Corp.	10,800	691,759
Yamaha Motor Co. Ltd.	1,000	27,935

		1,018,839

Beverages— 0.1%(a)
Asahi Breweries Ltd.	1,500	24,029

Ito En Ltd.	300	$9,770
Kirin Brewery Co. Ltd.	3,000	43,311

		77,110

Building Products— 0.2%(a)
Asahi Glass Co. Ltd.	3,000	42,102
Daikin Industries Ltd.	800	27,757
JS Group Corp.	800	17,305
Nippon Sheet Glass Co. Ltd.	3,000	15,697
Sanwa Shutter Corp.	1,000	6,215
TOTO Ltd.	1,000	10,005

		119,081

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Capital Markets— 0.6%(a)
Daiwa Securities Group, Inc.	5,000	60,098
Jafco Co. Ltd.	100	5,504
Matsui Securities Co. Ltd.	500	4,367
Mitsubishi UFJ Securities Co.	1,000	11,363
Nikko Cordial Corp.	3,000	42,616
Nomura Holdings, Inc.	6,400	132,710
SBI E*trade Securities Co. Ltd.	10	12,663
SBI Holdings, Inc.	49	18,531
Shinko Securities Co. Ltd.	1,000	5,041

		292,893

Chemicals— 0.9%(a)
Asahi Kasei Corp.	4,000	29,007
Dainippon Ink & Chemical, Inc.	3,000	11,886
Denki Kagaku Kogyo KK	1,000	4,677
Hitachi Chemical Co. Ltd.	200	4,691
JSR Corp.	700	16,094
Kaneka Corp.	1,000	9,515
Kuraray Co. Ltd.	1,500	16,146
Mitsubishi Chemical Holdings Corp.	4,000	33,999
Mitsubishi Gas Chemical Co., Inc.	1,000	9,555
Mitsubishi Rayon Co. Ltd.	2,000	13,268
Mitsui Chemicals, Inc.	3,000	26,145
Nippon Shokubai Co. Ltd.	1,000	10,768
Nissan Chemical Industries Ltd.	1,000	12,853
Nitto Denko Corp.	800	37,503
Shin-Etsu Chemical Co. Ltd.	1,400	85,195
Showa Denko KK	4,000	14,973
Sumitomo Chemical Co. Ltd.	6,000	45,222
Teijin Ltd.	5,000	28,107
Tokuyama Corp.	1,000	17,421
Toray Industries, Inc.	5,000	35,994
Tosoh Corp.	2,000	10,303
UBE Industries Ltd.	4,000	12,662
Zeon Corp.	1,000	10,274

		496,258

Commercial Banks— 2.1%(a)
77 Bank Ltd.(The)	1,000	6,511
Bank of Fukuoka Ltd.(The)	2,000	16,143
Bank of Yokohama Ltd.(The)	5,000	37,175
Chiba Bank Ltd.(The)	3,000	26,371
Gunma Bank Ltd.(The)	1,000	7,064
Hokuhoku Financial Group, Inc.	4,000	13,732
Joyo Bank Ltd.(The)	2,000	12,448
Mitsubishi UFJ Financial Group, Inc.	32	360,596
Mitsui Trust Holdings, Inc.	2,000	19,657
Mizuho Financial Group, Inc.	35	224,867
Nishi-Nippon City Bank Ltd.(The)	2,000	8,842
Resona Holdings, Inc.	16	42,873

Sapporo Hokuyo Holdings, Inc.	1	$10,007
Shinsei Bank Ltd.	7,000	33,478
Shizuoka Bank Ltd.(The)	2,000	21,233
Sumitomo Mitsui Financial Group, Inc.	22	199,211
Sumitomo Trust & Banking Co. Ltd. (The)	4,000	41,506
Suruga Bank Ltd.	1,000	12,980

		1,094,694

Commercial Services & Supplies— 0.2%(a)
Arrk Corp.	200	2,410
Dai Nippon Printing Co. Ltd.	2,000	31,395
Goodwill Group, Inc.(The)	10	7,842
Meitec Corp.	200	6,444
Park24 Co. Ltd.	600	8,050

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Secom Co. Ltd.	1,000	46,214
Toppan Printing Co., Ltd.	2,000	20,836

		123,191

Computers & Peripherals— 0.3%(a)
Fujitsu Ltd.	6,000	39,816
Mitsumi Electric Co. Ltd.	600	19,810
NEC Corp.	9,000	48,112
Toshiba Corp.	11,000	73,258

		180,996

Construction & Engineering— 0.2%(a)
Chiyoda Corp.	1,000	21,846
JGC Corp.	1,000	16,362
Kajima Corp.	4,000	20,342
Nishimatsu Construction Co. Ltd.	2,000	6,459
Obayashi Corp.	3,000	19,284
Shimizu Corp.	2,000	12,227
Taisei Corp.	6,000	22,168

		118,688

Construction Materials— 0.1%(a)
Sumitomo Osaka Cement Co. Ltd.	2,000	5,990
Taiheiyo Cement Corp.	6,000	26,422

		32,412

Consumer Finance— 0.3%(a)
Acom Co. Ltd.	180	7,635
Aeon Credit Service Co. Ltd.	400	6,707
Aiful Corp.	300	9,259
Credit Saison Co. Ltd.	800	26,233
ORIX Corp.	330	85,638
Promise Co. Ltd.	300	11,261
Shohkoh Fund & Co. Ltd.	10	1,776
Takefuji Corp.	520	20,829

		169,338

Containers & Packaging— 0.0%(a)
Toyo Seikan Kaisha Ltd.	400	8,037

Diversified Consumer Services— 0.0%(a)
Benesse Corp.	200	7,423

Diversified Telecommunication Services— 0.2%(a)
Nippon TeleGraph & Telephone Corp.	18	95,099

Electric Utilities— 0.8%(a)
Chubu Electric Power Co., Inc.	2,400	82,488
Hokkaido Electric Power Co, Inc.	500	13,268
Kansai Electric Power Co., Inc.	2,700	77,696
Kyushu Electric Power Co., Inc.	1,200	34,114

Tohoku Electric Power Co., Inc.	1,400	$35,494
Tokyo Electric Power Co., Inc.	4,800	163,881

		406,941

Electrical Equipment— 0.3%(a)
Fuji Electric Holdings Co. Ltd.	2,000	9,249
Fujikura Ltd.	1,000	7,023
Furukawa Electric Co. Ltd.	3,000	18,238
Matsushita Electric Works Ltd.	1,000	11,428
Mitsubishi Electric Corp.	7,000	71,935
Sumitomo Electric Industries Ltd.	2,400	36,360
Ushio, Inc.	200	3,850

		158,083

Electronic Equipment & Instruments— 1.0%(a)
Alps Electric Co. Ltd.	700	8,176
Citizen Watch Co. Ltd.	1,500	14,052

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Dainippon Screen Manufacturing Co. Ltd.	1,000	7,540
Hirose Electric Co. Ltd.	100	11,974
Hitachi Ltd.	12,000	93,289
Hoya Corp.	1,700	56,173
Ibiden Co. Ltd.	500	25,826
Keyence Corp.	100	22,503
Kyocera Corp.	600	56,379
Mabuchi Motor Co. Ltd.	100	6,185
Murata Manufacturing Co. Ltd.	700	50,847
Nidec Corp.	300	19,257
Nippon Electric Glass Co. Ltd.	1,500	26,190
Oki Electric Industry Co. Ltd.	3,000	5,767
Omron Corp.	700	18,787
Taiyo Yuden Co., Ltd.	1,000	20,743
TDK Corp.	400	34,638
Yaskawa Electric Corp.	1,000	11,795
Yokogawa Electric Corp.	800	12,218

		502,339

Food & Staples Retailing— 0.3%(a)
Aeon Co. Ltd.	2,200	43,636
FamilyMart Co. Ltd.	300	8,330
Lawson, Inc.	300	11,521
Seven & I Holdings Co. Ltd.	2,900	87,931
UNY Co. Ltd.	1,000	13,695

		165,113

Food Products— 0.2%(a)
Ajinomoto Co., Inc.	2,000	22,969
Katokichi Co. Ltd.	900	5,657
Kikkoman Corp.	1,000	12,782
Meiji Dairies Corp.	1,000	7,837
Meiji Seika Kaisha Ltd.	1,000	4,628
Nichirei Corp.	2,000	11,664
Nippon Meat Packers, Inc.	1,000	12,203
Nisshin Seifun Group, Inc.	1,000	10,159
Nissin Food Products Co. Ltd.	200	7,325
Toyo Suisan Kaisha Ltd.	1,000	19,630
Yakult Honsha Co. Ltd.	300	7,659

		122,513

Gas Utilities— 0.2%(a)
Osaka Gas Co. Ltd.	8,000	31,002
Tokyo Gas Co. Ltd.	10,000	55,590

		86,592

Health Care Equipment & Supplies— 0.1%(a)
Olympus Corp.	1,000	$34,115
Terumo Corp.	900	34,949

		69,064

Health Care Providers & Services— 0.0%(a)
Mediceo Paltac Holdings Co. Ltd.	500	9,512
Suzuken Co. Ltd.	200	7,084

		16,596

Hotels, Restaurants & Leisure— 0.0%(a)
Oriental Land Co. Ltd.	100	5,944
Round One Corp.	1	2,014

		7,958

Household Durables— 1.1%
Casio Computer Co. Ltd.(a)	800	17,441
Daito Trust Construction Co. Ltd.(a)	200	9,372
Daiwa House Industry Co. Ltd.(a)	2,000	32,682
Haseko Corp.*(a)	2,000	7,285

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Makita Corp.(a)	300	11,114
Matsushita Electric Industrial Co. Ltd.	7,000	141,105
Pioneer Corp.(a)	1,100	14,340
Sanyo Electric Co. Ltd.*(a)	10,000	17,024
Sekisui Chemical Co. Ltd.(a)	1,000	7,940
Sekisui House Ltd.(a)	2,000	31,058
Sharp Corp.(a)	4,000	76,932
Sony Corp.(a)	4,000	202,192

		568,485

Household Products— 0.1%(a)
Kao Corp.	2,000	58,483
Uni-Charm Corp.	200	12,628

		71,111

Independent Power Producers & Energy Traders— 0.1%(a)
Electric Power Development Co.	800	40,195

Industrial Conglomerate— 0.0%(a)
Hankyu Hanshin Holdings, Inc.	4,000	24,173

Insurance— 0.5%(a)
Millea Holdings, Inc.	2,600	95,827
Mitsui Sumitomo Insurance Co. Ltd.	5,000	62,530
Sompo Japan Insurance, Inc.	3,000	37,263
T&D Holdings, Inc.	800	54,953

		250,573

Internet & Catalog Retail— 0.0%(a)
Rakuten, Inc.	33	15,641

Internet Software & Services— 0.1%(a)
Access Company Limited*	2	8,944
eAccess Ltd.	8	5,314
Index Holdings	5	2,593
Yahoo! Japan Corp.	48	16,502

		33,353

IT Services— 0.1%(a)
CSK Corp.	200	8,362
Itochu Techno-Science Corp.	100	4,778
NET One Systems Co. Ltd.	3	3,551
Nomura Research Institute Ltd.	500	14,697
NTT Data Corp.	4	20,257
Obic Co. Ltd.	10	1,972

TIS, Inc.	200	$4,738

		58,355

Leisure Equipment & Products— 0.3%
Fuji Photo Film Co. Ltd.	2,000	81,820
Namco Bandai Holdings, Inc.(a)	800	12,442
Nikon Corp.(a)	1,000	20,992
Sankyo Co. Ltd.(a)	200	8,769
Sega Sammy Holdings, Inc.(a)	600	13,987
Shimano, Inc.(a)	100	3,083
Yamaha Corp.(a)	500	11,122

		152,215

Machinery— 1.0%(a)
Amada Co. Ltd.	1,000	11,396
Amano Corp.	500	6,090
Daifuku Co. Ltd.	500	7,230
Ebara Corp.	2,000	9,433
Fanuc Ltd.	700	64,870
Hino Motors Ltd.	1,000	5,316

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Hitachi Construction Machinery Co. Ltd.	600	16,165
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,000	24,850
Japan Steel Works Ltd.(The)	2,000	23,961
JTEKT Corp.	500	8,735
Kawasaki Heavy Industries Ltd.	7,000	29,533
Komatsu Ltd.	3,000	62,840
Kubota Corp.	4,000	34,900
Kurita Water Industries Ltd.	200	4,818
Minebea Co. Ltd.	2,000	12,335
Mitsubishi Heavy Industries Ltd.	11,000	70,945
Mitsui Engineering & Shipbuilding Co. Ltd.	3,000	12,667
NGK Insulators Ltd.	1,000	20,518
NSK Ltd.	2,000	19,018
NTN Corp.	2,000	17,267
OSG Corp.	100	1,511
SMC Corp.	200	26,748
Sumitomo Heavy Industries Ltd.	2,000	19,856
THK Co. Ltd.	300	7,035

		518,037

Marine— 0.2%(a)
Kawasaki Kisen Kaisha Ltd.	2,000	18,961
Mitsui OSK Lines Ltd.	5,000	55,371
Nippon Yusen KK	5,000	40,015

		114,347

Media— 0.1%(a)
Dentsu, Inc.	5	13,943
Fuji Television Network, Inc.	1	2,312
Toho Co. Ltd.	400	7,781
Tokyo Broadcasting System, Inc.	100	3,692

		27,728

Metals & Mining— 1.0%(a)
Daido Steel Co. Ltd.	1,000	6,466
Dowa Metals & Mining & Mining Co. Ltd.	1,000	10,121
JFE Holdings, Inc.	2,200	129,926
Kobe Steel Ltd.	13,000	52,247
Mitsubishi Materials Corp.	4,000	18,924
Mitsui Metals & Mining & Mining & Smelting Co. Ltd.	2,000	10,941

Nippon Light Metal Co. Ltd.	1,000	$2,827
Nippon Steel Corp.	25,000	175,584
Nisshin Steel Co. Ltd.	2,000	8,598
Sumitomo Metal Industries Ltd.	15,000	77,412
Sumitomo Metal Metals & Mining & Mining Co. Ltd.	2,000	38,462
Sumitomo Titanium Corp.	100	11,055
Toho Titanium Co. Ltd.	141	6,869
Tokyo Steel Manufacturing Co. Ltd.	300	4,414

		553,846

Multiline Retail— 0.1%(a)
Daimaru, Inc.	1,000	12,940
Isetan Co. Ltd.	700	12,176
Marui Co. Ltd.	1,800	21,984
Mitsukoshi Ltd.	2,000	9,163
Ryohin Keikaku Co. Ltd.	100	6,297
Takashimaya Co. Ltd.	1,000	12,279

		74,839

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Office Electronics— 0.6%(a)
Canon, Inc.	3,900	209,443
Konica Minolta Holdings, Inc.	2,000	26,208
Ricoh Co. Ltd.	2,000	44,889
Seiko Epson Corp.	500	14,684

		295,224

Oil, Gas & Consumable Fuels— 0.2%(a)
Inpex Holdings, Inc.	3	25,894
Nippon Metals & Mining & Mining Holdings, Inc.	3,000	25,717
Nippon Oil Corp.	6,000	48,453
Showa Shell Sekiyu KK	800	9,773
TonenGeneral Sekiyu KK	1,000	11,145

		120,982

Paper & Forest Products— 0.1%(a)
Nippon Paper Group, Inc.	4	14,197
OJI Paper Co. Ltd.	3,000	15,882

		30,079

Personal Products— 0.1%(a)
Aderans Co., Ltd.	200	4,850
Shiseido Co. Ltd.	1,000	20,285

		25,135

Pharmaceuticals— 1.0%(a)
Astellas Pharma, Inc.	2,200	94,577
Chugai Pharmaceutical Ltd.	1,300	32,820
Daiichi Sankyo Co. Ltd.	2,700	82,647
Eisai Co. Ltd.	1,100	52,725
Kaken Pharmaceutical	1,000	8,137
Kyowa Hakko Kogyo Co. Ltd.	2,000	18,460
Santen Pharmaceutical Co., Ltd.	100	2,569
Shionogi & Co. Ltd.	1,000	17,980
Takeda Pharmaceutical Co. Ltd.	3,400	222,667

		532,582

Real Estate Investment Trusts (REITs)— 0.2%(a)
Japan Real Estate Investment Corp.	2	26,508
Japan Retail Fund Investment Corp.	2	19,706
Nippon Building Fund, Inc.	2	33,114

		79,328

Real Estate Management & Development— 0.6%(a)
K.K. DaVinci Advisors*	8	8,505

Japan (continued)
Leopalace21 Corp.	400	$13,210
Mitsubishi Estate Co. Ltd.	4,000	130,838
Mitsui Fudosan Co. Ltd.	3,000	87,715
Ntt Urban Development Corp	2	4,666
Sumitomo Realty & Development Co. Ltd.	1,000	37,777
Tokyo Tatemono Co. Ltd.	1,000	15,025
Tokyu Land Corp.	2,000	22,728

		320,464

Road & Rail— 0.6%(a)
Central Japan Railway Co.	6	68,137
East Japan Railway Co.	14	108,909
Keihin Electric Express Railway Co. Ltd.	1,000	7,661
Keio Corp.	1,000	6,936
Kintetsu Corp.	5,000	15,724
Nippon Express Co. Ltd.	2,000	12,517
Odakyu Electric Railway Co. Ltd.	1,000	7,301
Tobu Railway Co. Ltd.	4,000	19,187
Tokyu Corp.	4,000	31,082

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

West Japan Railway Co.	7	32,271

		309,725

Semiconductors & Semiconductor Equipment— 0.3%(a)
Advantest Corp.	800	35,449
Elpida Memory, Inc.*	500	19,331
NEC Electrical Components & Equipment Corp.*	100	2,412
Rohm Co. Ltd.	300	27,149
Sanken Electric Co. Ltd.	1,000	10,474
Shinko Electric Industries	200	4,502
Sumco Corp.	400	16,563
Tokyo Electron Ltd.	600	41,799
Tokyo Seimitsu Co. Ltd.	100	3,379

		161,058

Software— 0.3%(a)
FUJI SOFT, Inc.	200	5,944
Konami Corp.	400	10,672
Nintendo Co., Ltd.	400	116,084
Oracle Corp.	100	4,797
Trend Micro, Inc.	500	13,621

		151,118

Specialty Retail— 0.2%(a)
Aoyama Trading Co. Ltd.	100	3,167
EDION Corp.	100	1,390
Fast Retailing Co. Ltd.	200	15,475
Hikari Tsushin, Inc.	100	4,540
Nitori Co. Ltd.	150	7,453
Shimachu Co. Ltd.	300	8,868
Shimamura Co. Ltd.	100	10,964
USS Co. Ltd.	130	8,476
Yamada Denki Co. Ltd.	300	27,833

		88,166

Textiles, Apparel & Luxury Goods— 0.1%(a)
Asics Corp.	1,000	11,157
Nisshinbo Industries, Inc.	1,000	12,486
Onward Kashiyama Co. Ltd.	1,000	13,873
Toyobo Co. Ltd.	3,000	8,911

		46,427

Tobacco— 0.2%(a)
Japan Tobacco, Inc.	19	$93,160

Trading Companies & Distributors— 0.8%(a)
Hitachi High-Technologies Corp.	100	2,724
Itochu Corp.	5,000	49,389
Marubenii Corp.	6,000	36,349
Mitsubishi Corp.	5,500	126,990
Mitsui & Co., Ltd.	6,000	112,938
Sojitz Corp.*	1,800	7,481
Sumitomo Corp.	4,000	71,689
Toyota Tsusho Corp.	1,000	25,445

		433,005

Transportation Infrastructure— 0.0%(a)
Mitsubishi Logistics Corp.	1,000	16,978

Wireless Telecommunication Services— 0.5%(a)
KDDI Corp.	9	71,608
NTT DoCoMo, Inc.	67	123,449
Softbank Corp.	2,900	74,289

		269,346

		11,111,732

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Jersey (0.1%)(a)
Commercial Services & Supplies— 0.1%
Experian Group Ltd.	4,188	48,400

Luxembourg (0.0%)(a)
Energy Equipment & Services— 0.0%
Acergy SA*	500	10,587

Netherlands (3.8%)(a)
Aerospace & Defense— 0.1%
European Aeronautic Defense and Space Co. NV	1,194	37,112

Air Freight & Logistics— 0.2%
TNT NV	1,803	82,868

Beverages— 0.1%
Heineken NV	884	46,215

Chemicals— 0.2%
Akzo Nobel NV	1,105	83,925
Koninklijke DSM NV	665	29,840

		113,765

Commercial Bank— 0.5%
ABN AMRO Holding NV	6,676	287,626

Commercial Services & Supplies— 0.1%
Buhrmann NV	228	3,062
Randstad Holdings NV	109	8,468
Vedior NV	716	15,957

		27,487

Diversified Telecommunication Services— 0.2%
Koninklijke KPN NV	7,802	121,555

Energy Equipment & Services— 0.1%
FuGro NV	108	5,484
SBM Offshore NV	702	25,309

		30,793

Food & Staples Retailing— 0.1%
Koninklijke Ahold NV*	5,696	66,873

Food Products— 0.4%
Royal NumiCo NV	644	33,213
Unilever NV	6,044	176,503

		209,716

Household Durables— 0.3%
Koninklijke Philips Electronics NV	4,261	$162,393

Insurance— 0.7%
Aegon NV	5,300	105,818
ING Groep NV	6,672	282,241

		388,059

IT Services— 0.0%
Getronics NV*	680	6,243

Life Sciences Tools & Services— 0.0%
Qiagen NV*	447	7,585

Media— 0.2%
Reed Elsevier NV	2,706	47,926
Wolters Kluwer NV	1,127	33,807

		81,733

Metals & Mining— 0.3%
Mittal Steel Co. NV	2,526	135,289
Mittal Steel Co. NV	400	21,268

		156,557

Office Electronics— 0.0%
OCE NV	62	1,137

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Real Estate Investment Trusts (REITs)— 0.1%
Corio NV	81	7,378
RodamCo Europe NV	240	33,468
Wereldhave NV	69	10,686

		51,532

Semiconductors & Semiconductor Equipment— 0.2%
ASML Holding NV*	2,013	49,807
STMicroElectrical Components & Equipment NV	2,899	55,815

		105,622

Trading Companies & Distributors— 0.0%
Hagemeyer NV*	2,624	12,474

		1,997,345

New Zealand (0.1%)(a)
Construction Materials— 0.0%
Fletcher Building Ltd.	1,461	11,461

Diversified Telecommunication Services— 0.1%
TeleCom Corp. of New Zealand Ltd.	9,224	31,360

Electric Utility— 0.0%
Contact Energy Ltd.	120	788

Health Care Equipment & Supplies— 0.0%
Fisher & Paykel Health Care Products & Services Corp.	1,770	4,581

Hotels, Restaurants & Leisure— 0.0%
Sky City Entertainment Group Ltd.	1,174	3,910

Household Durables— 0.0%
Fisher & Paykel Appliances Holdings Ltd.	1,233	3,227

Insurance— 0.0%
Tower Ltd.*	357	572

Real Estate Investment Trust (REIT)— 0.0%
Kiwi Income Property Trust	7,834	9,228

		65,127

Norway (0.9%)
Chemicals— 0.1%(a)
Yara Int’l ASA	600	16,438

Commercial Bank— 0.1%(a)
DNB NOR ASA	2,200	$30,927

Commercial Services & Supplies— 0.0%(a)
Tomra Systems ASA	800	5,723

Communications Equipment— 0.0%(a)
Tandberg ASA	700	14,479

Construction & Engineering— 0.0%
Aker Kvaerner ASA	250	5,535

Diversified Telecommunication Services— 0.1%(a)
Telenor ASA	2,600	45,918

Energy Equipment & Services— 0.1%(a)
Ocean RIG ASA*	1,068	7,229
Petoleum Geo-Services ASA*	750	19,265
Prosafe ASA	1,043	15,709
SeaDrill Ltd.*	1,047	16,841
TGS Nopec Geophysical Co ASA*	304	6,896

		65,940

Food Products— 0.0%(a)
Pan Fish ASA*	12,579	14,693

Industrial Conglomerate— 0.1%(a)
Orkla ASA	750	52,554

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Insurance— 0.1%(a)
Storebrand ASA	1,200	19,119

Marine— 0.0%(a)
Stolt-Nielsen SA	50	1,469

Media— 0.0%(a)
Nok Schibsted ASA	50	2,195

Oil, Gas & Consumable Fuels— 0.3%(a)
DET Norske Oljeselskap*	5,338	9,468
Norsk Hydro ASA	2,877	94,176
Statoil ASA	2,550	68,881

		172,525

Paper & Forest Products— 0.0%(a)
Norske Skogindustrier ASA	300	5,111

Transportation— 0.0%
Ship Finance International	27	736

		453,362

Portugal (0.3%)(a)
Commercial Banks— 0.1%
Banco BPI SA	1,680	14,602
Banco Comercial Portugues SA	9,950	36,107
Banco Espirito Santo SA	446	8,523

		59,232

Construction Materials— 0.0%
Cimpor Cimentos de Portugal SA	167	1,404

Diversified Telecommunication Services— 0.1%
Portugal TeleCom SGPS SA	2,577	34,600

Electric Utility— 0.1%
EDP - Energias de Portugal SA	8,852	47,663

Industrial Conglomerate— 0.0%
Sonae SGPS SA	3,235	7,272

Media— 0.0%
PT Multimedia Servicos SA	4	59

Paper & Forest Products— 0.0%
Sonae Industria SGPS SA*	236	2,910

Transportation Infrastructure— 0.0%
Brisa-Auto Estradas de Portugal SA	904	$11,883

		165,023

Singapore (1.0%)(a)
Aerospace & Defense— 0.0%
Singapore Technologies Engineering Ltd.	3,000	6,555

Airline— 0.1%
Singapore Airlines Ltd.	2,000	21,830

Commercial Banks— 0.4%
DBS Group Holdings Ltd.	4,000	56,317
Oversea-Chinese Banking Corp.	10,000	59,247
United Overseas Bank Ltd.	5,000	69,149

		184,713

Diversified Financial Services— 0.0%
Singapore Exchange Ltd.	4,000	17,204

Diversified Telecommunication Services— 0.1%
Singapore Telecommunications Ltd.	24,850	53,673

Electronic Equipment & Instruments— 0.0%
Venture Corporation Ltd.	1,000	9,594

Food & Staples Retailing— 0.0%
Olam International Ltd.	5,000	10,043

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Industrial Conglomerates— 0.1%
Fraser & Neave Ltd.	1,118	3,752
Keppel Corp. Ltd.	2,000	25,031
Sembcorp. Industries Ltd.	2,000	6,708

		35,491

Machinery— 0.0%
Sembcorp. Marine Ltd.	4,000	9,239

Marine— 0.0%
CosCo Corp. Singapore Ltd.	8,000	15,085

Media— 0.1%
Singapore Press Holdings Ltd.	7,000	20,283

Oil, Gas & Consumable Fuels— 0.0%
Singapore Petroleum Co., Ltd.	1,000	3,186

Real Estate Investment Trust (REIT)— 0.0%
Suntec Real Estate Investment Trust	8,000	10,435

Real Estate Management & Development— 0.2%
CapitaLand Ltd.	7,000	36,823
City Developments Ltd.	2,000	19,175
Keppel Land Ltd.	2,000	12,459
UOL Group Ltd.	4,000	13,442
Wing Tai Holdings Ltd.	5,000	10,437

		92,336

Road & Rail— 0.0%
ComfortDelGro Corp. Ltd.	3,000	3,931

Semiconductors & Semiconductor Equipment— 0.0%
Chartered SemiConductor Manufacturing Ltd.*	7,000	6,668
STATS ChipPAC Ltd.*	8,000	9,635

		16,303

		509,901

Spain (3.8%)(a)
Airline— 0.0%
Iberia Lineas Aereas de Espana SA	2,795	14,947

Biotechnology— 0.0%
Zeltia SA*	548	$5,010

Commercial Banks— 1.5%
Banco Bilbao Vizcaya Argentaria SA	12,796	314,175
Banco Popular Espanol SA	3,576	73,968
Banco Santander Central Hispano SA	21,321	380,583

		768,726

Construction & Engineering— 0.3%
Acciona SA	120	26,084
ACS, Actividades de Construccion y Servicios SA	950	58,021
Fomento de Construcciones y Contratas SA	208	21,435
Grupo Ferrovial SA	294	29,861
Sacyr Vallehermoso SA	283	15,910

		151,311

Diversified Telecommunication Services— 0.7%
Telefonica SA	16,039	355,141

Electric Utilities— 0.6%
Endesa SA	2,650	142,590
Iberdrola SA	2,984	141,337
Union Fenosa SA	406	21,961

		305,888

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Electrical Equipment— 0.1%
Gamesa Corp. Tecnologica SA	742	27,016

Food Products— 0.0%
Ebro Puleva SA	519	12,266

Gas Utility— 0.1%
Gas Natural SDG SA	530	24,944

Hotels, Restaurants & Leisure— 0.0%
NH Hoteles SA	559	12,872

Insurance— 0.0%
Corporacion Mapfre SA	867	4,463

IT Services— 0.0%
Indra Sistemas SA	651	16,444

Media— 0.0%
Antena 3 Television SA*	413	9,260
Promotora de Informaciones SA	113	2,534
Sogecable SA*	219	9,111

		20,905

Metals & Mining— 0.0%
Acerinox SA	907	23,186

Oil, Gas & Consumable Fuels— 0.2%
Repsol YPF SA	3,376	113,747

Specialty Retail— 0.1%
Inditex SA	733	45,777

Tobacco— 0.1%
Altadis SA	1,112	71,312

Transportation Infrastructure— 0.1%
Abertis Infraestructuras SA	664	21,440
Cintra Concesiones de Infraestructuras de Transporte SA	1,061	19,938

		41,378

Water Utility— 0.0%
Sociedad General de Aguas de Barcelona SA	64	2,295

		2,017,628

Sweden (2.5%)(a)
Airline— 0.0%
Sek Sas AB*	200	$3,684

Building Products— 0.1%
Assa Abloy AB	1,200	27,637
SKF AB	2,000	41,718

		69,355

Capital Markets— 0.0%
D. Carnegie & Co. AB	300	6,245

Commercial Banks— 0.5%
Nordea Bank AB	7,500	119,860
Skandinaviska Enskilda Banken AB	1,800	57,671
Svenska Handelsbanked AB, A Shares	2,200	65,518

		243,049

Commercial Services & Supplies— 0.0%
Securitas AB	1,200	18,385
Securitas Systems AB*	1,200	4,205

		22,590

Communications Equipment— 0.4%
Telefonakitiebolaget LM Ericsson, B Shares	54,000	200,259

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Construction & Engineering— 0.1%
Skanska AB	1,600	35,674

Diversified Consumer Services— 0.0%
Securitas Direct AB*	1,200	3,351

Diversified Financial Services— 0.0%
OMX AB	200	4,169

Diversified Telecommunication Services— 0.2%
Tele2 AB	1,600	26,287
TeliaSonera AB	6,500	56,410

		82,697

Health Care Equipment & Supplies— 0.0%
Elekta AB	200	3,620
Getinge AB	400	9,129

		12,749

Household Durables— 0.0%
Husqvarna AB*	1,100	18,198

Household Products— 0.1%
Electroloux Ab, B Shares*	1,333	33,839

Machinery— 0.5%
Alfa Laval AB	200	10,351
Atlas Copco AB	1,400	46,553
Atlas Copco AB, Class B	600	19,135
Sandvik AB	3,933	70,067
Scania AB	500	39,298
Volvo AB	300	25,861
Volvo AB, Class B	800	67,611

		278,876

Media— 0.0%
Eniro AB	800	10,109
Modern Times Group AB*	136	7,945

		18,054

Metals & Mining— 0.1%
Boliden AB	1,255	27,729

Ssab Svenskt Stal AB	810	$25,062

		52,791

Oil, Gas & Consumable Fuels— 0.0%
Lundin Petroleum AB*	800	9,447

Paper & Forest Products— 0.1%
Holmen AB	100	4,121
Svenska Cellulosa AB	800	42,843

		46,964

Personal Products— 0.0%
Oriflame Cosmetics SA	100	3,875

Real Estate Management & Development— 0.1%
Castellum AB	156	2,254
Fabege AB	500	12,559
Kungsleden AB	170	3,059
Wihlborgs Fastigheter AB	317	6,802

		24,674

Software— 0.0%
Telelogic AB*	2,000	3,807

Specialty Retail— 0.2%
Hennes & Mauritz AB	1,700	97,870
Nobia AB	65	2,671

		100,541

Tobacco— 0.1%
Swedish Match AB	1,400	25,017

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

		1,299,905

Switzerland (6.4%)(a)
Auto Components— 0.0%
Rieter Holding AG	6	2,997
Building Products— 0.0%
Geberit AG	12	18,563

Chemicals— 0.3%
Ciba Specialty Chemicals AG	340	22,454
Clariant AG*	630	10,840
Givaudan	24	22,277
Lonza Group AG	212	20,409
Syngenta AG	431	82,163

		158,143

Commercial Bank— 0.6%
Credit Suisse Group	4,328	311,657

Commercial Services & Supplies— 0.1%
Adecco SA	572	36,382
SGS SA	11	13,172

		49,554

Computers & Peripherals— 0.0%
Logitech International SA*	600	16,735

Construction Materials— 0.2%
Holcim Ltd.	831	83,637

Diversified Telecommunication Services— 0.1%
SwissCom AG	86	31,145

Electrical Equipment— 0.2%
ABB Ltd.	7,713	132,752

Electronic Equipment & Instruments— 0.0%
Kudelski SA	21	743

Food Products— 1.1%
Nestle SA	1,550	604,176

Health Care Equipment & Supplies— 0.1%
Nobel Biocare Holding AG	107	$39,040
Phonak Holding AG	124	9,523
Straumann Holding AG*	13	3,729

		52,292

Hotels, Restaurants & Leisure— 0.0%
Kuoni Reisen Holding	4	2,400

Insurance— 1.4%
Swiss Reinsurance	1,316	120,451
UBS AG*	7,737	461,506
Zurich Financial Services AG	564	163,142

		745,099

Machinery— 0.1%
Schindler Holding AG	107	6,530
Sulzer AG	16	22,470

		29,000

Marine— 0.0%
Kuehne & Nagel International AG*	135	11,094

Pharmaceuticals— 1.9%
Novartis AG	9,017	503,890
Roche Holding AG	2,721	483,487

		987,377

Real Estate Management & Development— 0.0%
PSP Swiss Property AG*	74	4,513

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Semiconductors & Semiconductor Equipment— 0.0%
Micronas SemiConductor Holding AG	5	104
Unaxis Holding AG*	29	17,696

		17,800

Textiles, Apparel & Luxury Goods— 0.3%
Compagnie Finaciere Richemont AG	1,998	112,123
Swatch Group AG	70	3,754
Swatch Group AG, B Shares	145	38,426

		154,303

		3,413,980

United Kingdom (21.6%)
Aerospace & Defense— 0.4%(a)
BAE Systems PLC	12,176	110,362
Cobham PLC	2,997	12,362
Meggitt PLC	774	4,542
Rolls-Royce Group PLC	7,110	69,345

		196,611

Airline— 0.0%(a)
British Airways PLC*	2,433	23,308

Auto Components— 0.0%(a)
GKN PLC	3,145	23,586

Beverages— 0.6%(a)
Diageo PLC	10,451	211,823
SABMiller PLC	3,056	67,258
Scottish & Newcastle PLC	3,180	37,660

		316,741

Capital Markets— 0.4%
3I Group PLC(a)	2,016	45,186
Amvescap PLC(a)	2,787	30,738
Close Brothers Group PLC(a)	212	4,223
Collins Stewart PLC*	529	2,649
ICAP PLC(a)	2,057	21,467

Investec PLC(a)	917	11,886
Man Group PLC(a)	6,724	73,508
Schroders PLC(a)	197	4,913
Tullett Prebon PLC(a)	453	4,307

		198,877

Chemicals— 0.1%(a)
Imperial Chemical Industries PLC	4,268	41,955
Johnson Matthey PLC	841	26,178

		68,133

Commercial Banks— 3.5%(a)
Barclays PLC	24,393	345,845
HBOS PLC	13,809	285,457
HSBC Holdings PLC	42,387	742,161
Royal Bank of Scotland Group PLC	11,644	455,790

		1,829,253

Commercial Services & Supplies— 0.3%(a)
Aggreko PLC	276	2,743
Biffa PLC	1,945	13,180
Brambles Industries Ltd.*	2,893	31,652
Capita Group PLC	2,702	36,330
Davis Service Group PLC	101	1,159
DE LA Rue PLC	286	4,028
Group 4 Securicor PLC	3,075	12,170
Hays PLC	6,209	19,135
Intertek Group PLC	247	4,410
Michael Page International PLC	637	6,721

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Rentokil Initial PLC	8,753	28,148
Serco Group PLC	1,069	9,668

		169,344

Construction & Engineering— 0.1%(a)
Amec PLC	1,789	18,700
Balfour Beatty PLC	932	8,767

		27,467

Construction Materials— 0.1%(a)
Hanson PLC	2,967	47,878

Consumer Finance— 0.0%(a)
Cattles PLC	1,790	14,427
Provident Financial PLC	575	9,110

		23,537

Containers & Packaging— 0.0%(a)
Rexam PLC	2,351	25,493

Distributor— 0.0%(a)
Inchcape PLC	1,548	17,396

Diversified Financial Services— 0.0%(a)
London Stock Exchange Group PLC	861	21,226

Diversified Telecommunication Services— 0.4%(a)
BT Group PLC	31,530	188,681

Electric Utilities— 0.3%(a)
Scottish & Southern Energy PLC	3,164	96,268
Scottish Power PLC	5,451	86,081

		182,349

Electronic Equipment & Instruments— 0.0%(a)
ElectroComponents PLC	618	3,510

Food & Staples Retailing— 0.7%(a)
Boots Group PLC	2,877	58,154
J Sainsbury PLC	5,912	63,956

Tesco PLC	28,799	252,009

		374,119

Food Products— 0.5%(a)
Cadbury Schweppes PLC	8,221	105,650
Tate & Lyle PLC	2,230	25,292
Unilever PLC	4,349	131,325

		262,267

Health Care Equipment & Supplies— 0.1%(a)
Smith & Nephew PLC	4,027	51,242

Hotels, Restaurants & Leisure— 0.4%(a)
Carnival PLC	731	35,288
Compass Group PLC	6,887	46,122
First Choice Holidays PLC	896	5,079
InterContinental Hotels Group PLC	1,635	40,414
Ladbrokes PLC	3,072	24,431
Mitchells & Butlers PLC	1,103	17,049
PartyCasinos & Gambling PLC	1,672	1,708
Punch Taverns PLC	1,017	24,971
William Hill PLC	1,669	20,908

		215,970

Household Durables— 0.2%(a)
Barratt Developments PLC	1,187	25,776
Bellway PLC	231	7,236
Berkeley Group Holdings PLC*	197	6,091
Bovis Homes Group PLC	171	3,880
George Wimpey PLC	1,859	23,233
Persimmon PLC	1,040	28,802
Taylor Woodrow PLC	2,938	28,319

		123,337

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Household Products— 0.2%(a)
Reckitt Benckiser PLC	2,133	111,220

Independent Power Producers & Energy Traders— 0.1%(a)
International Power PLC	5,716	44,672

Industrial Conglomerates— 0.2%(a)
Cookson Group PLC	965	11,807
Smiths Group PLC	2,378	48,066
Tomkins PLC	4,194	22,018

		81,891

Insurance— 1.5%(a)
Aviva PLC	9,065	133,928
Friends Provident PLC	7,036	26,680
Legal & General Group PLC	25,300	79,404
Lloyds TSB Group PLC	21,395	236,280
Old Mutual PLC	19,514	63,197
Prudential PLC	9,423	133,136
Resolution PLC	2,078	25,351
Royal & Sun Alliance Insurance Group PLC	9,108	29,085
Standard Life PLC	8,545	53,272

		780,333

Internet & Catalog Retail— 0.1%(a)
Home Retail Group	3,844	33,730

IT Services— 0.0%(a)
LogicaCMG PLC	6,633	23,255

Leisure Equipment & Products— 0.0%(a)
Rank Group PLC*	2,314	9,282

Machinery— 0.1%(a)
Charter PLC*	302	5,283
IMI PLC	878	10,022
Invensys PLC*	2,324	13,299

		28,604

Media— 0.8%(a)
Aegis Group PLC	1,095	3,226
British Sky Broadcasting PLC	4,436	49,308
Daily Mail & General Trust	749	11,979
Emap PLC	1,045	15,598
EMI Group PLC	3,836	17,237
ITV PLC	15,452	33,241
Pearson PLC	3,043	52,348
Reed Elsevier PLC	5,167	61,906
Reuters Group PLC	5,179	47,587
Trinity Mirror PLC	1,456	15,210
United Business Media PLC*	656	10,243
WPP Group PLC	4,785	72,646
Yell Group PLC	3,360	39,646

		430,175

Metals & Mining— 1.6%(a)
Anglo American PLC	5,207	274,935
BHP Billiton PLC	9,419	209,253
Corus Group PLC	3,256	38,866
Rio Tinto PLC	3,777	215,656
Xstrata PLC	2,132	109,482

		848,192

Multi-Utilities— 0.6%(a)
Centrica PLC	13,476	102,800

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

National Grid PLC	9,677	152,692
United Utilities PLC	3,644	54,288

		309,780

Multiline Retail— 0.4%(a)
Enterprise Inns PLC	2,756	36,321
Marks & Spencer Group PLC	6,139	81,753
Next PLC	1,000	44,285
Signet Group PLC	4,123	10,185
Whitbread PLC	909	33,843

		206,387

Oil, Gas & Consumable Fuels— 3.3%(a)
BG Group PLC	13,141	189,538
BP PLC	72,652	785,180
Royal Dutch Shell PLC	10,049	334,282
Royal Dutch Shell PLC	13,755	457,429

		1,766,429

Pharmaceuticals— 1.7%(a)
AstraZeneca PLC	5,883	317,109
GlaxoSmithKline PLC	21,263	586,857

		903,966

Real Estate Investment Trusts (REITs)— 0.4%(a)
British Land Co. PLC	2,119	63,909
Brixton PLC	414	4,146
Great Portland Estates PLC	171	2,612
Hammerson PLC	1,263	43,178
Land Securities Group PLC	1,878	79,358
Liberty International PLC	856	21,051
Slough Estates PLC	1,521	23,457

		237,711

Road & Rail— 0.1%(a)
Arriva PLC	1,121	16,433
FirstGroup PLC	977	12,770
National Express Group PLC	246	6,113
StageCoach Group PLC	1,789	6,326

		41,642

Semiconductors & Semiconductor Equipment— 0.0%(a)
ARM Holdings PLC	5,645	14,877
CSR PLC*	782	9,955

		24,832

Software— 0.1%(a)
Misys PLC	2,787	13,122
Sage Group PLC	4,661	23,722

		36,844

Specialty Retail— 0.2%(a)
Carphone Warehouse Group PLC	587	3,215
DSG International PLC	8,331	27,960
HMV Group PLC	2,505	5,473
Kesa Electricals PLC	2,899	19,333
Kingfisher PLC	8,973	49,243

		105,224

Textiles, Apparel & Luxury Goods— 0.1%(a)
Burberry Group PLC	2,162	27,789

Tobacco— 0.7%(a)
British American Tobacco PLC	5,567	174,652
Gallaher Group PLC	2,451	54,623
Imperial Tobacco Group PLC	2,688	120,545

		349,820

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

Trading Companies & Distributors— 0.2%(a)
Bunzl PLC	1,334	18,901
Travis Perkins PLC	287	11,377
Wolseley PLC	2,664	62,600

		92,878

Transportation Infrastructure— 0.0%(a)
BBA Aviation PLC*	2,055	11,360

Water Utilities— 0.1%(a)
Kelda Group PLC	1,585	29,315
Severn Trent Water PLC	1,078	30,422

		59,737

Wireless Telecommunication Services— 1.0%(a)
Vodafone Group PLC	193,176	516,464

		11,472,542

United States (0.0%)(a)
Health Care Equipment & Supplies— 0.0%
Synthes, Inc.	192	23,780

Total Common Stocks (Cost $44,297,408)		49,543,200

EXCHANGE TRADED FUNDS (3.8%)
United States (3.8%)
iShares MSCI EAFE Index Fund	26,494	2,020,433

REPURCHASE AGREEMENTS (1.2%)
Nomura Securities, 5.26%, dated 03/30/07, due 04/02/07, repurchase price $646,278, collateralized by U.S. Government Agency Mortgages with a market value of $658,915.	$645,995	$645,995

RIGHTS (0.0%)
Sweden (0.0%)
Real Estate Management & Development— 0.0%
Fabege Redemption Rights*	500	385

United Kingdom (0.0%)
Aerospace & Defense— 0.0%
Meggitt PLC Rights	387	756

Total Rights (Cost $689)		1,141

WARRANTS (0.0%)
Japan (0.0%)
Metals & Mining— 0.0%
Dowa Metals & Mining & Mining Bonus Option expiring 01/29/10*	1,000	0

Total Investments (Cost $46,949,679) (b) — 98.5%		52,248,636

Other assets in excess of liabilities — 1.5%		770,240

NET ASSETS — 100.0%		$53,018,876

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

NVIT International Index Fund

At March 31, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Swiss Franc	05/11/07	26,800	(21,635)	(22,140)	(505)
Swiss Franc	04/03/07	16,000	(13,160)	(13,174)	(14)
Euro	05/11/07	49,500	(64,839)	(66,226)	(1,387)
British Sterling Pound	05/11/07	13,100	(25,769)	(25,772)	(3)
Japanese Yen	05/11/07	8,800,000	(74,663)	(75,119)	(456)
Swedish Krone	05/11/07	7,600	(1,085)	(1,091)	(6)

Total Short Contracts			$(201,151)	$(203,522)	$(2,371)

Long Contracts
Australian Dollars	05/11/07	3,300	2,641	2,666	25
Swiss Franc	05/11/07	32,400	26,376	26,767	391
Euro	05/11/07	223,500	293,537	299,023	5,486
British Sterling Pound	05/11/07	18,200	35,676	35,805	129
Japanese Yen	05/11/07	21,577,700	181,611	184,193	2,582
Swedish Krone	05/11/07	49,800	8,239	8,242	3

Total Long Contracts			$548,080	$556,696	$6,616

See Accompanying Notes to Statements of Investments

Statement of Investments

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
CORPORATE BONDS (32.7%)
Aerospace & Defense (0.1%)(a)
Systems 2001 Asset Trust, 6.66%, 09/15/13	$269,877	$284,459

Auto Components (0.3%)(b)
Arvinmeritor, Inc., 8.75%, 03/01/12	665,000	686,612

Automobiles (1.8%)
Daimler Chrysler NA Holdings, 8.50%, 01/18/31	180,000	224,801
Ford Motor Credit Co., 7.25%, 10/25/11	1,470,000	1,428,697
General Motors Acceptance Corp., 6.88%, 09/15/11	2,235,000	2,237,166
Sonic Automotive, Inc., Series B, 8.63%, 08/15/13(b)	445,000	462,800

		4,353,464

Banks (3.4%)
Banco ABN AMRO Real SA (BRL), 15.86%, 12/13/07(a)	600,000	298,936
Bank One Corp., 6.00%, 02/17/09	95,000	96,349
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	251,132
Harborview Mortgage Loan Trust(c)
5.50%, 11/19/36	1,621,545	1,614,811
5.41%, 01/19/38	548,902	549,328
5.51%, 01/19/38	1,838,611	1,840,120
JP Morgan & Chase Co. Note 0.84%, 01/01/12(d)	855,000	398,985
JP Morgan Chase Note 17.34%, 08/14/08(a) (d)	600,000	481,740
KFW International Finance (JPY), 2.05%, 09/21/09	94,000,000	819,932
Kinder Morgan Finance, 5.70%, 01/05/16	635,000	595,380
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	597,799
RSHB Capital
7.18%, 05/16/13(a)	280,000	295,750
7.18%, 05/16/13	100,000	105,500
Unicredito Luxem Finance, 5.41%, 10/24/08(a)(c)	440,000	440,070

		8,385,832

Beverages (0.1%)(a)
FBG Finance Ltd., 5.13%, 06/15/15	250,000	239,879

Building Products (0.0%)(c)
Goodman Global Holdings, 8.36%, 06/15/12	50,000	50,375

Chemicals (0.5%)
Equistar Chemical, 10.13%, 09/01/08	330,000	347,325
ICI Wilmington, 4.38%, 12/01/08	115,000	113,300
Innophos Investments, 13.37%, 02/15/15(c)	125,658	131,313
Innophos, Inc., 8.88%, 08/15/14(b)	430,000	445,050
JohnsonDiversey, Inc., 9.63%, 05/15/12(b)	180,000	188,100

		1,225,088

Communications Equipment (0.1%)(b)
Nortel Networks Corp., 4.25%, 09/01/08	190,000	187,625

Computers & Peripherals (0.1%)(c)
Hewlett-Packard Co., 5.49%, 05/22/09	365,000	365,484

Consumer Goods (0.1%)(c)
Clorox Co., 5.48%, 12/14/07	210,000	210,133

Containers & Packaging (0.6%)
Berry Plastics Holding Co., 8.88%, 09/15/14(a) (c)	685,000	700,412
Graphic Packaging International, 9.50%, 08/15/13(b)	165,000	175,519
Owens-Illinois, Inc., 7.50%, 05/15/10(b)	650,000	659,750

		1,535,681

Diversified Financial Services (9.3%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11(a)	395,000	412,342
American General Finance Corp., 4.63%, 05/15/09	95,000	93,804
American Home Mortgage Investment Trust, Series 2004-1 Class 1A, 5.67%, 04/25/44(c)	243,331	243,590
AXA Financial, Inc., 7.75%, 08/01/10	460,000	496,422
Capital Auto Receivables Asset Trust, 5.40%, 01/15/08(c)	139,483	139,494
Carrington Mortgage Loan Trust(c)
5.47%, 09/25/35	200,371	200,394
5.44%, 10/25/35	31,984	31,981
Caterpillar Financial Services Corp.
5.43%, 08/20/07(c)	220,000	220,087
Series MTNF
3.63%, 11/15/07	75,000	74,215
CIT Group, Inc., 7.38%, 04/02/07(b)	120,000	120,000
Countrywide Alternative Loan Trust, 5.51%, 10/25/46(c)	1,127,163	1,124,236
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	214,999
Deutsche Telekom International Finance (EUR), 8.13%, 05/29/12	160,000	247,984
Farmers Exchange Capital, 7.05%, 07/15/28(a)	285,000	292,197
Fresenius Medical Care Capital Trust Series IV, 7.88%, 06/15/11	95,000	99,750
GE Capital Credit Card Master Note Trust, 5.37%, 06/15/10(c)	1,350,000	1,350,196
General Electric Capital Corp., 4.25%, 12/01/10(b)	100,000	97,076
Harborview Mortgage Loan Trust
5.70%, 11/19/35(c)	687,077	689,530
5.53%, 11/19/36(c)	1,622,871	1,626,729
0.95%, 03/19/37(d)	2,982	2,242
5.57%, 10/19/37(c)	1,262,799	1,265,278
5.61%, 07/19/45(c)	399,654	400,634
5.57%, 08/21/46(c)	1,469,352	1,464,588
Household Finance Corp. (EUR), 6.50%, 05/05/09	140,000	195,011
John Hancock Global Funding, Series II, 7.90%, 07/02/10(a)	155,000	167,732
Luminent Mortgage Trust(c)
5.56%, 04/25/36	934,961	937,746
5.52%, 10/25/46	1,093,437	1,095,735

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Diversified Financial Services (continued)
Mantis Reef Ltd., 4.69%, 11/14/08(a) (e)	$425,000	$420,921
MBNA Corp., 5.79%, 05/05/08(c)	460,000	462,179
MBNA Credit Card Master Note Trust, 5.44%, 08/16/10(c)	1,750,000	1,752,326
Merrill Lynch Mortgage Investors, Inc., 5.44%, 08/25/35(c)	368,359	368,560
Nationstar Home Equity Loan Trust, 6.02%, 09/25/36(c)	1,193,353	1,193,350
Residential Accredit Loans, Inc.
5.51%, 12/25/36(c)	1,302,399	1,308,587
5.48%, 01/25/37(c)	1,672,225	1,672,225
5.58%, 02/25/46(c)	462,447	462,792
5.59%, 02/25/46(c)	482,867	482,732
Residential Capital, 6.50%, 04/17/13(b)	325,000	321,914
Residential Capital Corp., 6.38%, 06/30/10	460,000	459,876
Terwin Mortgage Trust, 5.44%, 07/25/35(a)(c)	0	0

		22,209,454

Electric Power (0.1%)
Ohio Power Co. IBC, 6.00%, 06/01/16	225,000	233,318
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	108,717

		342,035

Electric Utilities (0.8%)
AES Corp.
9.38%, 09/15/10	53,000	57,638
7.75%, 03/01/14(b)	95,000	99,750
9.00%, 05/15/15(a)	305,000	325,969
Arizona Public Service Co., 5.80%, 06/30/14	250,000	252,178
Detroit Edison Co., 6.13%, 10/01/10	200,000	206,100
Entergy Gulf States
3.60%, 06/01/08	65,000	63,707
6.09%, 12/08/08(a)(c)	270,000	270,670
5.76%, 12/01/09(c)	105,000	104,866
Foundation PA Coal Co., 7.25%, 08/01/14(b)	50,000	50,625
Ipalco Enterprises, Inc., 8.38%, 11/14/08	465,000	480,112
NiSource Finance Corp., 5.93%, 11/23/09(c)	120,000	120,120

		2,031,735

Energy Companies (0.7%)
El Paso Production Holdings, 7.75%, 06/01/13	265,000	276,925
Hilcorp Energy, 7.75%, 11/01/15(a)	775,000	761,438
National Grid Transco PLC (EUR), 5.00%, 07/02/18	110,000	147,859
TXU Corp., 4.81%, 11/17/14	300,000	298,143
TXU Energy Co., 7.00%, 03/15/13	225,000	233,829

		1,718,194

Energy Equipment & Services (0.0%)(b)
Geophysique, 7.50%, 05/15/15	40,000	41,200

Food Products (0.9%)
Conagra Foods, Inc.
7.00%, 10/01/28	150,000	159,702
8.25%, 09/15/30	100,000	121,741
Michael Foods, 8.00%, 11/15/13	120,000	121,800
Pilgrim’s Pride Corp.
9.63%, 09/15/11	270,000	280,800
7.63%, 05/01/15	1,020,000	1,017,450
Sara Lee Corp., 6.13%, 11/01/32	385,000	355,853
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	93,825

		2,151,171

Gas Utilities (0.2%)
Pacific Energy Partners, 7.13%, 06/15/14	150,000	156,648
Williams Cos., Inc. (The), 7.88%, 09/01/21(b)	255,000	280,500

		437,148

Health Care Equipment & Supplies (0.0%)(a)
Invacare Corp., 9.75%, 02/15/15	80,000	80,400

Health Care Providers & Services (1.1%)
Aramark Corp.(a)
8.50%, 02/01/15	60,000	62,400
8.86%, 02/01/15(c)	50,000	51,375
Aramark Services, Inc., 5.00%, 06/01/12	210,000	188,475
Columbia HCA, 7.69%, 06/15/25(b)	370,000	318,954
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	350,000	354,375
HCA, Inc.
6.30%, 10/01/12(b)	115,000	107,525
6.25%, 02/15/13(b)	230,000	209,013
5.75%, 03/15/14	185,000	157,944
Hospira, Inc., 5.83%, 03/30/10(c)	490,000	491,068
Sun Healthcare Group, Inc., 9.13%, 04/15/15(a)	265,000	271,625
Tenet Healthcare Corp.
7.38%, 02/01/13	310,000	287,912
9.88%, 07/01/14(b)	65,000	65,650

		2,566,316

Hotels, Restaurants & Leisure (0.6%)
Hyatt Equities LLC, 6.88%, 06/15/07(a)	130,000	130,222
Isle of Capri Casinos, 7.00%, 03/01/14(b)	490,000	480,200
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	300,375
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	150,116
Station Casinos, Inc., 6.00%, 04/01/12	340,000	329,375

		1,390,288

Insurance (0.4%)
Farmers Insurance Exchange, 8.63%, 05/01/24(a)	250,000	297,324
Munich Re Finance BV, 6.75%, 06/21/23	130,000	192,571
Specialty Underwriting & Residential Finance, 5.44%, 06/25/36(c)	246,272	246,292
St. Paul Travelers, 5.01%, 08/16/07	240,000	239,572

		975,759

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Internet Software & Services (0.0%) * (f) (g)
Exodus Communications, Inc. 0.00%, 07/15/10	$124,552	$0
Rhythms Netconnections 0.00%, 02/15/10	366,692	0
		0
Machinery (0.1%)
Baldor Electic Co., 8.63%, 02/15/17	190,000	200,925
Interface, Inc., 7.30%, 04/01/08	55,000	55,963

		256,888

Manufacturing (0.8%)
Interface, Inc.
10.38%, 02/01/10	60,000	66,150
9.50%, 02/01/14(b)	225,000	244,687
K&F Acquisition, Inc., 7.75%, 11/15/14(b)	370,000	393,125
Koppers Holdings, Inc., 2.85%, 11/15/14	255,000	214,519
Koppers, Inc., 9.88%, 10/15/13	47,000	50,995
Levi Strauss & Co., 10.11%, 04/01/12(a)(c)	190,000	193,800
Manitowoc Co., Inc., 10.50%, 08/01/12(b)	214,000	227,643
Nalco Co., 7.75%, 11/15/11	165,000	169,125
Propex Fabrics, Inc., 10.00%, 12/01/12	385,000	335,912

		1,895,956

Media (1.6%)
Cablevision Systems Corp., 9.87%, 04/01/09(c)	290,000	307,400
CCH I LLC, 11.00%, 10/01/15	210,000	217,875
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	315,913
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	81,844
Echostar DBS Corp.
6.38%, 10/01/11	550,000	553,437
6.63%, 10/01/14	70,000	70,437
Idearc, Inc., 8.00%, 11/15/16(a)	155,000	159,456
Interpublic Group Co., Inc., 6.25%, 11/15/14	205,000	192,700
National Cable PLC(b)
8.75%, 04/15/14	75,000	78,000
9.13%, 08/15/16	100,000	105,500
Time Warner, Inc., 5.59%, 11/13/09(c)	645,000	646,004
Umbrella Acquisition, 9.75%, 03/15/15(a) (b)	320,000	318,800
Valassis Communication, 8.25%, 03/01/15(a) (b)	480,000	471,600
Viacom, Inc., 6.88%, 04/30/36	380,000	383,034

		3,902,000

Metals & Mining (0.0%) * (b) (f) (g)
Murrin Murrin Holdings, 9.38%, 08/31/07	125,000	0

Multiline Retail (0.3%)
May Department Stores Co., 6.70%, 07/15/34	360,000	355,071
Yum! Brands, Inc., 8.88%, 04/15/11	230,000	258,244

		613,315

Oil, Gas & Consumable Fuels (2.5%)
Centerpoint Energy, 6.25%, 02/01/37	70,000	69,515
Chaparral Energy, Inc., 8.88%, 02/01/17(a)	210,000	211,050
Colorado Interstate Gas, 6.80%, 11/15/15	150,000	159,522
Consolidated Natural Gas, 6.25%, 11/01/11	260,000	270,237
Consumers Energy Co., 4.80%, 02/17/09	210,000	208,076
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	204,594
Gazprom Capital
6.21%, 11/22/16	310,000	310,155
8.63%, 04/28/34	190,000	244,150
Hanover Equipment Trust, Series A, 8.62%, 09/01/08(b)	126,000	126,630
Husky Oil Ltd., 8.90%, 08/15/28	525,000	546,215
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	30,377
Pemex Project Funding Master Trust, 6.65%, 06/15/10(a)(c)	570,000	584,535
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	351,891
Petro Shopping Centre, 9.00%, 02/15/12(b)	320,000	329,600
Petroleos Mexicanos
8.63%, 12/01/23	250,000	311,250
9.50%, 09/15/27	720,000	975,960
Plains All American Pipeline, 6.70%, 05/15/36	230,000	235,347
Pogo Producing Co., 6.88%, 10/01/17(b)	210,000	204,750
Sandridge Energy, 8.63%, 04/01/15	325,000	330,687
Sempra Energy, 4.62%, 05/17/07	155,000	154,829
Texas Eastern Transmission, 7.00%, 07/15/32	215,000	239,749

		6,099,119

Paper & Forest Products (0.4%)
P.H. Glatfelter, 7.13%, 05/01/16	65,000	65,975
Pindo Deli Finance BV(a)
6.00%, 04/28/15(c)	132,046	105,637
6.00%, 04/28/18(c)	446,898	232,387
9.91%, 04/28/27(d)	901,231	126,172
Tjiwi Kimia Finance BV
6.00%, 04/28/15(a)(c)	183,878	152,619
6.00%, 04/28/15(c)	192,480	159,759
6.00%, 04/28/18(c)(a)	183,062	95,192
9.68%, 04/28/27(a) (d)	473,111	70,967

		1,008,708

Real Estate Investment Trusts (REITs) (3.1%)
American Home Mortgage Assets(c)
5.55%, 05/25/46	1,502,091	1,501,201
5.55%, 09/25/46	1,650,722	1,655,517
5.51%, 10/25/46	1,973,285	1,975,698
5.45%, 03/25/47	1,550,000	1,547,472
Brascan Corp., 7.13%, 06/15/12	250,000	267,666
World Financial, 6.91%, 09/01/13(a)	493,778	518,427

		7,465,981

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Semiconductors & Semiconductor Equipment (0.2%)(a) (b)
Freescale Semiconductor, 8.88%, 12/15/14	$535,000	$535,669

Service Companies (0.5%)
CVS Corp., 6.04%, 12/10/28(a)	427,814	432,695
Iron Mountain, Inc.
8.63%, 04/01/13	195,000	200,655
7.75%, 01/15/15	180,000	183,600
Waste Management, Inc., 7.13%, 10/01/07	450,000	452,868

		1,269,818

Specialty Retail (0.2%)
CVS Corp., 5.75%, 08/15/11	65,000	66,197
Delhaize America, Inc., 8.13%, 04/15/11	215,000	235,174
Home Depot, Inc., 5.48%, 12/16/09(c)	220,000	220,244

		521,615

Telephones (1.5%)
American Tower Corp.
7.50%, 05/01/12	275,000	285,312
7.13%, 10/15/12(b)	100,000	103,000
AT&T Corp., 8.00%, 11/15/31(c)	295,000	364,557
Axtel SA, 11.00%, 12/15/13(b)	285,000	317,062
France Telecom
8.50%, 03/01/31	115,000	149,461
8.13%, 01/28/33	90,000	162,408
Intelsat Bermuda Ltd., 8.87%, 01/15/15(a)(c)	435,000	443,700
Nordic Tel Co. Holdings, 8.88%, 05/01/16(a)	155,000	165,850
Qwest Communications International, 8.86%, 02/15/09(c)	225,000	227,250
Qwest Corp., 5.63%, 11/15/08	45,000	45,000
SBC Communications, Inc., 6.15%, 09/15/34	140,000	137,789
Sprint Capital Corp., 8.75%, 03/15/32	40,000	47,181
Telecom Italia Capital
4.00%, 11/15/08	110,000	107,830
4.00%, 01/15/10	195,000	188,396
Telefonica Europe, 8.25%, 09/15/30	220,000	263,556
Verizon New England, 6.50%, 09/15/11	10,000	10,426
Wind Acquisition Financial SA, 10.75%, 12/01/15(a)	490,000	561,050

		3,579,828

Textiles, Apparel & Luxury Goods (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	235,000	248,962

Tobacco (0.1%)
RJ Reynolds Tobacco, 6.50%, 07/15/10	150,000	153,825

Transportation (0.2%)
CHC Helicopter Corp., 7.38%, 05/01/14	220,000	213,950
Norfolk Southern Corp., 7.35%, 05/15/07	115,000	115,239
Union Pacific Corp. 6.79%, 11/09/07	100,000	100,678
6.63%, 02/01/08	180,000	181,843

		611,710

Wireless Telecommunication Services (0.0%) * (f) (g)
Nextlink Communications, Inc.
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0

		0

Total Corporate Bonds (Cost $78,750,120)		79,631,726

ASSET-BACKED SECURITIES (18.4%)
Aegis Asset Backed Securities Trust, 5.43%, 10/25/35(c)	51,104	51,100
Banc of America Funding Corp., 5.67%, 09/20/35(c)	338,446	339,550
Bear Stearns, 5.45%, 02/25/37	1,425,000	1,425,000
Bear Stearns Asset Backed, Inc.(c)
5.54%, 03/25/35	382,898	382,998
5.44%, 08/25/35	197,472	197,497
Bear Stearns Mortgage Funding Trust(c)
5.57%, 07/25/36	1,306,511	1,304,922
5.48%, 12/25/36	1,095,967	1,096,221
Capital Auto Receivables Asset Trust, 5.38%, 05/15/11(c)	1,900,000	1,899,988
Countrywide Alternative Loan Trust(c)
5.60%, 10/25/35	90,098	90,122
5.61%, 11/20/35	609,586	609,863
5.73%, 11/20/35	786,831	790,930
6.68%, 02/25/36	1,291,030	1,304,909
5.59%, 07/25/46	955,476	958,728
5.37%, 09/25/46	884,506	884,273
Credit Based Asset Servicing & Securities(c)
5.42%, 08/25/35	261,828	261,821
5.43%, 08/25/35	76,723	76,729
DSLA Mortgage Loan Trust(c)
5.52%, 11/19/37	1,542,288	1,545,219
5.92%, 04/19/47	1,433,602	1,434,946
First Franklin Mortgage Loan(c)
5.42%, 07/25/35	279,327	279,350
5.37%, 07/25/36	1,015,846	1,015,721
Fremont Home Loan Trust, 5.37%, 10/25/36(c)	1,382,094	1,381,363
Greenpoint Mortgage Funding Trust, 5.64%, 03/25/36(c)	1,263,659	1,265,306
GSAMP Trust, 5.39%, 01/25/37(c)	1,096,277	1,096,098
GSR Mortgage Loan Trust, 5.51%, 08/25/46(c)	1,476,952	1,478,146
Harborview Mortgage Loan Trust, 5.55%, 07/19/46(c)	1,171,168	1,171,959
Indymac Index Mortgage Loan Trust(c)
5.44%, 07/25/46	1,725,000	1,731,398
5.57%, 06/25/47	1,482,024	1,487,246
MBNA Master Credit Card Trust, 5.52%, 09/15/09(c)	1,675,000	1,675,168
Residential Asset Mortgage, Inc.(c)
5.39%, 08/25/36	1,314,066	1,314,063
5.40%, 10/25/36	839,710	839,761
Securitized Asset Backed, 5.43%, 11/25/36	1,390,963	1,390,734
Soundview Home Equity Loan Trust(c)
5.40%, 01/25/37	1,078,670	1,078,502
5.43%, 02/25/37	1,200,000	1,199,625

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES (CONTINUED)
Structured Asset Investment Loan Trust, 5.66%, 11/25/33(c)	$28,003	$28,034
Structured Asset Mortgage Investments, Inc.(c)
5.51%, 02/25/36	560,835	561,706
5.63%, 02/25/36	978,032	981,447
5.59%, 04/25/36	1,711,076	1,717,966
5.55%, 07/25/36	728,985	730,956
5.55%, 07/25/36	1,222,704	1,226,040
5.55%, 08/25/36	1,139,067	1,142,137
Structured Asset Securities Corp., 5.52%, 06/25/35(c)	441,785	441,878
Washington Mutual, Inc.(c)
5.59%, 04/25/45	688,808	689,717
5.61%, 08/25/45	243,538	243,730
5.58%, 10/25/45	532,683	533,536
5.57%, 11/25/45	517,608	518,676
5.57%, 12/25/45	454,956	455,494
6.26%, 04/25/46	1,151,642	1,153,307
5.42%, 05/25/46	471,128	471,170
Zuni Mortgage Loan Trust, 5.45%, 08/25/36(c)	1,049,468	1,048,404
Total Asset-Backed Securities (Cost $44,963,599)		45,003,454

SOVEREIGN BONDS (13.2%)
Argentina (0.4%)
Republic of Argentina
0.00%, 04/10/05(f)	390,000	183,300
5.83%, 12/31/33	1,850,000	875,050
8.38%, 12/31/33	49,788	57,688

		1,116,038

Brazil (1.3%)
Brazil, 11.00%, 08/17/40	160,000	215,680
Citigroup, Inc. Brazil LTN Note, 6.00%, 05/18/09	250,000	283,791
Federal Republic of Brazil
14.50%, 10/15/09	520,000	635,700
10.50%, 07/14/14	180,000	231,300
8.88%, 10/14/19	856,000	1,081,128
Series B
8.88%, 04/15/24	470,000	608,650
11.00%, 08/17/40	100,000	134,900

		3,191,149

Canada (0.3%)
Canadian Government (CAD), 5.25%, 06/01/12	700,000	640,704

Colombia (0.4%)
Republic of Columbia
9.75%, 04/09/11	119,170	129,061
8.25%, 12/22/14	155,000	176,002
11.75%, 02/25/20	100,000	147,000
8.13%, 05/21/24	170,000	198,050
7.38%, 09/18/37	240,000	261,240

		911,353

Ecuador (0.1%)
Republic of Ecuador
9.38%, 12/15/15	100,000	95,600
10.00%, 08/15/30	290,000	258,100

		353,700

Germany (2.5%)
Bundes Republic of Deutschland (EUR), 5.63%, 01/04/28	3,820,000	6,044,944
Italy (0.1%)
Buoni Poliennali Del Tesson (EUR), 5.25%, 11/01/29	120,000	176,364
Ivory Coast (0.0%)(f)
Ivory Coast 0.00%, 03/30/18	285,000	73,958
Japan (0.2%)
Japanese Government (JPY), 0.80%, 03/20/13	50,000,000	412,290
Mexico (1.1%)
Mexican Fixed Rate Bonds (MXN)
9.50%, 12/18/14	14,250,000	1,436,041
8.00%, 12/17/15	6,360,000	591,594
United Mexican States, 8.38%, 01/14/11	710,000	785,970

		2,813,605

Peru (0.3%)
Republic of Peru
9.88%, 02/06/15	145,000	184,368
8.38%, 05/03/16	120,000	142,500
8.75%, 11/21/33	390,000	512,850

		839,718

Philippines (1.3%)
Republic of Philippines
9.00%, 02/15/13	270,000	310,838
8.88%, 03/17/15	1,060,000	1,241,525
10.63%, 03/16/25	220,000	311,850
9.50%, 02/02/30	972,000	1,290,330

		3,154,543
Russian Federation (1.2%)
Russian Federation
11.00%, 07/24/18	516,000	744,485
12.75%, 06/24/28	960,000	1,742,016
5.00%, 03/31/30	948	1,076
7.50%, 03/31/30(c)	330,000	374,517

		2,862,094

Spain (1.5%)
Bonos Y Oblig Del Estado (EUR)
5.15%, 07/30/09	2,250,000	3,078,479
6.15%, 01/31/13	330,000	487,588

		3,566,067

Sweden (0.3%)(b)
Swedish Government (SEK), 5.00%, 01/28/09	4,500,000	658,126

Turkey (0.4%)
Citigroup, Inc. Turkey LTN Note, 12.00%, 08/14/08(a)	500,000	560,300
Republic of Turkey, 11.88%, 01/15/30	310,000	475,850

		1,036,150

Ukraine (0.1%)(a) (b)
Ukraine Government, 6.58%, 11/21/16	230,000	233,105

United Kingdom (1.0%)
United Kingdom Treasury (GBP), 7.25%, 12/07/07	1,200,000	2,387,580

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
SOVEREIGN BONDS (CONTINUED)
Venezuela (0.7%)
Republic of Venezuela
10.75%, 09/19/13	$640,000	$781,440
8.50%, 10/08/14	270,000	300,645
9.25%, 09/15/27	540,000	679,050

		1,761,135

Total Sovereign Bonds (Cost $26,328,274)		32,232,623

MORTGAGE-BACKED OBLIGATIONS (10.9%)
American Home Mortgage, 5.51%, 04/25/37(c)	1,175,000	1,174,683
Bear Stearns Mortgage, 5.49%, 03/25/37(c)	1,625,000	1,624,992
Countrywide Alternative Loan Trust(c)
6.50%, 10/25/46	529,833	529,171
5.46%, 04/25/47	1,666,089	1,665,048
Deutsche Alt-A Securities, 6.75%, 02/25/47(c)	530,547	528,659
Deutsche Alt-A Securities, Inc., 5.47%, 02/25/47(c)	1,852,395	1,852,395
Federal Home Loan Mortgage Corp.
Pool # 170271 12.00%, 08/01/15	239,202	261,528
Gold, Pool # C90381 7.50%, 11/01/20	1,320	1,385
Gold, Pool # C00712 6.50%, 02/01/29	32,088	33,098
Gold, Pool # C29808 8.00%, 08/01/29	21,928	23,101
Gold, Pool # C39060 8.00%, 06/01/30	503	529
Gold, Pool # C41333 7.50%, 08/01/30	20,244	21,176
Gold, Pool # C41531 8.00%, 08/01/30	10,390	10,937
Gold, Pool # C42327 8.00%, 09/01/30	2,490	2,621
Gold, Pool # C44964 7.50%, 11/01/30	41,470	43,378
Gold, Pool # C01104 8.00%, 12/01/30	36,357	38,270
Gold, Pool # C01132 8.00%, 01/01/31	33,537	35,301
Gold, Pool # C46946 8.00%, 01/01/31	12,338	12,987
Gold, Pool # C01150 8.00%, 02/01/31	32,541	34,253
Gold, Pool # C48997 8.00%, 03/01/31	89,298	93,997
Gold, Pool # C49587 8.00%, 03/01/31	19,629	20,653
Gold, Pool # C50477 8.00%, 04/01/31	34,672	36,481
Gold, Pool # C53597 8.00%, 06/01/31	152,417	160,368
Gold, Pool # C53381 8.00%, 06/01/31	5,247	5,523
Gold, Pool # C53657 8.00%, 06/01/31	10,665	11,221
Gold, Pool # C60019 7.50%, 11/01/31	9,254	9,674
Gold, Pool # C67851
7.50%, 06/01/32	153,541	160,189
5.70%, 03/01/37	1,099,999	1,110,153
Federal National Mortgage Association
Pool # 50946 6.50%, 12/01/23	25,720	26,364
Pool # 346286 6.50%, 05/01/26	79,385	81,592
Pool # 370191 6.50%, 01/01/27	5,955	6,120
Pool # 251752 6.50%, 06/01/28	126,174	130,182
Pool # 252009 6.50%, 07/01/28	307,877	317,658
Pool # 415967 6.50%, 10/01/28	99,050	102,197
Pool # 457953 6.50%, 01/01/29	96,043	99,095
Pool # 482616 6.50%, 02/01/29	201,909	208,203
Pool # 323591 6.50%, 03/01/29	213,240	220,014
Pool # 511954 7.50%, 10/01/29	8,219	8,615
Pool # 519145 7.50%, 10/01/29	21,423	22,457
Pool # 523284 7.50%, 11/01/29	2,188	2,293
Pool # 527589 7.50%, 01/01/30	9,658	10,123
Pool # 517874 7.50%, 02/01/30	35,371	37,020
Pool # 253113 7.50%, 03/01/30	19,840	20,803
Pool # 540017 8.00%, 05/01/30	6,039	6,378
Pool # 540091 7.50%, 06/01/30	21,511	22,513
Pool # 535399 8.00%, 07/01/30	32,052	33,855
Pool # 535533 8.00%, 10/01/30	109,726	115,897
Pool # 563324 7.00%, 12/01/30	79,516	82,019
Pool # 564363 8.00%, 01/01/31	2,332	2,463
Pool # 253673 7.50%, 03/01/31	30,937	32,379
Pool # 564993 7.50%, 03/01/31	14,798	15,488
Pool # 253674 8.00%, 03/01/31	2,157	2,278
Pool # 613017 8.00%, 03/01/31	3,678	3,903
Pool # 576112 7.00%, 05/01/31	3,385	3,527
Pool # 577407 7.50%, 07/01/31	55,629	58,185
Pool # 545239 8.00%, 09/01/31	43,212	45,642
Pool # 545604 8.00%, 09/01/31	15,597	16,554

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
Pool # 606566 7.50%, 10/01/31	$19,062	$19,938
Pool # 545551 8.00%, 04/01/32	25,553	26,990
Pool # 630601 7.00%, 05/01/32	233,054	242,861
Pool # 545759 6.50%, 07/01/32	193,377	198,815
Pool # 642656 7.00%, 07/01/32	68,830	71,726
Pool # 254695 6.50%, 04/01/33	312,154	320,541
Pool # 555533 6.50%, 04/01/33	91,848	94,607
Pool # 741875 6.50%, 09/01/33	34,493	35,420
Pool # 836295 7.00%, 10/01/35	630,048	649,881
Pool # 868995 7.42%, 05/01/36	2,362,517	2,427,130
Pool # 886574 7.43%, 08/01/36	1,184,069	1,220,948
Government National Mortgage Association
Pool # 780699 9.50%, 12/15/17	175,824	190,609
Pool # 780378 11.00%, 01/15/19	195,393	216,152
Pool # 780141 10.00%, 12/15/20	166,675	185,305
Pool # 780709 11.00%, 01/15/21	241,876	266,917
Pool # 780349 10.00%, 09/15/21	207,025	230,098
Greenpoint Mortgage Funding Trust, 5.52%, 03/25/47(c)	1,825,000	1,825,428
GS Mortgage Securities Corp., 6.25%, 01/25/37(c)	602,617	600,734
Harborview Mortgage Loan Trust(c)
5.52%, 03/19/38	1,680,197	1,681,991
6.41%, 03/19/38	430,471	429,126
Harborview Nim Corp., 6.41%, 03/19/37(c)	436,505	435,277
Lehman Brothers, 5.44%, 09/15/21(a)(c)	1,076,480	1,076,701
Residential Asset Mortgage, Inc., 5.48%, 02/25/37(c)	1,191,537	1,189,381
SLM Student Loan Trust, 5.32%, 10/27/14(c)	1,625,000	1,624,986
Total Mortgage-Backed Obligations (Cost $26,565,282)		26,497,150

INTEREST ONLY BONDS (5.0%)
Bear Stearns Structured Products, Inc.(c)
1.27%, 02/27/36(a)	18,627,332	561,726
1.19%, 03/27/36	28,081,875	1,059,529
1.28%, 03/27/36	20,043,283	793,914
1.84%, 03/27/36	17,362,796	751,288
0.00%, 04/27/37	22,875,000	891,302
Countrywide Alternative Loan Trust
2.03%, 09/25/35(c)	26,409,313	581,830
2.42%, 12/20/35(c)(a)	7,895,265	215,130
2.97%, 12/20/35(c)(a)	8,693,057	417,771
5.47%, 05/25/36(c)	565,227	565,303
2.54%, 02/25/37(c)	6,664,048	351,945
2.74%, 03/20/46(c)	6,323,282	291,295
2.61%, 12/20/46(c)	22,004,083	1,093,691
1.24%, 02/25/47(c)	15,171,498	827,265
2.37%, 03/20/47(c)	11,771,729	653,590
7.53%, 04/25/47(d)	7,200,000	370,125
Federal Home Loan Mortgage Corporation
Series 2129(c) 1.63%, 06/17/27	1,438,915	98,497
Series 2557, Class IW 6.00%, 04/15/32	1,036,309	140,805
Series 2649, Class IM 7.00%, 07/15/33	449,156	106,310
Federal National Mortgage Association
Series 2003-82, Class IA 6.00%, 08/25/32	302,424	40,302
Series 03-39, Class IO
6.00%, 05/25/33	401,157	92,367
6.50%, 05/25/33(c)	949,611	217,291
6.50%, 05/25/33(c)	383,080	87,881
Series 2003-44, Class IB
6.00%, 06/25/33	442,940	101,611
6.50%, 06/25/33(c)	382,325	88,082
Greenpoint Mortgage Funding Trust(c)
2.74%, 08/25/45	3,593,550	109,499
2.55%, 10/25/45	4,910,329	148,100
2.60%, 10/25/45	2,308,691	55,566
Harborview Mortgage Loan Trust(c)
1.89%, 11/19/34	9,243,453	170,426
2.28%, 05/19/35	7,594,941	181,567
1.98%, 06/19/35	5,201,039	117,836
2.64%, 03/19/37	6,194,193	272,932
0.00%, 07/19/47(f)	41	21
2.72%, 07/19/47	7,252,236	261,760
Indymac Index Mortgage Loan Trust, 1.71%, 07/25/35(c)	4,498,975	142,702
Residential Accredit Loans, Inc. 7.27%, 04/25/47(d)	7,450,000	428,375
Total Interest Only Bonds (Cost $11,577,662)		12,287,634

WARRANTS (0.1%)
Banks (0.1%)
Central Bank of Nigeria (f)	500	0
Mexican Warrant	366	26,352
Republic of Venezuela expiring 04/15/20(f)	1,250	0
Republic of Argentina
expiring 12/15/35	130,001	17,915
expiring 12/15/35	4,154,313	160,980

		205,247

Communications Equipment (5.0%)
XO Holdings, Inc.expiring
expiring 01/16/10	248	1,272
expiring 01/16/10	499	449
expiring 01/16/10	374	194
expiring 01/16/10	374	94

		2,009

Total Warrants (Cost $22,326)		207,256

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Shares or Principal Amount	Value
YANKEE DOLLARS (0.7%)
Banks (0.7%)
ABN AMRO Real SA, 16.20%, 02/22/10	$410,000	$221,081
Argentina Securities, Inc., 2006 M3, 5.37%, 10/25/36(c)	1,416,803	1,416,874
Total Yankee Dollars (Cost $1,629,211)		1,637,955

GOVERNMENT BONDS (5.6%)(d)
Federal Home Loan Bank
3.99%, 04/09/07	5,000,000	4,995,015
4.26%, 04/11/07	5,000,000	4,993,590
4.87%, 04/18/07	3,000,000	2,992,813
Federal Home Loan Mortgage Corp., 4.10%, 04/05/07	600,000	599,663
Total Government Bonds (Cost $13,579,958)		13,581,081

FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.3%)
Federal National Mortgage Association
5.13%, 06/01/35	1,224,663	1,220,269
5.00%, 09/01/35	1,110,066	1,098,381
5.11%, 11/01/35	1,227,035	1,221,184
4.74%, 06/01/36	1,237,365	1,219,301
Federal National Mortgage Association TBA, 7.00%, 04/01/31 – 05/01/37 (h)	7,850,000	8,089,802
Total Federal National Mortgage Association (Cost $12,847,938)		12,848,937

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.0%)
Federal Home Loan Mortgage Corporation, Gold, Pool # C69951, 6.50%, 08/01/32	44,394	45,631
IOETTE, Series 1103, Class N, 1,156.50%, 06/15/21	11	12
Total Federal Home Loan Mortgage Corporation (Cost $45,989)		45,643

TREASURY BILL (0.3%)(d)
U.S. Treasury Bills 4.82%, 07/12/07	700,000	690,469

U.S. TREASURY OBLIGATIONS (12.0%)
U.S. Treasury Bonds, 6.38%, 08/15/27(b)	1,300,000	1,539,688
U.S. Treasury Notes
3.13%, 05/15/07(b)	5,000,000	4,988,280
5.75%, 08/15/10(b)	1,000,000	1,037,695
3.88%, 02/15/13(b)	2,360,000	2,279,519
8.13%, 08/15/19(b)	3,625,000	4,734,025
7.63%, 02/15/25	1,000,000	1,317,969
6.13%, 08/15/29(b)	11,475,000	13,345,964
Total U.S. Treasury Obligations (Cost $28,834,208)		29,243,140

	Principal Amount	Value
REPURCHASE AGREEMENTS (0.2%)(c)
Nomura Securities, 5.26% dated 03/30/07, due 04/02/07, repurchase price $408,632, collateralized by U.S. Government Agency Mortgages with a market value of $416,622, 5.26%, 04/01/42	$408,453	$408,453

OPTIONS PURCHASED (0.2%)
90 Day Euro Future Put option, expiring December 2007 (strike price 94.50)	62	2,713
90 Day Euro Future Put option, expiring December 2007 (strike price 94.75)	1,248	202,800
90 Day Euro Future Put option, expiring June 2007 (strike price 94.25)	630	3,937
90 Day Euro Future Put option, expiring June 2007 (strike price 94.50)	144	900
90 Day Euro Future Put option, expiring June 2007 (strike price 94.75)	172	30,100
90 Day Euro Future Put option, expiring September 2007 (strike price 94.75)	592	92,500
90 Day Turkish Lira Put option, expiring July 2007 (strike price 1.51)	990,000	14,894
Brazilian Real Put option, expiring January 2008 (strike price 2.25)	1,158,500	24,223
Swiss Franc Put option, expiring March 2008 (strike price 1.185)	8,725,000	233,001
Total Options Purchased (Cost $1,032,830)		605,068

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (13.2%)
Banc of America Securities LLC Repurchase Agreement, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $16,968,311 collateralized by U.S. Government Agency Mortgages with market value of $17,299,820	16,960,608	16,960,608
Beta Finance, Inc., Medium Term Note, 5.37%, 01/31/08(c)	300,000	300,000
CDC Financial Products, Inc., Master Note, 5.49%, 04/30/07(c)	1,000,000	1,000,000
Comerica Domestic C/D, 5.30%, 08/24/07(c)	999,999	999,999
Lexington Parker Capital, Commercial Paper, 5.29%, 04/02/07	4,977,310	4,977,310
Macquarie Bank Ltd., Medium Term Note, 5.34%, 04/30/08(c)	4,999,916	4,999,916
Tango Finance Corp., Medium Term Note, 5.39%, 10/15/07(c)	1,999,708	1,999,708

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)

March 31, 2007 (Unaudited)

Van Kampen NVIT Multi-Sector Bond Fund

	Principal Amount	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (CONTINUED)
Wachovia Bank N.A., Bank Note, 5.36%, 02/23/09(c)	$1,000,000	$1,000,000
Total Securities Held As Collateral For Securities On Loan (Cost $32,237,541)		32,237,541

Total Investments (Cost $279,835,779) (i) — 117.9%		287,480,266
Liabilities in excess of other assets — (17.9)%		(43,552,527)

NET ASSETS — 100.0%		$243,927,739

*	Denotes a non-income producing security.
(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(b)	All or a part of the security was on loan as of March 31, 2007.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.
(d)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2007.
(e)	Illiquid security.
(f)	Security in default.
(g)	Fair Valued Security.
(h)	Mortgage Dollar Rolls
(i)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
BRL	Brazil
CAD	Principal amount denominated in Canadian Dollar.
EUR	Principal amount denominated in Euro.
GBP	Principal amount denominated in British Pound.
JPY	Principal amount denominated in Japanese Yen.
MXN	Principal amount denominated in Mexican Peso.
SEK	Principal amount denominated in Swedish Krone.
TBA	To Be Announced.

At March 31, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Date Delivery	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Swedish Krone	05/21/07	(3,000,000)	$(427,107)	$(431,017)	$(3,910)
Euro	04/30/07	(4,556,000)	(5,929,953)	(6,092,701)	(162,748)
Total Short Contracts			$(6,357,060)	$(6,523,718)	$(166,658)
Long Contracts:
Japanese Yen	05/07/07	1,523,000,000	$12,795,094	$12,994,472	$199,378
Japanese Yen	05/07/07	710,000,000	5,967,339	6,057,830	90,491
Total Long Contracts			$18,762,433	$19,052,302	$289,869

At March 31, 2007, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
2	Japanese Gov’t Bond	06/20/07	$2,277,203	$(2,071)
202	U.S. 2 yr. Note Future	06/29/07	41,387,906	(62,536)
464	U.S. 10 yr. Note Future	06/29/07	50,130,560	161,840
28	U.S. Treasury Bond	06/20/07	3,115,000	(33,097)
			$96,910,669	$64,136

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
381	U.S. 5 yr. Note Future	06/29/07	$(40,308,609)	$139,754
			$(40,308,609)	$139,754

The following is a summary of written option activity for the period ended March 31, 2007, by the Fund (Dollar amount in thousands):

Covered Call Options	Contract	Premiums Received
Balance at beginning of period	0	$0
Options written	5,300	81
Options expired	0	0

Options outstanding at end of period	5,300	81

At March 31, 2007, the Fund had the following outstanding written options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Brazilian Real	Put	January 2008	2.45	2,752	44,606	24,413	$(20,193)
Turkish Lira	Put	July 2007	1.660507	2,548	35,937	3,037	(32,900)
Net Unrealized Appreciation on Written Option Contracts							$(53,093)

See Accompanying Notes to Statements of Investments

Notes to Statement of Investments

As of March 31, 2007, the following funds had securities with the following value on loan:

Fund	Value of Loaned Securities	Value of Collateral*
NVIT Nationwide Fund	$112,262,599	$115,109,133
Nationwide NVIT Growth Fund	9,045,054	9,248,781
Nationwide NVIT Government Bond Fund*	115,364,062	117,913,675
Nationwide NVIT Mid Cap Growth Fund	99,995,062	100,329,856
Van Kampen NVIT Comstock Value Fund	10,111,859	10,244,782
NVIT S&P 500 Index Fund	27,910,603	28,467,530
NVIT Small Cap Growth Fund	29,141,229	29,617,073
Gartmore GVIT Worldwide Leaders Fund	7,506,207	7,973,059
Nationwide NVIT Mid Cap Index Fund	133,532,377	135,935,388
Nationwide NVIT Global Technology and Communications Fund	4,994,965	5,168,202
Nationwide NVIT Global Health Sciences Fund	5,537,358	5,659,780
Gartmore GVIT Emerging Markets Fund	6,163,376	6,524,331
Nationwide NVIT International Value Fund	45,470,620	47,782,081
Nationwide NVIT U.S. Growth Leaders Fund	7,355,321	7,483,807
Van Kampen NVIT Multi Sector Bond Fund**	36,086,401	36,949,521

*	Includes $17,358,675 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 6.62% and maturity dates ranging from 09/14/2007 to 11/27/2036.
**	Includes $4,711,980 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 6.62% and maturity dates ranging from 08/07/2007 to 11/07/2036.

As of March 31, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
NVIT Nationwide Fund	1,935,187,937	$97,556,751	$(27,417,391)	$70,139,360
Nationwide NVIT Growth Fund	207,417,950	9,501,882	(2,901,681)	6,600,201
Nationwide NVIT Government Bond Fund	1,268,783,855	5,410,615	(4,726,051)	684,564
NVIT Small Company Fund	713,348,299	189,390,750	(25,509,484)	163,881,266
Nationwide NVIT Money Market Fund	1,924,093,050	—	—	—
Nationwide NVIT Money Market II Fund	287,918,338	—	—	—
J.P. Morgan NVIT Balanced Fund	203,927,453	19,152,841	(1,944,090)	17,208,751
Nationwide NVIT Mid Cap Growth Fund	436,004,068	59,959,069	(8,638,218)	51,320,851
Van Kampen NVIT Comstock Value Fund	381,937,547	42,699,413	(4,579,733)	38,119,680
Federated NVIT High Income Bond Fund	253,021,774	11,644,669	(2,891,965)	8,752,704
NVIT S&P 500 Index Fund	704,849,838	73,061,957	(43,544,245)	29,517,712
NVIT Small Cap Value Fund	579,583,450	104,298,528	(26,009,746)	78,288,782
NVIT Small Cap Growth Fund	135,270,645	32,798,334	(4,073,787)	28,724,547
Gartmore GVIT Worldwide Leaders Fund	61,081,353	7,245,652	(301,173)	6,944,479
Nationwide NVIT Mid Cap Index Fund	735,791,123	172,628,347	(29,886,675)	142,741,672
Nationwide NVIT Global Technology and Communications Fund	47,353,409	2,107,994	(1,091,010)	1,016,984
Nationwide NVIT Global Health Sciences Fund	61,994,291	3,249,993	(1,418,791)	1,831,202
Nationwide NVIT Nationwide Leaders Fund	34,625,779	117,902	(1,080,295)	(962,393)
Gartmore GVIT Emerging Markets Fund	246,566,886	73,205,996	(3,512,168)	69,693,828
Gartmore GVIT International Growth Fund	81,823,214	14,909,195	(320,886)	14,588,309
Nationwide NVIT International Value Fund	441,163,292	44,928,834	(4,867,705)	40,061,129
NVIT Investor Destinations Aggressive Fund	634,779,884	123,443,863	(314,796)	123,129,067
NVIT Investor Destinations Moderately Aggressive Fund	1,776,954,261	267,575,311	(2,104,693)	265,470,618
NVIT Investor Destinations Moderate Fund	2,397,923,025	286,150,077	(4,865,784)	281,284,293
NVIT Investor Destinations Moderately Conservative Fund	624,260,285	46,160,248	(2,477,744)	43,682,504
NVIT Investor Destinations Conservative Fund	309,937,106	5,108,203	—	5,108,203
Nationwide NVIT U.S. Growth Leaders Fund	62,781,956	3,395,876	(598,999)	2,796,877
Gartmore GVIT Global Utilities Fund	64,528,068	12,138,862	(165,362)	11,973,500
Nationwide NVIT Global Financial Services Fund	31,841,389	2,432,723	(595,927)	1,836,796
Nationwide NVIT Developing Markets Fund	260,625,046	59,970,973	(4,167,564)	55,803,409
American Funds NVIT Growth	94,129,042	4,940,914	—	4,940,914
American Funds NVIT Global Growth	52,817,372	4,490,601	—	4,490,601
American Funds NVIT Asset Allocation	212,211,540	7,600,021	—	7,600,021
American Funds NVIT Bond	50,139,835	1,543,258	—	1,543,258
NVIT International Index	46,975,214	6,621,771	(1,348,349)	5,273,422
Van Kampen NVIT Multi Sector Bond Fund	279,938,588	9,253,828	(1,712,150)	7,541,678

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer & Principal Financial Officer
	Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOHN H. GRADY
	Name:	John H. Grady
	Title:	Principal Executive Officer
	Date:	May 29, 2007

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer & Principal Financial Officer
	Date:	May 29, 2007